NYLI Balanced Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 31.2%
Asset-Backed Securities 0.4%
Other Asset-Backed Securities 0.4%
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
5.979% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	$ 1,100,000	$ 1,102,695
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.835% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	444,444	446,213
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	302,446	279,278
		1,828,186
Total Asset-Backed Securities (Cost $1,843,648)		1,828,186
Corporate Bonds 12.7%
Aerospace & Defense 0.3%
BAE Systems plc
5.125%, due 3/26/29 (a)	850,000	869,555
Boeing Co. (The)
6.528%, due 5/1/34	190,000	206,798
General Electric Co.
4.90%, due 1/29/36	350,000	348,819
		1,425,172
Auto Manufacturers 0.6%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	325,000	332,050
Ford Motor Credit Co. LLC
5.875%, due 11/7/29	305,000	305,861
General Motors Financial Co., Inc.
6.05%, due 10/10/25	595,000	596,338
Hyundai Capital America
4.875%, due 6/23/27 (a)	1,280,000	1,284,107
		2,518,356
Banks 4.1%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	400,000	407,276
Bank of America Corp. (c)
1.734%, due 7/22/27	1,040,000	1,011,416
2.087%, due 6/14/29	865,000	809,839
5.202%, due 4/25/29	660,000	672,305
5.511%, due 1/24/36	180,000	184,450
5.518%, due 10/25/35	505,000	505,485
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (c)	175,000	192,772

	Principal Amount	Value
Corporate Bonds
Banks
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	$ 405,000	$ 428,317
BNP Paribas SA
5.786%, due 1/13/33 (a)(c)	460,000	477,325
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	195,000	197,528
5.61%, due 9/29/26 (c)	1,050,000	1,051,280
6.174%, due 5/25/34 (c)	410,000	428,762
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (c)	265,000	286,789
Credit Agricole SA
5.862%, due 1/9/36 (a)(c)	360,000	372,297
Goldman Sachs Group, Inc. (The) (c)
5.016%, due 10/23/35	190,000	187,401
5.218%, due 4/23/31	700,000	715,773
6.484%, due 10/24/29	345,000	364,735
HSBC Holdings plc (c)
6.547%, due 6/20/34	330,000	350,228
7.39%, due 11/3/28	470,000	497,224
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (c)	550,000	561,466
JPMorgan Chase & Co. (c)
5.103%, due 4/22/31	955,000	976,655
5.572%, due 4/22/36	500,000	516,340
5.576%, due 7/23/36	700,000	709,069
KeyCorp
5.121%, due 4/4/31 (c)	540,000	545,799
Morgan Stanley (c)
5.32%, due 7/19/35	185,000	187,328
5.656%, due 4/18/30	310,000	321,232
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	835,000	838,764
PNC Financial Services Group, Inc. (The) (c)
5.373%, due 7/21/36	20,000	20,207
6.615%, due 10/20/27	545,000	557,881
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	335,000	336,786
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	247,947
Truist Financial Corp.
5.122%, due 1/26/34 (c)	160,000	160,053
U.S. Bancorp
6.787%, due 10/26/27 (c)	385,000	395,109
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	340,000	348,584
6.442%, due 8/11/28 (c)	550,000	569,221
6.60% (5 Year SOFR + 3.122%), due 8/5/30 (b)(d)	200,000	200,000

	Principal Amount	Value
Corporate Bonds
Banks
Wells Fargo & Co. (c)
4.97%, due 4/23/29	$ 595,000	$ 601,982
5.15%, due 4/23/31	515,000	525,525
5.605%, due 4/23/36	190,000	195,691
		17,956,841
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	345,000	341,946
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	155,000	154,962
		496,908
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	300,000	305,501
5.25%, due 3/2/30	310,000	318,488
		623,989
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	400,000	386,405
Computers 0.1%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	270,000	268,417
Diversified Financial Services 0.6%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	530,000	528,448
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	430,000	452,146
Ares Management Corp.
6.375%, due 11/10/28	425,000	447,501
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	605,000	622,118
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	335,000	343,914
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	470,000	495,997
		2,890,124
Electric 1.8%
Arizona Public Service Co.
5.55%, due 8/1/33	415,000	426,178
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	197,500

	Principal Amount	Value
Corporate Bonds
Electric
Duke Energy Corp.
2.45%, due 6/1/30	$ 240,000	$ 217,427
4.50%, due 8/15/32	140,000	137,049
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	71,396
5.30%, due 6/15/35	700,000	708,908
Entergy Arkansas LLC
5.15%, due 1/15/33	220,000	224,905
Entergy Louisiana LLC
5.15%, due 9/15/34	375,000	377,339
Florida Power & Light Co.
5.05%, due 4/1/28	640,000	652,879
Georgia Power Co.
4.65%, due 5/16/28	755,000	761,451
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	330,000	336,233
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	405,043
6.10%, due 1/15/29	240,000	248,216
6.15%, due 1/15/33	850,000	882,786
6.40%, due 6/15/33	110,000	116,060
PECO Energy Co.
4.90%, due 6/15/33	310,000	313,265
Public Service Co. of Oklahoma
5.45%, due 1/15/36	305,000	306,137
Southern California Edison Co.
5.30%, due 3/1/28	380,000	384,110
Southern Co. (The)
5.15%, due 10/6/25	220,000	220,065
5.70%, due 10/15/32	100,000	104,815
Virginia Electric and Power Co.
5.05%, due 8/15/34	375,000	375,475
Xcel Energy, Inc.
5.50%, due 3/15/34	290,000	294,444
		7,761,681
Electronics 0.1%
Amphenol Corp.
5.00%, due 1/15/35	370,000	371,697
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	445,000	412,005
Food 0.0% ‡
Kraft Heinz Foods Co.
3.75%, due 4/1/30	130,000	124,193

	Principal Amount	Value
Corporate Bonds
Forest Products & Paper 0.1%
Georgia-Pacific LLC
4.95%, due 6/30/32 (a)	$ 480,000	$ 483,282
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	550,000	478,709
Southwest Gas Corp.
5.45%, due 3/23/28	220,000	224,748
		703,457
Healthcare-Products 0.1%
Solventum Corp.
5.45%, due 2/25/27	605,000	614,383
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	360,000	331,326
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	643,000	627,846
Insurance 0.8%
Corebridge Global Funding (a)
5.20%, due 1/12/29	545,000	554,711
5.20%, due 6/24/29	325,000	331,260
Equitable America Global Funding
4.95%, due 6/9/30 (a)	575,000	579,576
GA Global Funding Trust
5.40%, due 1/13/30 (a)	645,000	660,110
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	430,000	440,545
RGA Global Funding
6.00%, due 11/21/28 (a)	800,000	833,783
		3,399,985
Internet 0.1%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	380,680
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	420,000	421,344

	Principal Amount	Value
Corporate Bonds
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	$ 765,000	$ 677,719
6.384%, due 10/23/35	370,000	382,508
Paramount Global
4.20%, due 5/19/32	340,000	311,730
		1,371,957
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	195,000	199,592
Oil & Gas 0.4%
EOG Resources, Inc.
4.40%, due 7/15/28	850,000	852,416
5.00%, due 7/15/32	220,000	221,653
Occidental Petroleum Corp.
5.20%, due 8/1/29	535,000	536,302
		1,610,371
Pharmaceuticals 0.2%
AbbVie, Inc.
5.05%, due 3/15/34	385,000	389,860
Merck & Co., Inc.
2.15%, due 12/10/31	230,000	199,794
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	210,000	208,736
		798,390
Pipelines 0.5%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	270,000	284,152
Energy Transfer LP
3.75%, due 5/15/30	185,000	177,287
5.75%, due 2/15/33	205,000	212,276
MPLX LP
5.50%, due 6/1/34	385,000	385,396
Targa Resources Corp.
5.50%, due 2/15/35	260,000	259,849
Targa Resources Partners LP
5.50%, due 3/1/30	755,000	766,124
		2,085,084
Real Estate Investment Trusts 0.3%
American Tower Corp.
2.10%, due 6/15/30	660,000	585,730
CubeSmart LP
2.25%, due 12/15/28	340,000	316,026

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Simon Property Group LP
1.75%, due 2/1/28	$ 425,000	$ 399,679
		1,301,435
Retail 0.2%
Home Depot, Inc. (The)
1.875%, due 9/15/31	385,000	330,680
4.95%, due 6/25/34	180,000	181,446
Lowe's Cos., Inc.
4.80%, due 4/1/26	310,000	310,314
5.00%, due 4/15/33	205,000	206,508
5.15%, due 7/1/33	105,000	106,563
		1,135,511
Semiconductors 0.3%
Broadcom, Inc.
2.60%, due 2/15/33 (a)	120,000	102,648
5.05%, due 4/15/30	460,000	469,997
Intel Corp.
5.125%, due 2/10/30	290,000	294,296
5.15%, due 2/21/34	200,000	197,826
QUALCOMM, Inc.
2.15%, due 5/20/30	490,000	444,084
		1,508,851
Software 0.2%
Oracle Corp.
2.95%, due 4/1/30	500,000	465,215
4.30%, due 7/8/34	300,000	282,009
5.50%, due 8/3/35	175,000	177,456
		924,680
Telecommunications 0.4%
AT&T, Inc.
2.25%, due 2/1/32	415,000	356,160
4.35%, due 3/1/29	955,000	952,251
Verizon Communications, Inc.
2.10%, due 3/22/28	340,000	321,364
		1,629,775
Transportation 0.3%
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	425,000	430,884
Union Pacific Corp.
2.80%, due 2/14/32	245,000	220,242

	Principal Amount	Value
Corporate Bonds
Transportation
United Parcel Service, Inc.
4.45%, due 4/1/30	$ 220,000	$ 221,435
5.15%, due 5/22/34	375,000	382,622
		1,255,183
Total Corporate Bonds (Cost $55,087,798)		56,018,920
Mortgage-Backed Securities 0.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	912,575
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(e)	357,216	359,273
Total Mortgage-Backed Securities (Cost $1,383,802)		1,271,848
U.S. Government & Federal Agencies 17.8%
United States Treasury Bonds 0.2%
U.S. Treasury Bonds
4.75%, due 5/15/55	1,135,000	1,110,172
United States Treasury Notes 17.6%
U.S. Treasury Notes
3.875%, due 3/31/27	33,350,000	33,283,561
3.875%, due 7/15/28	15,500,000	15,495,156
3.875%, due 7/31/30	11,250,000	11,209,570
4.00%, due 6/30/32	13,725,000	13,613,484
4.25%, due 5/15/35	3,900,000	3,865,875
		77,467,646
Total U.S. Government & Federal Agencies (Cost $78,747,871)		78,577,818
Total Long-Term Bonds (Cost $137,063,119)		137,696,772

	Shares

Common Stocks 58.9%
Aerospace & Defense 1.2%
L3Harris Technologies, Inc.	19,124	5,255,658

	Shares	Value
Common Stocks
Automobile Components 0.9%
Gentex Corp.	141,957	$ 3,750,504
Banks 5.1%
JPMorgan Chase & Co.	35,370	10,478,009
M&T Bank Corp.	20,029	3,779,472
PNC Financial Services Group, Inc. (The)	21,659	4,121,058
Regions Financial Corp.	161,080	4,080,156
		22,458,695
Beverages 0.8%
Keurig Dr Pepper, Inc.	101,569	3,316,228
Biotechnology 1.2%
Gilead Sciences, Inc.	46,187	5,186,338
Building Products 0.9%
Johnson Controls International plc	36,607	3,843,735
Capital Markets 5.5%
Ares Management Corp.	14,786	2,743,247
KKR & Co., Inc.	34,115	5,000,577
LPL Financial Holdings, Inc.	10,139	4,012,306
Morgan Stanley	31,191	4,443,470
Nasdaq, Inc.	38,529	3,707,260
Raymond James Financial, Inc.	26,430	4,417,246
		24,324,106
Chemicals 0.6%
Axalta Coating Systems Ltd. (f)	89,537	2,535,688
Communications Equipment 2.2%
Cisco Systems, Inc.	90,326	6,149,394
F5, Inc. (f)	10,916	3,421,293
		9,570,687
Consumer Staples Distribution & Retail 1.0%
U.S. Foods Holding Corp. (f)	51,423	4,285,079
Diversified Consumer Services 0.7%
H&R Block, Inc.	58,606	3,184,650
Electric Utilities 1.0%
American Electric Power Co., Inc.	37,306	4,220,801
Electrical Equipment 1.0%
Emerson Electric Co.	30,903	4,496,695

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	52,348	$ 3,310,487
Food Products 1.0%
Archer-Daniels-Midland Co.	77,499	4,198,896
Gas Utilities 0.9%
Atmos Energy Corp.	26,311	4,102,411
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	66,208	2,813,840
Health Care Equipment & Supplies 0.8%
Boston Scientific Corp. (f)	34,653	3,635,793
Health Care Providers & Services 2.0%
Elevance Health, Inc.	13,421	3,799,217
UnitedHealth Group, Inc.	20,197	5,040,363
		8,839,580
Hotels, Restaurants & Leisure 0.5%
Starbucks Corp.	26,913	2,399,563
Industrial Conglomerates 0.7%
3M Co.	21,860	3,261,949
Insurance 4.4%
American International Group, Inc.	60,683	4,710,821
Chubb Ltd.	13,354	3,552,698
Everest Group Ltd.	8,219	2,759,940
Marsh & McLennan Cos., Inc.	20,883	4,159,894
MetLife, Inc.	56,944	4,324,897
		19,508,250
Interactive Media & Services 2.3%
Alphabet, Inc., Class C	52,845	10,191,687
IT Services 0.8%
Amdocs Ltd.	43,099	3,678,931
Machinery 1.7%
Middleby Corp. (The) (f)	22,845	3,317,094
PACCAR, Inc.	42,529	4,200,164
		7,517,258

	Shares	Value
Common Stocks
Metals & Mining 0.8%
Freeport-McMoRan, Inc.	84,274	$ 3,391,186
Multi-Utilities 1.9%
Sempra	57,887	4,728,210
WEC Energy Group, Inc.	34,973	3,814,855
		8,543,065
Oil, Gas & Consumable Fuels 4.7%
Antero Resources Corp. (f)	125,622	4,387,977
ConocoPhillips	47,400	4,519,116
Coterra Energy, Inc.	159,553	3,891,498
Marathon Petroleum Corp.	23,148	3,939,558
Targa Resources Corp.	24,518	4,080,040
		20,818,189
Personal Care Products 1.5%
Kenvue, Inc.	162,121	3,475,874
Unilever plc, Sponsored ADR (United Kingdom)	51,823	3,028,018
		6,503,892
Pharmaceuticals 5.3%
AstraZeneca plc, Sponsored ADR (United Kingdom)	41,837	3,057,866
Johnson & Johnson	46,090	7,592,867
Merck & Co., Inc.	75,366	5,887,592
Pfizer, Inc.	196,845	4,584,520
Roche Holding AG	7,848	2,462,496
		23,585,341
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc.	11,400	3,348,180
NXP Semiconductors NV (Netherlands)	18,290	3,909,853
		7,258,033
Software 0.7%
Adobe, Inc. (f)	8,035	2,874,039
Specialized REITs 1.7%
Crown Castle, Inc.	38,114	4,005,400
Gaming and Leisure Properties, Inc.	80,898	3,687,331
		7,692,731
Specialty Retail 1.5%
Dick's Sporting Goods, Inc.	16,337	3,455,439
Industria de Diseno Textil SA, ADR (Spain)	252,097	3,002,475
		6,457,914

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 0.6%
NetApp, Inc.	26,865	$ 2,797,452
Total Common Stocks (Cost $211,574,872)		259,809,351
Exchange-Traded Funds 8.6%
iShares Intermediate Government/Credit Bond ETF (g)	159,088	16,923,782
Vanguard Intermediate-Term Treasury ETF	263,930	15,666,885
Vanguard Russell 1000 Value	58,774	5,042,809
Total Exchange-Traded Funds (Cost $36,428,780)		37,633,476
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.215% (h)	2,352,422	2,352,422
Total Short-Term Investment (Cost $2,352,422)		2,352,422
Total Investments (Cost $387,419,193)	99.2%	437,492,021
Other Assets, Less Liabilities	0.8	3,422,078
Net Assets	100.0%	$ 440,914,099

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2025.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(f)	Non-income producing security.
(g)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $1,063,800. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,085,927.
(h)	Current yield as of July 31, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,134	$ 39,531	$ (41,313)	$ —	$ —	$ 2,352	$ 114	$ —	2,352
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	85	September 2025	$ 9,157,899	$ 9,194,609	$ 36,710
U.S. Treasury 10 Year Notes	11	September 2025	1,225,349	1,221,688	(3,661)
Total Long Contracts					33,049
Short Contracts
U.S. Treasury 2 Year Notes	(11)	September 2025	(2,278,872)	(2,276,828)	2,044
U.S. Treasury 10 Year Ultra Bonds	(31)	September 2025	(3,478,883)	(3,505,422)	(26,539)
Total Short Contracts					(24,495)
Net Unrealized Appreciation					$ 8,554

1.	As of July 31, 2025, cash in the amount of $76,937 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 1,828,186	$ —	$ 1,828,186
Corporate Bonds	—	56,018,920	—	56,018,920
Mortgage-Backed Securities	—	1,271,848	—	1,271,848
U.S. Government & Federal Agencies	—	78,577,818	—	78,577,818
Total Long-Term Bonds	—	137,696,772	—	137,696,772
Common Stocks
Pharmaceuticals	21,122,845	2,462,496	—	23,585,341
All Other Industries	236,224,010	—	—	236,224,010
Total Common Stocks	257,346,855	2,462,496	—	259,809,351
Exchange-Traded Funds	37,633,476	—	—	37,633,476
Short-Term Investment
Affiliated Investment Company	2,352,422	—	—	2,352,422
Total Investments in Securities	297,332,753	140,159,268	—	437,492,021
Other Financial Instruments
Futures Contracts (b)	38,754	—	—	38,754
Total Investments in Securities and Other Financial Instruments	$ 297,371,507	$ 140,159,268	$ —	$ 437,530,775
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (30,200)	$ —	$ —	$ (30,200)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Candriam Emerging Markets Equity Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 94.9%
Brazil 3.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	24,000	$ 464,223
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	50,000	218,946
Inter & Co., Inc., Class A (Banks) (a)	82,000	536,280
MercadoLibre, Inc. (Broadline Retail) (b)	220	522,256
NU Holdings Ltd., Class A (Banks) (b)	40,000	488,800
Rede D'Or Sao Luiz SA (Health Care Providers & Services) (c)	85,000	493,343
TOTVS SA (Software)	132,000	1,028,033
		3,751,881
Chile 0.6%
Antofagasta plc (Metals & Mining)	28,000	691,857
China 29.1%
Agricultural Bank of China Ltd., Class H (Banks)	920,000	603,773
Akeso, Inc. (Biotechnology) (b)(c)	62,000	1,203,867
Alibaba Group Holding Ltd. (Broadline Retail)	198,000	2,920,671
APT Medical, Inc., Class A (Health Care Equipment & Supplies)	12,000	475,076
Bank of Jiangsu Co. Ltd., Class A (Banks)	540,960	848,761
BYD Co. Ltd., Class H (Automobiles)	54,000	794,379
China Hongqiao Group Ltd. (Metals & Mining)	420,000	1,113,561
China Life Insurance Co. Ltd., Class H (Insurance)	402,000	1,165,857
China Merchants Bank Co. Ltd., Class H (Banks)	300,000	1,949,807
China State Construction International Holdings Ltd. (Construction & Engineering)	460,000	705,608
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	500,000	396,960
CMOC Group Ltd., Class H (Metals & Mining)	1,140,000	1,288,245
Geely Automobile Holdings Ltd. (Automobiles)	220,000	495,682
Laopu Gold Co. Ltd., Class H (Textiles, Apparel & Luxury Goods)	2,200	197,762
Mao Geping Cosmetics Co. Ltd., Class H (Personal Care Products) (a)	10,000	126,472
Meituan (Hotels, Restaurants & Leisure) (b)(c)	32,000	495,969
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	17,005	791,328
NetEase, Inc. (Entertainment)	24,000	626,142
PDD Holdings, Inc., ADR (Broadline Retail) (b)	3,500	397,075
PICC Property & Casualty Co. Ltd., Class H (Insurance)	585,000	1,216,850
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	96,000	660,174
Pop Mart International Group Ltd. (Specialty Retail) (c)	24,000	752,109
Shanjin International Gold Co. Ltd., Class A (Metals & Mining)	232,000	576,613
Sieyuan Electric Co. Ltd., Class A (Electrical Equipment)	54,000	586,015
Tencent Holdings Ltd. (Interactive Media & Services)	92,000	6,449,237
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	90,000	697,811
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (b)(c)	342,000	2,286,922
Zhejiang China Commodities City Group Co. Ltd., Class A (Distributors)	320,000	949,492
Zhejiang Huayou Cobalt Co. Ltd., Class A (Electrical Equipment)	150,000	916,018
		31,688,236
Greece 2.1%
Alpha Bank SA (Banks)	330,000	1,240,040
Piraeus Financial Holdings SA (Banks) (b)	132,000	1,017,788
		2,257,828

	Shares	Value
Common Stocks
Hong Kong 1.5%
AIA Group Ltd. (Insurance)	96,000	$ 898,222
Futu Holdings Ltd., ADR (Capital Markets)	5,000	768,400
		1,666,622
Hungary 1.2%
OTP Bank Nyrt. (Banks)	15,600	1,264,983
India 14.5%
360 ONE WAM Ltd. (Capital Markets)	38,000	454,008
AU Small Finance Bank Ltd. (Banks) (c)	30,000	252,230
Bajaj Finance Ltd. (Consumer Finance)	80,000	800,745
Bharti Airtel Ltd. (Wireless Telecommunication Services)	84,000	1,831,142
Coromandel International Ltd. (Chemicals)	24,000	732,392
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	12,600	946,212
Eicher Motors Ltd. (Automobiles)	3,600	224,047
HDFC Bank Ltd. (Banks)	96,000	2,204,811
ICICI Bank Ltd. (Banks)	120,000	2,026,107
InterGlobe Aviation Ltd. (Passenger Airlines) (b)(c)	13,200	887,214
Max Healthcare Institute Ltd. (Health Care Providers & Services)	80,000	1,130,055
Navin Fluorine International Ltd. (Chemicals)	16,400	939,249
NHPC Ltd. (Independent Power and Renewable Electricity Producers)	700,000	660,243
PB Fintech Ltd. (Insurance) (b)	36,000	742,269
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	74,000	1,168,023
Siemens Energy India Ltd. (Electrical Equipment) (b)	18,000	665,331
Siemens Ltd. (Industrial Conglomerates)	5,000	172,486
		15,836,564
Mexico 2.0%
Gentera SAB de CV (Consumer Finance)	700,000	1,581,818
Industrias Penoles SAB de CV (Metals & Mining) (b)	22,000	579,884
		2,161,702
Nigeria 0.3%
Airtel Africa plc (Wireless Telecommunication Services) (c)	120,000	323,017
Peru 2.3%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	50,000	850,500
Credicorp Ltd. (Banks)	5,200	1,232,400
Intercorp Financial Services, Inc. (Banks)	11,276	406,613
		2,489,513
Poland 1.2%
Dino Polska SA (Consumer Staples Distribution & Retail) (b)(c)	68,000	897,356
Powszechny Zaklad Ubezpieczen SA (Insurance)	24,000	402,103
		1,299,459
Republic of Korea 10.1%
Classys, Inc. (Health Care Equipment & Supplies)	14,000	580,251

	Shares	Value
Common Stocks
Republic of Korea
Cosmax, Inc. (Personal Care Products)	3,000	$ 541,262
Doosan Co. Ltd. (Industrial Conglomerates)	1,000	428,977
Hana Financial Group, Inc. (Banks)	10,000	612,301
Hansol Chemical Co. Ltd. (Chemicals)	6,400	833,205
Hyosung Heavy Industries Corp. (Electrical Equipment)	1,500	1,320,521
Hyundai Rotem Co. Ltd. (Machinery)	3,400	493,903
KB Financial Group, Inc. (Banks)	19,000	1,511,050
Samsung C&T Corp. (Industrial Conglomerates)	8,000	966,489
Samsung Heavy Industries Co. Ltd. (Machinery) (b)	108,000	1,475,800
Samyang Foods Co. Ltd. (Food Products)	600	619,350
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	8,400	1,628,987
		11,012,096
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (d)(e)	6,769	—
Saudi Arabia 1.1%
Al Rajhi Bank (Banks)	36,000	906,385
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	4,000	278,602
		1,184,987
Singapore 0.4%
Sea Ltd., ADR (Entertainment) (b)	2,800	438,620
South Africa 4.6%
Gold Fields Ltd. (Metals & Mining)	32,000	776,742
MTN Group Ltd. (Wireless Telecommunication Services)	138,000	1,161,679
Naspers Ltd., Class N (Broadline Retail)	4,300	1,330,771
Northam Platinum Holdings Ltd. (Metals & Mining) (a)	84,000	966,917
Valterra Platinum Ltd. (Metals & Mining)	16,000	720,025
		4,956,134
Taiwan 17.8%
Accton Technology Corp. (Communications Equipment)	44,000	1,306,894
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	27,000	829,561
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,000	607,502
CTBC Financial Holding Co. Ltd. (Banks)	600,000	822,582
E.Sun Financial Holding Co. Ltd. (Banks)	1,090,816	1,162,299
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	38,400	1,413,296
King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,200	993,941
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	6,400	292,001
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	24,000	458,756
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	282,000	10,893,153
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	7,000	644,596
		19,424,581
Turkey 2.0%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	260,000	1,195,733

	Shares	Value
Common Stocks
Turkey
Turkiye Garanti Bankasi A/S (Banks)	160,000	$ 562,512
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	100,000	415,484
		2,173,729
United Kingdom 0.4%
Anglogold Ashanti plc (Metals & Mining)	10,000	454,175
United States 0.3%
Laureate Education, Inc. (Diversified Consumer Services) (b)	15,000	339,000
Total Common Stocks (Cost $77,512,511)		103,414,984
Preferred Stocks 4.2%
Brazil 0.7%
Itau Unibanco Holding SA (Banks)	112,000	703,256
Colombia 0.6%
Grupo Cibest SA, ADR (Banks)	16,000	694,720
Republic of Korea 2.9%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	76,000	3,136,427
Total Preferred Stocks (Cost $4,370,999)		4,534,403
Short-Term Investment 0.7%
Unaffiliated Investment Company 0.7%
United States 0.7%
Invesco Government & Agency Portfolio, 4.342% (f)(g)	821,564	821,564
Total Short-Term Investment (Cost $821,564)		821,564
Total Investments (Cost $82,705,074)	99.8%	108,770,951
Other Assets, Less Liabilities	0.2	191,460
Net Assets	100.0%	$ 108,962,411

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $784,987; the total market value of collateral held by the Fund was $965,164. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $143,600. The Fund received cash collateral with a value of $821,564.
(b)	Non-income producing security.

(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security—As of July 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of July 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Chile	$ —	$ 691,857	$ —	$ 691,857
China	397,075	31,291,161	—	31,688,236
Greece	—	2,257,828	—	2,257,828
Hong Kong	768,400	898,222	—	1,666,622
Hungary	—	1,264,983	—	1,264,983
India	—	15,836,564	—	15,836,564
Nigeria	—	323,017	—	323,017
Poland	—	1,299,459	—	1,299,459
Republic of Korea	—	11,012,096	—	11,012,096
Saudi Arabia	—	1,184,987	—	1,184,987
South Africa	—	4,956,134	—	4,956,134
Taiwan	—	19,424,581	—	19,424,581
Turkey	—	2,173,729	—	2,173,729
United Kingdom	—	454,175	—	454,175
All Other Countries	9,180,716	—	—	9,180,716
Total Common Stocks	10,346,191	93,068,793	—	103,414,984
Preferred Stocks	1,397,976	3,136,427	—	4,534,403
Short-Term Investment
Unaffiliated Investment Company	821,564	—	—	821,564
Total Investments in Securities	$ 12,565,731	$ 96,205,220	$ —	$ 108,770,951

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Conservative Allocation Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.7%
Equity Funds 38.1%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	469,647	$ 5,536,809
NYLI Candriam International Equity ETF	174,170	5,633,738
NYLI Candriam U.S. Large Cap Equity ETF	221,895	11,063,307
NYLI Candriam U.S. Mid Cap Equity ETF	238,199	7,828,887
NYLI Epoch Capital Growth Fund Class I	80,766	1,275,018
NYLI Epoch International Choice Fund Class I	141,500	6,228,573
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	433,116	9,736,700
NYLI Fiera SMID Growth Fund Class R6	465,727	7,812,612
NYLI FTSE International Equity Currency Neutral ETF	248,188	7,309,137
NYLI MacKay Convertible Fund Class I	366,345	7,344,476
NYLI PineStone International Equity Fund Class R6	268,032	4,498,785
NYLI PineStone U.S. Equity Fund Class R6	516,381	10,254,251
NYLI Winslow Large Cap Growth ETF (a)	212,952	11,207,174
NYLI WMC Enduring Capital Fund Class R6	233,863	9,279,725
NYLI WMC Growth Fund Class R6 (a)	203,942	11,575,940
NYLI WMC International Research Equity Fund Class I	683,435	6,218,851
NYLI WMC Small Companies Fund Class I (a)	249,641	6,479,341
NYLI WMC Value Fund Class R6	280,439	9,365,722
Total Equity Funds (Cost $101,892,964)		138,649,046
Fixed Income Funds 51.6%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	931,572	7,353,181
NYLI Floating Rate Fund Class R6 (a)	2,070,962	18,244,140
NYLI MacKay Core Plus Bond ETF (a)	1,843,680	38,893,167
NYLI MacKay High Income ETF (a)	228,804	6,032,417
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,157,140	6,013,771
NYLI MacKay Securitized Income ETF (a)	1,168,220	30,180,029
NYLI MacKay Short Duration High Income Fund Class I	843,607	8,020,176
NYLI MacKay Total Return Bond Fund Class R6 (a)	4,265,741	39,013,189
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	3,995,227	30,394,886
NYLI Short Term Bond Fund Class I (a)	398,889	3,640,623
Total Fixed Income Funds (Cost $188,382,822)		187,785,579
Total Affiliated Investment Companies (Cost $290,275,786)		326,434,625
Short-Term Investment 10.0%
Affiliated Investment Company 10.0%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	36,429,873	36,429,873
Total Short-Term Investment (Cost $36,429,873)	10.0%	36,429,873
Total Investments (Cost $326,705,659)	99.7%	362,864,498
Other Assets, Less Liabilities	0.3	1,200,419
Net Assets	100.0%	$ 364,064,917

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 197	$ —	$ (192)	$ 46	$ (51)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Debt Fund Class I	—	7,946	(664)	(4)	75	7,353	208	—	932
NYLI Candriam Emerging Markets Equity Fund Class R6	5,771	146	(993)	110	503	5,537	40	—	470
NYLI Candriam International Equity ETF	5,861	318	(1,088)	35	508	5,634	130	—	174
NYLI Candriam U.S. Large Cap Equity ETF	10,869	642	(1,113)	37	628	11,063	92	—	222
NYLI Candriam U.S. Mid Cap Equity ETF	8,520	746	(1,556)	91	28	7,829	76	—	238
NYLI CBRE NextGen Real Estate ETF	1,568	—	(1,547)	117	(138)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	1,345	62	(160)	13	15	1,275	8	52	81
NYLI Epoch International Choice Fund Class I	6,021	682	(1,038)	11	553	6,229	98	—	142
NYLI Epoch U.S. Equity Yield Fund Class R6	10,008	1,019	(874)	(56)	(360)	9,737	196	734	433
NYLI Fiera SMID Growth Fund Class R6	8,656	1,162	(1,967)	47	(85)	7,813	—	220	466
NYLI Floating Rate Fund Class R6	19,442	1,275	(2,311)	(69)	(93)	18,244	1,017	—	2,071
NYLI FTSE International Equity Currency Neutral ETF	7,609	96	(1,130)	311	423	7,309	178	4	248
NYLI MacKay Convertible Fund Class I	7,688	372	(971)	37	218	7,344	235	138	366
NYLI MacKay Core Plus Bond ETF (a)	41,101	768	(2,835)	(165)	24	38,893	1,610	—	1,844
NYLI MacKay High Income ETF (b)	6,378	48	(301)	1	(94)	6,032	338	84	229
NYLI MacKay High Yield Corporate Bond Fund Class R6	6,389	329	(696)	6	(14)	6,014	293	—	1,157
NYLI MacKay Securitized Income ETF	31,802	734	(2,335)	23	(44)	30,180	1,318	67	1,168
NYLI MacKay Short Duration High Income Fund Class I	16,295	503	(8,768)	(87)	77	8,020	503	—	844
NYLI MacKay Total Return Bond Fund Class R6	41,050	1,888	(3,938)	(698)	711	39,013	1,562	—	4,266
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	31,867	1,465	(3,109)	(34)	205	30,394	1,065	—	3,995
NYLI PineStone International Equity Fund Class R6	4,934	865	(1,262)	34	(72)	4,499	36	—	268
NYLI PineStone U.S. Equity Fund Class R6	10,255	475	(819)	(23)	366	10,254	60	103	516
NYLI Short Term Bond Fund Class I	3,867	196	(428)	—(c)	6	3,641	126	—	399
NYLI U.S. Government Liquidity Fund	37,865	52,894	(54,329)	—	—	36,430	1,143	—	36,430
NYLI Winslow Large Cap Growth ETF	8,475	3,174	(2,023)	1	1,580	11,207	—	150	213
NYLI Winslow Large Cap Growth Fund Class R6	2,884	279	(3,155)	1,767	(1,775)	—	—	280	—
NYLI WMC Enduring Capital Fund Class R6	9,540	591	(1,042)	(7)	198	9,280	54	—	234
NYLI WMC Growth Fund Class R6	10,961	1,006	(1,794)	100	1,303	11,576	—	423	204
NYLI WMC International Research Equity Fund Class I	6,450	239	(1,331)	73	788	6,219	115	—	683
NYLI WMC Small Companies Fund Class I	7,524	1,463	(2,812)	204	100	6,479	25	—	250
NYLI WMC Value Fund Class R6	9,651	529	(686)	(24)	(104)	9,366	153	320	280
	$380,843	$81,912	$(107,267)	$1,897	$5,479	$362,864	$10,679	$2,575

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(b)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
(c)	Less than $500.

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	16,014	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.48%	12/1/25	Daily	6,287	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.00%	12/1/25	Daily	(7,275)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	7,286	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(15,738)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(6,407)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	2,417	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	18,039	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of July 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	1,532	200,838	—	1.25
Advanced Micro Devices Inc.	2,097	274,914	—	1.72
Alphabet Inc.	1,803	236,435	—	1.48
Amazon.com Inc.	1,752	229,660	—	1.43
Amdocs Ltd.	1,534	201,101	—	1.26
American Tower Corp.	1,544	202,487	—	1.26
Amphenol Corp.	1,777	233,029	—	1.46
Applied Materials Inc.	1,617	212,033	—	1.32
AppLovin Corp.	1,808	237,009	—	1.48
Arista Networks Inc.	1,997	261,823	—	1.64
Astera Labs Inc.	2,516	329,857	—	2.06
Autodesk Inc.	1,603	210,225	—	1.31
Automatic Data Processing Inc.	1,639	214,956	—	1.34
Best Buy Co Inc.	1,565	205,233	—	1.28
Booking Holdings Inc.	1,566	205,397	—	1.28
CCC Intelligent Solutions Holdings Inc.	1,703	223,356	—	1.39
Ciena Corp.	1,895	248,427	—	1.55
Cognex Corp.	2,097	274,973	—	1.72
Cognizant Technology Solutions Corp.	1,501	196,769	—	1.23
Coherent Corp.	2,000	262,176	—	1.64
Comcast Corp.	1,519	199,166	—	1.24
Corning Inc.	1,980	259,569	—	1.62
Corteva Inc.	1,584	207,694	—	1.30
Crown Castle Inc.	1,677	219,900	—	1.37
Dell Technologies Inc.	1,786	234,242	—	1.46
Docusign Inc.	1,605	210,413	—	1.31
DoorDash Inc.	1,655	217,063	—	1.36
Eaton Corp Plc	1,771	232,277	—	1.45
eBay Inc.	2,003	262,663	—	1.64
EPAM Systems Inc.	1,470	192,715	—	1.20
ExlService Holdings Inc.	1,616	211,886	—	1.32
Expedia Group Inc.	1,740	228,088	—	1.42
Fidelity National Information Services Inc.	1,594	209,059	—	1.31
Fiserv Inc.	1,326	173,914	—	1.09
GoDaddy Inc.	1,469	192,644	—	1.20
Hims & Hers Health Inc.	2,205	289,118	—	1.81
HP Inc.	1,657	217,265	—	1.36
Informatica Inc.	1,661	217,854	—	1.36
Maplebear Inc.	1,746	228,937	—	1.43
Mastercard Inc.	1,658	217,415	—	1.36

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Match Group Inc.	1,776	232,889	—	1.45
McKesson Corp.	1,549	203,088	—	1.27
Micron Technology Inc.	1,458	191,117	—	1.19
MKS Instruments Inc.	1,588	208,174	—	1.30
Monolithic Power Systems Inc.	1,597	209,401	—	1.31
Moody's Corp.	1,695	222,238	—	1.39
MSCI Inc.	1,601	209,869	—	1.31
Nasdaq Inc.	1,767	231,705	—	1.45
NetApp Inc.	1,601	209,964	—	1.31
Northrop Grumman Corp.	1,889	247,653	—	1.55
nVent Electric Plc	1,779	233,252	—	1.46
NVIDIA Corp.	1,869	245,088	—	1.53
PayPal Holdings Inc.	1,519	199,117	—	1.24
Pegasystems Inc.	1,789	234,636	—	1.47
Pinterest Inc.	1,769	231,935	—	1.45
PTC Inc.	2,049	268,651	—	1.68
Q2 Holdings, Inc.	1,427	187,096	—	1.17
QUALCOMM Inc.	1,520	199,265	—	1.24
Reddit Inc.	1,759	230,689	—	1.44
S&P Global Inc.	1,717	225,183	—	1.41
Salesforce Inc.	1,562	204,811	—	1.28
SBA Communications Corp.	1,568	205,610	—	1.28
Seagate Technology Holdings Plc	1,787	234,278	—	1.46
SS&C Technologies Holdings Inc.	1,694	222,084	—	1.39
Uber Technologies Inc.	1,550	203,301	—	1.27
Upstart Holdings Inc.	2,097	274,957	—	1.72
Vertiv Holdings Co.	1,884	246,975	—	1.54
Visa Inc.	1,604	210,346	—	1.31
Western Digital Corp.	2,041	267,668	—	1.67
Zebra Technologies Corp.	1,791	234,873	—	1.47
Zoom Communications Inc.	1,565	205,192	—	1.28

1.	As of July 31, 2025, cash in the amount $1,250,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 138,649,046	$ —	$ —	$ 138,649,046
Fixed Income Funds	187,785,579	—	—	187,785,579
Total Affiliated Investment Companies	326,434,625	—	—	326,434,625
Short-Term Investment
Affiliated Investment Company	36,429,873	—	—	36,429,873
Total Investments in Securities	$ 362,864,498	$ —	$ —	$ 362,864,498

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Epoch Capital Growth Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Australia 1.7%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	30,163	$ 1,345,251
Pro Medicus Ltd. (Health Care Technology)	5,615	1,144,882
		2,490,133
Canada 1.5%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	28,816	1,497,367
Constellation Software, Inc. (Software)	210	724,494
		2,221,861
China 1.0%
BYD Co. Ltd., Class H (Automobiles)	103,500	1,522,560
Denmark 0.6%
Novo Nordisk A/S, Class B (Pharmaceuticals)	18,075	834,310
France 2.6%
Gaztransport Et Technigaz SA (Oil, Gas & Consumable Fuels)	8,249	1,545,777
Hermes International SCA (Textiles, Apparel & Luxury Goods)	421	1,028,518
Sartorius Stedim Biotech (Life Sciences Tools & Services)	6,303	1,262,423
		3,836,718
Indonesia 0.4%
Bank Central Asia Tbk. PT (Banks)	1,161,900	579,577
Ireland 0.6%
Accenture plc, Class A (IT Services)	3,309	883,834
Italy 0.5%
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	11,279	647,923
Japan 4.8%
BayCurrent, Inc. (Professional Services)	19,400	1,108,223
Disco Corp. (Semiconductors & Semiconductor Equipment)	4,300	1,281,046
Hoya Corp. (Health Care Equipment & Supplies)	16,500	2,085,539
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	10,100	1,028,243
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	8,700	1,558,036
		7,061,087
Mexico 2.2%
Grupo Financiero Banorte SAB de CV, Class O (Banks)	139,822	1,246,057
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	639,422	1,884,880
		3,130,937
Netherlands 1.7%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,028	713,335
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	13,099	1,764,710
		2,478,045

	Shares	Value
Common Stocks
Portugal 0.9%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	51,046	$ 1,243,921
Singapore 0.7%
Singapore Exchange Ltd. (Capital Markets)	80,300	986,029
South Africa 1.1%
FirstRand Ltd. (Financial Services)	378,436	1,602,432
Spain 2.1%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	15,179	1,218,499
Industria de Diseno Textil SA (Specialty Retail)	38,076	1,820,329
		3,038,828
Sweden 1.9%
Atlas Copco AB, Class B (Machinery)	39,225	527,876
Evolution AB (Hotels, Restaurants & Leisure)	25,548	2,269,886
		2,797,762
Switzerland 1.8%
EMS-Chemie Holding AG (Chemicals)	1,003	790,108
Partners Group Holding AG (Capital Markets)	1,408	1,888,061
		2,678,169
Taiwan 1.6%
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	16,000	1,085,077
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	32,000	1,236,103
		2,321,180
Thailand 1.4%
Fabrinet (Electronic Equipment, Instruments & Components) (a)	6,262	2,027,197
United Kingdom 4.1%
AstraZeneca plc (Pharmaceuticals)	9,644	1,406,600
Auto Trader Group plc (Interactive Media & Services) (b)	61,928	683,495
Games Workshop Group plc (Leisure Products)	3,463	743,071
Hikma Pharmaceuticals plc (Pharmaceuticals)	27,040	699,642
Howden Joinery Group plc (Trading Companies & Distributors)	90,456	1,049,123
Rightmove plc (Interactive Media & Services)	134,366	1,449,045
		6,030,976
United States 66.3%
AbbVie, Inc. (Biotechnology)	7,953	1,503,276
Alphabet, Inc., Class A (Interactive Media & Services)	8,714	1,672,217
Ameriprise Financial, Inc. (Capital Markets)	4,385	2,272,263
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,902	1,432,648
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,455	1,522,407
AppLovin Corp., Class A (Software) (a)	1,214	474,310
Arista Networks, Inc. (Communications Equipment) (a)	21,837	2,690,755

	Shares	Value
Common Stocks
United States
Automatic Data Processing, Inc. (Professional Services)	4,903	$ 1,517,478
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	129	710,024
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,004	3,231,875
Chemed Corp. (Health Care Providers & Services)	3,858	1,590,653
Copart, Inc. (Commercial Services & Supplies) (a)	28,262	1,281,116
Corcept Therapeutics, Inc. (Pharmaceuticals) (a)	10,081	677,141
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,136	2,007,071
CSL Ltd. (Biotechnology)	6,853	1,186,770
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (a)	14,361	1,524,707
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	2,937	1,360,448
Donaldson Co., Inc. (Machinery)	9,936	715,094
Eagle Materials, Inc. (Construction Materials)	5,987	1,342,824
Electronic Arts, Inc. (Entertainment)	7,541	1,149,927
Eli Lilly & Co. (Pharmaceuticals)	1,885	1,395,032
EMCOR Group, Inc. (Construction & Engineering)	3,463	2,172,998
Encompass Health Corp. (Health Care Providers & Services)	9,078	999,579
Expeditors International of Washington, Inc. (Air Freight & Logistics)	12,800	1,487,872
Fastenal Co. (Trading Companies & Distributors)	48,270	2,226,695
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	4,037	900,797
Gentex Corp. (Automobile Components)	39,977	1,056,192
HCA Healthcare, Inc. (Health Care Providers & Services)	2,516	890,639
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	36,539	1,590,543
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	2,799	1,495,534
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,707	1,500,504
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	24,378	2,312,010
LPL Financial Holdings, Inc. (Capital Markets)	7,088	2,804,934
Magnolia Oil & Gas Corp., Class A (Oil, Gas & Consumable Fuels)	57,478	1,369,126
Manhattan Associates, Inc. (Software) (a)	2,524	554,422
Marsh & McLennan Cos., Inc. (Insurance)	3,285	654,372
Mastercard, Inc., Class A (Financial Services)	3,706	2,099,338
Medpace Holdings, Inc. (Life Sciences Tools & Services) (a)	1,666	711,715
Meta Platforms, Inc., Class A (Interactive Media & Services)	4,377	3,385,347
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	1,359	1,676,571
Microsoft Corp. (Software)	4,345	2,318,057
Monster Beverage Corp. (Beverages) (a)	40,390	2,372,912
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	12,161	1,266,325
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,326	2,903,906
O'Reilly Automotive, Inc. (Specialty Retail) (a)	11,287	1,109,738
PACCAR, Inc. (Machinery)	14,280	1,410,293
Paychex, Inc. (Professional Services)	16,473	2,377,548
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	14,353	2,106,446
Regeneron Pharmaceuticals, Inc. (Biotechnology)	2,702	1,473,833
Rollins, Inc. (Commercial Services & Supplies)	14,580	834,997
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	1,092	1,057,198
TJX Cos., Inc. (The) (Specialty Retail)	11,424	1,422,631
TKO Group Holdings, Inc. (Entertainment)	6,489	1,090,217
Uber Technologies, Inc. (Ground Transportation) (a)	11,861	1,040,803
Ulta Beauty, Inc. (Specialty Retail) (a)	3,843	1,979,183

	Shares	Value
Common Stocks
United States
Union Pacific Corp. (Ground Transportation)	4,240	$ 941,153
VeriSign, Inc. (IT Services)	5,235	1,407,534
Verisk Analytics, Inc. (Professional Services)	4,159	1,159,155
Visa, Inc., Class A (Financial Services)	5,000	1,727,350
Waters Corp. (Life Sciences Tools & Services) (a)	2,193	633,251
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	4,199	1,004,653
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	13,390	1,930,168
Zoetis, Inc. (Pharmaceuticals)	13,625	1,986,389
		96,700,964
Total Common Stocks (Cost $100,125,717)		145,114,443

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (a)(c)(d)	721	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investment 1.2%
Affiliated Investment Company 1.2%
United States 1.2%
NYLI U.S. Government Liquidity Fund, 4.215% (e)	1,763,950	1,763,950
Total Short-Term Investment (Cost $1,763,950)		1,763,950
Total Investments (Cost $101,889,667)	100.7%	146,878,393
Other Assets, Less Liabilities	(0.7)	(962,431)
Net Assets	100.0%	$ 145,915,962

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of July 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 250	$ 35,806	$ (34,292)	$ —	$ —	$ 1,764	$ 34	$ —	1,764
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 2,490,133	$ —	$ 2,490,133
China	—	1,522,560	—	1,522,560
Denmark	—	834,310	—	834,310
France	—	3,836,718	—	3,836,718
Indonesia	—	579,577	—	579,577
Italy	—	647,923	—	647,923
Japan	—	7,061,087	—	7,061,087
Netherlands	—	2,478,045	—	2,478,045
Portugal	—	1,243,921	—	1,243,921
Singapore	—	986,029	—	986,029
South Africa	—	1,602,432	—	1,602,432
Spain	—	3,038,828	—	3,038,828
Sweden	—	2,797,762	—	2,797,762
Switzerland	—	2,678,169	—	2,678,169
Taiwan	—	2,321,180	—	2,321,180
United Kingdom	—	6,030,976	—	6,030,976
United States	94,613,397	2,087,567	—	96,700,964
All Other Countries	8,263,829	—	—	8,263,829
Total Common Stocks	102,877,226	42,237,217	—	145,114,443
Warrants	—	—	—	—
Short-Term Investment
Affiliated Investment Company	1,763,950	—	—	1,763,950
Total Investments in Securities	$ 104,641,176	$ 42,237,217	$ —	$ 146,878,393

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.9%
Austria 0.7%
BAWAG Group AG (Banks) (a)	46,582	$ 5,860,644
Canada 4.3%
Manulife Financial Corp. (Insurance)	330,505	10,225,714
Nutrien Ltd. (Chemicals)	112,980	6,701,973
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	121,695	8,258,223
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	130,298	4,352,043
Royal Bank of Canada (Banks) (b)	33,497	4,298,089
		33,836,042
France 4.7%
AXA SA (Insurance)	136,004	6,609,740
Cie Generale des Etablissements Michelin SCA (Automobile Components)	118,755	4,228,453
Orange SA (Diversified Telecommunication Services)	448,407	6,817,977
Sanofi SA (Pharmaceuticals)	94,063	8,547,475
TotalEnergies SE (Oil, Gas & Consumable Fuels)	88,623	5,266,086
Vinci SA (Construction & Engineering)	37,721	5,224,317
		36,694,048
Germany 4.2%
Allianz SE (Registered) (Insurance)	17,155	6,794,168
Deutsche Post AG (Air Freight & Logistics)	123,332	5,548,290
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	272,931	9,782,292
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	6,550	4,303,158
Siemens AG (Registered) (Industrial Conglomerates)	26,360	6,759,820
		33,187,728
Hong Kong 0.9%
AIA Group Ltd. (Insurance)	726,400	6,796,547
Italy 1.7%
Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)	354,598	4,188,315
Snam SpA (Gas Utilities)	971,270	5,619,078
Terna - Rete Elettrica Nazionale (Electric Utilities)	406,129	3,911,755
		13,719,148
Japan 1.7%
Astellas Pharma, Inc. (Pharmaceuticals)	450,900	4,692,485
NHK Spring Co. Ltd. (Automobile Components)	378,700	4,274,756
Toyota Motor Corp. (Automobiles)	255,700	4,567,740
		13,534,981
Norway 0.6%
Equinor ASA (Oil, Gas & Consumable Fuels)	168,029	4,317,536
Republic of Korea 1.6%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	5,781	7,229,838

	Shares	Value
Common Stocks
Republic of Korea
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	133,703	$ 5,405,692
		12,635,530
Taiwan 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	53,827	13,005,680
United Kingdom 6.3%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	101,436	7,413,957
BAE Systems plc (Aerospace & Defense)	250,382	5,959,601
Coca-Cola Europacific Partners plc (Beverages)	107,029	10,373,251
Imperial Brands plc (Tobacco)	212,566	8,286,571
Lloyds Banking Group plc (Banks)	4,416,648	4,524,890
Schroders plc (Capital Markets)	844,542	4,348,241
Segro plc (Industrial REITs)	492,443	4,198,287
Unilever plc (Personal Care Products)	82,710	4,810,596
		49,915,394
United States 69.5%
AbbVie, Inc. (Biotechnology)	67,467	12,752,612
American Electric Power Co., Inc. (Electric Utilities)	62,846	7,110,396
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	44,037	9,892,031
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,515	6,333,999
AT&T, Inc. (Diversified Telecommunication Services)	334,371	9,165,109
Bank of America Corp. (Banks)	189,772	8,970,522
Best Buy Co., Inc. (Specialty Retail)	64,685	4,208,406
BlackRock, Inc. (Capital Markets)	4,219	4,666,256
Bristol-Myers Squibb Co. (Pharmaceuticals)	94,716	4,102,150
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	64,291	18,882,267
Chevron Corp. (Oil, Gas & Consumable Fuels)	28,361	4,300,662
Cisco Systems, Inc. (Communications Equipment)	229,222	15,605,434
Coca-Cola Co. (The) (Beverages)	92,763	6,297,680
Columbia Banking System, Inc. (Banks)	182,217	4,336,765
Cummins, Inc. (Machinery)	22,534	8,283,949
CVS Health Corp. (Health Care Providers & Services)	163,131	10,130,435
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	102,581	13,611,473
Duke Energy Corp. (Electric Utilities)	39,054	4,750,529
Eaton Corp. plc (Electrical Equipment)	15,581	5,994,322
Eli Lilly & Co. (Pharmaceuticals)	5,336	3,949,014
Emerson Electric Co. (Electrical Equipment)	42,545	6,190,723
Entergy Corp. (Electric Utilities)	96,688	8,743,496
Essential Utilities, Inc. (Water Utilities)	119,279	4,389,467
General Dynamics Corp. (Aerospace & Defense)	14,426	4,495,286
GSK plc (Pharmaceuticals)	291,299	5,365,023
Hasbro, Inc. (Leisure Products)	115,071	8,648,736
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	606,138	12,540,995
Home Depot, Inc. (The) (Specialty Retail)	17,294	6,355,718
Honeywell International, Inc. (Industrial Conglomerates)	19,260	4,282,461
International Business Machines Corp. (IT Services)	54,794	13,871,101

	Shares	Value
Common Stocks
United States
Iron Mountain, Inc. (Specialized REITs)	84,524	$ 8,229,257
Johnson & Johnson (Pharmaceuticals)	38,769	6,386,805
JPMorgan Chase & Co. (Banks)	34,798	10,308,560
KLA Corp. (Semiconductors & Semiconductor Equipment)	9,997	8,787,663
Lazard, Inc. (Capital Markets)	166,181	8,638,088
Linde plc (Chemicals)	16,067	7,394,997
Lockheed Martin Corp. (Aerospace & Defense)	11,875	4,999,137
LyondellBasell Industries NV, Class A (Chemicals)	113,677	6,585,309
McCormick & Co., Inc. (Non-Voting) (Food Products)	78,880	5,571,294
McDonald's Corp. (Hotels, Restaurants & Leisure)	23,794	7,139,866
Medtronic plc (Health Care Equipment & Supplies)	81,524	7,356,726
Merck & Co., Inc. (Pharmaceuticals)	53,458	4,176,139
Meta Platforms, Inc., Class A (Interactive Media & Services)	13,464	10,413,596
MetLife, Inc. (Insurance)	120,316	9,138,000
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	100,810	6,813,748
Microsoft Corp. (Software)	37,471	19,990,778
Mondelez International, Inc., Class A (Food Products)	109,964	7,113,571
MPLX LP (Oil, Gas & Consumable Fuels)	90,480	4,750,200
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	97,495	8,445,017
Nestle SA (Registered) (Food Products)	46,187	4,027,970
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	65,227	6,792,088
NextEra Energy, Inc. (Electric Utilities)	105,291	7,481,978
NiSource, Inc. (Multi-Utilities)	154,386	6,553,686
Novartis AG (Registered) (Pharmaceuticals)	73,932	8,368,826
Omnicom Group, Inc. (Media)	58,586	4,221,121
Paychex, Inc. (Professional Services)	41,209	5,947,695
PepsiCo, Inc. (Beverages)	35,017	4,829,545
Pfizer, Inc. (Pharmaceuticals)	178,624	4,160,153
Philip Morris International, Inc. (Tobacco)	60,971	10,002,293
Pinnacle West Capital Corp. (Electric Utilities)	46,475	4,211,565
Realty Income Corp. (Retail REITs)	76,017	4,266,834
Regions Financial Corp. (Banks)	177,645	4,499,748
Roche Holding AG (Pharmaceuticals)	14,148	4,439,271
RTX Corp. (Aerospace & Defense)	46,352	7,303,685
Salesforce, Inc. (Software)	33,065	8,541,681
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	49,185	8,905,436
Toro Co. (The) (Machinery)	77,955	5,788,159
Truist Financial Corp. (Banks)	97,362	4,255,693
U.S. Bancorp (Banks)	132,020	5,935,619
United Parcel Service, Inc., Class B (Air Freight & Logistics)	50,577	4,357,714
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	26,735	4,017,201
Verizon Communications, Inc. (Diversified Telecommunication Services)	191,583	8,192,089
VICI Properties, Inc. (Specialized REITs)	208,198	6,787,255
Walmart, Inc. (Consumer Staples Distribution & Retail)	87,507	8,573,936

	Shares	Value
Common Stocks
United States
WEC Energy Group, Inc. (Multi-Utilities)	45,271	$ 4,938,161
		547,865,170
Total Common Stocks (Cost $509,820,321)		771,368,448
Short-Term Investments 1.8%
Affiliated Investment Company 1.3%
United States 1.3%
NYLI U.S. Government Liquidity Fund, 4.215% (c)	10,261,357	10,261,357
Unaffiliated Investment Company 0.5%
United States 0.5%
Invesco Government & Agency Portfolio, 4.342% (c)(d)	4,104,378	4,104,378
Total Short-Term Investments (Cost $14,365,735)		14,365,735
Total Investments (Cost $524,186,056)	99.7%	785,734,183
Other Assets, Less Liabilities	0.3	2,733,118
Net Assets	100.0%	$ 788,467,301

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $3,868,113. The Fund received cash collateral with a value of $4,104,378.
(c)	Current yield as of July 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,876	$ 88,549	$ (81,164)	$ —	$ —	$ 10,261	$ 285	$ —	10,261
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Austria	$ —	$ 5,860,644	$ —	$ 5,860,644
France	—	36,694,048	—	36,694,048
Germany	—	33,187,728	—	33,187,728
Hong Kong	—	6,796,547	—	6,796,547
Italy	—	13,719,148	—	13,719,148
Japan	—	13,534,981	—	13,534,981
Norway	—	4,317,536	—	4,317,536
Republic of Korea	—	12,635,530	—	12,635,530
United Kingdom	17,787,208	32,128,186	—	49,915,394
United States	525,664,080	22,201,090	—	547,865,170
All Other Countries	46,841,722	—	—	46,841,722
Total Common Stocks	590,293,010	181,075,438	—	771,368,448
Short-Term Investments
Affiliated Investment Company	10,261,357	—	—	10,261,357
Unaffiliated Investment Company	4,104,378	—	—	4,104,378
Total Short-Term Investments	14,365,735	—	—	14,365,735
Total Investments in Securities	$ 604,658,745	$ 181,075,438	$ —	$ 785,734,183

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch International Choice Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 96.3%
Finland 4.0%
Nordea Bank Abp (Banks)	688,168	$ 10,032,708
France 13.9%
Airbus SE (Aerospace & Defense)	25,991	5,204,472
AXA SA (Insurance)	145,424	7,067,549
BNP Paribas SA (Banks)	91,779	8,360,947
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	7,644	4,110,050
Sanofi SA (Pharmaceuticals)	38,329	3,482,944
TotalEnergies SE (Oil, Gas & Consumable Fuels)	110,218	6,549,286
		34,775,248
Germany 10.1%
Deutsche Post AG (Air Freight & Logistics)	207,790	9,347,770
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services) (a)	120,701	4,326,120
Siemens AG (Registered) (Industrial Conglomerates)	18,463	4,734,695
Vonovia SE (Real Estate Management & Development)	215,109	6,695,166
		25,103,751
Japan 22.6%
Asahi Group Holdings Ltd. (Beverages)	501,400	6,351,740
Hitachi Ltd. (Industrial Conglomerates)	170,700	5,244,122
Hoya Corp. (Health Care Equipment & Supplies)	30,500	3,855,088
Keyence Corp. (Electronic Equipment, Instruments & Components)	26,800	9,689,563
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	59,500	6,057,472
Mitsubishi UFJ Financial Group, Inc. (Banks)	771,200	10,682,039
Nissan Chemical Corp. (Chemicals)	142,700	4,648,344
Sony Group Corp. (Household Durables)	242,500	5,868,670
Suzuki Motor Corp. (Automobiles)	359,200	3,938,249
		56,335,287
Netherlands 4.9%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,284	2,278,787
NN Group NV (Insurance)	148,754	10,006,501
		12,285,288
Republic of Korea 4.2%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	8,276	10,350,137
Sweden 1.7%
Epiroc AB, Class A (Machinery)	207,781	4,209,358
Taiwan 4.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	44,330	10,711,014
United Kingdom 24.6%
Ashtead Group plc (Trading Companies & Distributors)	30,349	2,030,152
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	150,498	10,999,899

	Shares	Value
Common Stocks
United Kingdom
Beazley plc (Insurance)	468,498	$ 5,520,022
Coca-Cola Europacific Partners plc (Beverages)	56,266	5,453,301
Compass Group plc (Hotels, Restaurants & Leisure)	188,184	6,613,964
Lloyds Banking Group plc (Banks)	9,160,540	9,385,043
RELX plc (Professional Services)	136,752	7,088,189
Severn Trent plc (Water Utilities)	166,177	5,824,823
Unilever plc (Personal Care Products)	148,329	8,627,142
		61,542,535
United States 6.0%
BP plc (Oil, Gas & Consumable Fuels)	253,808	1,359,985
CSL Ltd. (Biotechnology)	34,616	5,994,632
Linde plc (Chemicals)	16,665	7,670,233
		15,024,850
Total Common Stocks (Cost $215,422,876)		240,370,176
Short-Term Investments 2.6%
Affiliated Investment Company 2.5%
United States 2.5%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	6,402,862	6,402,862
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 4.342% (b)(c)	165,550	165,550
Total Short-Term Investments (Cost $6,568,412)		6,568,412
Total Investments (Cost $221,991,288)	98.9%	246,938,588
Other Assets, Less Liabilities	1.1	2,798,066
Net Assets	100.0%	$ 249,736,654

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $154,119. The Fund received cash collateral with a value of $165,550.
(b)	Current yield as of July 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,241	$ 81,926	$ (77,764)	$ —	$ —	$ 6,403	$ 168	$ —	6,403
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Finland	$ —	$ 10,032,708	$ —	$ 10,032,708
France	—	34,775,248	—	34,775,248
Germany	—	25,103,751	—	25,103,751
Japan	—	56,335,287	—	56,335,287
Netherlands	—	12,285,288	—	12,285,288
Republic of Korea	—	10,350,137	—	10,350,137
Sweden	—	4,209,358	—	4,209,358
United Kingdom	16,453,200	45,089,335	—	61,542,535
United States	7,670,233	7,354,617	—	15,024,850
All Other Countries	10,711,014	—	—	10,711,014
Total Common Stocks	34,834,447	205,535,729	—	240,370,176
Short-Term Investments
Affiliated Investment Company	6,402,862	—	—	6,402,862
Unaffiliated Investment Company	165,550	—	—	165,550
Total Short-Term Investments	6,568,412	—	—	6,568,412
Total Investments in Securities	$ 41,402,859	$ 205,535,729	$ —	$ 246,938,588

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch U.S. Equity Yield Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.9%
Aerospace & Defense 2.8%
General Dynamics Corp.	33,310	$ 10,379,729
Lockheed Martin Corp.	18,407	7,748,979
RTX Corp.	76,808	12,102,637
		30,231,345
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	79,596	6,857,991
Banks 10.0%
Bank of America Corp.	500,758	23,670,831
Columbia Banking System, Inc.	404,394	9,624,577
JPMorgan Chase & Co.	90,352	26,765,876
Regions Financial Corp.	382,113	9,678,922
Truist Financial Corp.	198,522	8,677,397
U.S. Bancorp	317,583	14,278,532
Wells Fargo & Co.	184,978	14,914,776
		107,610,911
Beverages 2.5%
Coca-Cola Co. (The)	96,623	6,559,735
Coca-Cola Europacific Partners plc	142,441	13,805,382
PepsiCo, Inc.	48,141	6,639,607
		27,004,724
Biotechnology 3.3%
AbbVie, Inc.	117,486	22,207,204
Amgen, Inc.	21,063	6,215,691
Gilead Sciences, Inc.	67,193	7,545,102
		35,967,997
Capital Markets 3.1%
BlackRock, Inc.	13,688	15,139,065
CME Group, Inc.	31,431	8,746,618
Lazard, Inc.	191,705	9,964,826
		33,850,509
Chemicals 3.3%
Linde plc	23,717	10,915,986
LyondellBasell Industries NV, Class A	138,411	8,018,149
Nutrien Ltd.	182,532	10,827,798
PPG Industries, Inc.	54,485	5,748,168
		35,510,101
Commercial Services & Supplies 0.7%
Republic Services, Inc.	35,158	8,109,193
Communications Equipment 1.4%
Cisco Systems, Inc.	218,726	14,890,866

	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail 1.8%
Walmart, Inc.	195,265	$ 19,132,065
Diversified Telecommunication Services 2.4%
AT&T, Inc.	455,144	12,475,497
Verizon Communications, Inc.	326,180	13,947,457
		26,422,954
Electric Utilities 6.3%
Alliant Energy Corp.	110,995	7,215,785
American Electric Power Co., Inc.	133,702	15,127,044
Duke Energy Corp.	58,481	7,113,629
Entergy Corp.	166,196	15,029,104
NextEra Energy, Inc.	159,333	11,322,203
OGE Energy Corp.	130,908	5,945,841
Pinnacle West Capital Corp.	66,741	6,048,070
		67,801,676
Electrical Equipment 4.0%
Eaton Corp. plc	45,096	17,349,333
Emerson Electric Co.	113,999	16,587,995
Hubbell, Inc.	20,605	9,014,275
		42,951,603
Food Products 1.2%
McCormick & Co., Inc. (Non-Voting)	85,193	6,017,182
Mondelez International, Inc., Class A	110,205	7,129,161
		13,146,343
Health Care Equipment & Supplies 1.6%
Medtronic plc	195,284	17,622,428
Health Care Providers & Services 2.5%
CVS Health Corp.	283,892	17,629,693
UnitedHealth Group, Inc.	36,092	9,007,120
		26,636,813
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	38,963	11,691,628
Vail Resorts, Inc.	43,363	6,515,724
		18,207,352
Household Products 1.8%
Colgate-Palmolive Co.	81,999	6,875,616
Procter & Gamble Co. (The)	80,275	12,078,979
		18,954,595
Industrial Conglomerates 1.0%
Honeywell International, Inc.	48,627	10,812,213

	Shares	Value
Common Stocks
Industrial REITs 0.8%
Prologis, Inc.	85,628	$ 9,143,358
Insurance 4.6%
Marsh & McLennan Cos., Inc.	60,108	11,973,514
MetLife, Inc.	299,442	22,742,620
Travelers Cos., Inc. (The)	56,780	14,776,427
		49,492,561
Interactive Media & Services 1.2%
Meta Platforms, Inc., Class A	16,778	12,976,776
IT Services 1.4%
International Business Machines Corp.	61,421	15,548,726
Leisure Products 1.3%
Hasbro, Inc.	182,116	13,687,839
Machinery 3.1%
Cummins, Inc.	53,630	19,715,461
Snap-on, Inc.	22,486	7,222,278
Toro Co. (The)	91,613	6,802,265
		33,740,004
Media 1.7%
Comcast Corp., Class A	337,653	11,220,209
Omnicom Group, Inc.	104,382	7,520,723
		18,740,932
Multi-Utilities 2.4%
Ameren Corp.	59,126	5,979,412
CMS Energy Corp.	92,948	6,859,562
NiSource, Inc.	137,635	5,842,606
WEC Energy Group, Inc.	67,811	7,396,824
		26,078,404
Oil, Gas & Consumable Fuels 4.3%
Chevron Corp.	105,381	15,979,975
Enterprise Products Partners LP	372,682	11,549,415
MPLX LP	220,654	11,584,335
TotalEnergies SE, Sponsored ADR (a)	119,947	7,142,844
		46,256,569
Pharmaceuticals 5.2%
Bristol-Myers Squibb Co.	144,084	6,240,278
Eli Lilly & Co.	14,243	10,540,817
Johnson & Johnson	128,821	21,221,972
Merck & Co., Inc.	148,552	11,604,882

	Shares	Value
Common Stocks
Pharmaceuticals
Pfizer, Inc.	269,604	$ 6,279,077
		55,887,026
Professional Services 0.5%
Paychex, Inc.	38,932	5,619,056
Retail REITs 0.6%
Realty Income Corp.	107,582	6,038,578
Semiconductors & Semiconductor Equipment 5.7%
Analog Devices, Inc.	47,495	10,668,802
Broadcom, Inc.	85,368	25,072,582
KLA Corp.	10,176	8,945,009
Microchip Technology, Inc.	115,421	7,801,306
Texas Instruments, Inc.	49,639	8,987,637
		61,475,336
Software 2.7%
Microsoft Corp.	38,408	20,490,668
Salesforce, Inc.	32,342	8,354,909
		28,845,577
Specialized REITs 2.5%
American Tower Corp.	28,500	5,939,115
Iron Mountain, Inc.	103,106	10,038,400
VICI Properties, Inc.	323,849	10,557,478
		26,534,993
Specialty Retail 1.4%
Best Buy Co., Inc.	88,625	5,765,943
Home Depot, Inc. (The)	26,299	9,665,145
		15,431,088
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	35,191	7,304,596
Dell Technologies, Inc., Class C	98,446	13,062,800
Hewlett Packard Enterprise Co.	343,172	7,100,229
NetApp, Inc.	90,935	9,469,061
		36,936,686
Tobacco 1.4%
Philip Morris International, Inc.	94,162	15,447,276
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A (a)	131,878	11,423,272

	Shares	Value
Common Stocks
Water Utilities 0.6%
Essential Utilities, Inc.	163,569	$ 6,019,339
Total Common Stocks (Cost $695,534,698)		1,057,045,075
Short-Term Investments 2.1%
Affiliated Investment Company 2.0%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	22,218,586	22,218,586
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.342% (b)(c)	804,224	804,224
Total Short-Term Investments (Cost $23,022,810)		23,022,810
Total Investments (Cost $718,557,508)	100.0%	1,080,067,885
Other Assets, Less Liabilities	(0.0)‡	(330,250)
Net Assets	100.0%	$ 1,079,737,635

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $1,374,123; the total market value of collateral held by the Fund was $1,408,647. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $604,423. The Fund received cash collateral with a value of $804,224.
(b)	Current yield as of July 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 28,354	$ 86,351	$ (92,486)	$ —	$ —	$ 22,219	$ 561	$ —	22,219
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,057,045,075	$ —	$ —	$ 1,057,045,075
Short-Term Investments
Affiliated Investment Company	22,218,586	—	—	22,218,586
Unaffiliated Investment Company	804,224	—	—	804,224
Total Short-Term Investments	23,022,810	—	—	23,022,810
Total Investments in Securities	$ 1,080,067,885	$ —	$ —	$ 1,080,067,885

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Equity Allocation Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 96.3%
Equity Funds 96.3%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,957,351	$ 23,075,798
NYLI Candriam International Equity ETF (a)	614,793	19,886,217
NYLI Candriam U.S. Large Cap Equity ETF (a)	667,134	33,262,167
NYLI Candriam U.S. Mid Cap Equity ETF (a)	985,093	32,377,052
NYLI Epoch Capital Growth Fund Class I	101,040	1,595,083
NYLI Epoch International Choice Fund Class I (a)	492,101	21,661,435
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,422,401	31,976,418
NYLI Fiera SMID Growth Fund Class R6 (a)	1,942,556	32,586,578
NYLI FTSE International Equity Currency Neutral ETF	310,488	9,143,872
NYLI PineStone International Equity Fund Class R6	976,980	16,398,113
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,620,335	32,176,453
NYLI Winslow Large Cap Growth ETF (a)	461,404	24,282,631
NYLI Winslow Large Cap Growth Fund Class R6	623,843	8,455,884
NYLI WMC Enduring Capital Fund Class R6 (a)	799,360	31,718,669
NYLI WMC Growth Fund Class R6 (a)	584,090	33,153,530
NYLI WMC International Research Equity Fund Class I (a)	2,376,995	21,629,228
NYLI WMC Small Companies Fund Class I (a)	1,218,169	31,617,090
NYLI WMC Value Fund Class R6 (a)	964,422	32,208,421
Total Affiliated Investment Companies (Cost $326,824,170)		437,204,639
Short-Term Investment 3.4%
Affiliated Investment Company 3.4%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	15,161,328	15,161,328
Total Short-Term Investment (Cost $15,161,328)	3.4%	15,161,328
Total Investments (Cost $341,985,498)	99.7%	452,365,967
Other Assets, Less Liabilities	0.3	1,539,602
Net Assets	100.0%	$ 453,905,569

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 8,333	$ —	$ (8,136)	$ 1,596	$ (1,793)	$ —	$ 451	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	22,689	1,167	(3,255)	184	2,291	23,076	634	2,403	1,957
NYLI Candriam International Equity ETF	18,324	3,229	(3,497)	83	1,747	19,886	277	—	615
NYLI Candriam U.S. Large Cap Equity ETF	32,794	1,255	(2,720)	366	1,567	33,262	220	5	667
NYLI Candriam U.S. Mid Cap Equity ETF	33,388	1,914	(3,319)	196	198	32,377	—	—	985
NYLI CBRE NextGen Real Estate ETF	1,582	—	(1,561)	120	(141)	—	—	203	—
NYLI Epoch Capital Growth Fund Class I	1,608	75	(119)	2	29	1,595	—	2,907	101
NYLI Epoch International Choice Fund Class I	18,797	4,352	(3,426)	(16)	1,954	21,661	523	1,094	492
NYLI Epoch U.S. Equity Yield Fund Class R6	32,832	3,085	(2,533)	(167)	(1,241)	31,976	188	321	1,422
NYLI Fiera SMID Growth Fund Class R6	33,301	4,403	(4,856)	63	(324)	32,587	—	—	1,943
NYLI FTSE International Equity Currency Neutral ETF	9,046	544	(1,327)	261	620	9,144	—	—	310
NYLI PineStone International Equity Fund Class R6	15,889	4,804	(4,119)	58	(234)	16,398	—	916	977
NYLI PineStone U.S. Equity Fund Class R6	32,232	1,141	(2,238)	(96)	1,137	32,176	119	—	1,620
NYLI U.S. Government Liquidity Fund	15,410	65,071	(65,320)	—	—	15,161	—	1,233	15,161
NYLI Winslow Large Cap Growth ETF	12,926	8,314	—	—	3,043	24,283	317	—	461
NYLI Winslow Large Cap Growth Fund Class R6	19,825	2,907	(13,944)	3,741	(4,073)	8,456	365	—	624
NYLI WMC Enduring Capital Fund Class R6	32,259	2,470	(3,630)	147	473	31,719	10	64	799
NYLI WMC Growth Fund Class R6	32,365	1,671	(4,770)	462	3,426	33,154	158	—	584
NYLI WMC International Research Equity Fund Class I	20,040	2,778	(4,077)	145	2,743	21,629	126	—	2,377
NYLI WMC Small Companies Fund Class I	33,567	4,696	(7,963)	809	508	31,617	478	—	1,218
NYLI WMC Value Fund Class R6	32,978	1,859	(2,153)	(90)	(385)	32,209	183	—	964
	$460,185	$115,735	$(142,963)	$7,864	$11,545	$452,366	$4,049	$9,146
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	19,584	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.00%	12/1/25	Daily	(9,092)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	8,996	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF minus 0.13% - plus 0.13%	6/18/26	Daily	(9,862)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(19,076)	—
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 0.45%	12/1/25	Daily	4,925	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(3,253)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	3,631	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	22,562	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of July 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	1,873	245,621	—	1.25

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Advanced Micro Devices Inc.	2,564	336,213	—	1.72
Alphabet Inc.	2,205	289,154	—	1.48
Amazon.com Inc.	2,142	280,869	—	1.43
Amdocs Ltd.	1,876	245,942	—	1.26
American Tower Corp.	1,889	247,637	—	1.26
Amphenol Corp.	2,173	284,989	—	1.46
Applied Materials Inc.	1,978	259,311	—	1.32
AppLovin Corp.	2,211	289,856	—	1.48
Arista Networks Inc.	2,442	320,203	—	1.64
Astera Labs Inc.	3,077	403,407	—	2.06
Autodesk Inc.	1,961	257,100	—	1.31
Automatic Data Processing Inc.	2,005	262,886	—	1.34
Best Buy Co Inc.	1,914	250,995	—	1.28
Booking Holdings Inc.	1,916	251,195	—	1.28
CCC Intelligent Solutions Holdings Inc.	2,083	273,159	—	1.39
Ciena Corp.	2,317	303,821	—	1.55
Cognex Corp.	2,565	336,286	—	1.72
Cognizant Technology Solutions Corp.	1,835	240,644	—	1.23
Coherent Corp.	2,445	320,634	—	1.64
Comcast Corp.	1,858	243,575	—	1.24
Corning Inc.	2,421	317,446	—	1.62
Corteva Inc.	1,937	254,005	—	1.30
Crown Castle Inc.	2,051	268,932	—	1.37
Dell Technologies Inc.	2,185	286,472	—	1.46
Docusign Inc.	1,963	257,330	—	1.31
DoorDash Inc.	2,025	265,463	—	1.36
Eaton Corp Plc	2,166	284,069	—	1.45
eBay Inc.	2,450	321,230	—	1.64
EPAM Systems Inc.	1,797	235,686	—	1.20
ExlService Holdings Inc.	1,976	259,131	—	1.32
Expedia Group Inc.	2,127	278,946	—	1.42
Fidelity National Information Services Inc.	1,950	255,674	—	1.31
Fiserv Inc.	1,622	212,693	—	1.09
GoDaddy Inc.	1,797	235,599	—	1.20
Hims & Hers Health Inc.	2,697	353,584	—	1.81
HP Inc.	2,026	265,709	—	1.36
Informatica Inc.	2,032	266,430	—	1.36
Maplebear Inc.	2,135	279,984	—	1.43
Mastercard Inc.	2,028	265,893	—	1.36
Match Group Inc.	2,172	284,817	—	1.45
McKesson Corp.	1,894	248,372	—	1.27
Micron Technology Inc.	1,783	233,732	—	1.19
MKS Instruments Inc.	1,942	254,592	—	1.30
Monolithic Power Systems Inc.	1,953	256,093	—	1.31
Moody's Corp.	2,073	271,791	—	1.39
MSCI Inc.	1,957	256,665	—	1.31
Nasdaq Inc.	2,161	283,369	—	1.45
NetApp Inc.	1,958	256,781	—	1.31
Northrop Grumman Corp.	2,310	302,874	—	1.55
nVent Electric Plc	2,176	285,262	—	1.46
NVIDIA Corp.	2,286	299,736	—	1.53
PayPal Holdings Inc.	1,857	243,515	—	1.24
Pegasystems Inc.	2,188	286,954	—	1.47
Pinterest Inc.	2,163	283,651	—	1.45
PTC Inc.	2,506	328,554	—	1.68
Q2 Holdings, Inc.	1,745	228,814	—	1.17
QUALCOMM Inc.	1,859	243,696	—	1.24
Reddit Inc.	2,152	282,127	—	1.44
S&P Global Inc.	2,100	275,393	—	1.41
Salesforce Inc.	1,910	250,479	—	1.28

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
SBA Communications Corp.	1,918	251,456	—	1.28
Seagate Technology Holdings Plc	2,185	286,516	—	1.46
SS&C Technologies Holdings Inc.	2,071	271,604	—	1.39
Uber Technologies Inc.	1,896	248,632	—	1.27
Upstart Holdings Inc.	2,565	336,266	—	1.72
Vertiv Holdings Co.	2,304	302,044	—	1.54
Visa Inc.	1,962	257,247	—	1.31
Western Digital Corp.	2,497	327,351	—	1.67
Zebra Technologies Corp.	2,191	287,244	—	1.47
Zoom Communications Inc.	1,914	250,945	—	1.28

1.	As of July 31, 2025, cash in the amount $1,550,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 437,204,639	$ —	$ —	$ 437,204,639
Short-Term Investment
Affiliated Investment Company	15,161,328	—	—	15,161,328
Total Investments in Securities	$ 452,365,967	$ —	$ —	$ 452,365,967

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Fiera SMID Growth Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 5.0%
BWX Technologies, Inc.	59,537	$ 9,045,456
Curtiss-Wright Corp.	16,862	8,266,090
		17,311,546
Automobile Components 3.1%
Dorman Products, Inc. (a)	35,578	4,291,419
Modine Manufacturing Co. (a)	27,581	3,711,299
Patrick Industries, Inc.	29,780	2,895,807
		10,898,525
Banks 2.6%
Cullen	25,599	3,261,569
Wintrust Financial Corp.	43,799	5,605,396
		8,866,965
Biotechnology 13.7%
Argenx SE, ADR (a)	16,668	11,173,061
Avidity Biosciences, Inc. (a)	78,882	2,895,758
Biohaven Ltd. (a)	56,506	853,241
Crinetics Pharmaceuticals, Inc. (a)	46,781	1,337,469
Ideaya Biosciences, Inc. (a)	159,006	3,871,796
Immunocore Holdings plc, ADR (a)	85,673	2,807,504
Insmed, Inc. (a)	69,204	7,424,205
Madrigal Pharmaceuticals, Inc. (a)	13,475	4,076,322
Neurocrine Biosciences, Inc. (a)	51,895	6,654,496
Summit Therapeutics, Inc. (a)(b)	88,939	2,345,321
Vaxcyte, Inc. (a)	36,076	1,224,780
Viking Therapeutics, Inc. (a)(b)	27,021	880,074
Xenon Pharmaceuticals, Inc. (a)	55,994	1,710,057
		47,254,084
Broadline Retail 1.2%
Etsy, Inc. (a)	70,537	4,110,191
Building Products 3.6%
Builders FirstSource, Inc. (a)	42,485	5,401,118
CSW Industrials, Inc.	5,015	1,301,292
Lennox International, Inc.	9,374	5,708,766
		12,411,176
Capital Markets 4.6%
Houlihan Lokey, Inc.	28,566	5,446,394
Piper Sandler Cos.	8,595	2,710,175
Stifel Financial Corp.	68,292	7,793,483
		15,950,052
Chemicals 1.0%
Avient Corp.	64,704	2,042,705

	Shares	Value
Common Stocks
Chemicals
Cabot Corp.	17,508	$ 1,263,728
		3,306,433
Construction & Engineering 3.4%
Comfort Systems USA, Inc.	6,317	4,442,746
EMCOR Group, Inc.	11,462	7,192,290
		11,635,036
Consumer Staples Distribution & Retail 0.7%
Sprouts Farmers Market, Inc. (a)	15,958	2,418,275
Diversified Consumer Services 3.4%
Bright Horizons Family Solutions, Inc. (a)	33,971	3,842,120
Frontdoor, Inc. (a)	79,528	4,652,388
Stride, Inc. (a)	25,125	3,221,779
		11,716,287
Electrical Equipment 1.8%
Hubbell, Inc.	14,350	6,277,838
Financial Services 2.9%
Equitable Holdings, Inc.	62,331	3,200,697
Payoneer Global, Inc. (a)	174,562	1,146,872
Toast, Inc., Class A (a)	117,714	5,749,152
		10,096,721
Ground Transportation 0.5%
Knight-Swift Transportation Holdings, Inc.	44,061	1,872,593
Health Care Equipment & Supplies 0.8%
Globus Medical, Inc., Class A (a)	32,331	1,701,581
PROCEPT BioRobotics Corp. (a)	22,093	1,071,731
		2,773,312
Health Care Providers & Services 1.3%
Molina Healthcare, Inc. (a)	15,415	2,433,566
Option Care Health, Inc. (a)	67,660	1,985,821
		4,419,387
Hotels, Restaurants & Leisure 6.1%
Expedia Group, Inc.	33,715	6,076,117
Hyatt Hotels Corp., Class A	29,248	4,123,091
Planet Fitness, Inc., Class A (a)	35,675	3,895,353
Wingstop, Inc.	19,003	7,170,592
		21,265,153
Household Durables 1.5%
TopBuild Corp. (a)	13,698	5,074,150

	Shares	Value
Common Stocks
Insurance 0.9%
Baldwin Insurance Group, Inc. (The) (a)(b)	83,278	$ 3,067,962
IT Services 3.2%
EPAM Systems, Inc. (a)	19,996	3,153,569
GoDaddy, Inc., Class A (a)	23,811	3,847,382
MongoDB, Inc. (a)	16,425	3,907,343
		10,908,294
Machinery 4.4%
Lincoln Electric Holdings, Inc.	25,320	6,165,420
Mueller Industries, Inc.	49,597	4,234,096
Nordson Corp.	22,245	4,765,101
		15,164,617
Oil, Gas & Consumable Fuels 1.9%
EQT Corp.	120,822	6,494,182
Professional Services 0.4%
Upwork, Inc. (a)	110,586	1,322,609
Semiconductors & Semiconductor Equipment 4.7%
Entegris, Inc.	71,937	5,644,177
Lattice Semiconductor Corp. (a)	83,738	4,172,664
MACOM Technology Solutions Holdings, Inc. (a)	30,935	4,242,426
Power Integrations, Inc.	48,819	2,368,698
		16,427,965
Software 19.5%
Appfolio, Inc., Class A (a)	18,014	4,816,583
Confluent, Inc., Class A (a)	104,805	1,857,669
CyberArk Software Ltd. (a)	13,935	5,733,834
Docusign, Inc. (a)	61,097	4,621,377
Dolby Laboratories, Inc., Class A	68,836	5,186,104
Elastic NV (a)	35,627	2,981,980
Gitlab, Inc., Class A (a)	119,931	5,254,177
JFrog Ltd. (a)	177,346	7,698,590
Klaviyo, Inc., Class A (a)	129,654	4,032,239
Monday.com Ltd. (a)	14,226	3,731,338
Pegasystems, Inc.	87,195	5,119,218
Procore Technologies, Inc. (a)	72,106	5,164,953
Rubrik, Inc., Class A (a)	39,710	3,770,465
Tyler Technologies, Inc. (a)	12,616	7,374,809
		67,343,336
Specialty Retail 4.9%
Boot Barn Holdings, Inc. (a)	22,932	3,942,011
Chewy, Inc., Class A (a)	166,069	6,094,732
Murphy USA, Inc.	11,043	4,002,867

	Shares	Value
Common Stocks
Specialty Retail
National Vision Holdings, Inc. (a)	117,761	$ 2,856,882
		16,896,492
Textiles, Apparel & Luxury Goods 1.0%
On Holding AG, Class A (a)	74,370	3,612,151
Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	19,044	5,170,446
Total Common Stocks (Cost $307,671,396)		344,065,778
Short-Term Investments 1.3%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 4.215% (c)	1,912,412	1,912,412
Unaffiliated Investment Companies 0.7%
Dreyfus Treasury Obligations Cash Management Fund, 4.313% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.342% (c)(d)	1,509,973	1,509,973
		2,509,973
Total Short-Term Investments (Cost $4,422,385)		4,422,385
Total Investments (Cost $312,093,781)	100.9%	348,488,163
Other Assets, Less Liabilities	(0.9)	(3,068,161)
Net Assets	100.0%	$ 345,420,002

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $5,006,977; the total market value of collateral held by the Fund was $5,165,324. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,655,351. The Fund received cash collateral with a value of $2,509,973.
(c)	Current yield as of July 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,715	$ 94,745	$ (99,548)	$ —	$ —	$ 1,912	$ 177	$ —	1,912

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 344,065,778	$ —	$ —	$ 344,065,778
Short-Term Investments
Affiliated Investment Company	1,912,412	—	—	1,912,412
Unaffiliated Investment Companies	2,509,973	—	—	2,509,973
Total Short-Term Investments	4,422,385	—	—	4,422,385
Total Investments in Securities	$ 348,488,163	$ —	$ —	$ 348,488,163

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Floating Rate Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.9%
Asset-Backed Securities 2.9%
Other Asset-Backed Securities 2.9%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
6.318% (3 Month SOFR + 2.00%), due 4/15/37	$ 787,500	$ 789,388
Series 2024-1A, Class D
8.168% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,258,869
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.975% (3 Month SOFR + 1.65%), due 1/20/38	694,433	696,107
Series 2024-3A, Class D2
8.425% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,255,396
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
8.522% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	4,000,000	4,015,864
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
6.518% (3 Month SOFR + 2.20%), due 10/16/36	1,500,000	1,502,844
Series 2023-20A, Class D
8.318% (3 Month SOFR + 4.00%), due 10/16/36	1,276,785	1,282,326
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
8.068% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)	2,000,000	2,042,200
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.979% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,003,549
Series 2024-11A, Class D2
8.329% (3 Month SOFR + 4.00%), due 10/18/37	600,000	602,971
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
6.075% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,250,861
Series 2023-2A, Class B
7.068% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,254,401
Series 2022-1A, Class D1R
7.325% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,252,426
Series 2023-2A, Class D
9.718% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,257,273
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
6.625% (3 Month SOFR + 2.30%), due 10/20/36	1,500,000	1,502,924
Series 2023-32A, Class D
8.625% (3 Month SOFR + 4.30%), due 10/20/36	1,500,000	1,510,166
Magnetite XXXI Ltd. (a)(b)
Series 2021-31A, Class B
6.229% (3 Month SOFR + 1.912%), due 7/15/34	2,500,000	2,503,705
Series 2021-31A, Class E
10.579% (3 Month SOFR + 6.262%), due 7/15/34	2,500,000	2,514,777

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
6.575% (3 Month SOFR + 2.25%), due 10/20/36	$ 1,500,000	$ 1,503,491
Series 2023-16A, Class D
8.325% (3 Month SOFR + 4.00%), due 10/20/36	1,500,000	1,506,686
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
6.318% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,254,573
Series 2022-2A, Class D1R
7.325% (3 Month SOFR + 3.00%), due 7/20/37	1,875,000	1,882,461
Series 2024-1A, Class D
7.718% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,256,441
Series 2022-2A, Class D2R
8.525% (3 Month SOFR + 4.20%), due 7/20/37	1,875,000	1,883,475
Rockland Park CLO Ltd. (a)(b)
Series 2021-1A, Class B
6.237% (3 Month SOFR + 1.912%), due 4/20/34	2,500,000	2,500,000
Series 2021-1A, Class E
10.837% (3 Month SOFR + 6.512%), due 4/20/34	2,500,000	2,500,000
Sixth Street CLO 27 Ltd. (a)(b)
Series 2024-27A, Class B
5.972% (3 Month SOFR + 1.65%), due 1/17/38	1,875,000	1,879,931
Series 2024-27A, Class D2
8.322% (3 Month SOFR + 4.00%), due 1/17/38	1,875,000	1,879,198
Total Asset-Backed Securities (Cost $45,358,718)		45,542,303
Corporate Bonds 10.0%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	264,160
TransDigm, Inc.
7.125%, due 12/1/31 (a)	1,000,000	1,041,246
		1,305,406
Airlines 0.4%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,800,000	2,707,180
United Airlines, Inc.
4.375%, due 4/15/26 (a)	800,000	795,247
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	2,000,000	2,049,998
		5,552,425
Auto Manufacturers 0.3%
Ford Motor Co.
6.10%, due 8/19/32	1,900,000	1,903,145

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	$ 2,000,000	$ 2,071,820
		3,974,965
Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd. (a)
7.50%, due 2/15/33	2,600,000	2,651,379
8.25%, due 4/15/31	1,000,000	1,045,283
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	2,000,000	1,992,330
		5,688,992
Building Materials 0.6%
CP Atlas Buyer, Inc.
9.75%, due 7/15/30 (a)	2,700,000	2,724,246
JELD-WEN, Inc.
4.875%, due 12/15/27 (a)	780,000	739,969
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,000,000	1,016,239
Quikrete Holdings, Inc.
6.75%, due 3/1/33 (a)	1,500,000	1,538,436
Wilsonart LLC
11.00%, due 8/15/32 (a)	3,000,000	2,760,714
		8,779,604
Chemicals 0.9%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(c)	552,647	285,381
Celanese US Holdings LLC
6.75%, due 4/15/33	2,900,000	2,924,902
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,240,785
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,330,000	1,354,233
NOVA Chemicals Corp.
7.00%, due 12/1/31 (a)	1,950,000	2,035,610
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	1,640,000	1,674,850
9.75%, due 11/15/28	3,500,000	3,669,137
SCIL IV LLC
5.375%, due 11/1/26 (a)	660,000	656,346
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	645,347
		14,486,591
Commercial Services 0.9%
Allied Universal Holdco LLC
7.875%, due 2/15/31 (a)	1,190,000	1,247,878

	Principal Amount	Value
Corporate Bonds
Commercial Services
Avis Budget Car Rental LLC (a)
8.00%, due 2/15/31	$ 2,500,000	$ 2,552,825
8.25%, due 1/15/30	2,000,000	2,058,070
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	3,150,000	2,916,628
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	700,000	669,117
4.875%, due 7/1/29	700,000	655,580
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	999,928
Sotheby's
7.375%, due 10/15/27 (a)	1,500,000	1,469,768
WEX, Inc.
6.50%, due 3/15/33 (a)	1,600,000	1,620,525
		14,190,319
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	510,000	527,581
Distribution & Wholesale 0.1%
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	1,170,000	1,183,826
Diversified Financial Services 0.8%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,301,898
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	2,000,000	2,043,828
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	840,000	865,378
7.75%, due 5/15/26	1,625,000	1,635,855
8.00%, due 2/15/27	1,250,000	1,287,180
Jane Street Group
7.125%, due 4/30/31 (a)	3,500,000	3,614,889
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	2,300,000	2,385,408
		13,134,436
Electric 0.3%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,024,559
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,491,963
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	1,450,000	1,535,802
		4,052,324

	Principal Amount	Value
Corporate Bonds
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	$ 1,500,000	$ 1,361,479
Entertainment 0.2%
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,400,000	1,370,745
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	1,350,000	1,351,424
		2,722,169
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	977,731
Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	237,920
US Foods, Inc.
7.25%, due 1/15/32 (a)	500,000	520,931
		758,851
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	2,250,000	2,117,812
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	460,817
Healthcare-Services 0.4%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	1,500,000	1,541,235
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	840,000	768,009
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	1,250,000	1,329,868
10.00%, due 6/1/32	2,000,000	2,076,268
		5,715,380
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	2,500,000	2,619,684
Insurance 0.3%
Acrisure LLC
8.25%, due 2/1/29 (a)	1,110,000	1,148,679

	Principal Amount	Value
Corporate Bonds
Insurance
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	$ 4,000,000	$ 4,136,390
		5,285,069
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	1,320,000	1,341,687
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	632,411
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	430,000	305,438
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	2,100,000	1,848,063
		2,153,501
Media 0.7%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	1,940,000	2,099,467
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	730,000	664,300
Univision Communications, Inc. (a)
8.00%, due 8/15/28	4,456,000	4,577,725
8.50%, due 7/31/31	3,250,000	3,300,602
		10,642,094
Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	1,300,000	1,339,580
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	2,270,000	2,315,933
SM Energy Co. (a)
6.75%, due 8/1/29	1,350,000	1,351,067
7.00%, due 8/1/32	1,350,000	1,336,799
		5,003,799
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	990,000	970,125

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.5%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	$ 600,000	$ 546,509
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	900,000	918,520
LABL, Inc.
8.625%, due 10/1/31 (a)	3,000,000	2,491,816
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,513,089
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	1,180,000	1,262,357
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	1,500,000	1,579,560
		8,311,851
Pharmaceuticals 0.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	750,000	763,567
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	1,737,000	1,847,876
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,211,162
		3,822,605
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	1,000,000	1,048,510
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	1,000,000	989,578
		2,038,088
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,670,000	1,486,650
Real Estate Investment Trusts 0.3%
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	2,470,000	2,567,330
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	296,769
7.25%, due 7/15/28 (a)	1,100,000	1,134,360
		3,998,459
Retail 0.3%
Global Auto Holdings Ltd.
8.375%, due 1/15/29 (a)	2,500,000	2,326,238
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,755,000
		4,081,238

	Principal Amount	Value
Corporate Bonds
Software 0.4%
Central Parent LLC
8.00%, due 6/15/29 (a)	$ 1,500,000	$ 1,272,465
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,670,000	1,778,268
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	3,500,000	3,611,839
		6,662,572
Telecommunications 0.3%
CommScope LLC
9.50%, due 12/15/31 (a)	1,474,000	1,552,218
Zegona Finance plc
8.625%, due 7/15/29 (a)	3,000,000	3,193,500
		4,745,718
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	1,670,000	1,754,073
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,190,953
Total Corporate Bonds (Cost $154,384,775)		155,070,865
Loan Assignments 86.0%
Aerospace & Defense 2.6%
AAdvantage Loyalty IP Ltd.
First Lien 2025 Incremental Term Loan
7.575% (3 Month SOFR + 3.25%), due 5/28/32 (b)	2,793,000	2,807,663
Arcline FM Holdings LLC
First Lien 2025 New Term Loan
7.578% (6 Month SOFR + 3.50%), due 6/24/30 (b)	4,737,301	4,763,948
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
6.206% (1 Month SOFR + 1.75%), due 9/6/27 (b)	3,573,820	3,579,777
Chromalloy Corp.
First Lien Term Loan
8.042% (3 Month SOFR + 3.75%), due 3/27/31 (b)	5,217,462	5,230,506
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
8.177% (6 Month SOFR + 3.50%), due 8/3/29 (b)	3,302,784	3,305,261
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
6.356% (1 Month SOFR + 2.00%), due 10/31/31	744,850	746,479
First Lien Initial Term Loan B2
6.356% (1 Month SOFR + 2.00%), due 10/31/31	283,315	283,935

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Engineering Research and Consulting LLC
First Lien Term Loan B
9.285% (6 Month SOFR + 5.00%), due 8/15/31 (b)	$ 2,388,000	$ 2,340,240
Goat Holdco LLC
First Lien Term Loan B
7.356% (1 Month SOFR + 3.00%), due 1/27/32 (b)	4,325,000	4,328,088
Kaman Corp. (b)
First Lien Delayed Term Loan
7.078% (3 Month SOFR + 2.75%), due 2/26/32	16,552	16,557
First Lien Initial Term Loan
7.083% (3 Month SOFR + 2.75%), due 2/26/32	1,827,587	1,828,157
SkyMiles IP Ltd.
First Lien Initial Term Loan
8.075% (3 Month SOFR + 3.75%), due 10/20/27 (b)	1,466,545	1,471,357
TransDigm, Inc. (b)
First Lien Tranche Term Loan L
6.796% (3 Month SOFR + 2.50%), due 1/19/32	992,500	995,416
First Lien Facility Tranche Term Loan I
7.046% (3 Month SOFR + 2.75%), due 8/24/28	4,928,622	4,945,429
First Lien Tranche Term Loan K
7.046% (3 Month SOFR + 2.75%), due 3/22/30	3,308,328	3,319,990
		39,962,803
Animal Food 0.3%
Alltech, Inc.
First Lien Term Loan B2
8.721% (1 Month SOFR + 4.25%), due 8/13/30 (b)	4,424,102	4,435,163
Automobile 2.8%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.83% (3 Month SOFR + 4.50%), due 5/28/32 (b)	5,791,310	5,831,126
Autokiniton US Holdings, Inc.
First Lien Term Loan B
8.471% (1 Month SOFR + 4.00%), due 4/6/28 (b)	3,972,948	3,833,895
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.856% (1 Month SOFR + 2.50%), due 5/6/30	6,380,437	6,380,437
First Lien Amendment No. 6 Dollar Term Loan
7.106% (1 Month SOFR + 2.75%), due 1/28/32	4,500,000	4,501,877
First Brands Group LLC (b)
First Lien 2021 Term Loan
9.57% (3 Month SOFR + 5.00%), due 3/30/27	1,309,402	1,277,757
First Lien 2022-II Incremental Term Loan
9.57% (3 Month SOFR + 5.00%), due 3/30/27	4,157,488	4,057,014
Gates Corp.
First Lien Initial Dollar Term Loan B5
6.106% (1 Month SOFR + 1.75%), due 6/4/31 (b)	6,451,250	6,440,496

	Principal Amount	Value
Loan Assignments
Automobile
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
7.333% (3 Month SOFR + 3.00%), due 5/4/28 (b)	$ 5,243,780	$ 5,249,396
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.856% (1 Month SOFR + 2.50%), due 1/30/31 (b)	6,141,708	6,129,645
		43,701,643
Banking 0.6%
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
7.356% (1 Month SOFR + 3.00%), due 4/7/28 (b)	5,513,022	5,519,053
Jane Street Group LLC
First Lien Extended Term Loan
6.333% (3 Month SOFR + 2.00%), due 12/15/31 (b)	3,489,583	3,473,591
		8,992,644
Beverage, Food & Tobacco 1.8%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
7.471% (1 Month SOFR + 3.00%), due 12/8/28 (b)	4,174,413	4,177,022
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.057% (3 Month SOFR + 4.00%), due 12/9/31 (b)	3,022,727	3,019,892
Froneri International Ltd. (b)
First Lien Facility Term Loan B4
6.197% (6 Month SOFR + 2.00%), due 9/30/31	2,879,645	2,853,098
First Lien Term Loan
6.594% (1 Year SOFR + 2.50%), due 7/16/32	4,500,000	4,483,827
Naked Juice LLC (b)
First Lien Third Out Term Loan
5.396% (5.00% PIK) (3 Month SOFR + 1.00%), due 1/24/30 (c)	308,776	138,949
First Lien Second Out Term Loan
7.646% (3 Month SOFR + 3.25%), due 1/24/29	305,039	229,542
First Lien First Out Term Loan
9.796% (3 Month SOFR + 5.50%), due 1/24/29	1,057,931	1,052,642
Pegasus Bidco BV
First Lien 2024-2 Dollar Term Loan
7.576% (3 Month SOFR + 3.25%), due 7/12/29 (b)	4,290,905	4,292,694
Primo Brands Corp.
First Lien 2025 Refinancing Term Loan
6.546% (3 Month SOFR + 2.25%), due 3/31/28 (b)	4,726,678	4,736,523
Sazerac Co., Inc.
First Lien Incremental Term Loan B1
6.84% (1 Month SOFR + 2.50%), due 6/25/32 (b)	2,500,000	2,507,500
		27,491,689

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment 1.5%
Creative Artists Agency LLC
First Lien Term Loan
6.856% (1 Month SOFR + 2.50%), due 10/1/31 (b)	$ 6,707,779	$ 6,713,366
Altice France SA
First Lien Term Loan B14
9.818% (3 Month SOFR + 5.50%), due 8/15/28 (b)	3,522,591	3,276,010
Charter Communications Operating LLC
First Lien Term Loan B5
6.541% (3 Month SOFR + 2.25%), due 12/15/31 (b)	3,990,000	3,985,635
CMG Media Corp.
First Lien Facility Term Loan
7.896% (3 Month SOFR + 3.50%), due 6/18/29 (b)	2,538,262	2,476,920
Gray Media, Inc.
First Lien Term Loan D
7.443% (1 Month SOFR + 3.00%), due 12/1/28 (b)	1,231,349	1,227,392
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.721% (1 Month SOFR + 3.25%), due 1/31/29	4,358,478	4,325,789
First Lien 2022 Incremental Term Loan
8.546% (3 Month SOFR + 4.25%), due 6/25/29	909,375	910,512
		22,915,624
Buildings & Real Estate 1.5%
LSF12 Crown US Commercial Bidco LLC
First Lien 2025 Refinancing Term Loan
7.856% (1 Month SOFR + 3.50%), due 12/2/31 (b)	4,050,000	4,077,844
AllSpring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
7.313% (3 Month SOFR + 3.00%), due 11/1/30 (b)	3,618,705	3,627,751
Core & Main LP
First Lien Tranche Term Loan D
6.27% (6 Month SOFR + 2.00%), due 7/27/28 (b)	4,532,831	4,532,831
Cornerstone Building Brands, Inc.
First Lien New Term Loan B
7.692% (1 Month SOFR + 3.25%), due 4/12/28 (b)	4,321,105	3,936,526
WEC US Holdings, Inc.
First Lien Initial Term Loan
6.579% (1 Month SOFR + 2.25%), due 1/27/31 (b)	2,929,210	2,930,432
Wilsonart LLC
First Lien Initial Term Loan
8.546% (3 Month SOFR + 4.25%), due 8/5/31 (b)	3,470,019	3,378,931
		22,484,315
Capital Equipment 0.9%
AZZ, Inc.
First Lien Initial Term Loan
6.856% (1 Month SOFR + 2.50%), due 5/14/29 (b)	1,338,077	1,339,582

	Principal Amount	Value
Loan Assignments
Capital Equipment
CPM Holdings, Inc.
First Lien Initial Term Loan
8.829% (1 Month SOFR + 4.50%), due 9/28/28 (b)	$ 1,965,050	$ 1,928,206
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
7.856% (1 Month SOFR + 3.50%), due 8/16/29 (b)	2,375,267	2,384,599
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
8.046% (3 Month SOFR + 3.75%), due 5/1/31 (b)	5,258,833	5,281,840
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.856% (1 Month SOFR + 2.50%), due 8/4/31 (b)	1,989,975	1,989,975
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
7.106% (1 Month SOFR + 2.75%), due 3/28/31 (b)	1,620,000	1,620,760
		14,544,962
Cargo Transport 0.2%
Stonepeak Nile Parent LLC
First Lien Initial Term Loan
7.079% (3 Month SOFR + 2.75%), due 4/9/32 (b)	2,678,571	2,683,594
Chemicals, Plastics & Rubber 6.3%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.456% (1 Month SOFR + 4.00%), due 11/24/27	1,262,147	1,211,661
First Lien 2022 Incremental Term Loan
9.106% (1 Month SOFR + 4.75%), due 11/24/27 (d)(e)	1,462,500	1,404,000
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
8.046% (3 Month SOFR + 3.75%), due 12/23/31 (b)	3,975,012	3,953,897
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
7.531% (1 Month SOFR + 3.175%), due 4/13/29	4,054,416	4,052,725
First Lien 2025 Incremental Closing Date Term Loan B
7.606% (1 Month SOFR + 3.25%), due 4/1/32	4,009,897	4,006,276
First Lien 2025 Incremental Delayed Commitment Draw Term Loan B
7.606% (1 Month SOFR + 3.25%), due 4/1/32	2,103	2,101
Fortis 333, Inc.
First Lien Dollar Term Loan B
7.796% (3 Month SOFR + 3.50%), due 3/29/32 (b)	6,600,001	6,538,126
Glatfelter Corp.
First Lien Term Loan
8.583% (3 Month SOFR + 4.25%), due 11/4/31 (b)	4,149,150	4,116,737
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
7.606% (1 Month SOFR + 3.25%), due 2/18/30 (b)	3,307,043	3,081,062

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.706% (1 Month SOFR + 4.25%), due 4/2/29 (b)	$ 3,436,401	$ 3,161,489
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.721% (1 Month SOFR + 4.25%), due 3/16/29 (b)	6,718,055	6,732,755
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.606% (1 Month SOFR + 2.25%), due 5/5/28 (b)	3,638,697	3,650,319
Koppers, Inc.
First Lien 2023 Term Loan B2
6.85% (1 Month SOFR + 2.50%), due 4/10/30 (b)	4,410,645	4,425,809
Lonza Group AG
First Lien USD Facility Term Loan B
8.321% (3 Month SOFR + 3.925%), due 7/3/28 (b)	3,269,946	2,905,347
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B1
7.51% (3 Month SOFR + 3.25%), due 4/3/28	6,191,906	6,188,036
First Lien November 2024 Dollar Term Loan B2
7.55% (3 Month SOFR + 3.25%), due 4/3/28	1,231,336	1,231,336
Olympus Water US Holding Corp. (b)
First Lien Dollar Term Loan B6
7.296% (3 Month SOFR + 3.00%), due 6/23/31	2,942,770	2,931,208
First Lien Term Loan B
7.568% (1 Year SOFR + 3.25%), due 7/23/32	1,000,000	996,000
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
8.636% (3 Month SOFR + 4.25%), due 4/8/31 (b)	3,496,067	3,286,303
Pasadena Performance Products LLC
First Lien Term Loan B
7.796% (3 Month SOFR + 3.50%), due 3/1/32 (b)	1,995,000	2,008,716
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1 7.28% - 7.324%
(3 Month SOFR + 3.00%), due 1/31/29 (b)	7,631,323	7,638,741
Sparta US HoldCo LLC
First Lien Term Loan
7.322% (1 Month SOFR + 3.00%), due 8/2/30 (b)	2,026,500	1,997,369
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
7.721% (1 Month SOFR + 3.25%), due 3/3/28 (b)	5,716,982	5,714,838
Tronox Finance LLC
First Lien 2024 Term Loan B2
6.549% (3 Month SOFR + 2.25%), due 4/4/29 (b)	3,518,914	3,219,806
Vibrantz Technologies, Inc.
First Lien Initial Term Loan
8.728% (3 Month SOFR + 4.25%), due 4/23/29 (b)	5,835,000	4,903,483

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
7.103% (1 Month SOFR + 2.75%), due 8/1/30 (b)	$ 4,915,524	$ 4,900,163
WR Grace Holdings LLC
First Lien Initial Term Loan
7.546% (3 Month SOFR + 3.25%), due 9/22/28 (b)	3,377,500	3,376,091
		97,634,394
Commercial Services 0.4%
Champions Financing, Inc.
First Lien Initial Term Loan
9.08% (3 Month SOFR + 4.75%), due 2/6/29 (b)	1,984,963	1,824,512
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
6.129% (6 Month SOFR + 2.00%), due 10/15/30 (b)	4,950,156	4,949,270
		6,773,782
Construction & Buildings 0.2%
QXO Building Products, Inc.
First Lien Term Loan B
7.296% (3 Month SOFR + 3.00%), due 4/30/32 (b)	1,322,222	1,333,626
Star Holding LLC
First Lien Term Loan B
8.856% (1 Month SOFR + 4.50%), due 7/18/31 (b)	1,389,500	1,365,184
		2,698,810
Consumer Durables 0.1%
SWF Holdings I Corp. (b)
First Lien Initial Tranche Term Loan A2
8.471% (1 Month SOFR + 4.00%), due 10/6/28	1,024,626	783,839
First Lien Tranche Term Loan A1
8.856% (1 Month SOFR + 4.50%), due 12/19/29	642,857	641,250
		1,425,089
Containers, Packaging & Glass 1.7%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
6.858% (1 Month SOFR + 2.50%), due 8/19/31 (b)	2,571,429	2,570,511
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
6.856% (1 Month SOFR + 2.50%), due 6/11/31 (b)	712,483	710,108
Charter Next Generation, Inc.
First Lien 2024 Replacement Term Loan
7.086% (1 Month SOFR + 2.75%), due 11/29/30 (b)	5,896,134	5,905,963
Graham Packaging Co., Inc.
First Lien Initial Term Loan
6.856% (1 Month SOFR + 2.50%), due 8/4/27 (b)	3,726,843	3,731,114

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
7.322% (1 Month SOFR + 3.00%), due 4/15/27 (b)	$ 179,208	$ 179,152
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 8.318% - 8.324%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	4,611,709	4,624,677
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.721% (1 Month SOFR + 4.25%), due 7/7/28 (b)	4,825,000	4,131,406
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
8.046% (3 Month SOFR + 3.75%), due 9/15/28 (b)	5,002,679	4,892,620
		26,745,551
Diversified/Conglomerate Manufacturing 1.9%
Allied Universal Holdco LLC
First Lien Initial US Dollar Term Loan
8.206% (1 Month SOFR + 3.75%), due 5/12/28 (b)	10,805,780	10,824,020
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan
7.356% (1 Month SOFR + 3.00%), due 10/23/28 (b)	5,624,518	5,630,542
GYP Holdings III Corp.
First Lien Term Loan B
6.606% (1 Month SOFR + 2.25%), due 5/13/30 (b)	560,820	559,418
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
6.356% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,635,591	1,634,056
LTI Holdings, Inc.
First Lien 2024 Term Loan
8.606% (1 Month SOFR + 4.25%), due 7/29/29 (b)	3,573,000	3,575,233
Quikrete Holdings, Inc. (b)
First Lien Term Loan B1
6.606% (1 Month SOFR + 2.25%), due 4/14/31	2,890,305	2,887,898
First Lien Term Loan B3
6.606% (1 Month SOFR + 2.25%), due 2/10/32	3,990,000	3,986,122
		29,097,289
Diversified/Conglomerate Service 1.6%
Applied Systems, Inc.
First Lien Term Loan B
6.796% (3 Month SOFR + 2.50%), due 2/24/31 (b)	5,383,577	5,385,822
Blackhawk Network Holdings, Inc.
First Lien Term Loan B2
8.356% (1 Month SOFR + 4.00%), due 3/12/29 (b)	4,950,125	4,967,802
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.856% (1 Month SOFR + 2.50%), due 1/30/32 (b)	7,960,000	7,948,060

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
MKS, Inc.
First Lien 2025-1 Dollar Term Loan B
6.353% (1 Month SOFR + 2.00%), due 8/17/29 (b)	$ 2,226,149	$ 2,221,512
TruGreen LP
First Lien Term Loan B
8.456% (1 Month SOFR + 4.00%), due 11/2/27 (b)	5,214,365	5,012,308
		25,535,504
Ecological 0.5%
Discovery Purchaser Corp.
First Lien Term Loan
8.082% (3 Month SOFR + 3.75%), due 10/4/29 (b)	3,491,250	3,486,886
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.824% (3 Month SOFR + 2.50%), due 3/3/32 (b)	4,200,000	4,200,000
		7,686,886
Electronics 5.6%
Camelot US Acquisition LLC (b)
First Lien Incremental Term Loan B
7.106% (1 Month SOFR + 2.75%), due 1/31/31	3,687,730	3,683,120
First Lien Incremental Term Loan
7.606% (1 Month SOFR + 3.25%), due 1/31/31	1,500,000	1,505,625
Castle U.S. Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.842% (3 Month SOFR + 4.25%), due 5/31/30	151,278	83,392
First Lien Second Out Dollar Term Loan B2
9.092% (3 Month SOFR + 4.50%), due 5/31/30	2,360,485	1,292,366
First Lien Initial First Out Dollar Term Loan
10.33% (1.00% PIK) (3 Month SOFR + 6.00%), due 4/29/30 (c)	976,447	982,550
CommScope, Inc.
First Lien Initial Term Loan
9.606% (1 Month SOFR + 5.25%), due 12/18/29 (b)	6,059,368	6,146,472
CoreLogic, Inc.
First Lien Initial Term Loan
7.971% (1 Month SOFR + 3.50%), due 6/2/28 (b)	7,292,249	7,260,345
Eagle Parent Corp.
First Lien Initial Term Loan
8.546% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,731,445	2,721,202
Epicor Software Corp.
First Lien Term Loan E
7.106% (1 Month SOFR + 2.75%), due 5/30/31 (b)	7,208,165	7,220,556
Flexera Software LLC
First Lien Term Loan B3
7.31% (3 Month SOFR + 3.00%), due 3/3/28 (b)	4,637,362	4,630,406
Gainwell Acquisition Corp.
First Lien Term Loan B
8.396% (3 Month SOFR + 4.00%), due 10/1/27 (b)	2,053,736	2,017,796

	Principal Amount	Value
Loan Assignments
Electronics
ION Trading Finance Ltd.
First Lien 2024 Dollar Term Loan B
7.796% (3 Month SOFR + 3.50%), due 4/3/28 (b)	$ 2,764,285	$ 2,760,830
MH Sub I LLC (b)
First Lien Term Loan
8.606% (1 Month SOFR + 4.25%), due 5/3/28	6,080,425	5,780,964
First Lien 2024 December New Term Loan
8.606% (1 Month SOFR + 4.25%), due 12/31/31	4,436,952	3,944,450
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
7.546% (3 Month SOFR + 3.25%), due 10/28/30	6,418,994	6,429,020
Second Lien Initial Term Loan
9.296% (3 Month SOFR + 5.00%), due 5/9/33	1,000,000	998,125
Proofpoint, Inc. (b)
First Lien Term Loan
6.785% (1 Year SOFR + 3.00%), due 8/31/28	2,000,000	2,002,500
First Lien Term Loan
7.356% (1 Month SOFR + 3.00%), due 8/31/28	9,366,322	9,378,030
Rocket Software, Inc.
First Lien Term Loan
8.106% (1 Month SOFR + 3.75%), due 11/28/28 (b)	5,081,351	5,089,288
Sharp Services LLC
First Lien Term Loan B
7.546% (3 Month SOFR + 3.25%), due 1/2/29 (b)	5,032,691	5,057,854
SS&C Technologies, Inc.
First Lien Term Loan B8
6.356% (1 Month SOFR + 2.00%), due 5/9/31 (b)	3,615,901	3,626,297
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.101% (1 Month SOFR + 1.75%), due 3/2/27 (b)	3,707,271	3,704,375
		86,315,563
Energy (Electricity) 0.8%
Cogentrix Finance Holdco I LLC
First Lien Term Loan
7.106% (1 Month SOFR + 2.75%), due 2/13/32 (b)	3,740,625	3,740,625
Lightning Power LLC
First Lien Initial Term Loan B
6.546% (3 Month SOFR + 2.25%), due 8/18/31 (b)	3,471,263	3,470,721
Reworld Holding Corp. (b)
First Lien Term Loan B
6.59% (1 Month SOFR + 2.25%), due 11/30/28	4,895,101	4,901,220
First Lien Term Loan C
6.59% (1 Month SOFR + 2.25%), due 11/30/28	377,966	378,438
		12,491,004

	Principal Amount	Value
Loan Assignments
Entertainment 1.6%
Alterra Mountain Co.
First Lien Commitment Term Loan B8
6.853% (1 Month SOFR + 2.50%), due 5/31/30 (b)	$ 3,479,057	$ 3,479,057
Alterra Mountain Co.
First Lien Term Loan B9
6.853% (1 Month SOFR + 2.50%), due 8/17/28 (b)	3,769,438	3,774,150
Delta 2 (Lux) SARL (b)
First Lien Incremental Term Loan
6.291% (3 Month SOFR + 2.00%), due 9/30/31	666,666	666,666
First Lien Term Loan B
6.296% (3 Month SOFR + 2.00%), due 9/30/31	1,333,333	1,333,333
Endeavor Operating Co. LLC
First Lien Term Loan B
7.356% (1 Month SOFR + 3.00%), due 3/24/32 (b)	4,000,000	3,995,000
Fertitta Entertainment LLC
First Lien Initial Term Loan B
7.577% (1 Month SOFR + 3.25%), due 1/29/29 (b)	4,863,216	4,865,039
Great Canadian Gaming Corp.
First Lien Term Loan B
9.074% (3 Month SOFR + 4.75%), due 11/1/29 (b)	1,550,274	1,511,517
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.856% (1 Month SOFR + 3.50%), due 4/26/30 (b)	5,288,450	5,235,566
		24,860,328
Finance 7.8%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.575% (3 Month SOFR + 2.25%), due 4/20/28 (b)	3,221,925	3,212,143
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.846% (1 Month SOFR + 3.375%), due 12/23/27	909,254	847,879
First Lien Amendment No. 5 Term Loan
8.221% (1 Month SOFR + 3.75%), due 12/23/27	3,609,375	3,374,766
AlixPartners LLP
First Lien Initial Dollar Term Loan
6.971% (1 Month SOFR + 2.50%), due 2/4/28 (b)	2,308,023	2,308,023
Ascensus Holdings, Inc.
First Lien 2024 Term Loan B
7.356% (1 Month SOFR + 3.00%), due 8/2/28 (b)	6,796,408	6,790,747
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
7.818% (3 Month SOFR + 3.50%), due 10/18/29 (b)	2,977,500	2,977,500
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.742% (3 Month SOFR + 2.50%), due 10/16/31 (b)	6,107,692	6,121,056

	Principal Amount	Value
Loan Assignments
Finance
Boost Newco Borrower LLC
First Lien Term Loan B2
6.296% (3 Month SOFR + 2.00%), due 1/31/31 (b)	$ 4,975,031	$ 4,976,897
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
7.333% (3 Month SOFR + 3.00%), due 7/30/31 (b)	6,304,884	6,301,927
Covia Holdings LLC
First Lien Initial Term Loan
7.548% (3 Month SOFR + 3.25%), due 2/13/32 (b)	2,700,000	2,706,750
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.046% (3 Month SOFR + 3.75%), due 4/9/27 (b)	5,200,612	5,144,273
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
7.106% (1 Month SOFR + 2.75%), due 9/15/31 (b)	1,393,000	1,393,000
GC Ferry Acquisition I, Inc.
First Lien Term Loan
7.566% (1 Year SOFR + 3.50%), due 6/2/32 (b)	3,000,000	2,955,000
GTCR Everest Borrower LLC
First Lien Term Loan B
7.064% (1 Year SOFR + 2.75%), due 9/5/31 (b)	1,146,250	1,146,366
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
8.19% (1 Month SOFR + 3.75%), due 6/6/31 (b)	5,568,106	5,195,739
Leia Finco US LLC
First Lien Initial Term Loan
7.57% (3 Month SOFR + 3.25%), due 10/9/31 (b)	1,795,500	1,798,867
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
7.349% (1 Month SOFR + 3.00%), due 6/14/30 (b)	5,622,530	5,622,530
MX Holdings US, Inc.
First Lien Senior USD Facility Term Loan B
6.577% (1 Month SOFR + 2.25%), due 3/17/32 (b)	2,057,143	2,064,857
Newfold Digital Holdings Group, Inc.
First Lien Initial Term Loan
7.942% (1 Month SOFR + 3.50%), due 2/10/28 (b)	5,517,041	2,813,691
Onex TSG Intermediate Corp.
First Lien Initial Term Loan
9.344% (3 Month SOFR + 4.75%), due 2/28/28 (b)	2,860,408	2,862,196
Orbit Private Holdings I Ltd.
First Lien 2024 Refinancing Term Loan
7.916% (6 Month SOFR + 3.75%), due 12/11/28 (b)	4,994,819	5,022,914
Osaic Holdings, Inc.
First Lien Term Loan
7.384% (1 Year SOFR + 3.50%), due 7/19/32 (b)	6,000,000	6,000,000
Park River Holdings, Inc.
First Lien Initial Term Loan
7.802% (3 Month SOFR + 3.25%), due 12/28/27 (b)	4,448,552	4,372,290

	Principal Amount	Value
Loan Assignments
Finance
Peraton Corp.
First Lien Term Loan B
8.206% (1 Month SOFR + 3.75%), due 2/1/28 (b)	$ 5,869,800	$ 5,215,317
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
8.299% (3 Month SOFR + 4.00%), due 9/20/28	2,681,852	2,266,165
First Lien Term Loan A
9.821% (3 Month SOFR + 5.50%), due 6/20/28	1,860,294	1,878,897
RealPage, Inc.
First Lien Initial Term Loan
7.557% (3 Month SOFR + 3.00%), due 4/24/28 (b)	5,417,265	5,408,804
RealTruck Group, Inc.
First Lien Initial Term Loan
8.221% (1 Month SOFR + 3.75%), due 1/31/28 (b)	3,783,829	3,481,123
Russell Investments US Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
9.308% (1.50% PIK) (3 Month SOFR + 5.00%), due 5/28/27 (b)(c)	5,640,513	5,433,457
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
8.307% (3 Month SOFR + 3.75%), due 2/4/28 (b)	3,066,686	3,070,520
WCG Intermediate Corp.
First Lien 2025 Refinancing Term Loan
7.356% (1 Month SOFR + 3.00%), due 2/25/32 (b)	6,500,000	6,497,972
WIN Waste Innovations Holdings, Inc.
First Lien New Term Loan B
7.221% (1 Month SOFR + 2.75%), due 3/24/28 (b)	2,198,608	2,194,760
		121,456,426
Healthcare 1.9%
AHP Health Partners, Inc.
First Lien 2024 Term Loan B
7.106% (1 Month SOFR + 2.75%), due 8/24/28 (b)	1,727,778	1,729,217
Chariot Buyer LLC (b)
First Lien Term Loan B
7.319% (1 Year SOFR + 3.00%), due 7/22/32	500,000	499,896
First Lien Initial Term Loan
7.706% (1 Month SOFR + 3.25%), due 11/3/28	6,951,311	6,953,480
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.946% (3 Month SOFR + 2.50%), due 1/8/29 (b)	4,058,677	4,058,677
LSCS Holdings, Inc.
First Lien Term Loan
8.796% (3 Month SOFR + 4.50%), due 2/20/32 (b)	4,644,360	4,632,749
Medical Solutions Holdings, Inc.
First Lien Term Loan
7.908% (3 Month SOFR + 3.50%), due 11/1/28 (b)	1,992,070	1,078,208

	Principal Amount	Value
Loan Assignments
Healthcare
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.577% (1 Month SOFR + 2.25%), due 10/23/28 (b)	$ 9,360,864	$ 9,360,864
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
8.687% (1 Month SOFR + 4.25%), due 10/2/28 (b)	1,866,369	1,845,955
		30,159,046
Healthcare & Pharmaceuticals 1.7%
Paradigm Parent LLC
First Lien Initial Term Loan
8.822% (3 Month SOFR + 4.50%), due 4/16/32 (b)	1,500,000	1,364,532
1261229 BC Ltd.
First Lien Initial Term Loan
10.606% (1 Month SOFR + 6.25%), due 10/8/30 (b)	3,500,000	3,423,438
Bausch + Lomb Corp.
First Lien Third Amendment Term Loan
8.606% (1 Month SOFR + 4.25%), due 1/15/31 (b)	3,684,587	3,696,867
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
6.356% (1 Month SOFR + 2.00%), due 7/28/31 (b)	932,818	936,317
Embecta Corp.
First Lien Initial Term Loan
7.356% (1 Month SOFR + 3.00%), due 3/30/29 (b)	4,074,313	4,055,795
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.206% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,406,667	2,400,650
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.82% (3 Month SOFR + 3.25%), due 12/29/28 (b)	3,266,203	2,849,762
Phoenix Newco, Inc.
First Lien Sixth Amendment Term Loan
6.856% (1 Month SOFR + 2.50%), due 11/15/28 (b)	5,562,334	5,568,419
Physician Partners LLC (b)(c)
First Lien Initial Tranche Term Loan B1
5.946% (2.50% PIK) (3 Month SOFR + 1.50%), due 12/31/29	1,347,841	643,969
First Lien Tranche Term Loan C
9.946% (4.00% PIK) (3 Month SOFR + 5.50%), due 12/31/30	840,091	168,018
Surgery Center Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.106% (1 Month SOFR + 2.75%), due 12/19/30 (b)	530,781	532,108
		25,639,875
Healthcare, Education & Childcare 3.0%
Agiliti Health, Inc.
First Lien Term Loan 7.216% - 7.291%
(3 Month SOFR + 3.00%, 6 Month SOFR + 3.00%), due 5/1/30 (b)	4,760,312	4,611,553

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Amneal Pharmaceuticals LLC (b)
First Lien Term Loan B
7.634% (1 Year SOFR + 3.75%), due 8/2/32	$ 6,000,000	$ 5,992,500
First Lien Term Loan
9.856% (1 Month SOFR + 5.50%), due 5/4/28	6,629,958	6,741,838
AthenaHealth Group, Inc.
First Lien Initial Term Loan
7.106% (1 Month SOFR + 2.75%), due 2/15/29 (b)	10,725,934	10,704,868
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
6.308% (3 Month SOFR + 2.00%), due 6/12/31 (b)	1,910,743	1,899,757
Elanco Animal Health, Inc.
First Lien Term Loan
6.179% (1 Month SOFR + 1.75%), due 8/2/27 (b)	1,552,093	1,550,369
Journey Personal Care Corp.
First Lien Term Loan B
8.046% (3 Month SOFR + 3.75%), due 3/1/28 (b)	4,813,471	4,717,201
Mallinckrodt plc
First Lien Second Out Term Loan
14.00% (1 Month SOFR + 9.50%), due 11/14/28 (b)	552,988	568,541
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 8.146% - 8.195%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	2,103,935	2,047,392
First Lien Initial Term Loan C
8.146% (3 Month SOFR + 3.75%), due 3/2/28	79,651	77,510
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.599% (1 Month SOFR + 2.25%), due 5/19/31 (b)	4,353,831	4,197,820
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
7.807% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,534,215	1,434,969
Select Medical Corp.
First Lien Tranche Term Loan B2
6.356% (1 Month SOFR + 2.00%), due 12/3/31 (b)	415,560	414,522
Sound Inpatient Physicians Holdings LLC (b)(c)
First Lien PIK Term Loan B
8.057% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	1,650,622	1,532,877
First Lien Tranche Term Loan A
10.057% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,725	347,816
		46,839,533
High Tech Industries 3.6%
Altar Bidco, Inc.
First Lien Term Loan B
7.078% (1 Year SOFR + 3.10%), due 2/1/29 (b)	3,990,255	3,984,270
Altera Corp.
First Lien Term Loan B
7.066% (1 Year SOFR + 3.00%), due 6/18/32 (b)	2,960,000	2,963,700

	Principal Amount	Value
Loan Assignments
High Tech Industries
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.546% (3 Month SOFR + 3.25%), due 7/6/29 (b)	$ 1,985,000	$ 1,612,812
Clearwater Analytics LLC
First Lien Initial Term Loan
6.46% (6 Month SOFR + 2.25%), due 4/21/32 (b)	4,000,000	4,002,500
Hanesbrands, Inc.
First Lien Initial Trance Term Loan B
7.106% (1 Month SOFR + 2.75%), due 3/8/32 (b)	4,036,071	4,041,116
Javelin Buyer, Inc.
First Lien Term Loan
7.333% (3 Month SOFR + 3.00%), due 12/5/31 (b)	1,197,000	1,195,130
KnowBe4, Inc.
First Lien Term Loan
8.068% (3 Month SOFR + 3.75%), due 7/23/32 (b)	2,916,667	2,916,667
Modena Buyer LLC
First Lien Initial Term Loan
8.808% (3 Month SOFR + 4.50%), due 7/1/31 (b)	3,473,750	3,403,191
NAB Holdings LLC
First Lien 2025 Refinancing Term Loan
6.796% (3 Month SOFR + 2.50%), due 11/24/28 (b)	121,982	120,518
Neon Maple US Debt MergerSub, Inc.
First Lien Tranche Term Loan B1
TBD, due 11/17/31	5,087,250	5,087,250
Open Text Corp.
First Lien Term Loan B
6.106% (1 Month SOFR + 1.75%), due 1/31/30 (b)	1,617,746	1,617,562
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.856% (1 Month SOFR + 3.50%), due 3/3/31 (b)	3,362,079	3,315,850
Sandisk Corp.
First Lien Term Loan B
7.321% (3 Month SOFR + 3.00%), due 2/21/32 (b)	7,125,000	7,098,281
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
7.286% (3 Month SOFR + 3.00%), due 4/4/29 (b)	4,259,557	4,256,009
Shift4 Payments LLC
First Lien Amendment No. 2 Term Loan
7.048% (3 Month SOFR + 2.75%), due 6/30/32 (b)	450,000	453,094
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.971% (1 Month SOFR + 3.50%), due 3/5/27 (b)	3,948,295	3,955,442
Star Parent, Inc.
First Lien Term Loan
8.296% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,443,750	4,393,758

	Principal Amount	Value
Loan Assignments
High Tech Industries
Viavi Solutions, Inc.
First Lien Term Loan B
6.325% (1 Year SOFR + 2.50%), due 6/11/32 (b)	$ 2,000,000	$ 2,006,250
		56,423,400
Hotel, Gaming & Leisure 1.6%
Bingo Holdings I LLC
First Lien Term Loan
9.046% (3 Month SOFR + 4.75%), due 6/11/32 (b)	5,107,143	5,111,397
Flutter Financing BV (b)
First Lien 2024 Refinancing Term Loan B
6.046% (3 Month SOFR + 1.75%), due 12/2/30	2,955,000	2,935,299
First Lien Third Amendment Term Loan B
6.296% (3 Month SOFR + 2.00%), due 6/4/32	875,000	873,906
Hilton Domestic Operating Co., Inc.
First Lien Term Loan B4
6.102% (1 Month SOFR + 1.75%), due 11/8/30 (b)	1,720,157	1,722,006
Ontario Gaming GTA LP
First Lien Term Loan B
8.546% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,294,555	2,274,478
Tacala Investment Corp.
First Lien Amendment No. 2 Replacement Term Loan
7.856% (1 Month SOFR + 3.50%), due 1/31/31 (b)	4,575,010	4,597,885
Voyager Parent LLC
First Lien Term Loan B
9.041% (3 Month SOFR + 4.75%), due 7/1/32 (b)	7,500,000	7,497,660
		25,012,631
Hotels, Motels, Inns & Gaming 3.0%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.958% (1 Month SOFR + 5.50%), due 3/11/30	511,178	508,622
First Lien Second Out Term Loan
11.958% (6.00% PIK) (1 Month SOFR + 7.614%), due 3/11/30 (c)	521,911	516,692
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
6.606% (1 Month SOFR + 2.25%), due 2/6/30	1,716,750	1,715,677
First Lien Term Loan B1
6.606% (1 Month SOFR + 2.25%), due 2/6/31	2,073,750	2,071,805
Entain plc (b)
First Lien USD Facility Term Loan B
6.666% (6 Month SOFR + 2.50%), due 3/29/27	4,628,659	4,628,659
First Lien Facility Term Loan B3
7.016% (6 Month SOFR + 2.75%), due 10/31/29	1,564,213	1,564,772
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
6.606% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,837,500	1,832,906

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Light & Wonder International, Inc.
First Lien Term Loan B2
6.593% (1 Month SOFR + 2.25%), due 4/16/29 (b)	$ 5,843,679	$ 5,843,679
Oceankey US II Corp.
First Lien Initial Term Loan
7.956% (1 Month SOFR + 3.50%), due 12/15/28 (b)	4,009,306	4,013,066
Penn Entertainment, Inc.
First Lien Term Loan B
6.856% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,940,000	1,943,638
Station Casinos LLC
First Lien Facility Term Loan B
6.356% (1 Month SOFR + 2.00%), due 3/14/31 (b)	4,440,038	4,443,736
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
6.856% (1 Month SOFR + 2.50%), due 12/14/29 (b)	3,726,266	3,734,806
UFC Holdings LLC
First Lien Term Loan B4
6.571% (3 Month SOFR + 2.25%), due 11/21/31 (b)	7,338,125	7,355,737
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.856% (1 Month SOFR + 2.50%), due 8/3/28 (b)	6,438,669	6,437,465
		46,611,260
Insurance 3.8%
Acrisure LLC (b)
First Lien Term Loan B6
7.356% (1 Month SOFR + 3.00%), due 11/6/30	3,275,291	3,269,150
First Lien 2025 Refinancing Term Loan B
7.606% (1 Month SOFR + 3.25%), due 6/21/32	2,931,590	2,927,926
Alera Group, Inc.
First Lien Initial Term Loan
7.606% (1 Month SOFR + 3.25%), due 5/31/32 (b)	5,333,333	5,356,667
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
7.103% (1 Month SOFR + 2.75%), due 9/19/31 (b)	3,172,105	3,170,319
AssuredPartners, Inc.
First Lien 2024 Term Loan
7.858% (1 Month SOFR + 3.50%), due 2/14/31 (b)	6,912,500	6,923,608
Asurion LLC (b)
First Lien New Term Loan B13
8.577% (1 Month SOFR + 4.25%), due 9/19/30	1,171,681	1,146,294
First Lien New Term Loan B12
8.606% (1 Month SOFR + 4.25%), due 9/19/30	2,954,537	2,903,572
First Lien New Term Loan B11
8.706% (1 Month SOFR + 4.25%), due 8/21/28	3,219,875	3,189,019
Second Lien New Term Loan B3
9.721% (1 Month SOFR + 5.25%), due 1/31/28	2,200,000	2,110,350

	Principal Amount	Value
Loan Assignments
Insurance
Asurion LLC (b)
Second Lien New Term Loan B4
9.721% (1 Month SOFR + 5.25%), due 1/19/29	$ 3,500,000	$ 3,281,978
BroadStreet Partners, Inc.
First Lien 2024 Term Loan B
7.106% (1 Month SOFR + 2.75%), due 6/16/31 (b)	5,620,130	5,622,766
Goosehead Insurance Holdings LLC
First Lien Term Loan B
7.336% (1 Month SOFR + 3.00%), due 1/8/32 (b)	1,496,250	1,496,250
HUB International Ltd.
First Lien 2025 Incremental Term Loan
6.825% (3 Month SOFR + 2.50%), due 6/20/30 (b)	2,000,000	2,002,000
Ryan Specialty LLC
First Lien Term Loan B1
6.606% (1 Month SOFR + 2.25%), due 9/15/31 (b)	1,877,118	1,872,425
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
7.327% (1 Month SOFR + 3.00%), due 7/31/31 (b)	6,092,663	6,097,738
Trucordia Insurance Holdings LLC
First Lien Initial Term Loan
7.606% (1 Month SOFR + 3.25%), due 6/17/32 (b)	4,000,000	3,995,000
Truist Insurance Holdings LLC
First Lien Term Loan B
7.046% (3 Month SOFR + 2.75%), due 5/6/31 (b)	1,838,710	1,837,560
USI, Inc.
First Lien 2024 Term Loan D
6.546% (3 Month SOFR + 2.25%), due 11/21/29 (b)	2,000,000	1,997,916
		59,200,538
Leisure, Amusement, Motion Pictures & Entertainment 0.6%
Bombardier Recreational Products, Inc.
First Lien 2024 Extended Term Loan
7.106% (1 Month SOFR + 2.75%), due 1/22/31 (b)	3,108,544	3,110,487
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
6.606% (1 Month SOFR + 2.25%), due 4/1/31 (b)	2,881,327	2,883,728
Tripadvisor, Inc.
First Lien Initial Term Loan B
7.106% (1 Month SOFR + 2.75%), due 7/8/31 (b)	3,135,367	3,127,528
		9,121,743
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
6.704% (1 Month SOFR + 2.25%), due 7/31/26 (b)	439,018	440,298
Columbus McKinnon Corp.
First Lien Initial Term Loan
6.796% (3 Month SOFR + 2.50%), due 5/15/28 (b)	4,698,395	4,680,776

	Principal Amount	Value
Loan Assignments
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan 8.666% - 8.796%
(3 Month SOFR + 4.50%, 6 Month SOFR + 4.50%), due 2/15/29 (b)	$ 5,324,089	$ 5,317,434
		10,438,508
Manufacturing 1.7%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.792% (3 Month SOFR + 2.50%), due 3/15/30 (b)	2,646,399	2,650,811
Coherent Corp.
First Lien Term Loan B2
6.356% (1 Month SOFR + 2.00%), due 7/2/29 (b)	4,718,242	4,725,612
FCG Acquisitions, Inc.
First Lien Amendment No. 11 Term Loan
7.546% (3 Month SOFR + 3.25%), due 3/31/28 (b)	4,064,311	4,064,310
Madison IAQ LLC (b)
First Lien Initial Term Loan
6.702% (6 Month SOFR + 2.50%), due 6/21/28	2,707,391	2,708,745
First Lien 2025 Incremental Term Loan
7.452% (6 Month SOFR + 3.25%), due 5/6/32	3,000,000	3,005,001
Pro Mach Group, Inc.
First Lien Amendment No. 5 Refinancing Term Loan
7.077% (1 Month SOFR + 2.75%), due 8/31/28 (b)	6,763,603	6,779,301
Rexnord LLC
First Lien Term Loan B
6.471% (1 Month SOFR + 2.00%), due 10/4/28 (b)	1,877,829	1,879,003
		25,812,783
Media 1.2%
Apple Bidco LLC
First Lien Term Loan
6.856% (1 Month SOFR + 2.50%), due 9/23/31 (b)	3,980,000	3,989,238
Cogeco Financing 2 LP
First Lien Term Loan B
6.971% (1 Month SOFR + 2.50%), due 9/1/28 (b)	4,050,851	4,033,128
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.943% (1 Month SOFR + 2.50%), due 6/2/28 (b)	1,344,000	1,340,079
Radiate Holdco LLC
First Lien First Out Term Loan
7.971% (1 Month SOFR + 5.00%), due 9/25/29 (b)	3,218,167	2,782,373
Sinclair Television Group, Inc.
First Lien Term Loan B7
8.556% (1 Month SOFR + 4.10%), due 12/31/30 (b)	1,410,716	1,297,859
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.373% (6 Month SOFR + 3.175%), due 3/31/31 (b)	5,166,667	5,053,646
		18,496,323

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals 1.0%
American Rock Salt Co. LLC (b)
First Lien Initial Term Loan
8.594% (3 Month SOFR + 4.00%), due 6/9/28	$ 3,353,742	$ 2,540,459
First Lien First Out Term Loan
11.594% (3 Month SOFR + 7.00%), due 6/11/28	1,680,500	1,680,500
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
7.106% (1 Month SOFR + 2.75%), due 8/19/30 (b)	2,526,717	2,527,771
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
10.351% (1 Month SOFR + 6.00%), due 12/21/29 (b)	3,196,845	3,260,783
MRC Global (US), Inc.
First Lien Term Loan
7.796% (3 Month SOFR + 3.50%), due 10/29/31 (b)	1,795,500	1,786,522
Zekelman Industries, Inc.
First Lien 2024 Term Loan
6.578% (1 Month SOFR + 2.25%), due 1/24/31 (b)	3,936,646	3,936,646
		15,732,681
Oil & Gas 2.0%
Compass Power Generation LLC
First Lien Tranche Term Loan B4
7.577% (1 Month SOFR + 3.25%), due 4/16/29 (b)	1,886,083	1,891,977
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
8.046% (3 Month SOFR + 3.75%), due 6/22/29 (b)	2,730,000	2,732,274
Fleet Midco I Ltd.
First Lien Term Loan B2
6.805% (6 Month SOFR + 2.50%), due 2/21/31 (b)	6,351,173	6,359,112
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
6.286% (3 Month SOFR + 2.00%), due 10/4/30 (b)	1,351,218	1,349,529
Hilcorp Energy I LP
First Lien Initial Term Loan
6.343% (1 Month SOFR + 2.00%), due 2/6/30 (b)	3,420,000	3,422,137
NGL Energy Operating LLC
First Lien Initial Term Loan
8.106% (1 Month SOFR + 3.75%), due 2/3/31 (b)	790,000	787,531
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
6.603% (1 Month SOFR + 2.25%), due 10/5/28 (b)	3,823,727	3,829,302
Prairie Acquiror LP
First Lien Term Loan B4
8.105% (1 Month SOFR + 3.75%), due 8/1/29 (b)	3,201,531	3,217,539
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.606% (1 Month SOFR + 3.25%), due 11/17/28 (b)	4,825,000	4,835,051

	Principal Amount	Value
Loan Assignments
Oil & Gas
Traverse Midstream Partners LLC
First Lien Advance Term Loan
7.308% (3 Month SOFR + 3.00%), due 2/16/28 (b)	$ 2,890,791	$ 2,894,405
		31,318,857
Packaging 0.6%
Berlin Packaging LLC
First Lien 2025 Replacement Term Loan 7.541% - 7.604%
(3 Month SOFR + 3.25%), due 6/9/31 (b)	6,082,018	6,092,334
LABL, Inc.
First Lien Term Loan B
9.456% (1 Month SOFR + 5.00%), due 10/30/28 (b)	3,101,644	2,801,172
		8,893,506
Personal & Nondurable Consumer Products 1.5%
ABG Intermediate Holdings 2 LLC (b)
First Lien Term Loan B1
6.606% (1 Month SOFR + 2.25%), due 12/21/28	6,896,048	6,886,194
First Lien 2025 Delayed Draw Term Loan
6.606% (1 Month SOFR + 2.25%), due 2/13/32	1,596,000	1,591,345
Foundation Building Materials, Inc.
First Lien Initial Term Loan
7.791% (3 Month SOFR + 3.25%), due 1/31/28 (b)	5,019,443	4,898,440
First Lien Term Loan
8.308%, due 1/29/31	3,558,341	3,429,351
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
7.546% (3 Month SOFR + 3.25%), due 1/16/32 (b)	3,384,566	3,378,924
Leslie's Poolmart, Inc.
First Lien Term Loan B
7.221% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,978,814	945,192
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
6.356% (1 Month SOFR + 2.00%), due 4/20/29 (b)	2,071,001	2,076,178
		23,205,624
Personal & Nondurable Consumer Products (Manufacturing Only) 0.8%
American Builders & Contractors Supply Co., Inc.
First Lien Term Loan B
6.106% (1 Month SOFR + 1.75%), due 1/31/31 (b)	2,600,211	2,605,573
SRAM LLC
First Lien Initial Term Loan
6.356% (1 Month SOFR + 2.00%), due 2/27/32 (b)	4,396,635	4,374,651
Varsity Brands, Inc.
First Lien Term Loan B
7.58% (3 Month SOFR + 3.25%), due 8/26/31 (b)	5,386,500	5,398,286
		12,378,510

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services 0.7%
Aramark Services, Inc.
First Lien Term Loan B7
6.356% (1 Month SOFR + 2.00%), due 4/6/28 (b)	$ 2,551,889	$ 2,552,527
IRB Holding Corp.
First Lien 2024 Second Replacement Term Loan B
6.856% (1 Month SOFR + 2.50%), due 12/15/27 (b)	6,551,281	6,547,592
KFC Holding Co.
First Lien 2021 Term Loan B
6.214% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,122,859	2,132,811
		11,232,930
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
9.29% (3 Month SOFR + 4.75%), due 7/6/28 (b)	3,965,529	3,608,631
Retail 0.4%
Great Outdoors Group LLC
First Lien Term Loan B
7.606% (1 Month SOFR + 3.25%), due 1/23/32 (b)	5,940,067	5,937,097
Retail Store 1.0%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
6.606% (1 Month SOFR + 2.25%), due 6/11/31 (b)	3,402,519	3,326,908
PetSmart LLC
First Lien Initial Term Loan
8.206% (1 Month SOFR + 3.75%), due 2/11/28 (b)	3,340,274	3,333,317
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
7.577% (1 Month SOFR + 3.25%), due 10/19/29 (b)	9,306,201	9,288,221
		15,948,446
Services: Business 4.9%
CHG Healthcare Services, Inc.
First Lien Amendment No. 7 Refinancing Term Loan 7.046% - 7.104%
(3 Month SOFR + 2.75%), due 9/29/28 (b)	5,976,134	5,974,890
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.606% (1 Month SOFR + 2.25%), due 9/29/31 (b)	3,212,788	3,192,709
Beach Acquisition Bidco LLC
First Lien Term Loan B
7.316% (1 Year SOFR + 3.25%), due 6/25/32 (b)	4,400,000	4,425,665
Brown Group Holding LLC (b)
First Lien Incremental Term Loan B2 6.78% - 6.833%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31	1,184,758	1,186,608
First Lien Initial Term Loan
6.856% (1 Month SOFR + 2.50%), due 7/1/31	4,778,055	4,780,616

	Principal Amount	Value
Loan Assignments
Services: Business
ConnectWise LLC
First Lien Initial Term Loan
8.057% (3 Month SOFR + 3.50%), due 9/29/28 (b)	$ 3,869,897	$ 3,879,572
Examworks Bidco, Inc.
First Lien Term Loan
7.106% (1 Month SOFR + 2.75%), due 11/1/28 (b)	5,948,147	5,958,770
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
8.058% (1 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	347,843
Grant Thornton Advisors LLC (b)
First Lien 2025 Incremental Term Loan
6.856% (1 Month SOFR + 2.50%), due 6/2/31	2,732,441	2,733,581
First Lien 2025-2 Incremental Term Loan
7.106% (1 Month SOFR + 2.75%), due 6/2/31	1,350,000	1,350,844
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.296% (3 Month SOFR + 2.00%), due 7/3/28 (b)	776,297	780,286
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.646% (3 Month SOFR + 4.25%), due 8/21/28 (b)	4,577,000	4,439,690
Mitchell International, Inc.
First Lien Initial Term Loan
7.606% (1 Month SOFR + 3.25%), due 6/17/31 (b)	4,962,500	4,964,048
MPH Acquisition Holdings LLC (b)
First Lien Exchange First Out Term Loan
8.058% (3 Month SOFR + 3.75%), due 12/31/30	305,797	304,268
First Lien Second Out Term Loan
9.17% (3 Month SOFR + 4.60%), due 12/31/30	2,534,865	2,259,198
Orion US Finco
First Lien Term Loan
7.325% (1 Year SOFR + 3.50%), due 5/21/32 (b)	5,000,000	5,023,125
OVG Business Services LLC
First Lien Initial Term Loan
7.356% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,357,187	2,339,509
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.796% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,294,250	2,196,744
PRA Health Sciences, Inc.
First Lien Term Loan B
6.296% (3 Month SOFR + 2.00%), due 7/3/28 (b)	193,415	194,409
Project Boost Purchaser LLC
First Lien Initial Term Loan
7.068% (3 Month SOFR + 3.00%), due 7/16/31 (b)	5,769,895	5,772,987
Prometric Holdings, Inc.
First Lien Initial Term Loan
8.077% (1 Month SOFR + 3.75%), due 6/25/32 (b)	2,700,000	2,715,188

	Principal Amount	Value
Loan Assignments
Services: Business
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
7.606% (1 Month SOFR + 3.25%), due 11/19/31 (b)	$ 2,234,399	$ 2,233,999
Ryan LLC
First Lien Term Loan
7.856% (1 Month SOFR + 3.50%), due 11/14/30 (b)	3,334,214	3,332,130
Soliant Lower Intermediate LLC
First Lien Initial Term Loan
8.002% (3 Month SOFR + 3.75%), due 7/18/31 (b)	981,996	973,404
Vestis Corp.
First Lien Term Loan B1
6.58% (3 Month SOFR + 2.25%), due 2/24/31 (b)	2,161,250	2,056,790
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
6.356% (1 Month SOFR + 2.00%), due 11/5/29 (b)	2,698,698	2,690,265
		76,107,138
Services: Consumer 0.7%
Nielsen Consumer LLC
First Lien Eleventh Amendment Dollar Refinancing Term Loan
7.606% (1 Month SOFR + 3.25%), due 3/6/28 (b)	8,391,651	8,396,895
Planet US Buyer LLC
First Lien Term Loan
7.33% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,477,482	2,488,321
		10,885,216
Software 5.0%
ECI Macola/Max Holding LLC
First Lien 2025 Repricing Term Loan
7.068% (3 Month SOFR + 2.75%), due 5/9/30 (b)	3,343,964	3,350,930
VS Buyer LLC
First Lien 2025-1 Initial Term Loans
6.56% (3 Month SOFR + 2.25%), due 4/14/31 (b)	3,545,140	3,549,572
Cloud Software Group, Inc. (b)
First Lien Initial Dollar Facility Term Loan B
7.796% (3 Month SOFR + 3.50%), due 3/30/29	5,585,720	5,594,444
First Lien Incremental Term Loan B
8.046% (3 Month SOFR + 3.75%), due 3/21/31	2,239,629	2,246,803
Cloudera, Inc.
First Lien Initial Term Loan
8.206% (1 Month SOFR + 3.75%), due 10/9/28 (b)	2,455,471	2,352,137
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.221% (1 Month SOFR + 3.75%), due 10/16/28 (b)	2,532,376	2,389,930
Cotiviti, Inc. (b)
First Lien New Term Loan B
7.079% (1 Month SOFR + 2.75%), due 5/1/31	5,740,124	5,725,773

	Principal Amount	Value
Loan Assignments
Software
Cotiviti, Inc. (b)
First Lien Amendment No. 2 Term Loan
7.104% (1 Month SOFR + 2.75%), due 3/26/32	$ 3,750,000	$ 3,740,625
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
7.074% (3 Month SOFR + 2.75%), due 11/30/29 (b)	1,272,889	1,269,479
DS Admiral Bidco LLC
First Lien Initial Term Loan
8.546% (3 Month SOFR + 4.25%), due 6/26/31 (b)	2,977,282	2,960,535
Ellucian Holdings, Inc.
First Lien Term Loan B1
7.077% (1 Month SOFR + 2.75%), due 10/9/29 (b)	3,268,765	3,270,399
Gen Digital, Inc.
First Lien Term Loan B
6.106% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,264,648	3,260,568
Informatica LLC
First Lien Term Loan B
6.606% (1 Month SOFR + 2.25%), due 10/27/28 (b)	3,661,598	3,673,040
Isolved, Inc.
First Lien Term Loan B3
7.066% (1 Month SOFR + 2.75%), due 10/14/30 (b)	580,908	582,118
McAfee Corp.
First Lien Tranche Term Loan B1
7.327% (1 Month SOFR + 3.00%), due 3/1/29 (b)	6,873,561	6,590,026
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.908% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,926,535	1,335,730
Opal LLC
First Lien Facility Term Loan B2
7.435% (6 Month SOFR + 3.25%), due 4/23/32 (b)	7,000,000	7,026,250
Sovos Compliance LLC
First Lien Amendment No. 2 Replacement Term Loan
8.356% (1 Month SOFR + 4.00%), due 8/13/29 (b)	2,880,401	2,881,842
Starlight Parent LLC
First Lien Initial Term Loan
8.34% (1 Month SOFR + 4.00%), due 4/16/32 (b)	5,250,000	5,184,375
UKG, Inc.
First Lien Initial Term Loan
7.32% (3 Month SOFR + 3.00%), due 2/10/31 (b)	8,751,677	8,751,677
Vision Solutions, Inc.
First Lien New Term Loan B
8.57% (3 Month SOFR + 4.00%), due 4/24/28 (b)	2,696,661	2,604,808
		78,341,061
Telecommunications 2.6%
WS Audiology A/S
First Lien Facility Term Loan B8
7.81% (3 Month SOFR + 3.50%), due 2/28/29 (b)	3,000,000	3,018,750

	Principal Amount	Value
Loan Assignments
Telecommunications
Avaya, Inc.
First Lien Exit Term Loan
11.856% (1 Month SOFR + 7.50%), due 8/1/28 (b)	$ 423,420	$ 330,268
Azalea Topco, Inc.
First Lien 2025 Refinancing Term Loan
7.356% (1 Month SOFR + 3.00%), due 4/30/31 (b)	3,544,643	3,541,793
Cablevision Lightpath LLC
First Lien 2025 Refinancing Term Loan
7.342% (1 Month SOFR + 3.00%), due 11/30/27 (b)	3,940,381	3,942,844
Connect Finco SARL
First Lien First Amendment Term Loan
7.856% (1 Month SOFR + 3.50%), due 12/11/26 (b)	1,117,801	1,115,006
CSC Holdings LLC
First Lien Term Loan B5
9.00% (PRIME + 1.50%), due 4/15/27 (b)	4,317,011	4,249,061
Cushman & Wakefield US Borrower LLC
First Lien 2025-1 Term Loan
7.106% (1 Month SOFR + 2.75%), due 1/31/30 (b)	4,075,366	4,090,648
First Lien 2025-2 Term Loan
7.106%, due 1/31/30	197,396	198,383
Frontier Communications Holdings LLC
First Lien Initial Term Loan
6.792% (6 Month SOFR + 2.50%), due 7/1/31 (b)	3,283,520	3,275,312
Gogo Intermediate Holdings LLC
First Lien Initial Term Loan
8.221% (1 Month SOFR + 3.75%), due 5/1/28 (b)	5,368,927	5,320,607
Level 3 Financing, Inc.
First Lien Commitment Term Loan B3
8.606% (1 Month SOFR + 4.25%), due 3/29/32 (b)	1,400,000	1,405,600
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
6.821% (1 Month SOFR + 2.35%), due 4/16/29	1,445,948	1,436,911
First Lien Term Loan B2
6.821% (1 Month SOFR + 2.35%), due 4/15/30	1,445,948	1,436,007
Zayo Group Holdings, Inc. (b)
First Lien Initial Dollar Term Loan
7.471% (1 Month SOFR + 3.00%), due 3/9/27	6,075,109	5,865,518
First Lien 2022 Incremental Term Loan
8.531% (1 Month SOFR + 4.175%), due 3/9/27	992,308	959,231
		40,185,939
Utilities 0.6%
Astoria Energy LLC
First Lien Advance Term Loan B
7.071% (1 Month SOFR + 2.75%), due 6/16/32 (b)	2,566,667	2,573,083
Edgewater Generation LLC
First Lien 2025 Refinancing Term Loan
7.356% (1 Month SOFR + 3.00%), due 8/1/30 (b)	4,002,872	4,015,382

	Principal Amount	Value
Loan Assignments
Utilities
Hamilton Projects Acquiror LLC
First Lien Initial Term Loan
6.856% (1 Month SOFR + 2.50%), due 5/30/31 (b)	$ 2,558,036	$ 2,561,233
		9,149,698
Water 0.5%
AI Aqua Merger Sub, Inc.
First Lien 2025 Refinancing Term Loan B
7.322% (1 Month SOFR + 3.00%), due 7/31/28 (b)	7,687,602	7,679,369
Total Loan Assignments (Cost $1,347,247,004)		1,334,293,406
Total Long-Term Bonds (Cost $1,546,990,497)		1,534,906,574

	Shares

Affiliated Investment Company 0.4%
Fixed Income Fund 0.4%
NYLI MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,775,924
Total Affiliated Investment Company (Cost $7,308,299)		6,775,924
Common Stocks 0.2%
Automobile Components 0.0% ‡
Millennium Corporate Trust (d)(e)(f)	4,973	—
Millennium Industries Corp. (d)(e)(f)	5,298	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (d)(e)(f)	40,688	274,644
Hotels, Restaurants & Leisure 0.1%
Aimbridge Acquisition Co., Inc. (d)(e)(f)	28,438	1,834,251
Machinery 0.0% ‡
Ameriforge Group, Inc. (d)(e)(f)	60,753	2,430
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc. (f)	11,878	668,613
Total Common Stocks (Cost $4,878,440)		2,779,938

	Number of Warrants	Value

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(e)(f)(g)	26	$ 0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 4.4%
U.S. Treasury Debt 4.4%
U.S. Treasury Bills (h)
3.92%, due 8/12/25	$ 2,876,000	2,872,243
4.276%, due 9/16/25	3,721,000	3,700,712
4.279%, due 9/4/25	8,998,000	8,961,654
4.286%, due 9/23/25	50,129,000	49,812,578
4.293%, due 8/26/25	2,840,000	2,831,523
Total Short-Term Investments (Cost $68,181,236)		68,178,710
Total Investments (Cost $1,627,358,472)	103.9%	1,612,641,146
Other Assets, Less Liabilities	(3.9)	(60,819,264)
Net Assets	100.0%	$ 1,551,821,882

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2025.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Illiquid security—As of July 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $3,515,325, which represented 0.2% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Non-income producing security.
(g)	Less than $1.
(h)	Interest rate shown represents yield to maturity.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 6,782	$ —	$ —	$ —	$ (6)	$ 6,776	$ 315	$ —	1,299
Abbreviation(s):
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 45,542,303	$ —	$ 45,542,303
Corporate Bonds	—	155,070,865	—	155,070,865
Loan Assignments	—	1,332,889,406	1,404,000	1,334,293,406
Total Long-Term Bonds	—	1,533,502,574	1,404,000	1,534,906,574
Affiliated Investment Company
Fixed Income Fund	6,775,924	—	—	6,775,924
Common Stocks	668,613	—	2,111,325	2,779,938
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	68,178,710	—	68,178,710
Total Investments in Securities	$ 7,444,537	$ 1,601,681,284	$ 3,515,325	$ 1,612,641,146

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

NYLI Growth Allocation Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.2%
Equity Funds 78.6%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,496,084	$ 29,427,086
NYLI Candriam International Equity ETF (a)	899,747	29,103,396
NYLI Candriam U.S. Large Cap Equity ETF (a)	967,282	48,227,036
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,404,188	46,151,447
NYLI Epoch Capital Growth Fund Class I	184,191	2,907,756
NYLI Epoch International Choice Fund Class I (a)	721,573	31,762,410
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	2,045,904	45,993,156
NYLI Fiera SMID Growth Fund Class R6 (a)	2,768,705	46,445,297
NYLI FTSE International Equity Currency Neutral ETF	565,478	16,653,327
NYLI MacKay Convertible Fund Class I	834,634	16,732,733
NYLI PineStone International Equity Fund Class R6 (a)	1,423,731	23,896,611
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,334,971	46,367,622
NYLI Winslow Large Cap Growth ETF (a)	836,606	44,028,650
NYLI Winslow Large Cap Growth Fund Class R6	246,120	3,336,028
NYLI WMC Enduring Capital Fund Class R6 (a)	1,148,084	45,556,080
NYLI WMC Growth Fund Class R6 (a)	845,365	47,983,744
NYLI WMC International Research Equity Fund Class I (a)	3,486,073	31,721,172
NYLI WMC Small Companies Fund Class I (a)	1,728,928	44,873,632
NYLI WMC Value Fund Class R6 (a)	1,384,577	46,240,154
Total Equity Funds (Cost $482,905,386)		647,407,337
Fixed Income Funds 11.6%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	2,122,556	16,753,972
NYLI Floating Rate Fund Class R6 (a)	2,359,215	20,783,500
NYLI MacKay Core Plus Bond ETF	331,631	6,995,889
NYLI MacKay High Income ETF (a)	410,726	10,828,791
NYLI MacKay High Yield Corporate Bond Fund Class R6	2,077,206	10,795,445
NYLI MacKay Securitized Income ETF	210,132	5,428,592
NYLI MacKay Short Duration High Income Fund Class I	349,470	3,322,412
NYLI MacKay Total Return Bond Fund Class R6	767,298	7,017,474
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	718,637	5,467,243
NYLI Short Term Bond Fund Class I (a)	908,828	8,294,780
Total Fixed Income Funds (Cost $92,925,894)		95,688,098
Total Affiliated Investment Companies (Cost $575,831,280)		743,095,435

	Shares	Value
Short-Term Investment 9.5%
Affiliated Investment Company 9.5%
NYLI U.S. Government Liquidity Fund, 4.215% (a)(b)	78,594,803	$ 78,594,803
Total Short-Term Investment (Cost $78,594,803)	9.5%	78,594,803
Total Investments (Cost $654,426,083)	99.7%	821,690,238
Other Assets, Less Liabilities	0.3	2,543,580
Net Assets	100.0%	$ 824,233,818

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 9,801	$ —	$ (9,570)	$ 1,822	$ (2,053)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Debt Fund Class I	—	18,001	(1,403)	(7)	163	16,754	466	—	2,123
NYLI Candriam Emerging Markets Equity Fund Class R6	29,110	1,761	(4,622)	362	2,816	29,427	203	—	2,496
NYLI Candriam International Equity ETF	27,291	4,410	(5,322)	159	2,565	29,103	664	—	900
NYLI Candriam U.S. Large Cap Equity ETF	47,070	653	(2,308)	106	2,706	48,227	406	—	967
NYLI Candriam U.S. Mid Cap Equity ETF	47,903	1,764	(4,039)	244	279	46,151	427	—	1,404
NYLI CBRE NextGen Real Estate ETF	3,285	—	(3,241)	249	(293)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	2,947	134	(232)	9	50	2,908	18	117	184
NYLI Epoch International Choice Fund Class I	27,979	5,763	(4,838)	—(a)	2,858	31,762	470	—	722
NYLI Epoch U.S. Equity Yield Fund Class R6	46,826	4,806	(3,665)	(196)	(1,778)	45,993	913	3,437	2,046
NYLI Fiera SMID Growth Fund Class R6	47,945	6,215	(7,345)	14	(384)	46,445	—	1,300	2,769
NYLI Floating Rate Fund Class R6	21,541	2,084	(2,660)	(80)	(101)	20,784	1,136	—	2,359
NYLI FTSE International Equity Currency Neutral ETF	16,690	856	(2,522)	543	1,086	16,653	402	8	565
NYLI MacKay Convertible Fund Class I	17,035	899	(1,755)	28	526	16,733	529	310	835
NYLI MacKay Core Plus Bond ETF (b)	7,190	530	(701)	—(a)	(23)	6,996	284	—	332
NYLI MacKay High Income ETF (c)	11,136	685	(827)	(21)	(144)	10,829	595	150	411
NYLI MacKay High Yield Corporate Bond Fund Class R6	11,155	932	(1,278)	(1)	(13)	10,795	516	—	2,077
NYLI MacKay Securitized Income ETF	5,563	440	(571)	(3)	—(a)	5,429	232	12	210
NYLI MacKay Short Duration High Income Fund Class I	20,633	659	(18,009)	193	(154)	3,322	428	—	349
NYLI MacKay Total Return Bond Fund Class R6	7,182	669	(837)	4	(1)	7,017	276	—	767
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	5,575	513	(653)	(3)	35	5,467	188	—	719
NYLI PineStone International Equity Fund Class R6	23,968	6,257	(6,094)	95	(329)	23,897	176	—	1,424
NYLI PineStone U.S. Equity Fund Class R6	45,962	2,489	(3,609)	(108)	1,634	46,368	270	460	2,335
NYLI Short Term Bond Fund Class I	8,569	815	(1,100)	(3)	14	8,295	282	—	909

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 84,048	$ 114,814	$ (120,267)	$ —	$ —	$ 78,595	$ 2,547	$ —	78,595
NYLI Winslow Large Cap Growth ETF	22,904	15,602	—	—	5,523	44,029	—	370	837
NYLI Winslow Large Cap Growth Fund Class R6	24,686	3,430	(23,981)	9,102	(9,901)	3,336	—	3,430	246
NYLI WMC Enduring Capital Fund Class R6	45,984	3,293	(4,601)	112	768	45,556	262	—	1,148
NYLI WMC Growth Fund Class R6	46,478	2,507	(6,775)	747	5,027	47,984	—	1,781	845
NYLI WMC International Research Equity Fund Class I	29,835	3,353	(5,759)	271	4,021	31,721	544	—	3,486
NYLI WMC Small Companies Fund Class I	47,843	3,988	(8,590)	936	697	44,874	178	—	1,729
NYLI WMC Value Fund Class R6	47,011	2,461	(2,564)	(109)	(559)	46,240	749	1,566	1,385
	$841,145	$210,783	$(259,738)	$14,465	$15,035	$821,690	$13,161	$12,941

(a)	Less than $500.
(b)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(c)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	35,989	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.47%	12/1/25	Daily	13,926	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.00%	12/1/25	Daily	(16,471)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	16,411	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF minus 0.13% - plus 0.13%	6/18/26	Daily	(12,808)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(35,850)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(7,739)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	8,266	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	41,095	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of July 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	3,442	451,356	—	1.25
Advanced Micro Devices Inc.	4,712	617,831	—	1.72
Alphabet Inc.	4,052	531,354	—	1.48
Amazon.com Inc.	3,936	516,129	—	1.43
Amdocs Ltd.	3,447	451,947	—	1.26
American Tower Corp.	3,471	455,061	—	1.26
Amphenol Corp.	3,994	523,700	—	1.46
Applied Materials Inc.	3,634	476,514	—	1.32
AppLovin Corp.	4,062	532,644	—	1.48
Arista Networks Inc.	4,488	588,410	—	1.64
Astera Labs Inc.	5,654	741,306	—	2.06
Autodesk Inc.	3,603	472,451	—	1.31
Automatic Data Processing Inc.	3,684	483,083	—	1.34
Best Buy Co Inc.	3,518	461,233	—	1.28
Booking Holdings Inc.	3,520	461,601	—	1.28

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
CCC Intelligent Solutions Holdings Inc.	3,828	501,962	—	1.39
Ciena Corp.	4,258	558,306	—	1.55
Cognex Corp.	4,713	617,964	—	1.72
Cognizant Technology Solutions Corp.	3,373	442,211	—	1.23
Coherent Corp.	4,494	589,203	—	1.64
Comcast Corp.	3,414	447,597	—	1.24
Corning Inc.	4,449	583,344	—	1.62
Corteva Inc.	3,560	466,764	—	1.30
Crown Castle Inc.	3,769	494,194	—	1.37
Dell Technologies Inc.	4,015	526,425	—	1.46
Docusign Inc.	3,606	472,874	—	1.31
DoorDash Inc.	3,720	487,819	—	1.36
Eaton Corp Plc	3,981	522,010	—	1.45
eBay Inc.	4,502	590,297	—	1.64
EPAM Systems Inc.	3,303	433,100	—	1.20
ExlService Holdings Inc.	3,632	476,184	—	1.32
Expedia Group Inc.	3,909	512,595	—	1.42
Fidelity National Information Services Inc.	3,583	469,830	—	1.31
Fiserv Inc.	2,981	390,847	—	1.09
GoDaddy Inc.	3,302	432,941	—	1.20
Hims & Hers Health Inc.	4,955	649,752	—	1.81
HP Inc.	3,724	488,272	—	1.36
Informatica Inc.	3,734	489,595	—	1.36
Maplebear Inc.	3,924	514,504	—	1.43
Mastercard Inc.	3,726	488,609	—	1.36
Match Group Inc.	3,992	523,385	—	1.45
McKesson Corp.	3,481	456,412	—	1.27
Micron Technology Inc.	3,276	429,509	—	1.19
MKS Instruments Inc.	3,568	467,843	—	1.30
Monolithic Power Systems Inc.	3,589	470,600	—	1.31
Moody's Corp.	3,809	499,448	—	1.39
MSCI Inc.	3,597	471,652	—	1.31
Nasdaq Inc.	3,971	520,723	—	1.45
NetApp Inc.	3,599	471,865	—	1.31
Northrop Grumman Corp.	4,245	556,566	—	1.55
nVent Electric Plc	3,998	524,202	—	1.46
NVIDIA Corp.	4,201	550,800	—	1.53
PayPal Holdings Inc.	3,413	447,488	—	1.24
Pegasystems Inc.	4,022	527,312	—	1.47
Pinterest Inc.	3,975	521,242	—	1.45
PTC Inc.	4,605	603,756	—	1.68
Q2 Holdings, Inc.	3,207	420,472	—	1.17
QUALCOMM Inc.	3,415	447,820	—	1.24
Reddit Inc.	3,954	518,442	—	1.44
S&P Global Inc.	3,860	506,066	—	1.41
Salesforce Inc.	3,510	460,284	—	1.28
SBA Communications Corp.	3,524	462,079	—	1.28
Seagate Technology Holdings Plc	4,015	526,506	—	1.46
SS&C Technologies Holdings Inc.	3,806	499,103	—	1.39
Uber Technologies Inc.	3,485	456,890	—	1.27
Upstart Holdings Inc.	4,713	617,928	—	1.72
Vertiv Holdings Co.	4,233	555,042	—	1.54
Visa Inc.	3,605	472,722	—	1.31
Western Digital Corp.	4,588	601,546	—	1.67
Zebra Technologies Corp.	4,026	527,844	—	1.47
Zoom Communications Inc.	3,517	461,140	—	1.28

1.	As of July 31, 2025, cash in the amount $2,650,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 647,407,337	$ —	$ —	$ 647,407,337
Fixed Income Funds	95,688,098	—	—	95,688,098
Total Affiliated Investment Companies	743,095,435	—	—	743,095,435
Short-Term Investment
Affiliated Investment Company	78,594,803	—	—	78,594,803
Total Investments in Securities	$ 821,690,238	$ —	$ —	$ 821,690,238

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI MacKay Arizona Muni Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 100.3%
Long-Term Municipal Bonds 99.3%
Education 10.7%
Arizona Board of Regents, Revenue Bonds
Series A, Insured: BAM
3.125%, due 8/1/39	$ 1,000,000	$ 848,742
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,047,769
Series A
5.00%, due 11/1/29	1,000,000	1,061,625
Series A
5.00%, due 11/1/49	1,335,000	1,263,019
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds
5.00%, due 7/1/49 (a)	175,000	150,160
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
3.75%, due 12/15/29 (a)	355,000	350,198
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/41	1,225,000	1,209,118
Series A
5.00%, due 7/1/44	3,240,000	3,129,232
Series A
5.00%, due 7/1/46	500,000	488,929
Maricopa County Industrial Development Authority, Creighton University Project, Revenue Bonds
5.00%, due 7/1/47	2,500,000	2,455,740
Maricopa County Industrial Development Authority, Legacy Traditional School Obligated Group, Revenue Bonds
Insured: SD CRED PROG
4.00%, due 7/1/33	700,000	693,176
Student & Academic Services LLC, Northern Arizona Capital Facilities Finance Corp., Revenue Bonds
Insured: BAM
5.00%, due 6/1/43	2,050,000	2,091,128
		14,788,836
General 1.9%
Buckeye Jackrabbit Trail Sanitary Sewer Improvement District, Special Assessment
6.25%, due 1/1/29	96,000	97,233
City of Goodyear, McDowell Road Commercial Corridor Improvement District, Special Assessment
Insured: BAM
3.25%, due 1/1/27	805,000	811,344
City of Tempe, Pier at Town Lake Improvement District, Special Assessment
5.00%, due 1/1/29	1,000,000	1,001,601
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,023,142	645,859
		2,556,037
General Obligation 26.5%
City of Buckeye, Unlimited General Obligation
5.00%, due 7/1/37	750,000	826,082

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Buckeye, Unlimited General Obligation
5.00%, due 7/1/38	$ 1,000,000	$ 1,088,845
5.00%, due 7/1/41	1,085,000	1,146,682
City of Glendale, Unlimited General Obligation
5.00%, due 7/1/41	1,250,000	1,322,769
City of Goodyear, Unlimited General Obligation
3.00%, due 7/1/40	2,000,000	1,659,612
City of Lake Havasu City, Wastewater System, Limited General Obligation, Senior Lien
5.00%, due 7/1/42	1,200,000	1,258,930
City of Lake Havasu City, Wastewater System, Unlimited General Obligation, Senior Lien
5.00%, due 7/1/31	375,000	418,899
5.00%, due 7/1/39	1,300,000	1,405,081
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/43	1,500,000	1,561,425
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/35	1,250,000	1,024,803
2.00%, due 7/15/36	3,235,000	2,566,477
2.00%, due 7/15/39	2,000,000	1,428,827
Series A
3.375%, due 7/15/32	1,180,000	1,177,162
City of Tempe, Unlimited General Obligation
5.00%, due 7/1/44	1,750,000	1,816,518
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,329,857	827,836
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,705,000	1,487,185
Estrella Mountain Ranch Community Facilities District, Unlimited General Obligation
Insured: AG
5.00%, due 7/15/32	155,000	160,649
Goodyear Community Facilities Utilities District No. 1, Limited General Obligation
4.00%, due 7/15/28	500,000	500,342
Maricopa County Elementary School District No. 59, Unlimited General Obligation
5.00%, due 7/1/26	1,120,000	1,144,639
Maricopa County Special Health Care District, Maricopa Integrated Health System, Unlimited General Obligation
Series C
5.00%, due 7/1/32	3,000,000	3,143,403
Series C
5.00%, due 7/1/34	1,500,000	1,557,334
Maricopa County Unified School District No. 48, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 7/1/34	2,350,000	2,178,012
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	2,500,000	2,830,201
Maricopa County Union High School District No. 216, Agua Fria, Project of 2023 and 2024, Unlimited General Obligation
5.00%, due 7/1/33	500,000	567,529
5.00%, due 7/1/44	1,000,000	1,027,642

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Mystic Lake Pleasant Heights Community Facilities District, Unlimited General Obligation
Insured: BAM
3.00%, due 7/15/28	$ 295,000	$ 294,840
Pima County Unified School District No. 1, Tucson, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 7/1/42	1,100,000	1,141,920
Yuma County Library District, Limited General Obligation
4.00%, due 7/1/29	1,000,000	1,000,911
		36,564,555
Hospital 6.5%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A, Insured: BAM
3.00%, due 2/1/45	1,000,000	738,163
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo/Brooks Rehabilitation Facility, Revenue Bonds
Series A
5.00%, due 10/31/44	2,000,000	2,026,701
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
5.00%, due 1/1/32	1,520,000	1,557,505
Series A-1
5.00%, due 1/1/53 (b)	2,000,000	2,027,670
Maricopa County Industrial Development Authority, HonorHealth Obligated Group, Revenue Bonds
Series D
5.00%, due 12/1/45	2,695,000	2,651,039
		9,001,078
Housing 0.5%
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/42	750,000	726,372
Other Revenue 46.4%
Arizona Industrial Development Authority, Revenue Bonds
Insured: FNMA
2.12%, due 7/1/37	4,611,676	3,553,098
Series A, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/40	1,000,000	990,244
Arizona Industrial Development Authority, Ironwood Ranch Apartments LP, Revenue Bonds
5.00%, due 2/1/58 (b)	2,000,000	2,041,356
Arizona Industrial Development Authority, Senior Living Project, Revenue Bonds, Second Tier
Series B
5.125%, due 1/1/59	3,163,712	2,437,006
Arizona Industrial Development Authority, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/55	1,000,000	1,111,308

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	$ 1,350,000	$ 1,409,266
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(c)
Series 1
5.00%, due 9/1/42	500,000	508,635
Series 2
5.00%, due 9/1/52	5,805,000	5,905,905
City of Buckeye, Excise Tax, Revenue Bonds
4.00%, due 7/1/36	400,000	400,758
City of Cottonwood, Pledged, Revenue Bonds
Insured: AG
5.00%, due 7/1/30	500,000	500,768
City of Flagstaff, Pledged, Revenue Bonds
4.25%, due 7/1/33	1,395,000	1,407,828
City of Glendale, Revenue Bonds, Senior Lien
5.00%, due 7/1/32	500,000	563,368
5.00%, due 7/1/33	600,000	679,233
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/1/36	1,000,000	1,109,481
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/33 (c)	1,300,000	1,350,702
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/26 (c)	3,825,000	3,896,905
County of Pinal, Revenue Bonds
Insured: BAM
5.00%, due 8/1/34	250,000	282,654
Insured: BAM
5.00%, due 8/1/43	1,000,000	1,035,551
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	214,456	206,233
Greater Arizona Development Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/28	305,000	305,000
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase I Project, Revenue Bonds
3.10%, due 2/1/59 (b)	2,500,000	2,502,807
Industrial Development Authority of the County of Pima (The), Revenue Bonds
Series D-1, Insured: GNMA
5.50%, due 7/1/55	2,000,000	2,165,488
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/56	1,000,000	1,104,892
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,000,000	2,226,760

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series A, Insured: GNMA
6.50%, due 3/1/55	$ 1,055,000	$ 1,178,955
Maricopa County & Phoenix Industrial Development Authorities, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 3/1/56	1,500,000	1,647,836
Maricopa County Pollution Control Corp., Southern California Edison Co., Revenue Bonds
Series A
2.40%, due 6/1/35	3,200,000	2,570,087
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,600,000	1,597,386
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (b)	1,400,000	1,460,284
Nogales Municipal Development Authority, Inc., City of Nogales, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	2,000,000	1,937,063
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds
Series A
5.50%, due 10/1/33 (a)(c)(d)	1,500,000	1,544,477
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,248,000	1,161,627
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	547,000	517,344
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/44	2,000,000	2,073,095
Salt Verde Financial Corp., Revenue Bonds
Series 1
5.25%, due 12/1/28	3,000,000	3,161,146
State of Arizona, State of Arizona Department of Revenue, Revenue Bonds
Series B, Insured: BHAC-CR
5.50%, due 7/1/27 (d)	2,000,000	2,113,230
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/31 (e)	1,000,000	1,077,426
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	800,000	769,489
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (b)	1,350,000	1,437,188
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	2,000,000	2,171,727
		64,113,606

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation 0.8%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/34 (c)	$ 100,000	$ 104,124
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/28 (c)	1,000,000	1,059,214
		1,163,338
Utility 2.2%
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	3,465,000	2,995,308
Water & Sewer 3.8%
City of Glendale, Water & Sewer, Revenue Bonds, Senior Lien
5.00%, due 7/1/34	650,000	732,122
5.00%, due 7/1/35	375,000	421,198
5.00%, due 7/1/38	875,000	950,489
5.00%, due 7/1/41	1,480,000	1,561,689
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AG
5.00%, due 7/1/42	1,500,000	1,563,851
		5,229,349
Total Long-Term Municipal Bonds (Cost $138,387,296)		137,138,479
Short-Term Municipal Notes 1.0%
Hospital 1.0%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series C
2.80%, due 1/1/46 (f)	740,000	740,000
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
2.75%, due 2/1/48 (f)	250,000	250,000
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo Clinic, Revenue Bonds
Series B
2.15%, due 11/15/52 (f)	300,000	300,000
		1,290,000
Total Short-Term Municipal Notes (Cost $1,290,000)		1,290,000
Total Municipal Bonds (Cost $139,677,296)		138,428,479

	Shares	Value
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (g)	171,496	$ 171,496
Total Short-Term Investment (Cost $171,496)		171,496
Total Investments (Cost $139,848,792)	100.4%	138,599,975
Other Assets, Less Liabilities	(0.4)	(515,674)
Net Assets	100.0%	$ 138,084,301

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(e)	Delayed delivery security.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2025.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(70)	September 2025	$ (7,871,930)	$ (7,915,469)	$ (43,539)
U.S. Treasury Long Bonds	(15)	September 2025	(1,680,994)	(1,712,812)	(31,818)
Net Unrealized Depreciation					$ (75,357)

1.	As of July 31, 2025, cash in the amount of $234,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
AG—Assured Guaranty
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association
SD CRED PROG—School District Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 137,138,479	$ —	$ 137,138,479
Short-Term Municipal Notes	—	1,290,000	—	1,290,000
Total Municipal Bonds	—	138,428,479	—	138,428,479
Short-Term Investment
Unaffiliated Investment Company	171,496	—	—	171,496
Total Investments in Securities	$ 171,496	$ 138,428,479	$ —	$ 138,599,975
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (75,357)	$ —	$ —	$ (75,357)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay California Muni Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.4%
Long-Term Municipal Bonds 93.1%
Certificate of Participation/Lease 0.5%
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AG
5.25%, due 11/1/52	$ 6,380,000	$ 6,383,825
Education 6.9%
California Educational Facilities Authority, University of Southern California, Revenue Bonds
Series A
5.00%, due 10/1/55	12,500,000	12,735,320
California Educational Facilities Authority, University of the Pacific, Revenue Bonds
Series A
4.25%, due 11/1/50	2,750,000	2,429,426
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series B
3.50%, due 8/1/40	750,000	670,882
Series A
4.00%, due 8/1/40	3,500,000	3,276,849
California Infrastructure & Economic Development Bank, Harvard-Westlake School, Revenue Bonds
5.00%, due 6/1/39	5,000,000	5,448,830
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	2,540,000	2,110,000
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.00%, due 11/1/35 (a)	1,250,000	1,289,480
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (a)
Series A
5.00%, due 5/1/36	1,030,000	1,030,361
Series A
5.00%, due 5/1/46	1,325,000	1,249,757
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/36 (a)	1,300,000	1,241,330
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (a)	1,380,000	1,171,851
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series A
5.00%, due 10/1/44	3,065,000	3,125,044
Series A
5.00%, due 10/1/49	4,440,000	4,482,678
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	1,000,000	1,019,315
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (a)
5.00%, due 8/1/27	475,000	475,255
5.00%, due 8/1/28	650,000	650,329

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (a)
5.00%, due 8/1/46	$ 1,695,000	$ 1,546,115
California School Finance Authority, Classical Academies Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/37	1,485,000	1,493,973
Series A
5.00%, due 10/1/50	3,000,000	2,723,414
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (a)
Series A
4.25%, due 7/1/28	900,000	902,347
Series A
5.00%, due 7/1/46	750,000	695,828
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/37	500,000	500,489
Series A
5.00%, due 7/1/49	500,000	457,054
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (a)	525,000	508,225
California School Finance Authority, Rex & Margaret Fortune School of Education, Revenue Bonds (a)
Series A
5.00%, due 6/1/54	1,350,000	1,175,734
Series A
5.125%, due 6/1/59	1,500,000	1,313,955
California School Finance Authority, Teach Public Schools, Revenue Bonds (a)
Series A
5.00%, due 6/1/39	740,000	707,735
Series A
5.00%, due 6/1/58	600,000	513,289
California State University, Revenue Bonds
Series A
5.00%, due 11/1/34	2,500,000	2,901,896
Series A
5.00%, due 11/1/35	2,000,000	2,317,043
Series A
5.00%, due 11/1/36	2,000,000	2,272,222
Series A
5.00%, due 11/1/42	2,000,000	2,110,837
California State University, Systemwide, Revenue Bonds
Series A
5.50%, due 11/1/55	11,000,000	11,641,795
University of California, Revenue Bonds
Series BS
5.00%, due 5/15/37	8,150,000	8,953,037
		85,141,695

	Principal Amount	Value
Long-Term Municipal Bonds
General 2.1%
California Municipal Finance Authority, Special Tax
Series B
4.00%, due 9/1/43	$ 1,070,000	$ 922,498
Series B
4.00%, due 9/1/50	3,150,000	2,557,762
Series B
5.125%, due 9/1/55	1,725,000	1,631,889
California Statewide Communities Development Authority, Special Assessment
Series A
4.00%, due 9/2/50	1,000,000	795,632
California Statewide Communities Development Authority, Community Facilities District No. 2021-02, Special Tax
5.00%, due 9/1/53	1,000,000	967,663
California Statewide Communities Development Authority, Statewide Community Infrastructure Program, Special Assessment
Series C-1
5.00%, due 9/2/44	3,175,000	3,144,913
Series D
5.50%, due 9/2/53	1,000,000	983,036
City of Palm Desert, University Park, Special Tax
3.00%, due 9/1/31	215,000	204,377
4.00%, due 9/1/41	450,000	404,824
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.25%, due 9/1/55	1,500,000	1,494,660
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	6,349,793	4,008,307
(zero coupon), due 11/1/51	7,020,142	3,852,303
Folsom Ranch Financing Authority, Community Facilities District No. 19, Special Tax
5.00%, due 9/1/39	1,130,000	1,128,369
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AG
5.00%, due 8/1/36	1,645,000	1,706,197
Romoland School District, Community Facilities District No. 2017-1 Improvement Area 2, Special Tax
5.00%, due 9/1/54	1,600,000	1,551,732
Tracy Community Facilities District, Community Facilities District No. 2016-01 Improvement Area No. 2, Special Tax
5.75%, due 9/1/48	1,000,000	1,034,742
		26,388,904
General Obligation 25.1%
Alhambra Unified School District, Unlimited General Obligation
Series B
4.25%, due 8/1/43	2,000,000	1,959,686
Series B
5.25%, due 8/1/48	3,000,000	3,127,781
Alum Rock Union Elementary School District, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/26	3,095,000	3,173,540
Series B, Insured: BAM
5.00%, due 8/1/27	3,575,000	3,755,933

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Alum Rock Union Elementary School District, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/28	$ 2,360,000	$ 2,537,317
Series B, Insured: BAM
5.00%, due 8/1/31	2,240,000	2,515,776
Series A, Insured: BAM
5.00%, due 8/1/38	1,220,000	1,321,596
Anaheim Union High School District, Election os 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/36	2,075,000	2,316,799
Cabrillo Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: AG-CR
5.00%, due 8/1/50	3,150,000	3,177,628
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	1,000,000	737,469
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	281,588
Chaffey Community College District, Election of 2018, Unlimited General Obligation
Series B-1
5.50%, due 6/1/49	7,000,000	7,538,572
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation
Series H
5.00%, due 8/1/49	3,000,000	3,114,212
Series C
5.25%, due 8/1/47	3,500,000	3,535,751
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	1,560,000	1,090,627
2.00%, due 9/1/40	1,590,000	1,075,664
Clovis Unified School District, Election of 2020, Unlimited General Obligation
Series C
4.00%, due 8/1/48	6,385,000	5,587,552
Series B
5.25%, due 8/1/41	1,100,000	1,158,207
Series B
5.25%, due 8/1/42	1,000,000	1,044,915
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	4,518,200	2,812,580
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	10,000,000	9,757,927
Series A-1
4.00%, due 7/1/35	3,350,000	3,197,519
Series A-1
5.625%, due 7/1/27	8,000,000	8,247,306
Series A-1
5.625%, due 7/1/29	2,000,000	2,118,144

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
5.75%, due 7/1/31	$ 1,800,000	$ 1,955,161
Cupertino Union School District, Election of 2024, Unlimited General Obligation
Series A
5.75%, due 8/1/41	1,260,000	1,443,666
Series A
5.75%, due 8/1/45	1,165,000	1,297,420
Series A
5.75%, due 8/1/50	1,500,000	1,651,791
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AG
(zero coupon), due 8/1/41	4,260,000	1,914,999
Desert Community College District, Unlimited General Obligation
4.00%, due 8/1/43	2,000,000	1,859,248
El Monte Union High School District, Election of 2018, Unlimited General Obligation
Series D
5.25%, due 6/1/44	350,000	370,126
Series D
5.25%, due 6/1/45	500,000	526,348
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	3,690,000	2,497,300
Fullerton Joint Union High School District, Election of 2024, Unlimited General Obligation
Series A
4.00%, due 8/1/43	3,830,000	3,523,831
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,185,062
Grossmont Healthcare District, Unlimited General Obligation
Series F
5.00%, due 7/15/26	895,000	917,439
Series F
5.00%, due 7/15/27	875,000	919,999
Hayward Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 8/1/41	845,000	890,530
Series A, Insured: AG
5.00%, due 8/1/43	1,100,000	1,140,823
Healdsburg Unified School District, Unlimited General Obligation
Series A
4.60%, due 8/1/37 (b)	4,405,000	4,473,459
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/34	1,000,000	1,126,469
Series B
5.00%, due 8/1/35	1,000,000	1,125,744
Series B
5.50%, due 8/1/39	2,300,000	2,567,170

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	$ 5,000,000	$ 3,730,021
Series D
5.25%, due 8/1/33	1,000,000	1,156,310
Series D
5.25%, due 8/1/34	700,000	794,526
Series D
5.25%, due 8/1/38	2,000,000	2,181,620
Series D
5.25%, due 8/1/39	1,400,000	1,518,011
Series D
5.25%, due 8/1/40	2,200,000	2,364,725
Long Beach Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/50	12,550,000	10,977,538
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/26	6,500,000	6,664,494
Series QRR
5.25%, due 7/1/40	3,500,000	3,817,112
Series QRR
5.25%, due 7/1/47	7,500,000	7,785,021
Series QRR
5.25%, due 7/1/49	7,500,000	7,798,322
Los Banos Unified School District, Election of 2018, Unlimited General Obligation
5.25%, due 8/1/49	2,500,000	2,572,117
Montebello Unified School District, Unlimited General Obligation
Series B, Insured: AG
5.50%, due 8/1/47	1,500,000	1,553,733
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/45 (b)	1,250,000	1,013,955
Oakland Unified School District, Alameda County, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 8/1/39	2,240,000	2,440,635
Series A, Insured: AG
5.25%, due 8/1/40	1,600,000	1,727,493
Series A, Insured: AG
5.25%, due 8/1/43	3,000,000	3,155,180
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AG
3.00%, due 8/1/47	3,040,000	2,209,463
Ojai Unified School District, Unlimited General Obligation
Series B, Insured: AG
5.25%, due 8/1/48	1,100,000	1,136,442
Series B, Insured: AG
5.50%, due 8/1/53	1,750,000	1,825,814

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Oxnard Union High School District, Unlimited General Obligation
Series C
3.50%, due 8/1/45	$ 1,250,000	$ 1,025,097
Pajaro Valley Health Care District, Unlimited General Obligation
Series A
5.00%, due 9/1/46	1,000,000	959,178
Series A
5.00%, due 9/1/54	4,500,000	4,179,998
Palm Springs Unified School District, Election of 2016, Unlimited General Obligation
Series B
5.00%, due 8/1/43	1,630,000	1,727,714
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
6.20%, due 8/1/39 (b)	2,000,000	2,362,613
Peralta Community College District, Unlimited General Obligation
5.00%, due 8/1/27	1,380,000	1,454,553
5.00%, due 8/1/28	1,125,000	1,214,614
5.00%, due 8/1/29	1,925,000	2,123,369
Series B
5.50%, due 8/1/52	2,000,000	2,083,790
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/40	1,960,000	2,040,557
Series A, Insured: BAM
5.50%, due 8/1/52	4,500,000	4,659,061
San Bernardino Community College District, Election of 2018, Unlimited General Obligation
Series B
4.125%, due 8/1/49	5,000,000	4,515,998
San Diego Unified School District, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (b)	4,360,000	4,231,204
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series B-4
5.00%, due 7/1/40	205,000	220,769
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,226,678
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series D-1
5.25%, due 8/1/47	5,750,000	6,024,399
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 9/1/39	3,000,000	3,249,922
San Juan Unified School District, Election of 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,619,610
5.00%, due 8/1/38	1,800,000	1,919,269

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	$ 8,675,000	$ 8,952,959
San Mateo Foster City School District, Unlimited General Obligation
Series B
4.00%, due 8/1/48	5,500,000	4,867,910
Series B
5.00%, due 8/1/40	1,000,000	1,072,971
Series B
5.00%, due 8/1/41	1,150,000	1,223,218
San Rafael City High School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	4,250,000	4,359,074
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
7.00%, due 8/1/36 (b)	1,000,000	1,270,485
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	5,000,000	4,022,579
Savanna School District, Election of 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 2/1/52 (b)	3,080,000	2,367,682
South San Francisco Unified School District, Unlimited General Obligation
4.00%, due 9/1/52	10,000,000	8,637,170
State Center Community College District, Unlimited General Obligation
Series C
5.00%, due 8/1/47	4,750,000	4,848,966
State of California, Unlimited General Obligation
5.00%, due 8/1/37	2,180,000	2,404,775
5.00%, due 4/1/42	5,125,000	5,193,548
5.50%, due 8/1/49	4,000,000	4,274,633
5.50%, due 8/1/54	250,000	266,390
7.30%, due 10/1/39	1,500,000	1,723,260
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 10/1/36	1,000,000	1,011,003
4.00%, due 10/1/37	4,445,000	4,462,666
4.00%, due 11/1/38	4,775,000	4,739,458
4.00%, due 10/1/39	3,500,000	3,391,512
Stockton Unified School District, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/27	510,000	536,323
Stockton Unified School District, Election of 2022, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/33	1,550,000	1,776,453
Series A, Insured: BAM
5.00%, due 8/1/36	1,405,000	1,600,767
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AG
5.50%, due 8/1/53	2,500,000	2,648,634

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Washington Township Health Care District, Unlimited General Obligation
Series B
5.25%, due 8/1/36	$ 500,000	$ 557,317
Series B
5.25%, due 8/1/40	880,000	951,371
Series B
5.25%, due 8/1/48	500,000	525,049
Series B
5.50%, due 8/1/53	2,000,000	2,100,171
West Contra Costa Unified School District, Unlimited General Obligation
Series D, Insured: NATL-RE
(zero coupon), due 8/1/26	2,850,000	2,764,308
Series A
5.00%, due 8/1/30	3,900,000	4,326,207
		310,708,458
Hospital 5.9%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 3/1/33	3,780,000	3,722,449
Series A
5.25%, due 12/1/41	850,000	862,557
Series A
5.25%, due 12/1/43	1,805,000	1,804,134
California Health Facilities Financing Authority, Cedars-Sinai Health System, Revenue Bonds
Series A
4.00%, due 8/15/40	5,000,000	4,740,867
Series A, Insured: BAM
4.00%, due 8/15/48	4,145,000	3,734,724
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	1,500,000	1,414,361
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 12/1/54	1,000,000	980,935
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
5.00%, due 2/1/47	6,500,000	6,500,824
California Health Facilities Financing Authority, Scripps Health System, Revenue Bonds
Series A
5.00%, due 11/15/37	5,550,000	6,051,797
California Infrastructure & Economic Development Bank, Adventist Health Energy Projects, Revenue Bonds
Series A
5.25%, due 7/1/54	9,000,000	8,723,669
California Infrastructure & Economic Development Bank, PIH Health Energy Projects, Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	4,500,000	4,376,903

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/38	$ 1,785,000	$ 1,884,499
Series A
5.00%, due 7/1/39	9,040,000	9,445,929
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.00%, due 12/1/54 (a)	1,000,000	886,224
Series A
5.50%, due 12/1/45	1,500,000	1,454,055
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	5,925,000	5,142,016
California Public Finance Authority, PIH Health, Revenue Bonds
Series A
5.00%, due 6/1/32	1,180,000	1,293,537
Series A
5.00%, due 6/1/37	1,220,000	1,277,454
California Statewide Communities Development Authority, Adventist Health System, Revenue Bonds
Series A
5.00%, due 3/1/35	600,000	601,710
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/15/42	1,000,000	1,019,969
Series A, Insured: AG
5.25%, due 8/15/52	3,000,000	3,022,995
California Statewide Communities Development Authority, John Muir Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/40	2,000,000	2,155,008
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,271,815
Series A
5.00%, due 7/1/41	400,000	390,561
Series A
5.00%, due 7/1/42	380,000	366,793
Series A
5.00%, due 7/1/43	300,000	286,867
Series A
5.75%, due 7/1/48	300,000	310,239
		73,722,891
Housing 1.2%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	290,564
5.00%, due 5/1/28	250,000	264,480
5.00%, due 5/1/29	1,470,000	1,552,692

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A
5.00%, due 7/1/40 (a)	$ 1,000,000	$ 911,288
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,270,395
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (a)	2,000,000	1,844,707
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	3,500,000	3,425,146
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (a)	7,000,000	5,845,057
		15,404,329
Other Revenue 22.6%
Alameda County Transportation Commission, Measure BB, Revenue Bonds, Senior Lien
Series BB
5.00%, due 3/1/45	2,500,000	2,598,962
California Community Choice Financing Authority, Revenue Bonds
Series E
5.00%, due 2/1/55 (c)	16,900,000	17,939,997
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (c)	4,725,000	4,697,974
Series A
4.00%, due 10/1/52 (c)	4,400,000	4,433,135
Series E-2
4.591%, due 2/1/54	4,250,000	4,276,277
Series A
5.00%, due 5/1/54 (c)	9,000,000	9,517,981
Series D
5.00%, due 2/1/55 (c)	12,550,000	13,362,139
Series C
5.25%, due 1/1/54 (c)	7,325,000	7,646,570
Series F
5.50%, due 10/1/54 (c)	7,205,000	7,693,247
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	6,285,000	4,888,202
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,700,000	1,720,263
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	500,000	319,618

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	$ 300,000	$ 292,353
Series A
4.00%, due 6/1/36	300,000	287,483
Series A
4.00%, due 6/1/37	275,000	259,337
Series A
4.00%, due 6/1/38	275,000	256,592
Series A
4.00%, due 6/1/39	350,000	323,921
Series A
4.00%, due 6/1/49	2,500,000	2,062,912
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	2,000,000	2,021,732
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund, Revenue Bonds
Series A
5.00%, due 10/1/47	5,000,000	5,193,951
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (c)	3,295,000	3,308,624
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
3.00%, due 7/1/50	3,735,000	2,516,885
California Municipal Finance Authority, Revenue Bonds
Series 1, Class A-1
3.536%, due 2/20/41 (c)	4,995,914	4,406,326
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/36	1,150,000	1,226,765
Series A
5.25%, due 10/1/44	1,505,000	1,535,701
Series A
5.25%, due 10/1/45	1,115,000	1,133,752
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,166,963
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
4.375%, due 9/1/53 (c)(d)	5,000,000	4,970,774
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (d)	8,500,000	8,356,466
California State Public Works Board, May Lee State Office Complex, Revenue Bonds
Series A
5.00%, due 4/1/45	3,245,000	3,342,090

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series C
5.00%, due 11/1/44	$ 3,735,000	$ 3,805,132
Series D
5.00%, due 11/1/46	5,000,000	5,116,988
California Statewide Communities Development Authority, Front Porch Communities & Services Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/42	2,000,000	1,758,236
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,230,000	1,256,443
City of Sacramento, Convention Center Complex, Revenue Bonds
Series A
5.00%, due 6/1/48	4,200,000	4,095,949
City of Victorville, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,190,810
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,000,000	1,272,112
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	4,516,638	2,055,070
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (a)	2,000,000	1,554,129
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (a)	1,250,000	817,098
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,003,068
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.50%, due 6/1/50	3,175,000	3,311,622
Series B, Insured: AG
5.50%, due 6/1/55	3,230,000	3,360,836
Imperial Irrigation District, Electric System, Revenue Bonds
5.00%, due 11/1/41	1,655,000	1,709,691
Indio Finance Authority, Revenue Bonds
Series A, Insured: BAM
5.25%, due 11/1/42	1,500,000	1,590,841
Los Angeles County Facilities 2, Inc., Vermont Corridor Site 2, Revenue Bonds
Series A
5.25%, due 6/1/57	7,000,000	7,176,800
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building, Revenue Bonds
Series A
5.00%, due 12/1/43	4,000,000	4,039,632

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Los Angeles County Public Works Financing Authority, Revenue Bonds
Series H
5.50%, due 12/1/53	$ 6,125,000	$ 6,472,193
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series H
5.50%, due 12/1/49	10,005,000	10,610,180
Los Angeles County Public Works Financing Authority, Lease Revenue Funding Bonds, Revenue Bonds
Series G
5.00%, due 12/1/41	5,965,000	6,207,536
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	4,310,000	4,419,303
Series A
5.00%, due 10/1/32	3,140,000	3,206,450
Series A
5.00%, due 10/1/39	3,495,000	3,489,289
M-S-R Energy Authority, Revenue Bonds
Series A
6.50%, due 11/1/39	5,310,000	6,285,741
Series C
7.00%, due 11/1/34	5,860,000	6,960,560
M-S-R Energy Authority, Santa Clara, Revenue Bonds
Series B
7.00%, due 11/1/34	950,000	1,128,418
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.00%, due 5/1/43	1,000,000	1,050,002
New Hampshire Business Finance Authority, Revenue Bonds
Series 4, Class A
3.925%, due 7/20/39 (c)	4,978,198	4,583,576
Northern California Power Agency, Revenue Bonds
Series B
7.311%, due 6/1/40	5,645,000	6,288,830
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	4,750,000	4,856,213
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	12,530,000	3,899,212
Series A-1
(zero coupon), due 7/1/51	5,390,000	1,241,847
Series A-2
4.329%, due 7/1/40	4,659,000	4,336,555
Series A-2B
4.55%, due 7/1/40	1,871,000	1,769,563
Series A-1
4.75%, due 7/1/53	5,866,000	5,265,190

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.784%, due 7/1/58	$ 4,707,000	$ 4,155,673
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	2,991,078	2,737,783
San Diego Public Facilities Financing Authority, Capital Improvement Project, Revenue Bonds
Series A
5.00%, due 10/15/41	1,500,000	1,605,018
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/1/40	2,435,000	2,486,676
Southern California Public Power Authority, National Gas Project, Revenue Bonds
Series A
4.51%, due 11/1/38	2,500,000	2,400,141
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,571,490
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/34 (e)	4,800,000	5,172,572
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	2,000,000	2,006,091
Series D
5.00%, due 11/15/33	2,630,000	2,633,173
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	3,000,000	2,482,579
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,500,000	1,500,345
Series A
5.00%, due 10/1/32	1,050,000	1,048,241
		279,741,889
Transportation 13.4%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	1,869,179
Bay Area Toll Authority, Revenue Bonds
Series F-1
5.00%, due 4/1/48	5,465,000	5,626,217
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/54 (d)	6,000,000	6,041,305

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/44 (d)	$ 4,250,000	$ 4,335,383
City of Long Beach, Airport, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/33	550,000	615,932
Series A, Insured: AG
5.00%, due 6/1/34	410,000	455,281
Series A, Insured: AG
5.00%, due 6/1/36	800,000	872,562
Series A, Insured: AG
5.00%, due 6/1/38	750,000	804,241
Series A, Insured: AG
5.00%, due 6/1/39	500,000	532,262
City of Long Beach, Alamitos Bay Marina Project, Revenue Bonds
5.00%, due 5/15/26	1,245,000	1,268,355
5.00%, due 5/15/27	1,265,000	1,318,989
5.00%, due 5/15/28	1,430,000	1,522,244
5.00%, due 5/15/29	1,000,000	1,083,441
5.00%, due 5/15/30	1,000,000	1,096,222
5.00%, due 5/15/31	1,550,000	1,711,253
5.00%, due 5/15/32	1,000,000	1,111,380
5.00%, due 5/15/41	1,000,000	1,045,645
5.00%, due 5/15/42	1,200,000	1,241,851
City of Los Angeles, Department of Airports, Revenue Bonds
Series F
5.00%, due 5/15/29 (d)	9,095,000	9,745,277
Series D
5.00%, due 5/15/30 (d)	3,000,000	3,187,133
Series B
5.00%, due 5/15/34 (d)	4,625,000	4,749,056
Series D
5.00%, due 5/15/42	9,000,000	9,599,591
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (d)
Series C
5.00%, due 5/15/29	5,000,000	5,363,057
Series G
5.50%, due 5/15/35	1,750,000	1,904,738
Series G
5.50%, due 5/15/39	1,375,000	1,453,454
Series G
5.50%, due 5/15/40	4,000,000	4,196,037
Series H
5.50%, due 5/15/47	4,100,000	4,189,622
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A, Insured: AG
5.50%, due 1/15/31 (b)	2,000,000	2,291,687

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	$ 5,270,000	$ 4,864,071
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (d)	9,925,000	9,732,014
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AG
5.00%, due 6/30/54 (d)	1,175,000	1,112,783
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/30 (d)	1,855,000	1,992,913
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	5,000,000	5,188,506
Ontario International Airport Authority, Revenue Bonds
Series A, Insured: AG
4.00%, due 5/15/51	1,000,000	872,138
Port of Oakland, Revenue Bonds (d)
Series H
5.00%, due 5/1/29	5,000	5,434
Series H
5.00%, due 5/1/29	1,895,000	2,016,146
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 7/1/30	2,200,000	2,388,007
Series B
5.00%, due 7/1/31	3,500,000	3,810,201
Series B
5.25%, due 7/1/36	3,370,000	3,646,868
Series B
5.25%, due 7/1/58	6,000,000	6,029,263
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (d)
Series C
5.00%, due 5/1/30	4,000,000	4,327,400
Series E
5.00%, due 5/1/50	3,460,000	3,386,053
Series A
5.25%, due 5/1/42	5,000,000	5,171,993
Series A
5.25%, due 5/1/44	6,340,000	6,478,778
Series A
5.50%, due 5/1/55	7,000,000	7,226,851
Series C
5.75%, due 5/1/48	14,300,000	14,890,065
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	3,150,000	3,150,153

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/49	$ 620,000	$ 619,998
		166,141,029
Utilities 4.8%
City of Riverside, Electric, Revenue Bonds
Series A
5.00%, due 10/1/41	550,000	587,980
Series A
5.00%, due 10/1/42	515,000	545,266
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	1,230,000	1,281,064
Series A
5.00%, due 10/1/33	1,000,000	1,019,436
Series A
5.00%, due 10/1/40	1,000,000	996,172
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/28	3,000,000	3,158,994
Series A
5.00%, due 7/1/30	1,000,000	1,096,448
Series A
5.00%, due 7/1/31	1,500,000	1,657,524
Series A
5.00%, due 7/1/32	1,500,000	1,666,316
Series A
5.00%, due 7/1/33	1,900,000	2,117,029
Series B
5.25%, due 7/1/53	8,055,000	8,177,945
Series D
5.25%, due 7/1/54	5,500,000	5,596,881
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,691,973
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	460,000	454,307
Series XX
5.25%, due 7/1/40 (f)(g)	1,000,000	548,750
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,618,231
Series M
5.00%, due 11/15/44	2,750,000	2,863,366

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/32	$ 1,000,000	$ 1,114,159
Series 1
5.00%, due 7/1/34	650,000	723,114
Series 1
5.00%, due 7/1/36	1,450,000	1,561,056
Series 1, Insured: BAM
5.00%, due 7/1/37	915,000	992,827
Series 1, Insured: BAM
5.00%, due 7/1/38	1,175,000	1,259,413
Series 2
5.00%, due 7/1/53 (c)	2,000,000	2,114,237
Series 1, Insured: BAM
5.25%, due 7/1/46	5,855,000	6,046,560
Series 1, Insured: BAM
5.25%, due 7/1/49	7,500,000	7,714,046
		59,603,094
Water & Sewer 10.6%
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	3,500,000	3,485,759
4.00%, due 10/1/45	5,250,000	4,787,765
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/31	4,000,000	4,541,101
Series A
5.00%, due 6/1/33	5,000,000	5,786,594
Series C
5.00%, due 6/1/34	4,500,000	5,213,393
Series C
5.00%, due 6/1/35	4,500,000	5,209,094
Series A
5.00%, due 6/1/43	5,130,000	5,413,740
City of Oxnard, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	1,944,103
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,092,027
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,431,556
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series A
5.00%, due 11/1/32	5,000,000	5,742,664
Series A
5.00%, due 11/1/36	1,000,000	1,135,957
Series A
5.00%, due 11/1/39	1,000,000	1,102,631

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series F
5.00%, due 11/1/39	$ 4,000,000	$ 4,546,056
Series A
5.00%, due 11/1/40	750,000	819,997
Series A
5.00%, due 11/1/43	400,000	421,318
Series A
5.25%, due 11/1/48	4,000,000	4,157,761
East Bay Municipal Utility District, Water System, Revenue Bonds
Series B
5.00%, due 6/1/36	3,000,000	3,461,810
Series A
5.00%, due 6/1/37	3,000,000	3,299,388
Series A
5.00%, due 6/1/38	1,800,000	1,962,986
Series A
5.00%, due 6/1/49	5,000,000	5,164,071
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series A-1
3.125%, due 9/1/26	2,550,000	2,559,604
Guam Government Waterworks Authority, Revenue Bonds
Series A
5.00%, due 7/1/34	780,000	850,229
Series A
5.50%, due 7/1/44	1,000,000	1,034,601
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 1/1/50	2,500,000	2,381,231
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 7/1/37	1,000,000	1,061,626
Series B
5.00%, due 7/1/46	1,575,000	1,581,295
Series A
5.25%, due 7/1/53	1,000,000	1,017,415
Metropolitan Water District of Southern California, Revenue Bonds
Series A
5.00%, due 4/1/36	2,000,000	2,293,235
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AG
5.00%, due 6/1/34	1,000,000	1,001,568
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (a)	1,330,000	1,388,408
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	8,000,000	8,247,046

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/37	$ 4,800,000	$ 4,945,840
Series A
5.00%, due 7/1/47	16,295,000	15,354,146
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/52	2,065,000	2,099,677
San Diego Public Facilities Financing Authority, Sewer Utility, Revenue Bonds
Series A
5.00%, due 5/15/43	1,525,000	1,611,101
San Francisco City & County Public Utilities Commission, Wastewater, Revenue Bonds
Series A
1.00%, due 10/1/25	10,000,000	9,956,951
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,025,046
		131,128,790
Total Long-Term Municipal Bonds (Cost $1,164,863,794)		1,154,364,904
Short-Term Municipal Notes 4.3%
General 0.8%
Nuveen California AMT-Free Quality Municipal Income Fund
Series A
2.74%, due 10/1/47 (a)(h)	10,100,000	10,100,000
Hospital 1.2%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series B
2.15%, due 3/1/41 (h)	15,000,000	15,000,000
Other Revenue 0.3%
California Municipal Finance Authority, Rancho Colus LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 8/1/26 (h)	3,360,000	3,360,000
Transportation 1.5%
Bay Area Toll Authority, Revenue Bonds (h)
Series E
2.20%, due 4/1/59	10,000,000	10,000,000
Series B
2.25%, due 4/1/55	9,050,000	9,050,000
		19,050,000

	Principal Amount	Value
Short-Term Municipal Notes
Utility 0.3%
Tender Option Bond Trust Receipts, Revenue Bonds
Insured: BAM
2.44%, due 7/1/46 (a)(h)	$ 3,320,000	$ 3,320,000
Water & Sewer 0.2%
Anaheim Housing & Public Improvements Authority, Water System Project, Revenue Bonds, Second Lien
Series A
2.60%, due 10/1/54 (h)	670,000	670,000
Metropolitan Water District of Southern California, Revenue Bonds
Series B-1
1.54%, due 7/1/47 (h)	2,300,000	2,300,000
		2,970,000
Total Short-Term Municipal Notes (Cost $53,800,000)		53,800,000
Total Municipal Bonds (Cost $1,218,663,794)		1,208,164,904

	Shares
Short-Term Investment 3.3%
Unaffiliated Investment Company 3.3%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (i)	41,337,606	41,337,606
Total Short-Term Investment (Cost $41,337,606)		41,337,606
Total Investments (Cost $1,260,001,400)	100.7%	1,249,502,510
Other Assets, Less Liabilities	(0.7)	(8,992,867)
Net Assets	100.0%	$ 1,240,509,643

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Delayed delivery security.
(f)	Issue in default.
(g)	Issue in non-accrual status.

(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2025.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(500)	September 2025	$ (56,033,133)	$ (57,093,750)	$ (1,060,617)

1.	As of July 31, 2025, cash in the amount of $1,850,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
AG—Assured Guaranty
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,154,364,904	$ —	$ 1,154,364,904
Short-Term Municipal Notes	—	53,800,000	—	53,800,000
Total Municipal Bonds	—	1,208,164,904	—	1,208,164,904
Short-Term Investment
Unaffiliated Investment Company	41,337,606	—	—	41,337,606
Total Investments in Securities	$ 41,337,606	$ 1,208,164,904	$ —	$ 1,249,502,510
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,060,617)	$ —	$ —	$ (1,060,617)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Colorado Muni Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.7%
Long-Term Municipal Bonds 99.7%
Certificate of Participation/Lease 14.5%
Adams & Arapahoe Counties Joint School District 28J, Aurora, Certificate of Participation
Insured: BAM
5.00%, due 12/1/33	$ 175,000	$ 194,423
Insured: BAM
5.00%, due 12/1/34	300,000	328,510
Insured: BAM
5.25%, due 12/1/43	650,000	672,221
Adams County School District No. 1, Certificate of Participation
Insured: BAM
5.00%, due 12/1/36	1,335,000	1,425,703
City of Boulder, Certificate of Participation
5.00%, due 11/1/42	1,445,000	1,508,103
City of Fort Lupton, Certificate of Participation
5.00%, due 12/1/33	500,000	532,793
City of Westminster, Municipal Courthouse Project, Certificate of Participation
5.00%, due 12/1/37	500,000	532,265
Colorado Higher Education, Certificate of Participation
Series A
5.00%, due 11/1/26	1,690,000	1,738,752
Foothills Park & Recreation District, Certificate of Participation
Insured: AG
5.00%, due 12/1/26	1,380,000	1,390,513
Rangeview Library District, Certificate of Participation
Insured: AG
5.00%, due 12/15/27	1,515,000	1,528,453
Regional Transportation District, Certificate of Participation
5.00%, due 6/1/40	1,500,000	1,597,950
Town of Castle Rock, Certificate of Participation
5.25%, due 12/1/42	1,125,000	1,179,415
Town of Frederick, Public Works Facility Project (The), Certificate of Participation
5.00%, due 12/1/34	525,000	581,210
5.00%, due 12/1/35	500,000	551,056
5.00%, due 12/1/41	1,250,000	1,315,944
		15,077,311
Education 4.2%
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/31 (a)	500,000	477,260
Colorado Educational & Cultural Facilities Authority, Roosevelt Charter Academy Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 7/1/45	450,000	447,343
Colorado Educational & Cultural Facilities Authority, Skyview Academy, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 7/1/44	1,500,000	1,308,193
Series A, Insured: BAM Moral Obligation
5.00%, due 7/1/38	330,000	343,469

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Colorado Educational & Cultural Facilities Authority, University of Denver, Revenue Bonds
Insured: NATL-RE
5.25%, due 3/1/26	$ 1,000,000	$ 1,014,687
Colorado School of Mines, Revenue Bonds
Series C
5.00%, due 12/1/38	700,000	748,495
		4,339,447
General 0.5%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	761,723	480,838
General Obligation 26.8%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/44	1,350,000	1,420,563
Insured: State Aid Withholding
5.50%, due 12/15/31	1,000,000	1,086,279
Adams County School District No. 14, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/34	1,250,000	1,408,077
Insured: State Aid Withholding
5.50%, due 12/1/35	1,230,000	1,419,544
Arapahoe County Water & Wastewater Public Improvement District, Unlimited General Obligation
5.00%, due 12/1/25	1,020,000	1,022,010
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AG
4.25%, due 12/1/54	1,925,000	1,727,926
Series A, Insured: AG
5.00%, due 12/1/32	1,050,000	1,143,898
Boulder Larimer & Weld Counties, St. Vrain Valley School District Re-1J, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.00%, due 12/15/28	2,000,000	2,068,848
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/49	1,000,000	969,988
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,027,428	639,574
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,370,000	1,194,982
Denver City & County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 12/1/43	1,350,000	1,032,184
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	2,000,000	2,119,953

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Larimer Weld & Boulder County School District R-2J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/35	$ 2,000,000	$ 2,084,697
Mesa County Valley School District No. 51, Grand Junction, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/42	2,000,000	2,150,482
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AG
5.00%, due 12/1/34	300,000	321,614
Series A, Insured: AG
5.00%, due 12/1/36	600,000	631,361
Series A, Insured: AG
5.00%, due 12/1/38	840,000	874,022
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/27	1,760,000	1,836,435
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	1,000,000	989,528
Weld County School District No. RE-4, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/39	1,655,000	1,750,181
		27,892,146
Hospital 5.7%
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/46	1,000,000	866,980
Series A
5.00%, due 11/15/60 (b)	2,500,000	2,726,911
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.25%, due 11/1/35	1,200,000	1,304,028
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,065,215
		5,963,134
Other Revenue 36.9%
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	1,000,000	1,043,900
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
4.00%, due 8/1/36	1,000,000	1,013,384
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.00%, due 11/15/38	1,000,000	1,072,977

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/39	$ 1,000,000	$ 1,064,185
Series B
5.00%, due 11/15/39	1,000,000	1,064,185
City of Fort Collins, Electric Utility Enterprise, Revenue Bonds
5.00%, due 12/1/37	2,240,000	2,417,389
Colorado Housing and Finance Authority, Revenue Bonds
Series H, Class I, Insured: GNMA
2.10%, due 11/1/35	1,000,000	776,577
Series H, Class I, Insured: GNMA
2.20%, due 11/1/38	1,355,000	979,706
Series B, Class I
2.20%, due 10/1/40	1,000,000	673,497
Series B
3.75%, due 5/1/50	850,000	853,713
Series K, Insured: GNMA
3.875%, due 5/1/50	870,000	876,314
Series C-1
4.45%, due 10/1/44	1,250,000	1,195,323
Series J, Class III, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,000,000	1,115,238
Colorado Housing and Finance Authority, Fitz Affordable Owner LLC, Revenue Bonds
Series A, Insured: FNMA
4.48%, due 3/1/44	2,000,000	1,881,426
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	830,000	825,721
Denver Urban Renewal Authority, Stapleton Urban Redevelopment Area, Tax Allocation, Senior Lien
Series A-1
5.00%, due 12/1/25	2,600,000	2,605,811
Eagle County Housing & Development Authority, Eagle Villas Project, Revenue Bonds
3.55%, due 12/1/45 (b)	2,000,000	2,011,126
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	157,957	151,901
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/31	595,000	646,496
Insured: BAM
5.00%, due 6/1/32	625,000	681,158
Insured: BAM
5.00%, due 6/1/33	985,000	1,074,625
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,280,000	1,277,908
Midcities Metropolitan District No. 2, Revenue Bonds
Insured: AG
5.00%, due 12/1/31	2,365,000	2,572,796

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (b)	$ 1,000,000	$ 1,043,060
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 12/1/35	1,475,000	1,473,000
Prairie Center Metropolitan District No. 3, Revenue Bonds
Series A
5.00%, due 12/15/41 (a)	1,000,000	968,427
Public Authority for Colorado Energy, Revenue Bonds
6.50%, due 11/15/38	3,000,000	3,497,229
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,001,000	931,722
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/32 (c)	1,500,000	1,619,827
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (b)	1,000,000	1,064,584
		38,473,205
Transportation 9.5%
City & County of Denver, Airport System, Revenue Bonds (d)
Series A
4.25%, due 11/15/31	2,800,000	2,800,819
Series D
5.75%, due 11/15/40	2,000,000	2,145,714
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/37	1,050,000	1,138,039
Series A, Insured: AG
5.25%, due 12/1/39	1,000,000	1,079,763
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/40	1,485,000	1,563,180
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/41 (d)	1,240,000	1,197,975
		9,925,490
Water & Sewer 1.6%
Central Weld County Water District, Revenue Bonds
Insured: BAM
5.00%, due 12/1/33	565,000	631,331

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Central Weld County Water District, Revenue Bonds
Insured: BAM
5.00%, due 12/1/45	$ 1,000,000	$ 1,009,015
		1,640,346
Total Municipal Bonds (Cost $104,617,045)		103,791,917

	Shares
Short-Term Investment 2.3%
Unaffiliated Investment Company 2.3%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (e)	2,409,666	2,409,666
Total Short-Term Investment (Cost $2,409,666)		2,409,666
Total Investments (Cost $107,026,711)	102.0%	106,201,583
Other Assets, Less Liabilities	(2.0)	(2,058,527)
Net Assets	100.0%	$ 104,143,056

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(c)	Delayed delivery security.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Current yield as of July 31, 2025.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(30)	September 2025	$ (3,366,391)	$ (3,392,344)	$ (25,953)
U.S. Treasury Long Bonds	(25)	September 2025	(2,835,567)	(2,854,687)	(19,120)
Net Unrealized Depreciation					$ (45,073)

1.	As of July 31, 2025, cash in the amount of $169,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.

Abbreviation(s):
AG—Assured Guaranty
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 103,791,917	$ —	$ 103,791,917
Short-Term Investment
Unaffiliated Investment Company	2,409,666	—	—	2,409,666
Total Investments in Securities	$ 2,409,666	$ 103,791,917	$ —	$ 106,201,583
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (45,073)	$ —	$ —	$ (45,073)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay High Yield Muni Bond Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.2%
Long-Term Municipal Bonds 95.2%
Alabama 3.0%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,074,445
Series 1
6.00%, due 6/1/50	2,000,000	1,711,799
Baldwin County Industrial Development Authority, Novelis Corp. Project, Revenue Bonds
Series A
5.00%, due 6/1/55 (a)(b)(c)	17,500,000	17,477,201
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
2.64%, due 10/1/52	22,720,000	22,385,341
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,111,817
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/41	8,535,000	8,865,968
5.25%, due 10/1/43	3,150,000	3,223,732
5.25%, due 10/1/44	17,100,000	17,408,026
5.25%, due 10/1/49	8,970,000	9,007,734
5.50%, due 10/1/53	15,975,000	16,233,685
Homewood Educational Building Authority, CHF - Horizons II LLC, Revenue Bonds
Series C
5.00%, due 10/1/56	1,000,000	900,641
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (b)(c)	3,140,000	3,415,906
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	17,305,085
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds (b)
Series B
4.75%, due 12/1/54	61,000,000	53,347,312
Series A
5.00%, due 6/1/54	2,500,000	2,277,148
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,780,000	4,214,889
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49 (d)(e)	6,000,000	3,900,000
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (c)	8,400,000	8,354,988
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (c)	9,000,000	9,087,570

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	$ 71,405,000	$ 68,866,017
		274,169,304
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	15,440,000	12,624,663
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,803,182
Series A
5.00%, due 6/1/50	3,485,000	3,223,811
		17,651,656
Arizona 1.3%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,265,000	2,960,156
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	6,103,873
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,177,397
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,470,000	4,511,785
Series A
4.00%, due 11/1/46	1,000,000	817,198
Series A
4.00%, due 11/1/49	4,865,000	3,882,005
Series A
4.00%, due 11/1/51	3,405,000	2,673,450
Series A
4.25%, due 11/1/52	2,000,000	1,632,306
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	742,228
Series A
5.00%, due 10/1/45	1,875,000	1,680,013
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	4,230,000	3,410,781
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,144,990

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/61	$ 1,000,000	$ 765,653
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada, Revenue Bonds
Series A
4.50%, due 7/15/29 (a)	1,000,000	972,990
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (a)
Series A
4.75%, due 7/1/29	1,870,000	1,888,682
5.00%, due 7/1/54	7,165,000	5,997,401
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (a)
Series B
5.00%, due 3/1/37	3,030,000	2,930,395
Series B
5.00%, due 3/1/42	3,185,000	2,894,213
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	2,650,000	2,585,868
Series A, Insured: BAM
5.00%, due 6/1/54	2,850,000	2,739,708
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (a)	1,900,000	1,662,654
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (a)	1,500,000	1,274,950
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51 (d)(e)	1,000,000	505,000
Arizona Industrial Development Authority, Revenue Bonds
Series C
6.00%, due 7/1/29 (a)	2,200,000	2,172,469
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/37	2,640,000	2,694,106
6.00%, due 7/1/47	7,010,000	7,055,105
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,001,720
City of Phoenix, Basis Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	3,820,000	3,521,966
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,370,000	2,124,235
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	770,000	745,938

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (b)	$ 2,000,000	$ 1,631,984
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,150,000	6,610,265
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/54	1,330,000	1,210,625
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (a)
4.00%, due 6/15/57	9,500,000	6,737,976
5.625%, due 6/15/45	3,685,000	3,558,784
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	820,000	820,089
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (a)	530,000	411,361
Maricopa County Industrial Development Authority, Legacy Traditional Schools Project, Revenue Bonds
Series A
4.00%, due 7/1/56 (a)	1,220,000	922,488
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,004,510
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	7,466,606
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (b)(f)
Series A
5.50%, due 10/1/33 (a)	7,673,000	7,900,517
Series B
5.50%, due 10/1/33	2,000,000	2,059,303
		117,603,743
Arkansas 1.0%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	568,302
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(b)
4.50%, due 9/1/49	76,350,000	70,301,797
Series A
4.75%, due 9/1/49	16,950,000	15,747,657
Arkansas Development Finance Authority, United States Steel Corp., Revenue Bonds
5.70%, due 5/1/53 (b)	7,900,000	7,930,877
		94,548,633

	Principal Amount	Value
Long-Term Municipal Bonds
California 6.1%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	$ 3,440,000	$ 2,273,535
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	932,388
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	867,945
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (c)	5,350,000	5,584,867
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	3,500,000	2,237,329
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	34,500,000	26,832,613
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (a)	3,895,000	2,729,711
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds
Series A
5.00%, due 1/15/39	650,000	670,421
Series A
5.00%, due 1/15/45	1,000,000	984,453
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	250,000	266,404
Series A
4.00%, due 4/1/49	7,005,000	5,795,553
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	5,215,000	4,917,263
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,534,282
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	3,225,000	2,679,035
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,204,667
Insured: BAM
3.00%, due 5/15/54	1,500,000	1,039,043
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
Series A, Insured: AG
3.25%, due 12/31/32	3,660,000	3,465,543

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
Series A, Insured: AG
3.50%, due 12/31/35	$ 2,055,000	$ 1,883,498
Series A, Insured: AG
4.00%, due 12/31/47	9,380,000	7,946,424
Series A
5.00%, due 12/31/43	5,745,000	5,574,233
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (b)(c)
Series A
3.75%, due 7/1/41	9,300,000	9,295,748
Series A
3.875%, due 3/1/54	15,500,000	14,712,896
Series A
4.375%, due 9/1/53	3,750,000	3,728,081
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	16,575,000	16,295,108
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,433,073
California Municipal Finance Authority, William Jessup University, Revenue Bonds (a)
5.00%, due 8/1/28	950,000	928,330
5.00%, due 8/1/48	2,675,000	1,920,511
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	2,665,000	2,338,288
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	19,250,000	19,377,616
Insured: BAM
5.00%, due 5/15/51	19,275,000	19,345,350
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (a)	3,000,000	2,983,636
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.75%, due 12/1/55	3,000,000	2,902,290
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
3.70%, due 7/1/43 (a)(b)(c)	40,000,000	39,999,524
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series A
5.00%, due 11/15/46 (a)	750,000	650,146
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	5,265,000	5,366,694
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (a)	7,965,000	7,964,278

	Principal Amount	Value
Long-Term Municipal Bonds
California
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (a)	$ 675,000	$ 544,927
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (a)	2,910,000	2,186,359
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (a)	1,360,000	1,302,600
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (a)	3,000,000	2,742,326
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (a)	2,000,000	1,710,964
California School Finance Authority, Aspire Public Schools, Revenue Bonds
Series A
5.00%, due 8/1/59 (a)	1,800,000	1,581,635
California School Finance Authority, New Designs Charter School, Revenue Bonds
Series A
5.00%, due 6/1/64 (a)	2,300,000	1,987,692
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,571,454
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/41	1,000,000	887,316
Series A
4.00%, due 9/2/51	995,000	798,160
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	1,997,642
5.00%, due 1/1/48	7,150,000	7,151,000
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/36	2,250,000	2,252,504
Series A
5.00%, due 6/1/46	2,000,000	1,824,756
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (a)
Series A
5.00%, due 12/1/46	18,170,000	16,983,673
Series A
5.25%, due 12/1/56	3,970,000	3,670,244
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	1,957,226
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	1,050,617

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (b)	$ 6,000,000	$ 5,899,538
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,444,267
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	1,500,000	954,084
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (a)	5,500,000	3,735,589
County of Placer, Community Facilities District No. 2017-1, Area No. 1, Special Tax
3.00%, due 9/1/41	1,000,000	758,567
4.00%, due 9/1/51	3,270,000	2,642,654
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (a)	2,750,000	1,834,097
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (a)	11,100,000	7,439,539
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (a)	10,060,000	7,095,471
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (a)	9,100,000	6,623,608
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds
Series A-2
4.00%, due 6/1/58 (a)	4,750,000	3,543,667
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AG-CR
3.50%, due 1/15/53	13,265,000	10,477,322
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AG-CR
4.00%, due 1/15/43	16,904,000	16,039,450
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	28,559,000	26,359,203
Series A, Insured: AG-CR
4.00%, due 1/15/46	27,795,000	26,075,821
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	144,295,000	13,862,435
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	905,000	814,538

	Principal Amount	Value
Long-Term Municipal Bonds
California
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/45	$ 11,880,000	$ 10,646,336
Series A
5.00%, due 7/1/61	58,600,000	48,931,475
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	246,450,000	15,202,391
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
3.77%, due 7/1/27	12,075,000	12,078,280
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,335,072
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/42	1,000,000	449,801
Series B, Insured: AG
(zero coupon), due 8/1/47	1,000,000	335,661
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (b)	11,160,000	9,076,549
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A, Insured: AG-CR
4.00%, due 1/15/50	4,550,000	3,956,401
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/47	24,400,000	7,588,920
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,465,245
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AG
(zero coupon), due 8/1/42	8,780,000	4,011,492
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,010,000	2,634,446
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,548,146
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,620,000	4,399,060
		550,120,996
Colorado 2.2%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,808,565

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	$ 2,480,000	$ 2,158,057
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	6,900,000	6,942,804
Series A
5.00%, due 10/1/43	7,025,000	6,870,533
Bent Grass Metropolitan District, Limited General Obligation
5.75%, due 12/1/54 (a)	4,250,000	4,246,090
Broadway Park North Metropolitan District No. 2, Limited General Obligation (a)
5.00%, due 12/1/40	1,000,000	917,620
5.00%, due 12/1/49	1,000,000	871,798
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,299,575
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	2,800,000	2,511,543
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (a)	9,650,000	8,764,117
Colorado Educational & Cultural Facilities Authority, Denver School of Science & Technology, Inc., Revenue Bonds
Insured: BAM Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,187,227
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (a)	3,050,000	2,430,335
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,298,184
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	3,779,375
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	4,943,935
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.25%, due 1/15/64	21,105,000	17,682,609
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	8,581,591
Series A-1
4.00%, due 8/1/44	4,750,000	4,099,274
Series A-2
4.00%, due 8/1/49	21,105,000	17,450,011
Series A-2
5.00%, due 8/1/44	11,425,000	11,194,547

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/48	$ 6,715,000	$ 6,261,638
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	5,330,000	5,330,126
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,580,827
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,667,410
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,256,665
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	244,414
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	4,013,065
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	428,585
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,368,076
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	642,180
Series A
(zero coupon), due 9/1/39	1,800,000	957,319
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	254,531
Series A
(zero coupon), due 9/1/40	3,450,000	1,718,949
Series A
(zero coupon), due 9/1/41	3,925,000	1,830,401
Evan's Place Metropolitan District, Limited General Obligation
Series A-3
5.00%, due 12/1/50	2,660,000	2,357,368
Granary Metropolitan District No. 9, Special Assessment
5.45%, due 12/1/44 (a)	3,040,000	2,782,473
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	675,000	648,077
Series A, Insured: BAM
5.25%, due 12/1/58	575,000	554,512
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	8,220,000	6,821,984
Jones District Community Authority Board, Revenue Bonds
Series A
(zero coupon), due 12/1/50 (f)	4,550,000	4,085,383

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A-3
5.625%, due 12/1/50 (a)	$ 1,485,000	$ 1,533,038
Lafferty Canyon Metropolitan District, Limited General Obligation
Series A
5.625%, due 12/1/55	1,500,000	1,415,055
North Range Metropolitan District No. 3, Limited General Obligation
Series A-3
5.25%, due 12/1/50	1,000,000	958,383
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 12/1/37	2,790,000	2,710,909
Series A, Insured: AG
4.00%, due 12/1/46	10,000,000	8,600,790
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series A
5.875%, due 12/15/46	2,125,000	2,174,783
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	1,842,379
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,051,592
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	742,146
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A, Insured: AG-CR
4.125%, due 12/1/51 (a)	17,949,000	14,883,320
		197,754,168
Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	2,000,000	1,823,097
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,026,038
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,538,360
Series N
4.00%, due 7/1/44	3,500,000	2,648,881
Series N
4.00%, due 7/1/49	500,000	356,941
Series N
5.00%, due 7/1/31	575,000	578,958
Series N
5.00%, due 7/1/33	475,000	471,475

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
5.00%, due 7/1/34	$ 700,000	$ 687,727
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	926,602
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (a)
Series A-1
4.50%, due 10/1/34	2,350,000	2,148,050
Series A-1
5.00%, due 10/1/39	1,000,000	874,532
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (a)	500,000	499,840
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	5,640,000	5,086,561
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (a)	1,750,000	1,538,784
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (a)	2,235,000	1,940,955
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (b)	3,855,000	3,374,180
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,475,621
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (a)
4.00%, due 4/1/31	700,000	704,803
4.00%, due 4/1/36	1,090,000	1,046,063
4.00%, due 4/1/41	1,785,000	1,591,811
4.00%, due 4/1/51	1,250,000	1,000,743
		34,340,022
Delaware 0.4%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,030,255
Series A
5.00%, due 7/1/48	2,735,000	2,506,333
Series A
5.00%, due 7/1/53	4,040,000	3,595,772
Series A
5.00%, due 7/1/58	8,100,000	7,106,060
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	1,600,000	1,249,924

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
5.00%, due 9/1/50	$ 2,100,000	$ 1,959,777
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,602,945
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,071,900
5.00%, due 6/1/37	1,000,000	1,001,361
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
4.375%, due 6/1/48	9,300,000	7,983,472
Insured: BAM
5.00%, due 6/1/48	4,700,000	4,558,143
		37,665,942
District of Columbia 1.5%
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	2,420,000	1,946,939
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,225,000	1,225,112
5.00%, due 10/1/45	5,055,000	4,534,986
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,309,741
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,338,088
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	3,560,707
District of Columbia, Methodist Home of the District of Columbia, Revenue Bonds
Series A
5.25%, due 1/1/39	605,000	512,527
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,533,581
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	99,895,000	82,887,167
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 10/1/52	4,000,000	3,321,033
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AG
4.00%, due 10/1/53	12,950,000	10,853,631
Metropolitan Washington Airports Authority, Dulles Metrorail and Capital Improvement Projects, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/53	1,000,000	809,561

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (b)
Series A
5.00%, due 10/1/32	$ 15,750,000	$ 15,945,739
Series A
5.00%, due 10/1/46	7,795,000	7,680,197
		139,459,009
Florida 3.3%
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	3,125,000	2,779,231
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,155,587
Series A-1
5.00%, due 1/1/55 (a)	1,750,000	1,433,659
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (a)	2,000,000	1,922,545
Capital Trust Authority Educational Facilities, St. Johns Classical Academy, Inc. Project, Revenue Bonds
Series A
5.25%, due 6/15/59 (a)	1,000,000	869,420
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	469,492
4.00%, due 5/1/51	845,000	656,670
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	152,151
4.00%, due 5/1/51	290,000	216,155
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue Bonds
5.00%, due 10/1/49 (a)	1,700,000	1,547,877
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	2,761,848
Series B
5.625%, due 11/15/43	1,500,000	1,500,304
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	8,678,297
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	494,571
Series A
4.00%, due 9/1/56	4,915,000	3,623,073
City of Tallahassee, Tallahassee Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/40	6,835,000	6,782,158
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	7,900,000	6,204,641

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	$ 730,000	$ 551,132
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AG-CR
4.00%, due 10/1/54	4,345,000	3,674,461
Series A-1
5.00%, due 10/1/44	11,000,000	10,829,020
County of Palm Beach, Palm Beach Atlantic University Project, Revenue Bonds
Series A
5.75%, due 10/1/65 (a)	10,500,000	10,493,455
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	1,225,000	1,216,221
5.875%, due 5/1/53	980,000	970,300
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	929,589
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	3,030,000	2,353,759
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,385,000	1,116,325
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	4,865,000	3,871,719
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 2/1/52	14,005,000	11,974,758
Series A
5.00%, due 2/1/40	2,600,000	2,599,337
Series A
5.00%, due 2/1/52	1,650,000	1,489,209
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,375,000	1,035,856
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (a)	4,755,000	4,534,920
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,584,761
Series A
5.00%, due 6/15/50	3,000,000	2,754,774
Series A
5.00%, due 6/15/52	1,275,000	1,162,933
Series A
5.00%, due 6/15/55	25,510,000	23,219,796
Series A
5.00%, due 6/15/56	3,650,000	3,293,544

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
5.00%, due 3/1/47	$ 4,750,000	$ 4,390,931
Florida Higher Educational Facilities Financing Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,515,000	5,143,923
Florida Higher Educational Facilities Financing Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,017,001
5.00%, due 3/1/49	1,630,000	1,143,537
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
3.50%, due 8/1/55	3,800,000	2,688,063
Series A, Insured: BAM
4.00%, due 8/1/50	40,340,000	33,942,657
Series A
4.00%, due 8/1/55	52,185,000	43,181,506
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	545,000	419,309
4.00%, due 5/1/52	655,000	510,111
Lee County Industrial Development Authority, Revenue Bonds
Series A-1
4.00%, due 4/1/49	4,015,000	3,312,348
Madeira Community Development District, Assessment Area No. 2, Special Assessment
5.50%, due 5/1/45	900,000	849,001
5.80%, due 5/1/55	1,715,000	1,613,182
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	4,190,000	2,768,925
5.00%, due 11/15/39	2,230,000	2,229,943
Mid-Bay Bridge Authority, Revenue Bonds
Series C
5.00%, due 10/1/40	1,000,000	1,003,494
Middleton Community Development District A, 2024 Assessment Area, Special Assessment
4.55%, due 5/1/44	600,000	553,133
4.75%, due 5/1/55	1,150,000	1,036,615
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	495,000	460,768
3.50%, due 5/1/41	980,000	792,611
Mirada II Community Development District 2021, Capital Improvement, Special Assessment
4.00%, due 5/1/51	1,880,000	1,471,654
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	298,041
4.125%, due 5/1/52	365,000	286,735
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	423,206
4.00%, due 5/1/51	1,075,000	836,623
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
6.00%, due 10/1/36 (f)	3,700,000	4,302,104

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	$ 4,000,000	$ 3,785,746
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	3,030,000	2,765,972
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,716,873
Series A
5.00%, due 1/1/55	800,000	686,445
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,541,876
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
5.625%, due 5/1/44	1,500,000	1,462,240
6.00%, due 5/1/56	1,500,000	1,470,261
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,539,423
4.25%, due 5/1/53	3,000,000	2,419,278
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	853,405
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	11,557,460
Southern Groves Community Development District No. 5, Series 2024 Assessment Area, Special Assessment
5.70%, due 5/1/50	920,000	925,712
Stillwater Community Development District, 2021 Project, Special Assessment (a)
3.00%, due 6/15/31	410,000	383,679
3.50%, due 6/15/41	995,000	795,786
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,347,802
Tradition Community Development District No. 9, Community Infrastructure, Special Assessment
5.40%, due 5/1/45	710,000	671,028
5.65%, due 5/1/56	880,000	824,825
Two Lakes Community Development District, Special Assessment
5.00%, due 5/1/55	1,500,000	1,406,601
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	1,500,000	1,420,466
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	864,706
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (a)	235,000	191,022
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,340,000	2,316,247
Series 2
5.50%, due 5/1/54	3,300,000	3,131,435
Village Community Development District No. 15, Special Assessment (a)
4.55%, due 5/1/44	1,000,000	924,144

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Village Community Development District No. 15, Special Assessment (a)
4.80%, due 5/1/55	$ 3,250,000	$ 2,900,773
5.00%, due 5/1/43	840,000	812,226
5.25%, due 5/1/54	2,630,000	2,539,319
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,765,000	1,463,829
4.25%, due 5/1/52	2,205,000	1,726,889
		300,024,437
Georgia 1.6%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (a)	5,355,000	4,513,470
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,600,000	8,150,674
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	10,954,988
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue Bonds
Series A
5.00%, due 6/1/50	300,000	273,251
Series A
5.00%, due 6/1/55	400,000	357,232
Series A
5.00%, due 6/1/63	1,315,000	1,141,228
Development Authority of Burke County (The), Oglethorpe Power Corp., Revenue Bonds
Series C
4.125%, due 11/1/45	18,145,000	15,716,136
Series D
4.125%, due 11/1/45	7,000,000	6,062,990
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	2,305,000	2,195,852
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,500,000	3,508,664
5.00%, due 7/1/42	1,100,000	1,063,053
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	750,000
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
Series A
4.00%, due 1/1/54	4,750,000	3,815,456
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/54 (a)	4,000,000	3,533,865
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,550,000	5,995,423

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Main Street Natural Gas, Inc., Revenue Bonds
Series A
5.00%, due 5/15/38	$ 3,500,000	$ 3,568,879
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,150,000	12,313,449
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	11,335,000	9,584,841
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	49,179,828
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
4.00%, due 1/1/59	5,000,000	4,011,113
Series A, Insured: AG
5.00%, due 7/1/48	1,500,000	1,500,175
		148,190,567
Guam 0.4%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,189,970
Series A
5.00%, due 2/1/40	4,825,000	4,628,673
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	230,814
Series A
5.00%, due 1/1/50	7,370,000	7,019,867
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,850,000	4,624,020
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,820,000	5,598,032
Series D
5.00%, due 11/15/32	2,000,000	2,002,947
Series D
5.00%, due 11/15/34	4,580,000	4,584,505
Series D
5.00%, due 11/15/35	5,600,000	5,604,115
		35,482,943
Hawaii 0.5%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,005,785
5.00%, due 5/15/49	4,250,000	3,902,897
5.00%, due 5/15/51	5,585,000	5,092,290

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii
State of Hawaii, Department of Budget & Finance, Revenue Bonds
3.20%, due 7/1/39	$ 2,750,000	$ 2,296,280
State of Hawaii, Airports System, Revenue Bonds
Series A
5.50%, due 7/1/54 (b)	5,000,000	5,153,105
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds (b)
Insured: AG-CR
3.50%, due 10/1/49	25,800,000	19,554,898
Series B
4.00%, due 3/1/37	5,000,000	4,687,986
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (a)	1,500,000	1,226,219
		43,919,460
Idaho 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Ltd., Revenue Bonds
Series A, Insured: AG-CR
3.00%, due 3/1/51	4,000,000	2,636,822
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	2,100,000	2,029,261
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,315,000	3,330,295
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment
6.25%, due 9/1/54 (a)	4,000,000	3,982,168
		11,978,546
Illinois 9.1%
Bridgeview Finance Corp., Revenue Bonds
Series A, Insured: BAM
5.00%, due 12/1/42	7,150,000	6,578,152
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,125,000	4,708,182
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	10,414,063
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	130,628
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	841,397
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,383,138
Series A
4.00%, due 12/1/42	2,965,000	2,484,595
Series A
4.00%, due 12/1/43	4,000,000	3,290,784

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/47	$ 43,945,000	$ 35,510,860
Series A
5.00%, due 12/1/30	3,500,000	3,585,368
Series B
5.00%, due 12/1/31	4,650,000	4,813,121
Series A
5.00%, due 12/1/37	13,405,000	13,164,553
Series A
5.00%, due 12/1/38	5,150,000	4,976,372
Series A
5.00%, due 12/1/42	12,905,000	12,001,881
Series D
5.00%, due 12/1/46	11,100,000	9,897,053
Series D
5.00%, due 12/1/46	2,000,000	1,781,029
Series A
5.00%, due 12/1/47	33,695,000	30,349,454
Series A
7.00%, due 12/1/44	10,975,000	11,015,359
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,265,992
Series H
5.00%, due 12/1/36	1,915,000	1,858,790
Series G
5.00%, due 12/1/44	2,785,000	2,528,525
Series B
7.00%, due 12/1/42 (a)	9,600,000	9,925,785
Series A
7.00%, due 12/1/46 (a)	3,650,000	3,751,204
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,647,346
5.00%, due 4/1/36	1,270,000	1,292,775
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,504,143
5.00%, due 4/1/46	4,650,000	4,439,073
5.75%, due 4/1/48	5,750,000	5,904,383
6.00%, due 4/1/46	41,400,000	41,895,500
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	1,405,000	1,380,334
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (b)	1,500,000	1,503,558
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AG
5.50%, due 1/1/53 (b)	4,690,000	4,766,416

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
5.50%, due 1/1/55 (b)	$ 1,750,000	$ 1,764,634
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	211,046
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/39	5,650,000	5,659,026
Series A
5.00%, due 1/1/40	3,900,000	3,853,403
Series A
5.00%, due 1/1/44	11,150,000	10,461,366
Series A
5.50%, due 1/1/49	15,100,000	14,583,926
Series A
6.00%, due 1/1/38	36,910,000	37,497,209
City of Galesburg, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	6,700,000	5,182,813
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.625%, due 6/1/55	4,270,000	4,053,984
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (b)	500,000	412,812
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,850,000	11,208,824
4.00%, due 10/1/55	8,900,000	7,039,595
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/51	3,225,000	2,420,280
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,600,000	1,274,934
4.00%, due 11/1/56	750,000	583,547
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,510,591
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (d)(e)
5.00%, due 2/15/37	6,576,870	52,615
5.125%, due 2/15/45	5,096,517	40,772
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	9,033,916
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40 (d)(e)	493,197	143,027
Illinois Finance Authority, Navy Pier, Inc., Revenue Bonds
Series B
5.00%, due 10/1/44 (a)	750,000	691,344

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	$ 1,155,000	$ 1,045,548
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	2,747,714
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,200,728
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	7,985,000	7,122,337
Illinois Finance Authority, Roosevelt University, Revenue Bonds (a)
Series A
6.00%, due 4/1/38	2,840,000	2,829,707
Series A
6.125%, due 4/1/49	900,000	843,608
Series A
6.125%, due 4/1/58	1,455,000	1,354,725
Macon County School District No. 61, Unlimited General Obligation
Series C, Insured: AG
4.00%, due 1/1/40	2,500,000	2,376,109
Series C, Insured: AG
4.00%, due 1/1/45	2,875,000	2,506,468
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AG-CR
(zero coupon), due 6/15/30	5,675,000	4,811,564
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	37,700,000	28,366,999
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	853,658
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	2,250,000	1,607,485
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	31,520,987
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	20,418,882
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,517,605
Series A
(zero coupon), due 6/15/37	3,000,000	1,750,656
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	16,996,848
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	7,875,641
Series A
(zero coupon), due 12/15/39	3,500,000	1,731,199

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AG-CR NATL-RE
(zero coupon), due 12/15/40	$ 27,700,000	$ 13,176,029
Series B-1, Insured: AG
(zero coupon), due 6/15/43	32,130,000	12,762,139
Series B-1, Insured: AG
(zero coupon), due 6/15/44	13,660,000	5,110,814
Series B-1, Insured: AG
(zero coupon), due 6/15/47	6,270,000	1,964,124
Series B
(zero coupon), due 12/15/50	37,865,000	9,294,740
Series B
(zero coupon), due 12/15/51	57,100,000	13,217,765
Series A, Insured: AG
(zero coupon), due 12/15/52	6,180,000	1,411,366
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	11,507,776
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	9,267,714
Series B, Insured: AG
(zero coupon), due 12/15/56	32,250,000	5,854,726
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,226,994
Series A
4.00%, due 6/15/50	23,900,000	19,117,438
Series A
4.00%, due 6/15/52	27,500,000	21,716,140
Series B
5.00%, due 6/15/42	1,430,000	1,443,081
Series A
5.00%, due 6/15/50	1,000,000	971,768
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	1,989,248
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B-1, Insured: AG
(zero coupon), due 6/15/45	3,150,000	1,112,412
Metropolitan Pier & Exposition Authority, State of Illinois McCormick Place Expansion Project Fund, Revenue Bonds
Series A
4.00%, due 12/15/47	3,550,000	2,905,706
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,129,936
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,485,562
Northern Illinois University, Certificate of Participation
Insured: BAM
4.25%, due 4/1/44	3,250,000	2,873,924

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Northern Illinois University, Certificate of Participation
Insured: BAM
5.50%, due 4/1/49	$ 2,000,000	$ 2,038,301
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	11,436,040
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	27,720,000	24,863,407
Series C
4.00%, due 10/1/41	7,550,000	6,567,812
Series C, Insured: BAM
4.00%, due 10/1/42	8,650,000	7,592,870
Series C
4.25%, due 10/1/45	23,200,000	20,223,647
Series A
4.50%, due 12/1/41	6,425,000	6,072,226
Series A
5.00%, due 12/1/27	2,315,000	2,423,331
Series B
5.00%, due 12/1/27	8,915,000	9,332,181
5.00%, due 2/1/28	2,700,000	2,779,507
Series C
5.00%, due 11/1/29	14,135,000	14,717,050
Series A
5.00%, due 12/1/31	1,485,000	1,532,943
Series A
5.00%, due 12/1/39	2,400,000	2,415,982
Series A
5.00%, due 5/1/40	2,000,000	2,015,947
5.75%, due 5/1/45	16,820,000	17,370,199
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	19,300,000	16,803,755
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,547,041
5.00%, due 12/1/48	13,055,000	12,420,092
Village of Bellwood, Bellwood Workforce Housing Project, Tax Allocation
5.00%, due 12/1/50	1,750,000	1,652,112
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	85,986
Series A
5.50%, due 12/1/43	1,545,000	1,431,865
Series A
5.50%, due 12/1/43	1,260,000	1,154,808
Series A
5.625%, due 12/1/41	3,940,000	3,789,254

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Bridgeview, Unlimited General Obligation
Series A
5.75%, due 12/1/35	$ 2,705,000	$ 2,708,905
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	400,000	397,972
Insured: NATL-RE
4.45%, due 12/1/28	430,000	424,715
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,129
Insured: NATL-RE
4.50%, due 12/1/32	520,000	491,038
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,030
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,555,000	1,558,116
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	3,750,000	3,124,366
Series B
5.00%, due 10/1/36	1,000,000	992,198
Series B
5.00%, due 10/1/39	2,275,000	2,165,217
		829,466,389
Indiana 0.5%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (b)(c)	7,750,000	7,869,793
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (b)(c)	7,350,000	7,463,610
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.95%, due 5/1/28 (b)(c)	2,000,000	2,000,921
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	1,090,000	860,988
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,818,798
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/53	14,750,000	13,054,862
Indiana Finance Authority, Unidy Properties LLC, Revenue Bonds
5.25%, due 7/1/55	1,000,000	885,871
5.75%, due 7/1/60	3,750,000	3,518,275
Indiana Finance Authority, Margaret Mary Community Hospital Obligated Group, Revenue Bonds
Series A
5.75%, due 3/1/54	7,250,000	7,381,192

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (b)	$ 1,250,000	$ 1,375,123
		46,229,433
Iowa 1.2%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	920,000	773,122
Series C
5.00%, due 5/1/42	6,900,000	6,417,437
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,346,080
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/49	3,900,000	3,543,504
Series A
5.125%, due 5/15/59	6,700,000	6,102,962
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	17,205,696
Iowa Finance Authority, Pella Regional Health Center, Revenue Bonds
5.75%, due 12/1/55	3,000,000	3,024,514
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	11,399,842
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
5.00%, due 10/1/45	1,500,000	1,387,325
6.00%, due 10/1/55	8,000,000	8,143,339
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series C
5.00%, due 12/1/54 (b)	2,500,000	2,150,788
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	219,135,000	30,527,368
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	11,100,000	9,159,327
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	8,700,000	5,502,599
		107,683,903
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	776,327

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (a)	$ 45,005,000	$ 24,020,217
Series A
5.00%, due 9/1/27	2,995,000	2,995,378
		27,791,922
Kentucky 0.9%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,430,000	4,011,019
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,355,000	3,362,329
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(b)
Series A
4.45%, due 1/1/42	7,950,000	7,250,864
Series B
4.45%, due 1/1/42	8,950,000	8,162,923
Series A
4.70%, due 1/1/52	14,155,000	12,425,960
Series B
4.70%, due 1/1/52	4,350,000	3,818,645
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	13,500,000	12,819,770
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	31,335,000	26,048,858
		77,900,368
Louisiana 1.0%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	1,475,000	1,381,044
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (a)	2,500,000	2,088,159
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series A
3.00%, due 5/15/47	4,750,000	3,328,078
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,700,000	4,562,986
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 9/1/66	50,000,000	45,614,635
5.75%, due 9/1/64	30,850,000	31,342,354
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien
5.50%, due 9/1/54 (b)	3,900,000	3,893,008
		92,210,264

	Principal Amount	Value
Long-Term Municipal Bonds
Maine 0.0% ‡
City of Portland, General Airport, Revenue Bonds
Insured: BAM
4.00%, due 1/1/40	$ 1,150,000	$ 1,097,396
Maryland 1.2%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,388,287
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	1,410,000	1,240,815
County of Frederick, Technology Park Project TIF Development District, Special Tax
Series B
4.625%, due 7/1/43 (a)	10,065,000	9,224,378
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds (a)
Series A
5.00%, due 9/1/37	5,190,000	4,950,136
Series A
5.00%, due 9/1/45	4,145,000	3,628,787
Maryland Department of Transportation, Baltimore/Washington International Thurgood Marshall Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 8/1/49 (b)	9,000,000	8,961,909
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	6,750,000	5,361,970
Maryland Economic Development Corp., Core Natural Resources, Inc., Revenue Bonds
5.00%, due 7/1/48 (a)(c)	7,900,000	7,942,717
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (b)	30,225,000	29,089,704
Maryland Economic Development Corp., Purple Line Transit Partners LLC, Revenue Bonds
Series B
5.25%, due 6/30/55 (b)	4,425,000	4,150,438
Maryland Economic Development Corp., Morgan State University Harper-Tubman Project, Revenue Bonds
Series A, Insured: AG
5.75%, due 7/1/64	2,955,000	3,071,781
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	618,427
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Inc., Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/51	20,110,000	17,089,472
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	900,000	698,398
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,013,504
Series A
5.00%, due 7/1/48	3,000,000	2,867,842

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (a)
Series A
5.125%, due 7/1/37	$ 1,260,000	$ 1,212,262
Series A
5.375%, due 7/1/52	1,530,000	1,366,131
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,000,074
		106,877,032
Massachusetts 1.0%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AG
4.00%, due 10/1/45	2,150,000	1,838,340
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,242,295
Series C
4.00%, due 11/1/51	20,000	15,937
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series N-1
4.50%, due 7/1/54	9,600,000	8,428,617
Series I
5.00%, due 7/1/46	2,000,000	1,901,766
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,098,196
5.125%, due 11/15/46	5,600,000	5,609,766
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (a)
Series G
5.00%, due 7/15/35	270,000	297,547
Series G
5.00%, due 7/15/36	235,000	258,976
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,128,977
5.00%, due 10/1/43	2,000,000	1,793,083
5.00%, due 10/1/48	7,650,000	6,620,021
5.00%, due 10/1/54	15,400,000	12,913,029
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,700,000	2,668,011
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/41 (a)	3,875,000	3,384,187
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	9,020,920
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
2.00%, due 7/1/37	2,525,000	2,059,776
Series C
3.00%, due 7/1/51	7,305,000	4,528,174

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (b)	$ 165,000	$ 163,666
Massachusetts Educational Financing Authority, Revenue Bonds (b)
Series D
5.00%, due 7/1/54	10,000,000	8,880,075
Series B
5.50%, due 7/1/55	8,000,000	7,700,737
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	2,906,112
		86,458,208
Michigan 2.4%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,415,000	3,180,750
5.00%, due 2/15/47	3,000,000	2,647,161
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	825,000	824,997
5.125%, due 11/1/35	605,000	584,873
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/27	850,000	875,288
5.00%, due 4/1/31	1,000,000	1,035,323
5.00%, due 4/1/33	1,200,000	1,233,512
5.00%, due 4/1/35	1,000,000	1,020,788
5.00%, due 4/1/37	1,100,000	1,115,076
5.00%, due 4/1/38	850,000	858,596
5.50%, due 4/1/45	1,100,000	1,114,004
5.50%, due 4/1/50	6,240,000	6,273,618
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,020
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,355,000	1,328,794
4.00%, due 7/1/41	3,600,000	2,958,944
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	3,000,000	2,972,537
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	1,939,831
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,300,000	12,898,761
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65 (g)	287,185,000	26,323,090
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	3,631,734

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	$ 6,650,000	$ 5,609,185
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	4,945,000	4,123,008
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	989,329
5.00%, due 12/1/40	1,700,000	1,569,060
5.00%, due 12/1/45	4,400,000	3,850,687
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,536,997
5.25%, due 2/1/32	3,350,000	3,380,968
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,000,283
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,593,895
Michigan Finance Authority, Lawrence Technological University Project, Revenue Bonds
5.00%, due 2/1/47	2,195,000	1,949,266
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	826,177
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,606,785
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (a)	1,860,000	1,481,878
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	301,595
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	1,765,000	1,624,113
5.00%, due 11/15/43	2,220,000	2,014,640
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (b)	26,480,000	25,104,478
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	272,855,000	34,556,649
Series B
(zero coupon), due 6/1/52	23,170,000	2,654,154
Series C
(zero coupon), due 6/1/58	419,350,000	10,996,322
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	736,950
State of Michigan, Trunk Line, Revenue Bonds
5.25%, due 11/15/49	31,180,000	31,988,865
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,318,308
		219,641,289

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota 0.9%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	$ 6,390,000	$ 3,351,940
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	300,000	288,067
Series A
5.375%, due 8/1/50	1,250,000	1,168,902
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	2,951,430
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,040,762
Series A
4.00%, due 7/1/56	1,080,000	779,799
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (a)	3,785,000	3,256,677
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	701,498
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	14,860,166
Series A
5.25%, due 2/15/53	22,465,000	22,304,088
Series A
5.25%, due 2/15/58	16,165,000	15,908,302
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,118,602
Series B
5.25%, due 6/15/47	3,000,000	3,034,058
Series B
5.25%, due 6/15/52	4,750,000	4,780,113
		78,544,404
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	3,979,222
Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	1,855,000	1,810,441
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/46	1,695,000	1,499,634
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (a)	3,045,000	2,798,918

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	$ 3,300,000	$ 2,755,606
Series A
5.00%, due 6/15/45	3,270,000	2,982,596
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,138,944
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,679,068
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	6,915,000	5,730,509
5.00%, due 12/1/52	4,400,000	4,316,642
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,044,381
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AG
4.00%, due 3/1/57 (b)	2,400,000	1,901,419
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (a)
Series A-1
5.00%, due 6/1/46	1,875,000	1,727,838
Series A-1
5.00%, due 6/1/54	1,250,000	1,104,273
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (a)	6,200,000	5,977,894
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	685,000	618,381
6.00%, due 5/1/42	2,800,000	2,480,522
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	5,708,621
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,403,119
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,596,569
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	1,933,794
		53,209,169
Montana 0.3%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	9,750,000	9,930,736
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
(zero coupon), due 10/15/55 (f)	7,490,000	5,596,911

	Principal Amount	Value
Long-Term Municipal Bonds
Montana
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
4.00%, due 10/15/41	$ 1,080,000	$ 703,210
Series A
4.00%, due 10/15/46	2,500,000	1,575,406
Series A
4.00%, due 10/15/51	4,710,000	2,890,932
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,465,000	5,365,441
		26,062,636
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,632,706
Nevada 0.3%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, Revenue Bonds
5.00%, due 9/1/47	2,320,000	2,164,077
City of Las Vegas, Special Improvement District No. 818, Special Assessment
5.00%, due 12/1/49	1,115,000	1,035,171
5.00%, due 12/1/54	1,255,000	1,144,381
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (a)	11,000,000	1,627,359
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,264,739
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (a)	9,000,000	1,036,269
City of Reno, 2024 Special Assessment District No. 1, Special Assessment (a)
5.00%, due 6/1/41	825,000	802,326
5.25%, due 6/1/54	1,100,000	1,009,889
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	2,620,959
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	4,215,000	3,709,582
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,955,761
5.00%, due 7/1/34	2,000,000	2,092,209
5.00%, due 7/1/45	5,050,000	4,845,437
		27,308,159

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire 1.0%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/26	$ 1,995,000	$ 1,965,001
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,262,428
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/51	7,850,000	5,679,121
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (a)
5.00%, due 7/1/51	2,000,000	1,563,024
5.00%, due 7/1/56	910,000	693,553
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (a)	5,250,000	4,946,471
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	67,700,000	69,852,366
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	1,746,899
		88,708,863
New Jersey 3.0%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (a)	2,000,000	1,839,598
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (a)	2,450,000	1,956,204
4.00%, due 6/15/51	1,100,000	903,049
4.00%, due 7/15/60 (a)	8,155,000	6,209,870
Series A
4.00%, due 8/1/60 (a)	3,755,000	2,859,064
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,403,295
Series LLL
5.00%, due 6/15/44	1,000,000	1,002,417
Series LLL
5.00%, due 6/15/49	6,790,000	6,700,129
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,568,113
Series A
5.00%, due 7/1/47	3,095,000	2,770,690
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	8,860,000	8,835,984
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (b)	15,905,000	14,944,731

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	$ 11,985,000	$ 10,611,582
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,004,147
Insured: AG
5.125%, due 7/1/42	1,705,000	1,706,054
5.375%, due 1/1/43	15,105,000	15,112,475
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	10,335,000	10,345,848
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (b)	16,695,000	16,701,948
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,056,182
New Jersey Higher Education Student Assistance Authority, Revenue Bonds (b)
Series C
5.25%, due 12/1/54	2,800,000	2,601,676
Series 1-C
5.50%, due 12/1/55	3,000,000	2,887,093
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	9,777,989
Series AA
4.00%, due 6/15/40	11,250,000	10,320,552
Series A
4.00%, due 6/15/41	3,000,000	2,717,157
Series BB
4.00%, due 6/15/41	3,750,000	3,396,446
Series BB
4.00%, due 6/15/44	14,890,000	13,023,725
Series AA
4.00%, due 6/15/45	40,170,000	34,798,118
Series BB
4.00%, due 6/15/46	6,140,000	5,284,651
Series AA
4.00%, due 6/15/50	9,360,000	7,903,074
Series BB
4.00%, due 6/15/50	20,805,000	17,566,608
Series CC
4.125%, due 6/15/50	1,750,000	1,508,199
Series AA
4.25%, due 6/15/44	2,055,000	1,859,535
Series AA
5.00%, due 6/15/50	1,490,000	1,676,580
Series AA
5.00%, due 6/15/50	3,655,000	3,648,338

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (b)	$ 24,010,000	$ 23,344,075
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/50	9,950,000	8,509,585
Series A, Insured: BAM
5.00%, due 11/1/45	10,150,000	10,212,562
		276,567,343
New York 10.4%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 7/15/43	2,135,000	1,567,108
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	1,500,000	1,500,616
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (a)	1,225,000	1,076,793
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (a)
Series A
5.00%, due 12/1/51	1,000,000	819,495
Series A
5.00%, due 12/1/55	1,080,000	867,269
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,415,635
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	7,288,796
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	6,750,000	6,522,892
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	1,915,000	1,878,543
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,425,000	1,861,556
Series A
4.00%, due 11/1/47	1,530,000	1,089,133
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,350,000	26,726,289
Series E
4.00%, due 11/15/45	23,375,000	19,936,989
Series A-1
4.00%, due 11/15/46	21,195,000	17,847,667

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/46	$ 11,050,000	$ 9,304,870
Series A-3, Insured: AG
4.00%, due 11/15/46	2,545,000	2,130,039
Series A-1
4.00%, due 11/15/48	6,440,000	5,323,948
Series A-1
4.00%, due 11/15/49	35,565,000	29,192,438
Series A-1, Insured: AG
4.00%, due 11/15/50	8,550,000	7,027,562
Series A-1
4.00%, due 11/15/50	800,000	652,266
Series D
4.00%, due 11/15/50	7,730,000	6,346,254
Series A-1
4.00%, due 11/15/51	10,290,000	8,415,189
Series A-1
4.00%, due 11/15/52	3,340,000	2,700,278
Series A-2
5.00%, due 11/15/27	3,150,000	3,244,361
Series B
5.00%, due 11/15/28	1,190,000	1,278,873
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AG
4.00%, due 11/15/47	2,000,000	1,659,112
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,116,559
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue Bonds
4.00%, due 12/1/41	2,955,000	2,585,628
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,000,000	814,387
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	1,833,294
Series A-3
5.125%, due 6/1/46	12,605,000	10,084,979
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/46	12,615,000	9,053,379
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 3/1/49	1,750,000	1,202,962
Series A, Insured: AG-CR
3.00%, due 3/1/49	17,600,000	12,134,426

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	$ 49,060,000	$ 41,729,406
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,138,125
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,071,762
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	10,145,514
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,557,618
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	21,530,000	15,079,782
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	72,180,000	69,197,854
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/38	1,750,000	1,604,258
Series A
4.00%, due 9/1/40	3,150,000	2,824,418
Series A
4.00%, due 9/1/50	6,700,000	5,277,212
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	3,563,814
Series A
4.00%, due 7/1/53	4,310,000	3,558,757
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/25	2,400,000	2,403,845
5.00%, due 12/1/45	2,200,000	1,866,187
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (a)	2,200,000	2,211,923
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,500,000	6,029,080
Series A-1
3.00%, due 3/15/51	33,195,000	22,770,170
Series A-1
4.00%, due 3/15/53	14,875,000	12,664,283
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	10,135,000	8,539,552

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	$ 9,700,000	$ 6,677,942
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,150,000	5,509,659
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 10/1/30	9,160,000	8,996,012
4.375%, due 10/1/45	75,465,000	65,534,206
5.00%, due 10/1/35	6,110,000	6,186,007
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds
4.00%, due 4/30/53 (b)	5,620,000	4,413,360
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/34	9,750,000	10,202,115
5.00%, due 12/1/36	5,000,000	5,127,847
5.00%, due 12/1/38	9,750,000	9,830,981
5.00%, due 12/1/39	13,805,000	13,859,849
5.00%, due 12/1/40	4,785,000	4,778,328
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/40	17,260,000	17,746,779
5.00%, due 12/1/42	3,375,000	3,304,462
5.375%, due 6/30/60	10,000,000	9,518,972
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	12,125,000	11,544,056
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b)
Insured: AG
5.00%, due 6/30/49	3,115,000	2,968,531
Insured: AG
5.00%, due 6/30/54	8,315,000	7,874,714
5.00%, due 6/30/60	25,000,000	22,486,970
Insured: AG
5.125%, due 6/30/60	12,000,000	11,405,112
5.50%, due 6/30/54	58,250,000	56,268,883
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.25%, due 8/1/31	3,360,000	3,433,959
5.375%, due 8/1/36	3,445,000	3,509,153
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Revenue Bonds
5.25%, due 6/30/49 (b)	35,360,000	33,911,927
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (b)	22,470,000	22,033,084
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: BAM
5.375%, due 6/30/60	5,000,000	4,900,602

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: BAM
5.50%, due 6/30/60	$ 15,995,000	$ 16,021,174
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds (b)
Series A
5.50%, due 12/31/54	98,975,000	96,823,382
Series A
5.50%, due 12/31/60	4,380,000	4,238,405
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 12/1/40	3,755,000	2,891,767
Series A, Insured: AG
3.00%, due 12/1/44	6,450,000	4,528,041
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,072,162
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 223
4.00%, due 7/15/46	9,520,000	7,992,703
Series 236
5.00%, due 1/15/52	4,285,000	4,267,114
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (b)	2,455,000	2,029,023
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,304,688
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	840,000	674,852
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	71,340,000	5,895,794
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	915,000	897,307
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	19,500,000	16,597,031
		946,990,098
North Carolina 0.6%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,300,000	1,963,093
4.00%, due 9/1/51	1,200,000	894,814
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	2,940,000	2,257,970

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue Bonds
Series B-1
4.25%, due 10/1/28	$ 275,000	$ 275,154
Series A
5.00%, due 10/1/39	500,000	507,501
Series A
5.00%, due 10/1/44	1,010,000	978,720
Series A
5.00%, due 10/1/49	515,000	485,681
Series A
5.125%, due 10/1/54	2,250,000	2,136,067
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	3,350,000	3,161,307
North Carolina Medical Care Commission, Twin Lakes Community, Revenue Bonds
Series A
5.25%, due 1/1/55	2,800,000	2,648,994
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
3.00%, due 1/1/42	2,320,000	1,735,439
Insured: AG
5.00%, due 1/1/49	4,750,000	4,742,437
Insured: AG-CR
5.00%, due 1/1/49	23,700,000	23,662,267
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	2,745,000	2,657,307
Series A
5.00%, due 7/1/54	2,195,000	2,091,150
North Carolina Turnpike Authority, Revenue Bonds, Senior Lien
Series A, Insured: AG
5.00%, due 1/1/58	8,710,000	8,635,820
		58,833,721
North Dakota 0.5%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AG-CR
4.00%, due 12/1/46	3,955,000	3,282,919
Series A, Insured: AG
5.00%, due 12/1/48	2,950,000	2,914,810
Series A, Insured: AG
5.00%, due 12/1/53	2,800,000	2,729,238
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,034,819
County of Ward, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/43	7,500,000	6,953,289

	Principal Amount	Value
Long-Term Municipal Bonds
North Dakota
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	$ 26,890,000	$ 24,286,750
Series C
5.00%, due 6/1/53	725,000	645,268
		49,847,093
Ohio 4.4%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	29,875,000	30,174,996
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	5,185,000	3,469,701
Series B-2
5.00%, due 6/1/55	261,875,000	213,017,322
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,270,000	10,765,580
Series A
5.50%, due 8/1/52	1,000,000	1,013,989
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,522,585
Series A
5.00%, due 12/1/47	1,435,000	1,271,698
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,280,013
5.00%, due 2/15/57	10,400,000	9,142,697
5.25%, due 2/15/47	3,715,000	3,509,945
5.50%, due 2/15/57	34,295,000	32,138,842
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	2,920,000	2,776,053
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,046,349
5.00%, due 1/1/46	2,090,000	1,957,551
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,703,330
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc., Revenue Bonds
5.00%, due 12/1/60	1,450,000	1,324,172
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	3,720,932
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(b)	4,200,000	3,671,162
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	4,700,000	3,314,580
5.00%, due 11/1/44	750,000	655,089
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,587,329
5.00%, due 3/1/44	8,085,000	7,213,081

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	$ 1,000,000	$ 842,880
5.50%, due 12/1/53	1,215,000	1,031,663
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.00%, due 12/1/44	1,000,000	949,111
5.125%, due 12/1/55	2,655,000	2,416,693
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	6,689,401
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	27,258,585
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,150,000	4,513,336
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,376,353
Series A
5.00%, due 7/1/39	2,000,000	1,871,393
Series A
5.00%, due 7/1/46	9,440,000	8,308,583
		395,534,994
Oklahoma 0.2%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	2,500,000	1,752,647
5.00%, due 9/1/37	3,510,000	3,106,583
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (a)	1,500,000	1,315,921
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,187,965
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue Bonds
6.25%, due 12/1/35 (b)	13,800,000	15,248,184
		22,611,300
Oregon 0.0% ‡
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	661,233
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (a)	1,560,000	1,334,476
		1,995,709
Pennsylvania 3.7%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series A
5.00%, due 6/1/59	3,500,000	3,089,812
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AG
4.00%, due 1/1/46	7,970,000	6,798,477

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Allegheny County Airport Authority, Revenue Bonds (b)
Series A
4.00%, due 1/1/56	$ 7,500,000	$ 5,917,874
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 4/1/44	15,900,000	13,990,240
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (a)	1,895,000	1,531,708
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,625,000	2,627,193
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	14,750,000	14,308,532
5.00%, due 5/1/42	8,465,000	8,184,223
5.00%, due 5/1/42	4,810,000	4,707,920
5.125%, due 5/1/32	4,250,000	4,328,094
5.375%, due 5/1/42	4,225,000	4,185,305
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	3,500,000	3,527,553
6.00%, due 5/1/42 (a)	4,050,000	4,140,164
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	2,910,000	2,348,311
4.00%, due 7/1/51	7,200,000	5,491,893
5.00%, due 7/1/40	655,000	655,553
5.00%, due 7/1/41	2,500,000	2,470,266
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT-5
4.00%, due 4/1/46	2,035,000	1,512,558
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,217,068
5.75%, due 10/1/38	3,200,000	3,034,368
5.75%, due 10/1/43	2,290,000	2,072,538
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
4.50%, due 10/1/64 (a)	5,900,000	4,539,091
Chester County Industrial Development Authority, Avon Grove Charter School, Revenue Bonds
5.00%, due 3/1/27	2,375,000	2,406,884
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (a)	680,000	610,359
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.25%, due 10/15/47	1,000,000	866,262
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (a)
5.00%, due 9/15/27	705,000	705,099
5.00%, due 9/15/28	740,000	739,459
5.00%, due 9/15/29	150,000	149,386
5.00%, due 9/15/37	640,000	655,123
5.00%, due 9/15/37	2,755,000	2,498,809

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	$ 150,000	$ 140,217
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
4.00%, due 7/1/49	1,660,000	1,355,645
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	209,274
Series A
5.00%, due 1/1/39	290,000	283,689
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (a)
5.00%, due 10/15/34	5,225,000	4,207,920
5.125%, due 10/15/41	4,650,000	3,279,007
5.875%, due 10/15/40	3,700,000	2,865,946
6.25%, due 10/15/53	9,150,000	6,624,274
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,215,000	1,263,205
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	346,141
5.00%, due 12/1/49	1,020,000	842,927
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A
6.00%, due 7/15/38	2,515,000	2,536,828
Series A
6.50%, due 7/15/48	4,150,000	4,176,752
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO-2
5.00%, due 5/1/46	3,955,000	3,591,577
Jefferson County Hospital Authority (The), Punxsutawney Area Hospital, Inc., Revenue Bonds
4.50%, due 1/15/27 (a)	5,270,000	5,298,274
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	2,589,913
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/49	3,450,000	2,682,430
5.00%, due 12/1/49	1,825,000	1,657,530
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	2,750,000	2,079,838
Lehigh County General Purpose Authority, Lehigh Valley Academy Regional Charter School, Revenue Bonds
4.00%, due 6/1/52	1,000,000	766,738
4.00%, due 6/1/57	4,500,000	3,353,711
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
Insured: BAM
4.00%, due 9/1/44	3,000,000	2,697,968
4.00%, due 9/1/49	4,750,000	3,902,755
Insured: AG-CR
4.00%, due 9/1/49	15,610,000	12,807,313

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	$ 3,995,000	$ 3,091,929
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,558,783
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (c)	9,250,000	8,876,129
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,634,080
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 6/30/42	2,000,000	1,941,348
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
Insured: AG
5.00%, due 12/31/57	7,900,000	7,472,196
5.25%, due 6/30/53	8,395,000	7,914,015
5.75%, due 6/30/48	6,560,000	6,623,660
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc. Project, Revenue Bonds
5.45%, due 1/1/51 (a)(b)(c)	8,850,000	8,990,444
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (b)
Series B
5.00%, due 6/1/49	7,600,000	7,087,312
Series 1-C
5.00%, due 6/1/51	4,950,000	4,455,625
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/46	6,770,000	5,764,512
Series A
4.00%, due 12/1/50	7,650,000	6,295,694
Series A, Insured: BAM
4.00%, due 12/1/50	46,265,000	39,376,600
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (a)	5,825,000	5,667,550
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds (a)
5.00%, due 6/15/39	1,725,000	1,671,605
5.00%, due 6/15/43	1,500,000	1,398,878
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,046,103
Series A
5.00%, due 5/1/50	3,130,000	2,738,563
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	915,000	897,736
Series A
5.00%, due 8/1/50	1,050,000	977,353
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (a)
5.00%, due 3/15/45	300,000	318,812

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (a)
5.00%, due 3/15/45 (d)(e)	$ 1,982,634	$ 991,317
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (a)	1,700,000	1,495,485
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A
5.125%, due 6/1/38	3,660,000	3,471,162
Series A
5.25%, due 6/1/48	3,085,000	2,724,970
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,110,606
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	5,065,000	5,068,156
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	907,442
5.00%, due 6/1/46	4,625,000	3,737,381
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	1,982,889
		332,158,329
Puerto Rico 11.8%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	43,900,000	8,387,060
Series B
(zero coupon), due 5/15/57	65,600,000	1,777,143
5.50%, due 5/15/39	895,000	907,530
5.625%, due 5/15/43	36,560,000	37,176,870
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	18,342,086
Series A-1
4.00%, due 7/1/35	53,687,833	51,244,140
Series A-1
4.00%, due 7/1/37	33,727,084	31,786,050
Series A-1
4.00%, due 7/1/41	19,323,126	16,854,583
Series A-1
4.00%, due 7/1/46	12,500,000	10,432,889
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	175,075,699	108,984,623
(zero coupon), due 11/1/51	84,890,174	53,586,922
(zero coupon), due 11/1/51	27,500,000	7,150,000
(zero coupon), due 11/1/51	33,404,850	15,199,207
(zero coupon), due 11/1/51	20,182,907	11,075,370

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	$ 138,154,981	$ 132,857,774
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series C
3.50%, due 7/1/26	14,625,000	14,186,860
Series A
5.00%, due 7/1/27	345,000	352,299
Series A
5.00%, due 7/1/30	4,135,000	4,325,610
Series A
5.00%, due 7/1/35	15,960,000	16,452,856
Series A
5.00%, due 7/1/37	5,750,000	5,924,705
Series A
5.00%, due 7/1/47	127,655,000	120,284,353
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
5.00%, due 7/1/33	5,300,000	5,532,752
Series B
5.00%, due 7/1/37	20,695,000	21,244,258
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (d)(e)(g)	1,015,000	554,444
Series UU, Insured: AG
3.568%, due 7/1/29	3,370,000	3,230,401
Series ZZ
4.25%, due 7/1/20 (d)(e)(g)	1,355,000	740,169
Series CCC
4.25%, due 7/1/23 (d)(e)	1,150,000	628,187
Series CCC
4.375%, due 7/1/22 (d)(e)(g)	115,000	62,819
Series CCC
4.60%, due 7/1/24 (d)(e)	200,000	109,250
Series CCC
4.625%, due 7/1/25 (d)(e)	1,085,000	592,681
Series XX
4.75%, due 7/1/26 (d)(e)	320,000	175,600
Series ZZ
4.75%, due 7/1/27 (d)(e)	405,000	222,244
Series A
4.80%, due 7/1/29 (d)(e)	690,000	378,638
Series DDD
5.00%, due 7/1/20 (d)(e)(g)	3,250,000	1,775,312
Series TT
5.00%, due 7/1/20 (d)(e)(g)	2,195,000	1,199,019
Series CCC
5.00%, due 7/1/21 (d)(e)(g)	470,000	256,738

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
5.00%, due 7/1/21 (d)(e)(g)	$ 275,000	$ 150,219
Series TT
5.00%, due 7/1/21 (d)(e)(g)	1,215,000	663,694
Series TT
5.00%, due 7/1/23 (d)(e)	365,000	199,381
Series CCC
5.00%, due 7/1/24 (d)(e)	1,845,000	1,007,831
Series TT
5.00%, due 7/1/24 (d)(e)	450,000	245,813
Series CCC
5.00%, due 7/1/25 (d)(e)	575,000	314,094
Series TT
5.00%, due 7/1/25 (d)(e)	1,030,000	562,637
Series TT
5.00%, due 7/1/26 (d)(e)	1,050,000	576,187
Series TT, Insured: AG-CR
5.00%, due 7/1/27	150,000	149,996
Series TT
5.00%, due 7/1/27 (d)(e)	1,250,000	685,937
Series WW
5.00%, due 7/1/28 (d)(e)	380,000	208,525
Series TT
5.00%, due 7/1/32 (d)(e)	9,320,000	5,114,350
Series A
5.00%, due 7/1/42 (d)(e)	8,755,000	4,804,306
Series A
5.05%, due 7/1/42 (d)(e)	825,000	452,719
Series ZZ
5.25%, due 7/1/20 (d)(e)(g)	225,000	122,906
Series ZZ
5.25%, due 7/1/23 (d)(e)	620,000	338,675
Series AAA
5.25%, due 7/1/24 (d)(e)	3,000,000	1,638,750
Series WW
5.25%, due 7/1/25 (d)(e)	1,605,000	876,731
Series AAA
5.25%, due 7/1/26 (d)(e)	110,000	60,363
Series ZZ
5.25%, due 7/1/26 (d)(e)	3,520,000	1,931,600
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	634,840
Series AAA
5.25%, due 7/1/30 (d)(e)	985,000	540,519
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,874,948

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	$ 345,000	$ 345,003
Series WW
5.25%, due 7/1/33 (d)(e)	8,310,000	4,560,112
Series XX
5.25%, due 7/1/35 (d)(e)	2,265,000	1,242,919
Series XX
5.25%, due 7/1/40 (d)(e)	18,055,000	9,907,681
Series BBB
5.40%, due 7/1/28 (d)(e)	9,615,000	5,276,231
Series WW
5.50%, due 7/1/38 (d)(e)	11,595,000	6,362,756
Series XX
5.75%, due 7/1/36 (d)(e)	4,055,000	2,225,181
Series A
6.75%, due 7/1/36 (d)(e)	11,550,000	6,338,062
Series A
7.00%, due 7/1/33 (d)(e)	1,500,000	823,125
Series A
7.00%, due 7/1/43 (d)(e)	4,750,000	2,606,562
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (d)(e)
Series EEE
5.95%, due 7/1/30	25,585,000	14,039,769
Series EEE
6.05%, due 7/1/32	12,265,000	6,730,419
Series YY
6.125%, due 7/1/40	44,950,000	24,666,312
Series EEE
6.25%, due 7/1/40	10,165,000	5,578,044
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	1,180,000	1,183,222
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	1,842,000	1,469,607
Series A-1
(zero coupon), due 7/1/46	231,114,000	71,920,389
Series A-1
(zero coupon), due 7/1/51	99,595,000	22,946,529
(zero coupon), due 8/1/54	516,302	95,032
Series A-2
4.329%, due 7/1/40	20,500,000	19,081,213
Series A-1
4.75%, due 7/1/53	30,968,000	27,796,180
Series A-2
4.784%, due 7/1/58	18,087,000	15,968,486

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	$ 101,491,000	$ 92,896,377
		1,073,205,674
Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AG
(zero coupon), due 9/1/26	685,000	662,458
Series A, Insured: AG
(zero coupon), due 9/1/29	1,835,000	1,604,820
Series A, Insured: AG
(zero coupon), due 9/1/30	1,835,000	1,540,981
Series A, Insured: AG
(zero coupon), due 9/1/32	1,500,000	1,147,880
Series A, Insured: AG
(zero coupon), due 9/1/34	1,000,000	689,115
Series A, Insured: AG
(zero coupon), due 9/1/35	360,000	234,407
Series A, Insured: AG
(zero coupon), due 9/1/36	470,000	288,561
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	78,620,000	13,028,545
		19,196,767
South Carolina 0.7%
County of Berkeley, Nexton Improvement District, Special Assessment
4.375%, due 11/1/49	1,500,000	1,249,588
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	879,279
Series A
5.00%, due 4/1/54	3,000,000	2,733,115
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (a)	3,530,000	2,272,949
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
5.25%, due 11/15/47	5,025,000	4,665,516
5.25%, due 11/15/52	1,490,000	1,351,438
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.75%, due 11/15/54	3,250,000	3,251,511
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,080,043
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	18,227,840

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/50	$ 4,805,000	$ 4,147,763
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,175,633
Series B, Insured: BAM
4.00%, due 12/1/55	14,546,000	12,259,639
		60,294,314
Tennessee 0.4%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,586,749
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
Insured: AG-CR
4.00%, due 5/1/51	13,405,000	11,162,295
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	2,830,000	2,196,950
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	1,880,000	1,744,255
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,650,000	8,304,092
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (c)	6,550,000	6,853,870
		32,848,211
Texas 4.4%
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A
5.00%, due 8/15/54	1,325,000	1,181,688
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
4.00%, due 7/15/45	260,000	192,014
5.00%, due 7/15/41	3,300,000	2,969,014
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (a)
Series A
3.625%, due 7/1/26 (b)	14,805,000	14,293,230
Series B
6.50%, due 7/1/26	13,700,000	13,003,639
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	239,448
(zero coupon), due 1/1/34	3,275,000	2,361,640

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/35	$ 3,700,000	$ 2,558,125
(zero coupon), due 1/1/36	2,000,000	1,290,928
(zero coupon), due 1/1/39	3,500,000	1,836,957
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,518,225
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,355,000	1,772,600
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds
Series B-1
4.00%, due 7/15/41 (b)	4,100,000	3,522,789
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A
4.00%, due 7/1/48 (b)	6,810,000	5,645,159
City of Houston, Airport System, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/53 (b)	3,500,000	3,499,619
City of Houston, United Airlines, Inc., Revenue Bonds (b)
Series B
5.50%, due 7/15/37	4,045,000	4,210,231
Series B
5.50%, due 7/15/39	13,285,000	13,652,423
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (a)	1,250,000	1,087,060
City of Lowry Crossing, Simpson Road Public Improvement District Projects, Special Assessment
6.00%, due 9/15/55 (a)	1,300,000	1,295,685
City of Princeton, Eastridge Public Improvement District Improvement Area No. 4, Special Assessment
5.625%, due 9/1/55 (a)	700,000	678,422
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,372,963
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment (a)
5.375%, due 12/31/45	1,750,000	1,753,234
5.625%, due 12/31/55	2,500,000	2,507,989
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	1,725,000	1,223,286
Grand Parkway Transportation Corp., Grand Parkway System, Revenue Bonds, First Tier
Series C, Insured: AG-CR
4.00%, due 10/1/49	72,540,000	62,578,706
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	867,091
Series A
5.00%, due 6/1/38	1,960,000	1,724,248

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	$ 65,000	$ 62,580
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	515,082
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,775
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	636,196
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	183,018
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	126,003
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	220,000	116,005
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,175,000	560,524
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	455,000	225,380
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,070,000	475,085
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,095,000	509,430
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	760,000	314,730
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	575,000	251,201
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	125,000	48,143
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,287,732
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/38	35,615,000	17,005,550
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/40	1,310,000	545,132
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,462,962
Houston Higher Education Finance Corp., Houston Christian University Project, Revenue Bonds
5.25%, due 10/1/54	1,500,000	1,388,021
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
3.00%, due 9/1/47	2,330,000	1,515,125
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,457,004
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/36	1,000,000	909,204
4.00%, due 8/15/41	6,315,000	5,269,117
4.00%, due 8/15/46	880,000	687,456

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/56	$ 6,900,000	$ 4,979,530
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AG
4.00%, due 7/1/48	1,000,000	810,434
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	350,000	280,655
4.00%, due 11/1/55	1,250,000	963,933
5.00%, due 11/1/55	1,200,000	1,083,681
5.00%, due 11/1/60	5,000,000	4,454,041
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	555,000	384,297
Series A-1
5.00%, due 12/1/54	3,770,000	3,132,702
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (a)
Series A
5.00%, due 8/15/40	3,950,000	3,480,569
Series A
5.00%, due 8/15/50	750,000	609,906
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (a)	3,880,000	3,307,534
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (a)
Series A
5.00%, due 8/15/54	5,245,000	4,571,343
Series A
5.00%, due 8/15/59	4,400,000	3,773,919
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,122,502
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	5,900,000	4,656,419
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	17,800,000	12,980,461
5.00%, due 1/1/50	1,750,000	1,733,771
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (b)	4,035,000	3,163,772
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (b)	2,500,000	2,047,987
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	1,400,000	1,322,607
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	5,950,000	5,951,888

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	$ 4,000,000	$ 2,947,862
Sherman Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 2/15/53	4,750,000	4,786,970
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,318,475
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,211,901
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	2,764,084
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.713%, due 9/15/27	28,450,000	28,500,334
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,005,085
Series A
4.00%, due 12/31/38	2,745,000	2,551,934
Series A
4.00%, due 12/31/39	4,385,000	4,008,542
5.50%, due 12/31/58 (b)	26,000,000	26,044,741
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (b)	58,605,000	53,560,047
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,459,096
Series A
(zero coupon), due 8/1/44	4,200,000	1,538,040
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,185,000	6,256,883
		396,161,813
U.S. Virgin Islands 2.3%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	23,765,000	24,367,687
Series A
5.00%, due 10/1/32	37,995,000	38,799,062
Series A
5.00%, due 10/1/39	104,875,000	104,703,624
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (a)	16,670,000	16,672,105

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/32	$ 13,200,000	$ 13,177,887
Series A
5.00%, due 10/1/34 (a)	2,600,000	2,551,791
Series C
5.00%, due 10/1/39 (a)	9,310,000	8,771,786
		209,043,942
Utah 1.9%
Black Desert Public Infrastructure District, Limited General Obligation (a)
Series A
3.75%, due 3/1/41	410,000	342,265
Series A
4.00%, due 3/1/51	9,850,000	7,619,563
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (a)	14,500,000	14,099,989
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/51	8,450,000	8,215,109
Series A
5.25%, due 7/1/48	17,950,000	17,907,873
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (a)
4.50%, due 6/1/51	8,070,000	6,522,502
4.625%, due 6/1/57	4,000,000	3,178,386
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (a)	2,000,000	1,594,551
Mida Mountain Village Public Infrastructure District, Special Assessment (a)
Series A
4.50%, due 8/1/40	1,500,000	1,417,218
Series A
5.00%, due 8/1/50	5,000,000	4,618,254
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,695,544
Series A-1
4.00%, due 6/1/41	2,430,000	2,097,193
Series A-1
4.00%, due 6/1/52	14,425,000	11,112,545
Moonlight Village Public Infrastructure District No. 1, Limited General Obligation
Series A
6.00%, due 3/1/56 (a)	1,660,000	1,568,231
SkyRidge Pegasus Infrastructure Financing District, SkyRidge Pegasus Assessment Area, Special Assessment
5.25%, due 12/1/44 (a)	4,500,000	4,215,341
Tech Ridge Public Infrastructure District, Tech Ridge Assessment Area, Special Assessment
6.25%, due 12/1/54 (a)	6,000,000	6,008,224
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (a)	7,500,000	6,438,929

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	$ 2,975,000	$ 2,545,484
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	2,801,637
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 4/15/45	2,020,000	1,719,448
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/45	1,870,000	1,560,994
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/54	4,700,000	3,702,342
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,437,614
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,014,762
4.00%, due 10/15/42	3,970,000	3,410,209
Series A
5.00%, due 10/15/32	1,615,000	1,652,334
Series A
5.00%, due 10/15/34	3,085,000	3,139,997
Series A
5.00%, due 10/15/37	1,100,000	1,110,702
Series A
5.00%, due 10/15/40	3,780,000	3,786,653
5.00%, due 10/15/46	4,900,000	4,687,670
Series A
5.375%, due 10/15/40	5,910,000	5,976,012
5.625%, due 10/15/38	2,530,000	2,719,775
6.00%, due 10/15/47	6,350,000	6,674,813
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/34	1,410,000	1,365,232
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (a)	6,000,000	6,089,537
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	12,000,000	11,728,494
		170,775,426
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	1,867,511
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (b)	3,500,000	2,936,160
		4,803,671

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia 1.9%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
5.00%, due 7/1/46	$ 2,975,000	$ 2,927,800
5.00%, due 7/1/51	5,995,000	5,778,760
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,700,000	5,857,158
Series A
5.00%, due 1/1/55	16,100,000	13,639,807
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	6,065,283
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,078,869
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,364,942
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,176,622
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	7,720,000	7,722,105
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,590,000	3,447,232
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	840,000	671,775
5.00%, due 4/1/49	1,000,000	893,937
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-1
6.706%, due 6/1/46	29,865,000	23,507,106
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	9,500,000	7,280,864
4.00%, due 6/1/46	1,360,000	1,124,386
6.00%, due 6/1/55	3,200,000	3,326,545
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (a)	1,945,000	1,494,151
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (b)	4,000,000	3,042,643
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
4.00%, due 7/1/39	1,380,000	1,251,297
4.00%, due 1/1/48	20,170,000	16,326,607
5.00%, due 1/1/36	1,345,000	1,381,526
5.00%, due 1/1/38	3,000,000	3,034,844
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	2,510,000	2,112,623

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	$ 11,840,000	$ 9,470,305
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	3,000,000	2,868,263
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/52 (b)	15,415,000	14,456,794
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/56 (b)	28,125,000	26,018,384
		171,320,628
Washington 1.5%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	3,767,817
5.125%, due 12/1/52	2,550,000	2,395,356
Pend Oreille County Public Utility District No. 1, Green Bond, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,641,716
5.00%, due 1/1/48	5,130,000	5,095,406
Port of Seattle, Intermediate Lien, Revenue Bonds
Series B
5.00%, due 8/1/47 (b)	5,800,000	5,613,613
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (b)	1,825,000	1,824,930
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(b)	5,750,000	5,683,470
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	8,685,000	8,509,816
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,467,016
Series A
5.00%, due 10/1/40	3,000,000	2,822,546
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	1,475,000	1,232,974
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,178,279
Series B
3.00%, due 7/1/48	2,465,000	1,683,708
Series B
3.00%, due 7/1/58	8,875,000	5,383,225
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	8,569,150
Series B, Insured: AG-CR
3.00%, due 7/1/58	4,000,000	2,493,606

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Insured: AG-CR
4.00%, due 7/1/58	$ 8,810,000	$ 7,100,739
Series B, Insured: AG-CR
4.00%, due 7/1/58	1,750,000	1,431,637
5.00%, due 7/1/58	9,750,000	9,175,981
Washington State Convention Center Public Facilities District, Revenue Bonds
Series B
3.00%, due 7/1/58	3,690,000	2,276,751
Washington State Convention Center Public Facilities District, Lodging, Revenue Bonds
Series B
4.00%, due 7/1/48	1,010,000	805,550
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (a)
Series A
4.00%, due 1/1/41	3,820,000	2,886,319
Series A
4.00%, due 1/1/51	1,700,000	1,073,937
Series A
4.00%, due 1/1/57	7,785,000	4,677,951
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	2,900,000	2,468,833
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds (a)
Series A
5.50%, due 7/1/50	7,700,000	7,510,143
Series A
5.75%, due 7/1/60	10,400,000	10,389,746
Series B
7.00%, due 7/1/64	2,500,000	2,527,149
Washington State Housing Finance Commission, Provident Group-SH I Properties LLC, Revenue Bonds
5.50%, due 7/1/59	6,000,000	5,996,558
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	79,194
4.00%, due 12/1/37	305,000	219,673
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,520,000	8,721,108
5.50%, due 12/1/33	2,070,000	1,982,193
		132,686,090
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (a)	4,170,000	4,271,976
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	3,814,384
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, Tax Allocation
5.25%, due 6/1/44	1,250,000	1,213,855
5.25%, due 6/1/53	2,000,000	1,882,826

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	$ 3,750,000	$ 3,115,342
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (a)	925,000	767,975
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (a)	4,000,000	4,032,141
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 1/1/37	4,825,000	4,571,644
Series A, Insured: AG-CR
4.00%, due 1/1/38	2,500,000	2,332,938
Series A, Insured: AG-CR
4.125%, due 1/1/47	13,200,000	11,185,734
		37,188,815
Wisconsin 4.0%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B
(zero coupon), due 1/1/60	70,900,000	5,120,696
Series A-1
5.00%, due 1/1/55	18,765,000	15,372,924
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (a)
4.00%, due 3/1/26	755,000	749,615
4.00%, due 3/1/30	950,000	901,249
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (a)	160,000	158,154
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	4,000,000	3,757,619
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (a)	900,000	748,723
4.00%, due 4/1/42 (a)	100,000	105,152
4.00%, due 4/1/52 (a)	3,000,000	2,253,511
5.00%, due 4/1/30 (a)	100,000	105,736
5.00%, due 4/1/30 (a)	600,000	614,763
5.00%, due 4/1/40 (a)	300,000	287,050
5.00%, due 4/1/50 (a)	100,000	109,325
5.00%, due 4/1/50 (a)	1,400,000	1,232,930
5.875%, due 4/1/45	6,250,000	6,049,688
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	8,671,863
Series A
4.00%, due 1/1/52	3,130,000	2,281,981

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 7/1/50	$ 1,000,000	$ 844,128
Series A, Insured: AG
4.00%, due 7/1/55	1,250,000	1,027,949
Series A, Insured: AG
4.00%, due 7/1/59	775,000	630,281
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	2,863,763
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (b)
4.00%, due 9/30/51	13,995,000	10,832,865
4.00%, due 3/31/56	8,965,000	6,753,779
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (a)	1,565,000	1,155,275
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	2,250,000	1,555,303
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,500,000	3,360,195
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/28	1,000,000	1,033,378
Series A
5.00%, due 10/1/29	2,000,000	2,078,561
Series A
5.00%, due 10/1/34	1,090,000	1,108,090
Series A
5.00%, due 10/1/39	16,300,000	15,934,032
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (a)	750,000	744,758
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,430,760
5.00%, due 1/1/45	560,000	521,595
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	1,025,000	999,420
Series C
5.00%, due 7/1/42	4,500,000	4,387,696
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,279,264
Series B
5.00%, due 6/1/49	2,720,000	2,512,782

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	$ 1,900,000	$ 1,539,624
5.50%, due 1/1/47	5,860,000	5,002,233
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	1,844,264
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (a)	1,100,000	930,738
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (a)	4,700,000	3,686,265
Public Finance Authority, Nevada State College, Revenue Bonds (a)
Series A
5.00%, due 5/1/60	6,500,000	4,087,841
Series B
9.00%, due 5/1/71	2,985,000	1,448,155
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/62	5,000,000	4,620,399
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	1,850,900
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.25%, due 6/15/50	1,000,000	984,484
Series A
5.25%, due 6/15/55	1,500,000	1,463,802
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds
Series C
5.75%, due 6/15/55	1,000,000	949,180
Public Finance Authority, North East Carolina Preparatory School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/54	1,000,000	938,972
Public Finance Authority, AIDS Healthcare Foundation Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/54	5,000,000	4,519,310
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (a)
Series A
5.75%, due 7/1/53	3,950,000	3,760,183
Series A
5.75%, due 7/1/63	20,150,000	18,793,609
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 6/30/60	31,660,000	30,535,772
5.75%, due 12/31/65	113,475,000	108,346,872
6.50%, due 12/31/65	27,000,000	28,199,969

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (a)(d)(e)	$ 2,000,000	$ 1,237,352
Public Finance Authority, Lindenwood Education System, Revenue Bonds
Series B
6.00%, due 6/1/28 (a)	5,000,000	4,991,126
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (a)	12,440,000	12,702,112
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	445,000	375,982
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,302,798
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,300,000	3,055,577
		361,742,372
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	11,933,000	11,936,215
Total Long-Term Municipal Bonds (Cost $9,193,808,720)		8,643,453,314
Short-Term Municipal Notes 4.0%
California 0.4%
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A-1
2.50%, due 7/1/50 (h)	4,000,000	4,000,000
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A-2
2.50%, due 7/1/51 (h)	30,200,000	30,200,000
Tender Option Bond Trust Receipts, Revenue Bonds
Series XF3028
3.00%, due 4/1/43 (a)(h)	4,777,000	4,777,000
		38,977,000
Connecticut 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
2.33%, due 7/1/48 (a)(h)	8,100,000	8,100,000
District of Columbia 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
Series XG0601
3.00%, due 1/1/65 (a)(h)	9,360,000	9,360,000

	Principal Amount	Value
Short-Term Municipal Notes
Florida 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
2.32%, due 4/1/47 (a)(h)	$ 10,700,000	$ 10,700,000
Georgia 0.6%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, First Series
Series 1
2.85%, due 11/1/62 (b)(h)	23,640,000	23,640,000
Development Authority of Appling County, Georgia Power Co., Revenue Bonds
2.85%, due 9/1/29 (h)	6,400,000	6,400,000
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds
Series 1
2.80%, due 11/1/52 (h)	8,595,000	8,595,000
Roswell Development Authority, WellStar Health System, Inc., Revenue Bonds
Series A
2.80%, due 4/1/47 (h)	13,995,000	13,995,000
		52,630,000
Hawaii 0.1%
Department of Budget and Finance of the State of Hawaii, Queen's Health Systems (The), Revenue Bonds
Series B
2.35%, due 7/1/60 (h)	10,800,000	10,800,000
Illinois 0.3%
Illinois Finance Authority, Northshore-Edward-Elmhurst Health Credit Group, Revenue Bonds
Series C
2.65%, due 8/15/57 (h)	16,750,000	16,750,000
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series C
2.75%, due 7/15/55 (h)	10,210,000	10,210,000
		26,960,000
Kentucky 0.1%
County of Meade, Nucor Steel Brandenburg Project, Revenue Bonds
Series B-1
3.25%, due 8/1/61 (h)	8,400,000	8,400,000
Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.95%, due 4/1/31 (b)(h)	3,000,000	3,000,000
		11,400,000
New York 0.5%
City of New York, Unlimited General Obligation
Series A-2
2.75%, due 10/1/38 (h)	16,225,000	16,225,000
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series AA-5
2.75%, due 6/15/48 (h)	13,750,000	13,750,000

	Principal Amount	Value
Short-Term Municipal Notes
New York
New York City Transitional Finance Authority, Revenue Bonds
Series C-4
2.80%, due 11/1/44 (h)	$ 14,800,000	$ 14,800,000
		44,775,000
North Carolina 0.1%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health, Revenue Bonds
Series E
2.80%, due 1/15/42 (h)	7,390,000	7,390,000
Ohio 0.4%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
2.55%, due 1/1/52 (h)	25,000,000	25,000,000
Tender Option Bond Trust Receipts, Revenue Bonds
2.33%, due 5/1/54 (a)(h)	5,630,000	5,630,000
		30,630,000
Pennsylvania 0.2%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds (h)
Series D-3
2.75%, due 11/1/61	12,170,000	12,170,000
Series D-2
2.85%, due 11/1/61	9,150,000	9,150,000
		21,320,000
South Carolina 0.1%
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Revenue Bonds
Series C
2.75%, due 5/1/48 (h)	11,655,000	11,655,000
Texas 0.5%
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
2.40%, due 5/15/34 (h)	1,850,000	1,850,000
Mission Economic Development Corp., Republic Services, Inc., Revenue Bonds (b)(h)
4.10%, due 1/1/26	5,000,000	5,000,000
Series A
4.10%, due 5/1/50	13,000,000	13,000,000
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series A
2.20%, due 11/15/50 (h)	25,000,000	25,000,000
		44,850,000

	Principal Amount	Value
Short-Term Municipal Notes
Washington 0.4%
County of King, Sewer, Revenue Bonds, Junior Lien
2.70%, due 1/1/42 (h)	$ 31,525,000	$ 31,525,000
Total Short-Term Municipal Notes (Cost $361,072,000)		361,072,000
Total Municipal Bonds (Cost $9,554,880,720)		9,004,525,314

Long-Term Bonds 0.3%
Corporate Bonds 0.3%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,353,885
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/41	20,000,000	5,820,233
(zero coupon), due 2/15/46	9,250,000	1,757,247
Wildflower Improvement Association
6.625%, due 3/1/31 (a)	1,754,658	1,715,564
		13,646,929
Diversified Financial Services 0.1%
Churchill LBC LLC
Series 2025
9.25%, due 1/1/31 (a)	7,500,000	7,509,082
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	9,350,000	8,578,625
Total Corporate Bonds (Cost $29,239,297)		29,734,636
Total Long-Term Bonds (Cost $29,239,297)		29,734,636

	Shares	Value
Closed-End Funds 1.0%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	735,487
Delaware 0.0% ‡
BlackRock MuniYield Fund, Inc.	200,504	1,986,995
Georgia 0.1%
Invesco Advantage Municipal Income Trust II	203,416	1,670,046
Invesco Municipal Opportunity Trust	127,228	1,155,230

	Shares	Value
Closed-End Funds
Georgia
Invesco Municipal Trust	173,210	$ 1,564,086
Invesco Trust for Investment Grade Municipals	224,621	2,124,915
		6,514,277
Illinois 0.3%
BlackRock Municipal Income Trust II	74,692	733,475
Nuveen AMT-Free Quality Municipal Income Fund	640,262	6,876,414
Nuveen California Quality Municipal Income Fund	387,003	4,260,903
Nuveen Municipal Credit Income Fund	721,308	8,439,304
Nuveen Quality Municipal Income Fund	439,229	4,897,403
		25,207,499
Massachusetts 0.0% ‡
DWS Municipal Income Trust	130,807	1,122,324
Eaton Vance Municipal Bond Fund	69,701	667,735
Pioneer Municipal High Income Advantage Fund, Inc.	130,461	1,058,039
Pioneer Municipal High Income Fund Trust	122,710	1,101,936
		3,950,034
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	2,675,907
Multi-State 0.2%
BlackRock Municipal 2030 Target Term Trust	427,334	9,469,721
BlackRock Municipal Income Quality Trust	18,136	188,977
BlackRock MuniYield Quality Fund II, Inc.	588,091	5,551,579
BlackRock MuniYield Quality Fund, Inc.	287,227	3,148,008
		18,358,285
New Jersey 0.1%
BlackRock MuniHoldings Fund, Inc.	472,626	5,255,601
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	384,935	4,164,997
		9,420,598
New York 0.3%
BlackRock Municipal Income Trust	188,254	1,801,591
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	4,993,777
BlackRock MuniVest Fund, Inc.	259,455	1,714,998
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,001,074
BlackRock New York Municipal Income Trust	26,795	251,873
Nuveen AMT-Free Municipal Credit Income Fund	827,673	9,642,390
Nuveen New York AMT-Free Quality Municipal Income Fund	3,154	29,521
		23,435,224
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	4,902	48,971
Total Closed-End Funds (Cost $107,103,452)		92,333,277

	Shares	Value
Short-Term Investment 0.5%
Unaffiliated Investment Company 0.5%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (i)	39,586,730	$ 39,586,730
Total Short-Term Investment (Cost $39,586,730)		39,586,730
Total Investments (Cost $9,730,810,199)	101.0%	9,166,179,957
Other Assets, Less Liabilities	(1.0)	(89,621,740)
Net Assets	100.0%	$ 9,076,558,217

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(g)	Illiquid security—As of July 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $31,848,410, which represented 0.4% of the Fund’s net assets.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2025.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(1,375)	September 2025	$ (154,054,645)	$ (155,482,422)	$ (1,427,777)
U.S. Treasury Long Bonds	(1,750)	September 2025	(198,730,350)	(199,828,125)	(1,097,775)
Net Unrealized Depreciation					$ (2,525,552)

1.	As of July 31, 2025, cash in the amount of $9,981,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
AG—Assured Guaranty
AMBAC—Ambac Assurance Corp.

BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,643,453,314	$ —	$ 8,643,453,314
Short-Term Municipal Notes	—	361,072,000	—	361,072,000
Total Municipal Bonds	—	9,004,525,314	—	9,004,525,314
Long-Term Bonds
Corporate Bonds	—	29,734,636	—	29,734,636
Total Corporate Bonds	—	29,734,636	—	29,734,636
Closed-End Funds	92,333,277	—	—	92,333,277
Short-Term Investment
Unaffiliated Investment Company	39,586,730	—	—	39,586,730
Total Investments in Securities	$ 131,920,007	$ 9,034,259,950	$ —	$ 9,166,179,957
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,525,552)	$ —	$ —	$ (2,525,552)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay New York Muni Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.3%
Long-Term Municipal Bonds 95.2%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate of Participation
Insured: AG State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 648,950
Insured: AG State Aid Withholding
4.00%, due 6/1/35	850,000	844,442
		1,493,392
Education 13.2%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	150,044
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	1,699,635
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,825,769
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,468,018
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,500,000	1,345,361
5.00%, due 10/1/43	2,000,000	1,810,468
5.00%, due 10/1/48	2,000,000	1,742,810
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,785,000	1,474,846
Series A
4.00%, due 11/1/45	4,800,000	3,647,188
Series A
4.00%, due 11/1/50	2,500,000	1,804,265
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	1,500,000	1,366,139
Series A
5.00%, due 8/1/52	3,995,000	3,567,358
Build NYC Resource Corp., Bold Charter School Project, Revenue Bonds (a)
5.625%, due 7/1/45	3,000,000	2,869,340
6.00%, due 7/1/60	5,335,000	5,180,448
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds (a)
Series A
4.00%, due 11/1/41	1,000,000	836,000
Series A
4.00%, due 11/1/51	1,000,000	756,659
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,054,568

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	$ 600,000	$ 575,913
Series A
5.00%, due 7/1/56	1,960,000	1,752,854
Build NYC Resource Corp., Grand Concourse Acadmey Charter School, Revenue Bonds
Series B
5.00%, due 7/1/62	2,000,000	1,759,261
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	1,150,000	1,137,374
Series A
5.50%, due 5/1/48	1,500,000	1,421,634
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	984,974
5.25%, due 7/1/52	5,845,000	5,594,443
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,198,978
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	2,500,000	1,500,000
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,625,000	1,626,375
Series A
5.00%, due 6/1/37	1,500,000	1,437,631
Series A
5.00%, due 6/1/47	3,100,000	2,724,947
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (a)
Series A
4.00%, due 6/15/51	1,000,000	741,511
Series A
4.00%, due 6/15/56	1,840,000	1,322,741
Build NYC Resource Corp., Nightingale-Bamford School Project (The), Revenue Bonds
5.00%, due 7/1/40	3,260,000	3,377,992
Build NYC Resource Corp., Success Academy Charter Schools Project, Revenue Bonds
4.00%, due 9/1/42	1,175,000	1,052,736
Build NYC Resource Corp., Success Academy Charter Schools, Inc. Obligated Group, Revenue Bonds
4.00%, due 9/1/40	1,700,000	1,566,279
4.00%, due 9/1/41	1,725,000	1,569,258
4.00%, due 9/1/43	880,000	781,203
4.00%, due 9/1/44	1,025,000	902,090
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (a)	1,375,000	1,287,382
Clinton County Capital Resource Corp., CVES BOCES Project, Revenue Bonds (a)
4.75%, due 7/1/43	3,000,000	2,855,091
5.00%, due 7/1/46	4,000,000	3,918,744

	Principal Amount	Value
Long-Term Municipal Bonds
Education
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	$ 1,200,000	$ 1,199,950
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,100,000	1,109,369
Series A
5.00%, due 7/1/45	3,500,000	3,402,231
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
5.00%, due 7/1/48	6,000,000	5,946,548
Dutchess County Local Development Corp., Vassar College Project, Revenue Bonds
5.00%, due 7/1/45	1,200,000	1,204,459
Hempstead Town Local Development Corp., Academy Charter School, Revenue Bonds
Series A
5.53%, due 2/1/40	1,100,000	1,002,847
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	873,235
5.00%, due 7/1/43	1,020,000	978,743
5.00%, due 7/1/48	1,100,000	1,023,727
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue Bonds (a)
Series A
5.00%, due 7/1/44	1,320,000	1,168,977
Series A
5.00%, due 7/1/59	2,000,000	1,660,769
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,362,575
Monroe County Industrial Development Corp., St. John Fisher University Project, Revenue Bonds
5.25%, due 6/1/49	630,000	641,585
5.25%, due 6/1/54	835,000	843,650
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	2,718,759
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/55	2,750,000	2,517,845
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.00%, due 7/1/50	3,245,000	3,243,824
Series A
5.50%, due 7/1/54	11,000,000	11,583,681
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,008
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,745,820

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, Iona University, Revenue Bonds
Insured: AG
5.50%, due 7/1/45	$ 850,000	$ 883,749
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	4,370,000	3,825,181
Series A
5.00%, due 7/1/38	4,580,000	4,700,066
New York State Dormitory Authority, Rockefeller University (The), Revenue Bonds
Series A
5.00%, due 7/1/53	3,500,000	3,517,977
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AG State Aid Withholding
5.00%, due 10/1/43	500,000	506,909
Series A, Insured: AG State Aid Withholding
5.25%, due 10/1/50	5,000,000	5,053,276
New York State Dormitory Authority, St. John's University, Revenue Bonds
5.00%, due 7/1/38	5,740,000	6,015,094
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
4.00%, due 7/1/40	200,000	160,714
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	2,621,583
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
4.50%, due 12/1/50	4,220,000	3,933,319
5.50%, due 12/1/56	6,860,000	7,230,540
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	2,621,532
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	757,261
Saratoga County Capital Resource Corp., Skidmore College Project, Revenue Bonds
Series A
4.00%, due 7/1/50	1,985,000	1,676,746
Series A
5.00%, due 7/1/45	1,220,000	1,225,147
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,014,520
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	2,620,708
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	927,439
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	485,000	488,237
Series A
5.00%, due 9/1/39	2,000,000	2,049,035

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	$ 200,000	$ 199,737
Series A
4.00%, due 10/15/30	355,000	353,816
Series A
5.00%, due 10/15/39	1,490,000	1,449,895
Series A
5.00%, due 10/15/49	2,275,000	2,032,614
Series A
5.00%, due 10/15/50	2,650,000	2,391,514
Series A
5.00%, due 10/15/54	1,895,000	1,662,365
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	2,933,714
		181,969,617
General 1.1%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	9,597,707	6,058,553
(zero coupon), due 11/1/51	1,316,277	722,307
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,013,884
Metropolitan Transportation Authority, Dedicated Tax Fund, Special Tax
Series A
4.00%, due 11/15/51	4,000,000	3,420,192
		15,214,936
General Obligation 7.6%
City of New York, Unlimited General Obligation
Series E-1
4.00%, due 4/1/45	5,000,000	4,434,663
Series F-1
5.00%, due 4/1/39	4,725,000	4,823,520
Series B-1
5.25%, due 10/1/41	2,500,000	2,635,587
Series D-1
5.25%, due 5/1/42	9,000,000	9,413,285
Series B-1
5.25%, due 10/1/43	3,000,000	3,126,365
Series E-1
5.25%, due 4/1/47	4,750,000	4,837,263
Series G-1
5.25%, due 2/1/53	2,500,000	2,554,556

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Newburgh, Limited General Obligation
Series A, Insured: AG
3.50%, due 7/15/36	$ 725,000	$ 683,122
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/26	50,000	50,004
5.50%, due 4/15/28	55,000	54,940
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	1,200,000	1,212,839
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	7,844,086	4,882,943
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	938,407
Series A-1
4.00%, due 7/1/33	2,000,000	1,951,585
Series A-1
4.00%, due 7/1/35	5,029,180	4,800,268
Series A-1
4.00%, due 7/1/46	5,000,000	4,173,156
Series A-1
5.625%, due 7/1/27	1,170,000	1,206,168
County of Clinton, Limited General Obligation
Insured: AG
4.00%, due 6/1/38 (b)	1,500,000	1,406,703
County of Nassau, Limited General Obligation
Series B, Insured: AG
5.00%, due 4/1/44	4,870,000	4,967,783
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	1,814,088
3.25%, due 4/15/34	1,250,000	1,209,726
County of Orange, Public Improvement, Limited General Obligation
Series A
2.375%, due 6/15/29	1,180,000	1,134,272
County of Rockland, Various Purpose, Limited General Obligation
Insured: AG
4.00%, due 5/1/44	915,000	826,777
County of Suffolk, Limited General Obligation
Series A
3.00%, due 10/15/38	5,555,000	4,867,623
County of Suffolk, Public Improvement, Limited General Obligation
Series A, Insured: AG
3.25%, due 6/1/36	715,000	654,350
Series A, Insured: AG
3.25%, due 6/1/37	725,000	652,777
Gloversville Enlarged School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/31	2,410,000	2,109,929

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	$ 1,015,000	$ 868,963
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	895,373
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	944,698
Kings Park Central School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.50%, due 7/15/30	1,530,000	1,455,118
Lackawanna City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/15/32	745,000	747,391
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AG State Aid Withholding
3.00%, due 5/1/33	400,000	381,702
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/29	6,985,000	6,985,259
South Country Central School District at Brookhaven, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 7/15/29	2,475,000	2,480,667
Town of Hempstead, Limited General Obligation
2.125%, due 6/15/39	3,715,000	2,685,686
4.00%, due 5/1/45	5,240,000	4,747,195
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,243,495
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,209,601
Insured: State Aid Withholding
2.00%, due 5/1/40	3,500,000	2,312,977
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,212,943
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	491,832
Insured: BAM
4.00%, due 4/1/34	510,000	511,537
Insured: BAM
4.00%, due 4/1/35	530,000	531,180
Insured: BAM
4.00%, due 4/1/36	550,000	550,758
Insured: BAM
4.00%, due 4/1/37	570,000	570,334
		105,249,408

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital 7.8%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AG-CR
3.375%, due 10/1/40	$ 7,990,000	$ 7,055,841
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AG
3.00%, due 4/1/50	6,835,000	4,653,992
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/49	1,300,000	1,087,501
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/25	215,000	216,038
Series A
5.00%, due 12/1/26	340,000	348,666
Series A
5.00%, due 12/1/27	400,000	417,434
Series A
5.00%, due 12/1/28	600,000	636,279
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,584,631
Series A
5.00%, due 11/1/37	1,500,000	1,420,259
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,318,838
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	540,863
Series A
5.00%, due 12/1/42	1,225,000	1,187,141
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	250,019
New York State Dormitory Authority, Garnet Health Medical Center, Revenue Bonds
5.00%, due 12/1/36 (a)	1,500,000	1,436,708
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/31	1,000,000	1,002,826
5.00%, due 12/1/32	3,000,000	3,001,369
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 9/1/50	4,235,000	3,335,671
5.25%, due 11/1/41	2,300,000	2,348,874
5.25%, due 11/1/42	2,400,000	2,428,987
5.25%, due 11/1/43	2,100,000	2,111,522
5.50%, due 11/1/47	1,500,000	1,526,199
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series A
5.25%, due 5/1/54	10,000,000	10,081,747

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	$ 2,375,000	$ 1,600,624
Series A
4.00%, due 7/1/40	1,000,000	946,889
Series A
4.00%, due 7/1/50	3,005,000	2,525,769
Series A
4.00%, due 7/1/53	8,450,000	6,977,145
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	96,277
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AG
5.50%, due 10/1/54	18,995,000	19,471,566
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 12/1/44	11,560,000	8,115,372
Series A, Insured: AG
4.00%, due 12/1/49	7,940,000	6,738,396
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/30	200,000	197,293
Series A
5.00%, due 8/1/31	250,000	244,065
Series A
5.00%, due 8/1/32	255,000	246,228
Series A
5.125%, due 8/1/44	2,000,000	1,616,826
Series A
5.375%, due 8/1/54	2,900,000	2,290,915
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	250,091
Westchester County Local Development Corp., Westchester Medical Centre, Revenue Bonds
Insured: AG
5.75%, due 11/1/48	6,200,000	6,576,300
		107,885,161
Housing 0.5%
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/45	1,900,000	1,900,834
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AG
3.25%, due 7/1/27	1,240,000	1,240,596
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	1,500,000	1,506,175

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	$ 250,000	$ 249,631
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/30	230,000	233,643
5.00%, due 6/1/31	320,000	324,041
5.00%, due 6/1/37	1,000,000	997,018
		6,451,938
Other Revenue 44.1%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	10,635,000	9,541,359
Series A
5.00%, due 11/1/53	22,500,000	22,873,432
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	2,757,723
5.25%, due 11/1/36	1,130,000	1,141,539
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,528,355
4.00%, due 7/1/36	2,300,000	2,116,180
4.00%, due 7/1/47	1,320,000	1,023,966
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	4,805,000	4,806,973
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AG
4.75%, due 12/15/32	2,000,000	2,000,121
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	950,000	950,212
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	477,623
5.625%, due 5/15/43	2,300,000	2,338,807
City of New York, Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
4.00%, due 12/1/33	5,350,000	5,433,285
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	5,419,965	2,466,084
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AG
3.25%, due 9/1/39	550,000	474,206
Insured: AG
3.25%, due 9/1/40	570,000	482,200
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,498,622

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	$ 7,108,050	$ 6,835,510
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	4,000,000	4,009,472
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,093,027
Series A
5.00%, due 2/15/30	1,600,000	1,652,248
Series A
5.00%, due 2/15/33	1,500,000	1,540,876
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	7,553,965
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	825,490
Series A
5.25%, due 7/1/56	1,745,000	1,333,429
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (c)	5,000,000	4,828,553
Series E
5.00%, due 9/1/48	6,000,000	6,032,001
Long Island Power Authority, Electric System, Revenue Bonds
Series C
2.74%, due 9/1/38	1,000,000	999,654
Series B
5.00%, due 9/1/35	2,500,000	2,547,087
5.00%, due 9/1/37	2,000,000	2,072,158
5.00%, due 9/1/38	1,000,000	1,032,149
Series B
5.00%, due 9/1/45	2,000,000	2,000,308
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	340,000	342,940
Series A
5.00%, due 10/1/30	3,140,000	3,219,631
Series A
5.00%, due 10/1/32	3,140,000	3,206,450
Series A
5.00%, due 10/1/39	11,915,000	11,895,530
Metropolitan Transportation Authority, Revenue Bonds
Series B-2
5.00%, due 11/15/48	5,000,000	5,022,725
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,006,709

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-1
5.00%, due 11/15/36	$ 3,355,000	$ 3,399,965
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,630,000	1,327,450
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	662,636
New York City Housing Development Corp., Revenue Bonds
Series C-1, Insured: HUD Sector 8
4.50%, due 8/1/54	5,830,000	5,299,089
Series F-1-A
4.55%, due 11/1/54	4,765,000	4,526,492
Series A-1
4.75%, due 11/1/50	3,700,000	3,513,736
Series A-1
4.80%, due 11/1/55	3,000,000	2,860,251
New York City Housing Development Corp., 8 Spruce Street Project, Revenue Bonds
Class D
4.00%, due 12/15/31	2,000,000	2,060,935
Class E
4.375%, due 12/15/31	3,100,000	3,177,307
Class F
5.25%, due 12/15/31	15,200,000	15,575,817
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G
3.85%, due 11/1/45	595,000	519,665
Series I-1-A
4.05%, due 11/1/41	1,000,000	917,781
Series F-1, Insured: FHA 542(C)
4.30%, due 11/1/37	1,500,000	1,481,285
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	833,112
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/37	1,000,000	872,833
Series A, Insured: AG
3.00%, due 1/1/39	6,955,000	5,797,195
Series A, Insured: AG
3.00%, due 1/1/40	8,315,000	6,711,747
Series A, Insured: AG
3.00%, due 1/1/46	10,000,000	7,176,678
New York City Industrial Development Agency, TrIPs Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	830,000	830,190

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
(zero coupon), due 3/1/40	$ 380,000	$ 180,191
Series A, Insured: AG
(zero coupon), due 3/1/44	1,065,000	387,315
Series A, Insured: AG
(zero coupon), due 3/1/45	200,000	68,369
Series A, Insured: AG
(zero coupon), due 3/1/46	4,080,000	1,318,439
Series A, Insured: AG
(zero coupon), due 3/1/47	1,115,000	337,241
Series A, Insured: AG-CR
3.00%, due 3/1/49	10,980,000	7,570,227
New York City Transitional Finance Authority, Revenue Bonds
Series S-3A, Insured: State Aid Withholding
4.00%, due 7/15/38	5,770,000	5,538,507
Series I-1
5.00%, due 5/1/50	7,000,000	7,062,290
Series A-1
5.25%, due 5/1/47 (d)	5,000,000	5,188,729
Series A-1
5.25%, due 5/1/48 (d)	4,000,000	4,144,598
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	5,576,205
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	5,000,000	5,069,821
Series S-3, Insured: State Aid Withholding
5.25%, due 7/15/45	5,000,000	5,100,500
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 5/1/44	4,000,000	3,558,381
Series E-1
4.00%, due 2/1/46	5,440,000	4,738,582
Series F-1
5.00%, due 2/1/47	5,000,000	5,017,567
Series C
5.25%, due 5/1/48	2,500,000	2,567,117
Series B
5.50%, due 5/1/47	2,830,000	2,954,192
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/40	7,120,000	7,120,775
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	9,000,000	2,824,313
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,015,059

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/43	$ 4,800,000	$ 1,829,757
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	836,955
Series A
5.00%, due 6/1/45	245,000	204,818
Series A
6.25%, due 6/1/41 (a)	4,500,000	4,232,732
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	685,928
New York Counties Tobacco Trust VI, Settlement Pass Through, Revenue Bonds
Series A-2B
5.00%, due 6/1/45	3,885,000	3,313,473
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (c)	11,150,000	11,630,122
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	5,559,186
Insured: AG-CR
4.00%, due 2/15/43	6,665,000	6,000,044
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,660,000	5,426,155
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.75%, due 11/15/41	3,515,000	2,543,840
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	1,250,000	946,708
Series A
3.125%, due 9/15/50	700,000	490,286
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	793,084
New York State Dormitory Authority, Revenue Bonds
Series A
4.00%, due 3/15/44	2,000,000	1,766,751
New York State Dormitory Authority, Master BOCES Lease Program, Revenue Bonds
5.00%, due 8/15/40	2,225,000	2,344,035
5.00%, due 8/15/41	3,250,000	3,395,318
5.00%, due 8/15/42	1,600,000	1,659,128
5.00%, due 8/15/43	1,550,000	1,595,746
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series E
5.00%, due 3/15/36	9,200,000	9,214,611

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series A
5.00%, due 2/15/41	$ 2,050,000	$ 2,062,629
New York State Dormitory Authority, Shelter Island Public Library Society, Revenue Bonds
5.50%, due 10/1/49	1,755,000	1,863,883
5.50%, due 10/1/54	1,550,000	1,642,582
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	7,643,084
Series E
4.00%, due 3/15/45	2,000,000	1,750,175
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,490,656
Series C
4.00%, due 4/1/34	3,000,000	2,999,328
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.096%, due 4/1/27	1,755,000	1,755,286
Series A
6.146%, due 4/1/28	1,350,000	1,350,349
Series A
6.205%, due 4/1/29	1,105,000	1,105,202
Series A
6.255%, due 4/1/30	1,050,000	1,050,255
Series A
6.308%, due 4/1/31	1,000,000	1,000,189
New York State Energy Research & Development Authority, Rochester Gas and Electric Corp. Project, Revenue Bonds
Series B
4.00%, due 5/15/32 (b)	2,500,000	2,509,740
New York State Housing Finance Agency, Revenue Bonds
Series G, Insured: SONYMA
2.60%, due 11/1/46	2,020,000	1,324,849
Series J-1, Insured: SONYMA HUD Sector 8
2.65%, due 11/1/46	3,935,000	2,610,339
Series B-1
4.60%, due 11/1/54	2,500,000	2,327,975
Series E-1, Insured: SONYMA HUD Sector 8
4.95%, due 11/1/58	1,410,000	1,349,372
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series C, Insured: FHA 542(C)
4.15%, due 5/1/47	10,000,000	8,837,220
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (c)	15,000,000	15,098,508
New York State Thruway Authority, Revenue Bonds
Series B
5.00%, due 3/15/59	11,395,000	11,436,216

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	$ 2,885,000	$ 2,584,612
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	4,000,000	3,919,478
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (b)	1,155,000	1,180,423
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 1/1/36	5,000,000	4,650,057
4.375%, due 10/1/45	10,000,000	8,684,053
5.00%, due 10/1/35	3,000,000	3,037,319
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/46	2,595,000	2,157,864
4.00%, due 4/30/53	4,510,000	3,541,682
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	467,426
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	15,921,000	4,954,458
Series A-1
(zero coupon), due 7/1/51	5,553,000	1,279,402
Series A-1
4.75%, due 7/1/53	4,231,000	3,797,650
Series A-2
4.784%, due 7/1/58	15,807,000	13,955,540
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	6,189,000	5,664,893
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,304,688
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,509,971
State of New York, Mortgage Agency, Revenue Bonds
Series 223
2.00%, due 10/1/27	775,000	750,846
Series 239, Insured: SONYMA
2.60%, due 10/1/44	1,000,000	684,878
Series 221
3.50%, due 10/1/32 (b)	2,970,000	2,963,050
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 264, Insured: SONYMA
4.60%, due 10/1/54	2,800,000	2,607,642

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 190
3.80%, due 10/1/40	$ 3,075,000	$ 2,780,687
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	125,000	129,853
Series A
5.00%, due 12/1/34	165,000	168,511
Series A
5.00%, due 12/1/40	175,000	169,906
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	10,000,000	826,436
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	1,923,722
Series D
4.00%, due 11/15/39	1,340,000	1,211,690
Series D
5.00%, due 11/15/27	2,825,000	2,833,604
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,026,757
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	690,000	676,658
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 5/15/54	9,000,000	7,506,564
Series A-1
5.00%, due 5/15/49	4,750,000	4,770,295
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	1,000,000	1,002,401
Series A-1
5.25%, due 5/15/59	12,620,000	12,892,140
Series A
5.50%, due 12/1/59	30,000,000	31,143,732
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C
5.25%, due 11/15/40	9,500,000	10,224,005
Series C
5.25%, due 11/15/42	4,000,000	4,210,180
Series C
5.25%, due 5/15/52	4,885,000	4,994,236
Series D-2
5.50%, due 5/15/52	5,000,000	5,200,880

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
TSASC, Inc., Revenue Bonds
Series B
5.00%, due 6/1/45	$ 5,500,000	$ 4,735,280
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	1,909,670
Series B
5.00%, due 6/1/48	12,840,000	10,928,507
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,000,000	1,000,230
Series A
5.00%, due 10/1/32	900,000	898,492
Series A, Insured: AG-CR
5.00%, due 10/1/32	1,170,000	1,173,191
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,356,370
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	278,314
5.00%, due 7/1/28	270,000	278,419
5.00%, due 7/1/29	100,000	103,114
5.00%, due 7/1/34	200,000	204,900
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	244,500
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,305,169
		609,324,040
Transportation 12.5%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	737,070
Series A
5.00%, due 12/15/43	1,750,000	1,750,249
Series A
5.00%, due 12/15/48	2,585,000	2,533,389
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	3,635,000	3,635,340
Build NYC Resource Corp., TrIPs Obligated Group, Revenue Bonds (b)
5.50%, due 7/1/44	1,265,000	1,281,555
5.50%, due 7/1/45	1,200,000	1,210,251
Metropolitan Transportation Authority, Revenue Bonds
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,229,928

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	$ 9,325,000	$ 4,446,873
Series A-1, Insured: AG
4.00%, due 11/15/42	2,180,000	1,938,498
Series C, Insured: AG
4.00%, due 11/15/46	1,600,000	1,341,161
Series D
4.00%, due 11/15/48	300,000	250,151
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-2, Insured: AG
5.00%, due 11/15/44	9,000,000	9,059,569
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	2,500,000	2,474,435
Series O
4.00%, due 1/1/39	6,000,000	5,709,220
Series B, Insured: AG
4.00%, due 1/1/45	4,450,000	3,938,007
Series P
5.25%, due 1/1/54	9,500,000	9,686,541
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	8,008,757
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds (b)
Series B, Insured: AG
(zero coupon), due 12/31/54 (e)	9,250,000	5,585,852
Series A, Insured: AG
5.25%, due 12/31/54	10,000,000	9,805,556
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds
5.00%, due 12/1/41 (b)	1,000,000	987,880
New York Transportation Development Corp., JFK International Airport, Revenue Bonds
Insured: BAM
5.375%, due 6/30/60 (b)	3,955,000	3,876,376
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series A
5.50%, due 12/31/60 (b)	3,500,000	3,386,853
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b)
Insured: AG
5.00%, due 6/30/54	1,600,000	1,515,279
5.50%, due 6/30/54	12,990,000	12,548,202
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (b)	500,000	483,081
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Series A
4.00%, due 12/1/41	1,300,000	1,118,069

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Series A
5.00%, due 12/1/29	$ 1,750,000	$ 1,879,366
5.00%, due 12/1/37	4,000,000	4,067,332
5.00%, due 12/1/42	1,000,000	979,100
6.00%, due 6/30/54	8,500,000	8,637,890
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/27	610,000	610,380
Series A
5.00%, due 4/1/29	325,000	325,166
Series A
5.00%, due 4/1/30	375,000	391,542
Series A
5.00%, due 4/1/31	2,350,000	2,441,721
Series A
5.00%, due 4/1/32	400,000	413,674
Series A
5.00%, due 4/1/34	1,315,000	1,347,376
Series A
5.00%, due 4/1/35	400,000	407,579
Series A
5.00%, due 4/1/36	1,665,000	1,679,742
Series A
5.00%, due 4/1/38	375,000	377,175
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)(b)	1,970,000	1,692,441
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	625,000	632,469
Series B
5.00%, due 7/1/37 (b)	200,000	201,699
Series A
5.00%, due 7/1/48	1,235,000	1,177,457
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 221
4.00%, due 7/15/37	1,900,000	1,859,448
Series 214
4.00%, due 9/1/43	3,000,000	2,590,641
Series 223
4.00%, due 7/15/46	3,000,000	2,518,709
Series 231
5.50%, due 8/1/42	3,770,000	3,940,404
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/27	635,000	652,292
5.00%, due 7/1/28	875,000	910,123
5.00%, due 7/1/31	1,000,000	1,057,243
5.00%, due 7/1/34	775,000	798,194

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 11/15/54	$ 10,000,000	$ 8,398,679
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,186,239
Series B
5.00%, due 11/15/35	665,000	684,184
Series B
5.00%, due 11/15/37	1,500,000	1,533,778
Series A
5.50%, due 11/15/57	10,000,000	10,317,852
		172,248,037
Utilities 1.7%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,255,000	1,279,392
Series A
5.00%, due 10/1/40	3,600,000	3,586,218
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	3,500,000	2,986,863
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 11/15/47	2,620,000	2,305,091
Series A, Insured: AG
4.00%, due 11/15/52	8,175,000	6,969,646
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
3.568%, due 7/1/29	3,630,000	3,479,631
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	214,990
Series XX
5.25%, due 7/1/40 (f)(g)	5,630,000	3,089,463
		23,911,294
Water & Sewer 6.6%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	4,771,981
Buffalo Municipal Water Finance Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/44	1,500,000	1,537,738
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	2,750,000	2,684,238
Series A
5.00%, due 1/1/50	9,975,000	9,501,110

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	$ 2,000,000	$ 1,711,433
5.00%, due 8/1/37	750,000	751,676
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series AA-1
5.25%, due 6/15/53	7,900,000	8,135,014
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series CC-1
5.25%, due 6/15/54	14,495,000	14,895,671
Series BB-1
5.25%, due 6/15/54	4,220,000	4,319,641
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	2,000,000	1,785,630
Series DD-2
5.25%, due 6/15/47	6,435,000	6,605,067
Series AA-1
5.25%, due 6/15/52	6,665,000	6,808,220
New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority Projects, Revenue Bonds
Series A
5.25%, due 6/15/53	7,125,000	7,380,609
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.00%, due 9/15/47	1,260,000	1,274,855
Series B
5.25%, due 9/15/52	4,850,000	4,968,300
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/47	5,000,000	4,032,584
Series B
5.00%, due 7/1/37	545,000	559,465
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	5,455,000	5,623,454
Series A
5.00%, due 7/1/47	2,500,000	2,355,653
Upper Mohawk Valley Regional Water Finance Authority, Revenue Bonds
Insured: BAM
4.25%, due 4/1/48	2,415,000	2,199,820
		91,902,159
Total Long-Term Municipal Bonds (Cost $1,376,616,146)		1,315,649,982
Short-Term Municipal Notes 2.1%
General 0.4%
Nuveen New York AMT-Free Quality Municipal Income Fund
2.74%, due 5/1/47 (a)(h)	5,400,000	5,400,000

	Principal Amount	Value
Short-Term Municipal Notes
Other Revenue 0.8%
Battery Park City Authority, Revenue Bonds, Junior Lien (h)
Series D-1
2.68%, due 11/1/38	$ 1,935,000	$ 1,935,000
Series D-2
2.75%, due 11/1/38	3,675,000	3,675,000
Tender Option Bond Trust Receipts, Revenue Bonds
2.80%, due 5/15/57 (a)(h)	5,000,000	5,000,000
		10,610,000
Transportation 0.9%
Metropolitan Transportation Authority, Revenue Bonds
Series G-1
2.80%, due 11/1/32 (h)	3,485,000	3,485,000
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series E-1
2.80%, due 11/15/50 (h)	8,490,000	8,490,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (h)
Series B-4A
2.75%, due 1/1/32	600,000	600,000
Series C
2.80%, due 1/1/32	500,000	500,000
		13,075,000
Total Short-Term Municipal Notes (Cost $29,085,000)		29,085,000
Total Municipal Bonds (Cost $1,405,701,146)		1,344,734,982

	Shares
Closed-End Funds 0.3%
New York 0.3%
BlackRock MuniHoldings New York Quality Fund, Inc.	63,979	608,440
BlackRock MuniYield New York Quality Fund, Inc.	93,409	859,363
BlackRock New York Municipal Income Trust	75,850	712,990
Eaton Vance New York Municipal Bond Fund	12,636	114,609
Nuveen New York AMT-Free Quality Municipal Income Fund	171,267	1,603,059
Total Closed-End Funds (Cost $5,016,523)		3,898,461

	Shares	Value
Short-Term Investment 2.4%
Unaffiliated Investment Company 2.4%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (i)	32,435,294	$ 32,435,294
Total Short-Term Investment (Cost $32,435,294)		32,435,294
Total Investments (Cost $1,443,152,963)	100.0%	1,381,068,737
Other Assets, Less Liabilities	0.0‡	616,446
Net Assets	100.0%	$ 1,381,685,183

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(d)	Delayed delivery security.
(e)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2025.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(190)	September 2025	$ (21,292,591)	$ (21,695,625)	$ (403,034)

1.	As of July 31, 2025, cash in the amount of $703,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
AG—Assured Guaranty
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration

FHLMC—Federal Home Loan Mortgage Corp.
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,315,649,982	$ —	$ 1,315,649,982
Short-Term Municipal Notes	—	29,085,000	—	29,085,000
Total Municipal Bonds	—	1,344,734,982	—	1,344,734,982
Closed-End Funds	3,898,461	—	—	3,898,461
Short-Term Investment
Unaffiliated Investment Company	32,435,294	—	—	32,435,294
Total Investments in Securities	$ 36,333,755	$ 1,344,734,982	$ —	$ 1,381,068,737
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (403,034)	$ —	$ —	$ (403,034)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Oregon Muni Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 100.0%
Long-Term Municipal Bonds 99.9%
Education 0.4%
Oregon State Facilities Authority, Reed Institute Project, Revenue Bonds
Series A
4.00%, due 7/1/31	$ 1,135,000	$ 1,166,505
General 2.0%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	2,019,242	1,274,646
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/30	3,975,000	4,078,638
		5,353,284
General Obligation 54.3%
Bend Metropolitan Park & Recreation District, Unlimited General Obligation
4.00%, due 6/1/27	1,430,000	1,430,839
Benton & Linn Counties Consolidated School District No. 509J & 509A, Corvallis, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/31	2,000,000	2,112,268
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,615,000	1,700,833
Blue Mountain Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/27	970,000	970,702
City of Bend, Limited General Obligation
5.00%, due 6/1/38	2,545,000	2,800,542
City of Molalla, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 6/1/49	2,280,000	2,003,998
City of Redmond, Airport Expansion Projects, Limited General Obligation (a)
Series A
5.00%, due 6/1/34	550,000	591,923
Series A
5.00%, due 6/1/35	500,000	534,595
Series A
5.00%, due 6/1/38	1,220,000	1,262,283
Series A
5.25%, due 6/1/43	1,075,000	1,095,310
Series A
5.25%, due 6/1/45	1,750,000	1,767,680
Clackamas Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,500,000	1,578,293
Clackamas County School District No. 12, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,100,000	1,158,772
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/37	3,000,000	3,064,481

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	$ 6,000,000	$ 2,539,636
Clatsop County School District No. 1C, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,215,000	1,304,058
Clatsop County School District No. 30, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,000,000	1,070,651
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,862,714	1,782,040
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	3,742,000	3,263,957
Coos County School District No. 9, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,035,000	1,085,933
Corbett Fire District No. 14, Unlimited General Obligation
Insured: AG
5.00%, due 6/15/39	400,000	411,240
County of Washington, Limited General Obligation
5.00%, due 6/1/40	4,830,000	5,169,538
Curry Health District, Unlimited General Obligation
5.00%, due 6/15/35	495,000	522,962
5.00%, due 6/15/36	520,000	544,677
Deschutes & Jefferson Counties School District No. 2J, Redmond, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,750,000	1,978,135
Insured: School Bond Guaranty
5.00%, due 6/15/38	1,000,000	1,089,883
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,000,000	1,079,259
Insured: School Bond Guaranty
5.00%, due 6/15/40	1,000,000	1,068,857
Insured: School Bond Guaranty
5.00%, due 6/15/41	1,000,000	1,058,282
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,000,000	1,048,101
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	1,000,000	1,002,165
Insured: School Bond Guaranty
4.00%, due 6/15/45	5,000,000	4,542,556
Hillsboro School District No. 1J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/31	2,000,000	2,080,863
Insured: School Bond Guaranty
5.00%, due 6/15/34	2,000,000	2,061,629

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Jackson County School District No. 5, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/33	$ 1,620,000	$ 1,718,872
Insured: School Bond Guaranty
5.00%, due 6/15/42	5,970,000	6,039,313
Lane County School District No. 4J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/35	1,105,000	1,116,952
Lebanon Rural Fire Protection District, Unlimited General Obligation
Insured: BAM
5.00%, due 6/15/40	560,000	572,305
Linn & Benton Counties School District No. 8J, Greater Albany, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	2,035,000	2,109,723
Linn Benton Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/27	1,520,000	1,521,673
Marion & Linn Counties School District No. 29J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,160,000	1,278,720
Marion County School District No. 1, Gervais, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,250,000	1,301,885
Metro, Unlimited General Obligation
Series A
4.00%, due 6/1/26	1,305,000	1,305,897
Series A
4.00%, due 6/1/33	2,390,000	2,477,637
5.00%, due 6/1/31	2,050,000	2,300,094
5.00%, due 6/1/35	3,025,000	3,441,244
Multnomah & Clackamas Counties School District No. 10JT, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,500,000	2,595,505
Multnomah County School District No. 1J, Portland Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	1,735,000	1,515,624
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/26	2,970,000	2,973,676
Insured: School Bond Guaranty
5.00%, due 6/15/37	2,000,000	2,170,924
Multnomah County School District No. 7, Reynolds, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	1,000,000	1,103,046
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,000,000	1,122,387
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,128,865

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Multnomah County School District No. 7, Reynolds, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/34	$ 1,000,000	$ 1,131,983
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,000,000	1,132,154
Insured: School Bond Guaranty
5.00%, due 6/15/36	1,000,000	1,113,538
Nehalem Bay Health District, Unlimited General Obligation
Series A
5.00%, due 6/15/44	2,655,000	2,686,082
Northwest Regional Education Service District, Unlimited General Obligation
5.00%, due 6/1/34	500,000	550,090
5.00%, due 6/1/37	600,000	643,189
Oregon City School District No. 62, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	210,000	200,128
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/28	200,000	185,447
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/29	225,000	202,474
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,310,000	1,379,468
Oregon Coast Community College District, Unlimited General Obligation (b)
Insured: School Bond Guaranty
5.00%, due 6/15/42	400,000	418,996
Insured: School Bond Guaranty
5.00%, due 6/15/43	275,000	285,743
Insured: School Bond Guaranty
5.00%, due 6/15/44	375,000	387,257
Insured: School Bond Guaranty
5.00%, due 6/15/45	425,000	436,981
Pacific Communities Health District, Unlimited General Obligation
5.00%, due 6/1/29	1,945,000	1,976,597
5.00%, due 6/1/30	2,060,000	2,092,611
Polk Marion & Benton Counties School District No. 13J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 2/1/28	1,515,000	1,516,196
Portland Community College District, Unlimited General Obligation
5.00%, due 6/15/38	1,250,000	1,337,758
Redmond Area Park & Recreation District, Unlimited General Obligation
5.00%, due 6/15/38	660,000	701,287
Salem-Keizer School District No. 24J, Unlimited General Obligation (b)
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,135,000	1,241,417
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,085,898
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/35	2,000,000	2,136,202

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
State of Oregon, Article XI-Q State Projects, Limited General Obligation
Series J
5.00%, due 11/1/39	$ 1,605,000	$ 1,713,977
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.00%, due 5/1/33	1,370,000	1,553,006
Series A
5.00%, due 5/1/37	2,300,000	2,501,903
Series A
5.00%, due 5/1/44	3,000,000	3,015,868
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.25%, due 6/1/44	1,500,000	1,592,457
State of Oregon, Higher Education, Unlimited General Obligation
Series O
5.00%, due 8/1/27	1,000,000	1,000,000
State of Oregon, Veterans Welfare, Limited General Obligation
Series I, Insured: AG-CR
2.15%, due 12/1/34	2,000,000	1,659,337
State of Oregon, Veterans Welfare, Unlimited General Obligation
Series I
6.25%, due 6/1/55	1,000,000	1,111,704
Tillamook & Yamhill Counties School District No. 101, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,275,000	1,342,612
Umatilla Hospital District No. 1, Limited General Obligation
4.75%, due 6/1/43	2,310,000	2,082,642
Washington & Clackamas Counties School District No. 23J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	4,415,000	4,590,222
Washington & Multnomah Counties School District No. 48J, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/38	2,000,000	1,123,031
Washington & Multnomah Counties School District No. 48J, Beaverton, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/40	4,000,000	1,977,005
Washington Clackamas & Yamhill Counties School District No. 88J, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/42	3,000,000	1,232,279
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,785,000	2,891,393
Washington County School District No. 13, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	1,500,000	561,217

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Washington County School District No. 15, Forest Grove, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/41	$ 1,000,000	$ 1,052,516
		148,413,948
Hospital 8.8%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/37	830,000	858,253
Medford Hospital Facilities Authority, Asante Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 8/15/45	1,600,000	1,382,653
Series A
5.00%, due 8/15/33	500,000	532,613
Series A
5.00%, due 8/15/34	1,180,000	1,247,864
Oregon Health & Science University, Revenue Bonds
Series B-2
5.00%, due 7/1/46 (c)	8,660,000	9,444,079
Oregon State Facilities Authority, Legacy Health Project, Revenue Bonds
Series B
5.00%, due 6/1/30	2,255,000	2,445,716
Oregon State Facilities Authority, Samaritan Health Services, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/40	1,685,000	1,685,454
Salem Hospital Facility Authority, Salem Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/30	1,130,000	1,206,065
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	3,000,000	2,651,122
Union County Hospital Facility Authority, Grande Ronde Hospital Project, Revenue Bonds
5.00%, due 7/1/47	1,000,000	947,949
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc., Revenue Bonds
5.00%, due 7/1/28	135,000	140,762
5.00%, due 7/1/29	175,000	184,230
5.00%, due 7/1/30	200,000	211,478
5.00%, due 7/1/31	665,000	704,508
5.00%, due 7/1/32	500,000	529,940
		24,172,686
Other Revenue 20.5%
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (c)	2,650,000	2,766,336
City of Eugene, Electric Utility System, Revenue Bonds
5.00%, due 8/1/49	1,250,000	1,264,333

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Clackamas County Housing Authority, Easton Ridge LLC, Revenue Bonds
Series A
4.00%, due 9/1/27	$ 1,000,000	$ 1,000,531
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	2,989,957	2,984,674
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	440,185	423,307
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	3,630,000	3,624,068
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (c)	2,600,000	2,711,957
Oregon State Business Development Commission, Intel Corp. Project, Revenue Bonds
Series 232
3.80%, due 12/1/40 (c)	6,000,000	6,069,766
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/29	1,000,000	1,087,673
Series A
5.00%, due 4/1/33	1,000,000	1,133,935
Series A
5.25%, due 4/1/42	2,150,000	2,307,640
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,391,000	1,294,730
Series A-2
4.329%, due 7/1/40	2,821,000	2,625,761
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	545,000	515,453
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	2,530,000	2,532,216
Series C
3.75%, due 7/1/38	1,255,000	1,162,331
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A
4.00%, due 7/1/51	4,765,000	4,814,123
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	4,000,000	4,477,037
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/30	1,000,000	1,058,046
Series F
5.00%, due 1/1/31	1,000,000	1,062,741
Series G
5.00%, due 1/1/32 (d)	1,850,000	1,997,787

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	$ 2,650,000	$ 2,821,147
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (e)
Series B
5.00%, due 11/1/32	1,000,000	1,064,447
Series B
5.00%, due 11/1/34	1,200,000	1,264,309
Series B
5.00%, due 11/1/36	500,000	521,592
Series B
5.00%, due 11/1/39	3,410,000	3,515,905
		56,101,845
Transportation 7.5%
Port of Portland, Airport, Revenue Bonds (a)
Series 27-A
5.00%, due 7/1/35	4,290,000	4,447,181
Series 30-A
5.00%, due 7/1/36	1,000,000	1,066,836
Series 30-A
5.25%, due 7/1/44	5,000,000	5,078,844
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien
Series A
5.00%, due 11/15/37	900,000	947,222
Series A
5.00%, due 11/15/41	1,355,000	1,422,972
Series A
5.00%, due 11/15/42	2,075,000	2,161,358
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,101,819
Series A
5.00%, due 10/1/31	3,000,000	3,148,009
		20,374,241
Utilities 0.5%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	770,000	774,431
Series A
5.00%, due 10/1/43	580,000	581,749
		1,356,180
Water & Sewer 5.9%
City of Beaverton, Water, Revenue Bonds
5.00%, due 4/1/36	1,760,000	1,864,718
5.00%, due 4/1/37	1,850,000	1,944,005

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
2.00%, due 6/15/29	$ 750,000	$ 711,078
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 12/1/47	3,000,000	3,031,213
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/35	1,740,000	1,845,200
Series A
5.00%, due 5/1/35	3,000,000	3,361,285
Series A
5.00%, due 5/1/38	1,250,000	1,352,646
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (e)	1,325,000	1,144,418
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (e)	900,000	777,340
		16,031,903
Total Long-Term Municipal Bonds (Cost $276,145,664)		272,970,592
Short-Term Municipal Notes 0.1%
Hospital 0.1%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds
Series B
2.70%, due 8/1/34 (f)	200,000	200,000
Total Short-Term Municipal Notes (Cost $200,000)		200,000
Total Municipal Bonds (Cost $276,345,664)		273,170,592

	Shares
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (g)	276,785	276,785
Total Short-Term Investment (Cost $276,785)		276,785
Total Investments (Cost $276,622,449)	100.1%	273,447,377
Other Assets, Less Liabilities	(0.1)	(397,542)
Net Assets	100.0%	$ 273,049,835

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(d)	Delayed delivery security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2025.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(90)	September 2025	$ (10,116,887)	$ (10,177,031)	$ (60,144)
U.S. Treasury Long Bonds	(35)	September 2025	(3,980,857)	(3,996,563)	(15,706)
Net Unrealized Depreciation					$ (75,850)

1.	As of July 31, 2025, cash in the amount of $359,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
AG—Assured Guaranty
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 272,970,592	$ —	$ 272,970,592
Short-Term Municipal Notes	—	200,000	—	200,000
Total Municipal Bonds	—	273,170,592	—	273,170,592
Short-Term Investment
Unaffiliated Investment Company	276,785	—	—	276,785
Total Investments in Securities	$ 276,785	$ 273,170,592	$ —	$ 273,447,377
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (75,850)	$ —	$ —	$ (75,850)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Short Duration High Income Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.8%
Convertible Bonds 0.7%
Energy-Alternate Sources 0.2%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 6,000,000	$ 5,767,800
Media 0.4%
Cable One, Inc.
(zero coupon), due 3/15/26	6,750,000	6,459,750
1.125%, due 3/15/28	6,640,000	5,136,040
		11,595,790
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	205,000	2,549,762
Total Convertible Bonds (Cost $18,633,524)		19,913,352
Corporate Bonds 78.3%
Advertising 0.9%
Clear Channel Outdoor Holdings, Inc. (a)
5.125%, due 8/15/27	1,000,000	998,642
7.125%, due 2/15/31	2,000,000	1,997,239
Lamar Media Corp.
3.75%, due 2/15/28	5,500,000	5,312,917
4.00%, due 2/15/30	2,750,000	2,609,326
4.875%, due 1/15/29	9,500,000	9,329,559
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	5,750,000	5,474,293
4.625%, due 3/15/30	2,500,000	2,373,235
		28,095,211
Aerospace & Defense 2.1%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	2,500,000	2,565,148
Bombardier, Inc.
7.50%, due 2/1/29 (a)	1,000,000	1,038,492
TransDigm, Inc.
4.625%, due 1/15/29	7,000,000	6,843,999
6.375%, due 3/1/29 (a)	24,000,000	24,562,824
6.75%, due 8/15/28 (a)	26,320,000	26,855,928
		61,866,391
Agriculture 0.1%
Darling Ingredients, Inc. (a)
5.25%, due 4/15/27	500,000	499,299
6.00%, due 6/15/30	1,750,000	1,761,186
		2,260,485

	Principal Amount	Value
Corporate Bonds
Airlines 0.1%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	$ 500,000	$ 499,544
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	166,750	166,340
7.375%, due 1/15/26	1,500,000	1,513,505
		2,179,389
Apparel 0.2%
Under Armour, Inc.
7.25%, due 7/15/30 (a)	6,000,000	6,121,623
Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC
4.389%, due 1/8/26	1,000,000	997,485
6.95%, due 3/6/26	3,000,000	3,023,573
6.95%, due 6/10/26	1,500,000	1,516,965
7.35%, due 11/4/27	2,000,000	2,071,820
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	1,930,000	1,500,575
		9,110,418
Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd.
7.00%, due 4/15/28 (a)	650,000	665,350
Clarios Global LP
6.75%, due 2/15/30 (a)	2,500,000	2,577,575
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	1,000,000	1,001,196
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	10,170,000	10,438,701
Phinia, Inc.
6.75%, due 4/15/29 (a)	6,000,000	6,174,534
Tenneco, Inc.
8.00%, due 11/17/28 (a)	7,000,000	6,947,821
ZF North America Capital, Inc.
6.875%, due 4/14/28 (a)	8,350,000	8,334,602
		36,139,779
Building Materials 0.7%
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	11,737,000	11,647,887
JH North America Holdings, Inc.
5.875%, due 1/31/31 (a)	6,035,000	6,055,664
Standard Industries, Inc.
4.75%, due 1/15/28 (a)	3,350,000	3,303,968
		21,007,519

	Principal Amount	Value
Corporate Bonds
Chemicals 2.6%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	$ 2,512,517	$ 1,297,436
11.175% (10.425% Cash or 11.175% PIK), due 9/30/29	1,006,003	921,275
Celanese US Holdings LLC (d)
6.665%, due 7/15/27	6,361,000	6,518,956
6.83%, due 7/15/29	3,500,000	3,635,674
6.85%, due 11/15/28	10,666,000	11,103,573
GPD Cos., Inc.
12.50%, due 12/31/29 (a)	6,093,684	5,301,505
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	2,356,800	2,385,742
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	1,250,000	1,127,263
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	6,125,000	6,101,199
7.00%, due 12/1/31	2,615,000	2,729,805
8.50%, due 11/15/28	6,250,000	6,563,519
9.00%, due 2/15/30	3,435,000	3,691,052
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	2,356,000	2,392,516
9.75%, due 11/15/28	6,800,000	7,128,610
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	4,400,000	4,272,262
SCIL IV LLC
5.375%, due 11/1/26 (a)	6,500,000	6,464,017
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	8,350,000	8,117,256
		79,751,660
Coal 0.5%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	11,541,000	12,195,963
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	3,300,000	2,521,151
		14,717,114
Commercial Services 4.9%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	3,500,000	3,319,201
AMN Healthcare, Inc.
4.625%, due 10/1/27 (a)	2,500,000	2,444,434
Belron UK Finance plc
5.75%, due 10/15/29 (a)	10,300,000	10,396,665
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	7,500,000	7,169,107
4.875%, due 7/1/29	14,100,000	13,205,251
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	6,585,000	6,721,527

	Principal Amount	Value
Corporate Bonds
Commercial Services
GEO Group, Inc. (The)
8.625%, due 4/15/29	$ 5,725,000	$ 6,078,374
Graham Holdings Co.
5.75%, due 6/1/26 (a)	16,114,000	16,106,019
Herc Holdings, Inc. (a)
5.50%, due 7/15/27	4,000,000	3,983,898
6.625%, due 6/15/29	2,910,000	2,979,235
7.00%, due 6/15/30	2,425,000	2,506,324
Korn Ferry
4.625%, due 12/15/27 (a)	6,130,000	6,028,615
Matthews International Corp.
8.625%, due 10/1/27 (a)	3,500,000	3,639,461
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	4,750,000	4,736,198
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	8,000,000	7,800,068
OT Midco, Inc.
10.00%, due 2/15/30 (a)	6,625,000	5,399,242
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,262,046
TriNet Group, Inc.
3.50%, due 3/1/29 (a)	9,750,000	9,068,537
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	852,307
4.875%, due 1/15/28	3,450,000	3,428,757
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	11,750,000	11,558,823
6.625%, due 6/15/29	6,000,000	6,148,878
6.625%, due 4/15/30	10,800,000	11,135,885
		147,968,852
Computers 0.3%
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	3,000,000	3,182,958
Gartner, Inc.
4.50%, due 7/1/28 (a)	5,500,000	5,410,248
		8,593,206
Cosmetics & Personal Care 1.2%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	14,750,000	14,639,087
Perrigo Finance Unlimited Co.
4.90%, due 6/15/30 (d)	2,750,000	2,681,509
Prestige Brands, Inc.
5.125%, due 1/15/28 (a)	17,900,000	17,750,766
		35,071,362

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale 0.6%
Gates Corp.
6.875%, due 7/1/29 (a)	$ 4,000,000	$ 4,116,320
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	3,350,000	3,429,198
7.75%, due 3/15/31	4,000,000	4,191,968
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	5,820,000	5,888,775
		17,626,261
Diversified Financial Services 2.4%
AG Issuer LLC
6.25%, due 3/1/28 (a)	4,750,000	4,744,987
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	9,500,000	9,761,145
BGC Group, Inc.
6.15%, due 4/2/30 (a)	4,000,000	4,047,033
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	2,000,000	2,124,513
Enact Holdings, Inc.
6.25%, due 5/28/29	5,000,000	5,166,037
Jane Street Group (a)
4.50%, due 11/15/29	5,212,000	4,991,986
7.125%, due 4/30/31	2,000,000	2,065,651
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	3,690,000	3,558,436
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,341,937
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	9,500,000	9,098,740
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	1,500,000	1,530,589
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	1,505,000	1,574,960
Radian Group, Inc.
4.875%, due 3/15/27	1,000,000	999,471
Rocket Cos., Inc.
6.125%, due 8/1/30 (a)	13,475,000	13,663,010
SLM Corp.
6.50%, due 1/31/30	2,235,000	2,321,624
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	5,000,000	5,252,730
		72,242,849
Electric 2.4%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	10,500,000	10,323,776

	Principal Amount	Value
Corporate Bonds
Electric
Edison International
Series A
5.375% (5 Year Treasury Constant Maturity Rate + 4.698%), due 3/9/26 (e)(f)	$ 6,700,000	$ 6,370,909
NRG Energy, Inc.
5.75%, due 1/15/28	500,000	501,532
PG&E Corp.
5.00%, due 7/1/28	10,000,000	9,756,740
TransAlta Corp.
7.75%, due 11/15/29	3,000,000	3,125,844
Vistra Corp.
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)(e)(f)	12,250,000	12,503,771
Vistra Operations Co. LLC
5.625%, due 2/15/27 (a)	9,750,000	9,738,791
XPLR Infrastructure Operating Partners LP (a)
3.875%, due 10/15/26	3,500,000	3,416,032
4.50%, due 9/15/27	6,000,000	5,808,489
7.25%, due 1/15/29	7,000,000	7,138,626
8.375%, due 1/15/31	4,420,000	4,636,134
		73,320,644
Electrical Components & Equipment 0.5%
EnerSys
4.375%, due 12/15/27 (a)	6,385,000	6,271,924
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,000,000	7,179,851
7.25%, due 6/15/28	2,125,000	2,153,296
		15,605,071
Electronics 0.2%
Sensata Technologies BV (a)
4.00%, due 4/15/29	5,750,000	5,464,971
5.875%, due 9/1/30	1,000,000	1,000,807
		6,465,778
Engineering & Construction 0.4%
Arcosa, Inc.
4.375%, due 4/15/29 (a)	4,500,000	4,340,903
TopBuild Corp.
3.625%, due 3/15/29 (a)	1,000,000	942,265
Weekley Homes LLC
4.875%, due 9/15/28 (a)	7,035,000	6,769,410
		12,052,578
Entertainment 4.2%
Affinity Interactive
6.875%, due 12/15/27 (a)	1,350,000	743,877
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	7,125,000	6,904,540

	Principal Amount	Value
Corporate Bonds
Entertainment
Brightstar Lottery plc
6.25%, due 1/15/27 (a)	$ 1,630,000	$ 1,646,606
Caesars Entertainment, Inc. (a)
4.625%, due 10/15/29	7,500,000	7,087,753
7.00%, due 2/15/30	1,250,000	1,289,415
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	10,995,000	10,844,147
5.50%, due 4/1/27	24,710,000	24,677,138
5.75%, due 4/1/30	9,000,000	8,977,773
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	3,500,000	3,523,082
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	7,675,000	7,483,125
6.75%, due 2/15/29	1,485,000	1,444,163
Light & Wonder International, Inc. (a)
7.00%, due 5/15/28	6,500,000	6,506,857
7.25%, due 11/15/29	3,550,000	3,645,481
Live Nation Entertainment, Inc. (a)
3.75%, due 1/15/28	3,250,000	3,158,773
4.75%, due 10/15/27	15,025,000	14,792,739
5.625%, due 3/15/26	2,000,000	1,999,517
6.50%, due 5/15/27	15,150,000	15,322,861
Motion Bondco DAC
6.625%, due 11/15/27 (a)	1,250,000	1,186,017
Vail Resorts, Inc.
5.625%, due 7/15/30 (a)	5,960,000	5,992,780
		127,226,644
Food 2.3%
Chobani LLC (a)
4.625%, due 11/15/28	6,150,000	6,030,863
7.625%, due 7/1/29	1,500,000	1,562,812
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	3,065,000	3,049,519
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	14,000,000	13,460,086
5.50%, due 10/15/27	15,250,000	15,226,549
Post Holdings, Inc. (a)
4.625%, due 4/15/30	3,000,000	2,865,610
5.50%, due 12/15/29	5,000,000	4,956,659
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	17,500,000	16,560,562
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,000,000	4,978,869
US Foods, Inc.
6.875%, due 9/15/28 (a)	1,000,000	1,029,876
		69,721,405

	Principal Amount	Value
Corporate Bonds
Food Service 0.3%
Aramark Services, Inc.
5.00%, due 2/1/28 (a)	$ 9,000,000	$ 8,911,245
Forest Products & Paper 0.6%
Mercer International, Inc.
5.125%, due 2/1/29	9,820,000	7,910,426
12.875%, due 10/1/28 (a)	9,705,000	9,788,531
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,000,000	1,007,766
		18,706,723
Healthcare-Products 1.4%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	6,720,000	7,006,272
Hologic, Inc. (a)
3.25%, due 2/15/29	1,500,000	1,420,441
4.625%, due 2/1/28	7,250,000	7,142,012
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	1,800,000	1,819,152
Teleflex, Inc.
4.25%, due 6/1/28 (a)	7,500,000	7,263,235
4.625%, due 11/15/27	2,000,000	1,967,221
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	15,000,000	15,218,430
		41,836,763
Healthcare-Services 1.5%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,000,000	966,291
5.50%, due 7/1/28	7,000,000	6,910,725
DaVita, Inc.
6.75%, due 7/15/33 (a)	2,060,000	2,124,457
Encompass Health Corp.
4.50%, due 2/1/28	7,000,000	6,882,603
5.75%, due 9/15/25	1,267,000	1,265,404
HCA, Inc.
5.875%, due 2/15/26	2,000,000	2,001,498
7.58%, due 9/15/25	5,000,000	5,015,122
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	2,250,000	2,165,964
IQVIA, Inc.
5.00%, due 10/15/26 (a)	5,515,000	5,501,469
5.70%, due 5/15/28	3,000,000	3,070,500
LifePoint Health, Inc.
9.875%, due 8/15/30 (a)	8,000,000	8,622,291
Tenet Healthcare Corp.
6.25%, due 2/1/27	1,000,000	1,000,444
		45,526,768

	Principal Amount	Value
Corporate Bonds
Holding Companies-Diversified 0.1%
Stena International SA
7.625%, due 2/15/31 (a)	$ 3,750,000	$ 3,854,183
Home Builders 1.2%
Century Communities, Inc.
6.75%, due 6/1/27	5,000,000	5,003,160
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	8,490,000	8,466,466
LGI Homes, Inc.
8.75%, due 12/15/28 (a)	2,500,000	2,622,058
M/I Homes, Inc.
4.95%, due 2/1/28	3,615,000	3,579,211
Shea Homes LP
4.75%, due 2/15/28	2,850,000	2,781,771
4.75%, due 4/1/29	1,250,000	1,209,693
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	4,085,000	4,241,186
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	2,000,000	1,876,556
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	6,764,000	6,716,068
		36,496,169
Home Furnishings 0.2%
Whirlpool Corp.
6.125%, due 6/15/30	5,000,000	4,988,078
Household Products & Wares 0.3%
Central Garden & Pet Co.
5.125%, due 2/1/28	9,555,000	9,513,821
Housewares 0.9%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	1,000,000	830,000
Newell Brands, Inc.
6.375%, due 9/15/27	2,500,000	2,519,563
6.375%, due 5/15/30	9,360,000	9,070,210
6.625%, due 9/15/29	1,000,000	995,564
8.50%, due 6/1/28 (a)	7,500,000	7,859,051
Scotts Miracle-Gro Co. (The)
4.50%, due 10/15/29	1,225,000	1,173,776
5.25%, due 12/15/26	3,250,000	3,248,638
		25,696,802
Insurance 0.3%
MGIC Investment Corp.
5.25%, due 8/15/28	3,516,000	3,507,985

	Principal Amount	Value
Corporate Bonds
Insurance
NMI Holdings, Inc.
6.00%, due 8/15/29	$ 5,500,000	$ 5,609,719
Ryan Specialty LLC
4.375%, due 2/1/30 (a)	730,000	700,439
		9,818,143
Internet 1.2%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	8,450,000	8,432,470
Cogent Communications Group LLC
7.00%, due 6/15/27 (a)	3,590,000	3,593,435
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	6,500,000	6,606,794
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	1,000,000	938,594
5.25%, due 12/1/27	12,000,000	11,955,331
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	3,000,000	2,977,141
Uber Technologies, Inc.
6.25%, due 1/15/28 (a)	1,800,000	1,804,371
		36,308,136
Investment Companies 0.8%
Apollo Debt Solutions BDC
5.875%, due 8/30/30 (a)	3,000,000	3,003,584
Ares Capital Corp.
5.50%, due 9/1/30	6,125,000	6,114,073
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	7,500,000	6,967,306
Icahn Enterprises LP
10.00%, due 11/15/29 (a)	3,210,000	3,249,888
Oaktree Strategic Credit Fund
6.19%, due 7/15/30 (a)	5,000,000	5,028,277
		24,363,128
Iron & Steel 2.0%
Allegheny Ludlum LLC
6.95%, due 12/15/25	2,430,000	2,438,097
Big River Steel LLC
6.625%, due 1/31/29 (a)	21,657,000	21,654,182
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	3,010,000	3,059,886
8.125%, due 5/1/27	17,335,000	17,386,052
9.25%, due 10/1/28	14,240,000	14,882,967
		59,421,184
Leisure Time 0.6%
Acushnet Co.
7.375%, due 10/15/28 (a)	1,500,000	1,562,687

	Principal Amount	Value
Corporate Bonds
Leisure Time
Carnival Corp. (a)
4.00%, due 8/1/28	$ 7,000,000	$ 6,798,750
5.75%, due 3/1/27	1,214,000	1,226,109
6.00%, due 5/1/29	8,000,000	8,070,944
		17,658,490
Lodging 1.3%
Boyd Gaming Corp.
4.75%, due 12/1/27	18,270,000	18,102,446
Hilton Domestic Operating Co., Inc. (a)
5.75%, due 5/1/28	2,570,000	2,569,107
5.875%, due 4/1/29	9,000,000	9,145,809
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	3,035,000	3,031,844
Station Casinos LLC
4.50%, due 2/15/28 (a)	5,500,000	5,376,739
		38,225,945
Machinery—Construction & Mining 0.6%
Terex Corp.
5.00%, due 5/15/29 (a)	4,500,000	4,392,324
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	15,000,000	14,587,420
		18,979,744
Machinery-Diversified 1.2%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	3,425,000	—
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	2,500,000	2,648,872
Regal Rexnord Corp.
6.05%, due 2/15/26	2,875,000	2,873,376
6.05%, due 4/15/28	3,720,000	3,832,174
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	26,258,000	26,140,551
		35,494,973
Media 5.1%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	1,500,000	1,406,480
CCO Holdings LLC (a)
4.75%, due 3/1/30	1,000,000	950,194
5.00%, due 2/1/28	19,795,000	19,424,460
5.125%, due 5/1/27	1,500,000	1,487,720
5.375%, due 6/1/29	7,000,000	6,875,263
5.50%, due 5/1/26	13,485,000	13,461,993
6.375%, due 9/1/29	1,500,000	1,513,787
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,000,000	1,935,836

	Principal Amount	Value
Corporate Bonds
Media
CSC Holdings LLC (a)
6.50%, due 2/1/29	$ 3,000,000	$ 2,370,230
11.25%, due 5/15/28	5,170,000	5,196,915
11.75%, due 1/31/29	3,095,000	2,895,029
Directv Financing LLC
5.875%, due 8/15/27 (a)	18,538,000	18,436,106
Discovery Communications LLC
3.625%, due 5/15/30	6,755,000	5,983,686
Gray Media, Inc.
10.50%, due 7/15/29 (a)	7,330,000	7,932,522
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	19,500,000	14,966,250
Nexstar Media, Inc. (a)
4.75%, due 11/1/28	1,500,000	1,457,915
5.625%, due 7/15/27	4,500,000	4,491,266
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,000,000	2,663,324
Sirius XM Radio LLC (a)
4.00%, due 7/15/28	3,890,000	3,702,453
5.00%, due 8/1/27	3,000,000	2,967,367
5.50%, due 7/1/29	1,000,000	987,570
TEGNA, Inc.
4.625%, due 3/15/28	4,000,000	3,882,866
5.00%, due 9/15/29	2,100,000	2,018,595
Univision Communications, Inc.
7.375%, due 6/30/30 (a)	3,000,000	2,983,530
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,500,000	3,496,674
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	8,500,000	8,309,167
Virgin Media Vendor Financing Notes IV DAC
5.00%, due 7/15/28 (a)	5,059,000	4,906,183
Ziggo BV
4.875%, due 1/15/30 (a)	9,000,000	8,313,939
		155,017,320
Metal Fabricate & Hardware 0.2%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (a)	2,500,000	2,473,991
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	5,000,000	4,800,100
		7,274,091
Mining 2.0%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	1,500,000	1,563,861
Alumina Pty. Ltd.
6.125%, due 3/15/30 (a)	6,200,000	6,268,374

	Principal Amount	Value
Corporate Bonds
Mining
Century Aluminum Co.
7.50%, due 4/1/28 (a)	$ 10,725,000	$ 10,923,219
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	592,000	591,453
8.00%, due 7/1/30	4,045,000	4,190,753
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	5,875,000	5,870,660
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	2,120,000	2,123,562
9.375%, due 3/1/29	11,875,000	12,584,068
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	14,894,000	14,729,841
		58,845,791
Miscellaneous—Manufacturing 1.3%
Amsted Industries, Inc.
4.625%, due 5/15/30 (a)	2,000,000	1,915,397
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	7,000,000	7,149,110
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	5,975,000	6,156,801
Calderys Financing LLC
11.25%, due 6/1/28 (a)	5,750,000	6,075,028
Hillenbrand, Inc.
6.25%, due 2/15/29	2,885,000	2,921,931
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	7,000,000	6,881,183
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	7,500,000	7,808,371
		38,907,821
Oil & Gas 5.8%
Ascent Resources Utica Holdings LLC
9.00%, due 11/1/27 (a)	1,556,000	1,889,513
California Resources Corp.
7.125%, due 2/1/26 (a)	866,000	865,986
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	2,800,000	2,769,184
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	2,500,000	2,471,747
6.75%, due 3/1/29	3,750,000	3,683,525
Constellation Oil Services Holding SA
9.375%, due 11/7/29 (a)	3,175,000	3,252,375
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	5,000,000	5,211,215
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	11,300,000	11,540,125

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	$ 4,005,000	$ 4,070,116
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	3,500,000	3,437,999
6.25%, due 11/1/28	5,000,000	5,019,305
Matador Resources Co.
6.875%, due 4/15/28 (a)	2,000,000	2,032,749
Noble Finance II LLC
8.00%, due 4/15/30 (a)	6,500,000	6,629,785
Parkland Corp. (a)
4.50%, due 10/1/29	1,000,000	963,452
4.625%, due 5/1/30	2,000,000	1,917,949
5.875%, due 7/15/27	19,540,000	19,556,614
Parkland Corp. Escrow Claim Shares (g)(h)
4.50%, due 10/1/29	1,000,000	—
4.625%, due 5/1/30	2,000,000	—
5.875%, due 7/15/27	16,940,000	—
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	2,850,000	2,824,940
Permian Resources Operating LLC
5.375%, due 1/15/26 (a)	8,100,000	8,086,386
Range Resources Corp.
4.75%, due 2/15/30 (a)	6,272,000	6,096,787
8.25%, due 1/15/29	1,000,000	1,025,331
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	7,750,000	7,916,648
SM Energy Co.
6.625%, due 1/15/27	1,950,000	1,945,671
6.75%, due 9/15/26	7,270,000	7,286,278
6.75%, due 8/1/29 (a)	4,000,000	4,003,160
Sunoco LP
6.00%, due 4/15/27	2,500,000	2,498,339
Talos Production, Inc.
9.00%, due 2/1/29 (a)	16,025,000	16,423,974
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	7,500,000	7,305,881
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	6,033,846	6,110,132
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	7,483,875	7,478,487
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	6,735,952	6,903,321
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	4,500,000	4,498,760
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	5,975,000	5,436,617

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	$ 4,750,000	$ 4,726,444
		175,878,795
Oil & Gas Services 0.8%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	10,500,000	10,524,854
Nine Energy Service, Inc.
13.00%, due 2/1/28	4,500,000	2,124,900
Oceaneering International, Inc.
6.00%, due 2/1/28	3,000,000	3,017,424
Tidewater, Inc.
9.125%, due 7/15/30 (a)	9,000,000	9,439,153
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	500,000	513,656
		25,619,987
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	1,000,000	1,001,201
Sealed Air Corp.
6.125%, due 2/1/28 (a)	2,935,000	2,963,054
TriMas Corp.
4.125%, due 4/15/29 (a)	2,500,000	2,398,498
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	815,000	858,228
		7,220,981
Pharmaceuticals 1.8%
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	9,000,000	9,247,500
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	1,750,000	1,815,476
ENDO DESIG Escrow Claim Shares
(zero coupon), due 10/15/24 (g)(h)	13,150,000	—
Jazz Securities DAC
4.375%, due 1/15/29 (a)	20,385,000	19,719,968
Organon & Co.
4.125%, due 4/30/28 (a)	24,000,000	22,716,224
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(h)	1,990,000	—
		53,499,168
Pipelines 5.3%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	12,420,000	12,425,234
5.75%, due 1/15/28	7,035,000	7,024,159
Buckeye Partners LP (a)
6.75%, due 2/1/30	5,500,000	5,693,891

	Principal Amount	Value
Corporate Bonds
Pipelines
Buckeye Partners LP (a)
6.875%, due 7/1/29	$ 8,500,000	$ 8,749,849
DT Midstream, Inc.
4.125%, due 6/15/29 (a)	2,500,000	2,407,649
Excelerate Energy LP
8.00%, due 5/15/30 (a)	15,815,000	16,555,964
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,110,000	8,334,087
Genesis Energy LP
7.75%, due 2/1/28	1,900,000	1,918,973
Global Partners LP
6.875%, due 1/15/29	2,250,000	2,273,072
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	3,500,000	3,542,599
Hess Midstream Operations LP (a)
5.875%, due 3/1/28	4,000,000	4,065,848
6.50%, due 6/1/29	7,500,000	7,725,757
ITT Holdings LLC
6.50%, due 8/1/29 (a)	7,500,000	7,143,816
NuStar Logistics LP
6.00%, due 6/1/26	4,200,000	4,213,213
ONEOK, Inc.
5.625%, due 1/15/28 (a)	3,000,000	3,057,160
Plains All American Pipeline LP
Series B
8.698% (3 Month SOFR + 4.372%), due 11/15/2173 (e)(f)	18,663,000	18,673,545
Rockies Express Pipeline LLC
4.95%, due 7/15/29 (a)	4,500,000	4,412,087
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	4,500,000	4,459,591
6.00%, due 3/1/27	7,250,000	7,226,146
7.375%, due 2/15/29	12,400,000	12,722,673
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	9,580,000	9,918,304
9.50%, due 2/1/29	2,000,000	2,181,158
Western Midstream Operating LP
4.65%, due 7/1/26	4,315,000	4,308,956
		159,033,731
Real Estate 0.1%
Howard Hughes Corp. (The)
4.125%, due 2/1/29 (a)	2,000,000	1,906,514
Real Estate Investment Trusts 2.1%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	5,500,000	5,813,979
GLP Capital LP
5.375%, due 4/15/26	700,000	700,204

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Iron Mountain, Inc. (a)
4.875%, due 9/15/27	$ 6,750,000	$ 6,698,766
5.00%, due 7/15/28	2,000,000	1,979,491
5.25%, due 3/15/28	7,275,000	7,237,973
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,500,000	2,431,350
4.75%, due 10/15/27	16,300,000	16,124,477
7.25%, due 7/15/28 (a)	3,220,000	3,320,580
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,965,449
Uniti Group LP (a)
4.75%, due 4/15/28	9,500,000	9,206,594
10.50%, due 2/15/28	6,292,000	6,649,883
		62,128,746
Retail 4.8%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	16,900,000	16,300,793
5.625%, due 9/15/29	3,585,000	3,606,395
6.125%, due 6/15/29	6,500,000	6,643,475
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	14,605,000	14,362,150
4.75%, due 3/1/30	2,250,000	2,160,947
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	3,830,000	3,802,008
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	3,000,000	2,892,513
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	18,185,000	17,707,375
KFC Holding Co.
4.75%, due 6/1/27 (a)	9,157,000	9,111,495
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	9,500,000	9,232,301
Murphy Oil USA, Inc.
4.75%, due 9/15/29	500,000	488,879
5.625%, due 5/1/27	13,250,000	13,233,269
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	6,025,000	5,735,067
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,500,000	1,452,378
Penske Automotive Group, Inc.
3.75%, due 6/15/29	750,000	709,935
PetSmart, Inc. (a)
4.75%, due 2/15/28	14,100,000	13,836,736
7.75%, due 2/15/29	5,190,000	5,078,844
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	22,000,000	11,220,000

	Principal Amount	Value
Corporate Bonds
Retail
SGUS LLC
11.00%, due 12/15/29 (a)	$ 6,417,972	$ 6,097,073
Sonic Automotive, Inc.
4.625%, due 11/15/29 (a)	650,000	625,114
		144,296,747
Semiconductors 0.2%
Entegris, Inc.
4.75%, due 4/15/29 (a)	5,000,000	4,897,674
Software 2.4%
Camelot Finance SA
4.50%, due 11/1/26 (a)	4,978,000	4,913,007
Cloud Software Group, Inc.
6.50%, due 3/31/29 (a)	24,185,000	24,424,069
Dun & Bradstreet Corp. (The)
5.00%, due 12/15/29 (a)	2,250,000	2,301,497
Open Text Corp. (a)
3.875%, due 2/15/28	8,000,000	7,700,076
3.875%, due 12/1/29	2,000,000	1,872,086
6.90%, due 12/1/27	2,850,000	2,942,671
Open Text Holdings, Inc.
4.125%, due 2/15/30 (a)	3,250,000	3,046,248
PTC, Inc.
4.00%, due 2/15/28 (a)	4,600,000	4,482,192
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	19,050,000	19,054,147
UKG, Inc.
6.875%, due 2/1/31 (a)	1,500,000	1,539,997
		72,275,990
Telecommunications 2.5%
Connect Finco SARL
9.00%, due 9/15/29 (a)	1,750,000	1,767,169
EchoStar Corp.
10.75%, due 11/30/29	15,215,000	16,032,806
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	4,250,000	4,244,652
5.875%, due 10/15/27	8,000,000	8,001,448
Iliad Holding SASU (a)
7.00%, due 10/15/28	9,230,000	9,368,404
8.50%, due 4/15/31	2,000,000	2,145,362
Level 3 Financing, Inc.
11.00%, due 11/15/29 (a)	4,023,810	4,562,095
Sunrise HoldCo IV BV
5.50%, due 1/15/28 (a)	2,500,000	2,484,622

	Principal Amount	Value
Corporate Bonds
Telecommunications
T-Mobile USA, Inc.
2.25%, due 2/15/26	$ 20,000,000	$ 19,713,350
4.75%, due 2/1/28	7,555,000	7,561,762
		75,881,670
Toys, Games & Hobbies 0.3%
Mattel, Inc. (a)
3.375%, due 4/1/26	4,469,000	4,408,676
5.875%, due 12/15/27	4,765,000	4,776,074
		9,184,750
Transportation 0.8%
Beacon Mobility Corp.
7.25%, due 8/1/30 (a)	2,250,000	2,292,560
RXO, Inc.
7.50%, due 11/15/27 (a)	810,000	823,384
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	20,500,000	20,220,306
		23,336,250
Total Corporate Bonds (Cost $2,341,207,048)		2,358,150,560
Loan Assignments 15.8%
Aerospace & Defense 0.5%
Chromalloy Corp.
First Lien Term Loan
8.042% (3 Month SOFR + 3.75%), due 3/27/31 (e)	8,215,528	8,236,067
SkyMiles IP Ltd.
First Lien Initial Term Loan
8.075% (3 Month SOFR + 3.75%), due 10/20/27 (e)	1,241,833	1,245,907
TransDigm, Inc.
First Lien Tranche Term Loan J
6.796% (3 Month SOFR + 2.50%), due 2/28/31 (e)	4,443,862	4,457,496
		13,939,470
Automobile 0.4%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
7.106% (1 Month SOFR + 2.75%), due 1/28/32 (e)	8,000,000	8,003,336
Tenneco, Inc.
First Lien Term Loan B 9.396% - 9.422%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	5,600,000	5,524,999
		13,528,335
Banking 0.4%
Jane Street Group LLC
First Lien Extended Term Loan
6.333% (3 Month SOFR + 2.00%), due 12/15/31 (e)	13,382,453	13,321,121

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco 0.4%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.856% (1 Month SOFR + 3.50%), due 10/10/29 (e)	$ 4,315,970	$ 3,981,482
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.057% (3 Month SOFR + 4.00%), due 12/9/31 (e)	4,987,500	4,982,822
United Natural Foods, Inc.
First Lien 2024 Term Loan
9.106% (1 Month SOFR + 4.75%), due 5/1/31 (e)	3,070,283	3,087,553
		12,051,857
Broadcasting & Entertainment 0.1%
Gray Media, Inc.
First Lien Term Loan D
7.443% (1 Month SOFR + 3.00%), due 12/1/28 (e)	2,138,923	2,132,049
Gray Television, Inc.
First Lien Term Loan B
9.579% (1 Month SOFR + 5.25%), due 5/23/29 (e)	104,227	104,189
		2,236,238
Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
First Lien Term Loan
9.606% (1 Month SOFR + 5.25%), due 4/16/29 (e)	1,612,028	1,614,044
Capital Equipment 1.0%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
8.606% (1 Month SOFR + 4.25%), due 10/4/28 (e)	2,462,500	2,352,919
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.856% (1 Month SOFR + 2.50%), due 8/4/31 (e)	7,601,377	7,601,377
TK Elevator Midco GmbH
First Lien Term Loan B1
7.237% (3 Month SOFR + 3.00%), due 4/30/30 (e)	20,386,717	20,488,651
		30,442,947
Cargo Transport 0.6%
Clue Opco LLC
First Lien Term Loan B
8.81% (3 Month SOFR + 4.50%), due 12/19/30 (e)	10,201,778	10,196,310
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.046% (3 Month SOFR + 1.75%), due 4/10/31 (e)	4,127,500	4,119,476
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
7.31% (3 Month SOFR + 3.00%), due 3/8/32 (e)	2,800,000	2,807,000
		17,122,786

	Principal Amount	Value
Loan Assignments
Chemicals 0.0% ‡
ASP Unifrax Holdings, Inc.
First Lien Term Loan
12.046% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (c)(e)	$ 1,006,398	$ 947,695
Chemicals, Plastics & Rubber 1.0%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.721% (1 Month SOFR + 4.25%), due 3/16/29 (e)	8,973,813	8,993,447
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.606% (1 Month SOFR + 2.25%), due 5/5/28 (e)	13,721,469	13,765,296
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1 7.28% - 7.324%
(3 Month SOFR + 3.00%), due 1/31/29 (e)	7,326,108	7,333,229
		30,091,972
Construction & Buildings 0.1%
Knife River Corp.
First Lien Initial Trance Term Loan B
6.31% (3 Month SOFR + 2.00%), due 3/8/32 (e)	1,995,000	1,997,494
Diversified/Conglomerate Manufacturing 0.5%
Quikrete Holdings, Inc.
First Lien Term Loan B3
6.606% (1 Month SOFR + 2.25%), due 2/10/32 (e)	13,965,000	13,951,426
Electronics 0.6%
Camelot US Acquisition LLC (e)
First Lien Incremental Term Loan B
7.106% (1 Month SOFR + 2.75%), due 1/31/31	10,436,698	10,423,652
First Lien Incremental Term Loan
7.606% (1 Month SOFR + 3.25%), due 1/31/31	5,950,000	5,972,312
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.101% (1 Month SOFR + 1.75%), due 3/2/27 (e)	2,456,499	2,454,581
		18,850,545
Energy (Electricity) 1.1%
Alpha Generation LLC
First Lien Initial Term Loan B
6.356% (1 Month SOFR + 2.00%), due 9/30/31 (e)	10,453,669	10,435,374
BCP VI Summit Holdings LP
First Lien Initial Term Loan
7.856% (1 Month SOFR + 3.50%), due 1/30/32 (e)	3,000,000	3,015,000
Cogentrix Finance Holdco I LLC
First Lien Term Loan
7.106% (1 Month SOFR + 2.75%), due 2/13/32 (e)	3,740,625	3,740,625

	Principal Amount	Value
Loan Assignments
Energy (Electricity)
Lightning Power LLC
First Lien Initial Term Loan B
6.546% (3 Month SOFR + 2.25%), due 8/18/31 (e)	$ 1,985,000	$ 1,984,690
Talen Energy Supply LLC (e)
First Lien Initial Term Loan B
6.808% (3 Month SOFR + 2.50%), due 5/17/30	7,676,605	7,682,363
First Lien 2024-1 Incremental Term Loan B
6.808% (3 Month SOFR + 2.50%), due 12/11/31	6,965,000	6,972,460
		33,830,512
Entertainment 0.1%
ECL Entertainment LLC
First Lien Facility Term Loan B
7.858% (1 Month SOFR + 3.50%), due 8/30/30 (e)	2,462,625	2,468,781
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25%, due 4/10/26 (b)(g)	3,202,012	1,953,228
		4,422,009
Finance 1.5%
Arches Buyer, Inc.
First Lien New Term Loan
7.706% (1 Month SOFR + 3.25%), due 12/6/27 (e)	8,967,424	8,949,991
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B6
7.356% (1 Month SOFR + 3.00%), due 12/10/30 (e)	748,125	750,930
First Eagle Holdings, Inc.
First Lien Tranche Term Loan B2
7.296% (3 Month SOFR + 3.00%), due 3/5/29 (e)	1,174,769	1,174,377
Mativ Holdings, Inc.
First Lien Term Loan B
8.221% (1 Month SOFR + 3.75%), due 4/20/28 (e)	1,048,813	1,039,636
Osaic Holdings, Inc. (e)
First Lien Term Loan
7.384% (1 Year SOFR + 3.50%), due 7/19/32	8,500,000	8,500,000
First Lien Term Loan B4
7.856% (1 Month SOFR + 3.50%), due 8/17/28	4,399,643	4,404,043
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
8.221% (1 Month SOFR + 3.75%), due 1/31/28	10,204,836	9,388,450
First Lien Second Amendment Incremental Term Loan
9.471% (1 Month SOFR + 5.00%), due 1/31/28	12,897,198	11,983,651
		46,191,078
Healthcare & Pharmaceuticals 0.5%
1261229 BC Ltd.
First Lien Initial Term Loan
10.606% (1 Month SOFR + 6.25%), due 10/8/30 (e)	12,000,000	11,737,500

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Bausch + Lomb Corp.
First Lien New Term Loan
8.356% (1 Month SOFR + 4.00%), due 9/29/28 (e)	$ 2,652,750	$ 2,646,118
		14,383,618
Healthcare, Education & Childcare 1.3%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.356% (1 Month SOFR + 4.00%), due 4/23/31 (e)	17,522,114	17,565,919
LifePoint Health, Inc. (e)
First Lien 2024-2 Refinancing Term Loan
7.82% (3 Month SOFR + 3.50%), due 5/19/31	2,600,000	2,583,750
First Lien Term Loan B1
8.068% (3 Month SOFR + 3.75%), due 5/19/31	19,335,487	19,246,872
		39,396,541
High Tech Industries 0.2%
Open Text Corp.
First Lien Term Loan B
6.106% (1 Month SOFR + 1.75%), due 1/31/30 (e)	6,187,324	6,186,619
Hotel, Gaming & Leisure 0.1%
Motion Finco SARL
First Lien Facility Term Loan B3
7.796% (3 Month SOFR + 3.50%), due 11/13/29 (e)	2,863,931	2,622,882
Hotels, Motels, Inns & Gaming 0.4%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.606% (1 Month SOFR + 2.25%), due 2/6/31 (e)	6,122,500	6,116,757
Four Seasons Hotels Ltd.
First Lien Term Loan B
6.106% (1 Month SOFR + 1.75%), due 11/30/29 (e)	5,195,603	5,219,960
		11,336,717
Insurance 0.1%
Ryan Specialty LLC
First Lien Term Loan B1
6.606% (1 Month SOFR + 2.25%), due 9/15/31 (e)	1,990,000	1,985,025
Manufacturing 0.2%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.792% (3 Month SOFR + 2.50%), due 3/15/30 (e)	5,048,191	5,056,606

	Principal Amount	Value
Loan Assignments
Media 0.8%
Block Communications, Inc.
First Lien Term Loan
6.807% (3 Month SOFR + 2.25%), due 2/25/27 (e)	$ 11,133,125	$ 11,133,125
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29 (e)	9,477,615	9,394,686
Lamar Media Corp.
First Lien New Term Loan B
5.956% (1 Month SOFR + 1.50%), due 2/5/27 (e)	5,000,000	4,987,500
		25,515,311
Mining, Steel, Iron & Non-Precious Metals 0.1%
American Rock Salt Co. LLC (e)
First Lien Initial Term Loan
8.594% (3 Month SOFR + 4.00%), due 6/9/28	4,242,660	3,213,815
First Lien First Out Term Loan
11.594% (3 Month SOFR + 7.00%), due 6/11/28	1,355,247	1,355,247
		4,569,062
Oil & Gas 0.5%
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
6.286% (3 Month SOFR + 2.00%), due 10/4/30 (e)	4,790,449	4,784,461
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.807% (3 Month SOFR + 5.50%), due 10/30/28 (e)	8,232,367	3,797,180
PetroQuest Energy LLC (b)(c)(g)
First Lien Term Loan
14.00% (14.00% PIK) (PRIME + 6.50%), due 11/10/25 (e)	5,373,441	53,734
First Lien 2020 Term Loan
14.00% (14.50% PIK), due 9/19/26	137,504	137,504
Prairie Acquiror LP
First Lien Term Loan B4
8.105% (1 Month SOFR + 3.75%), due 8/1/29 (e)	2,962,613	2,970,019
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.606% (1 Month SOFR + 3.25%), due 11/17/28 (e)	2,895,000	2,901,030
		14,643,928
Personal, Food & Miscellaneous Services 0.3%
1011778 B.C. Unlimited Liability Co.
First Lien Term Loan B5
6.106% (1 Month SOFR + 1.75%), due 9/20/30 (e)	3,456,337	3,445,229
KFC Holding Co.
First Lien 2021 Term Loan B
6.214% (1 Month SOFR + 1.75%), due 3/15/28 (e)	2,526,068	2,537,910

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
WW International, Inc.
First Lien Initial Term Loan
11.121% (3 Month SOFR + 6.80%), due 6/24/30 (e)	$ 2,397,929	$ 2,254,053
		8,237,192
Retail 1.2%
Great Outdoors Group LLC
First Lien Term Loan B
7.606% (1 Month SOFR + 3.25%), due 1/23/32 (e)	35,018,218	35,000,709
Retail Store 0.0% ‡
PetSmart LLC
First Lien Initial Term Loan
8.206% (1 Month SOFR + 3.75%), due 2/11/28 (e)	1,000,000	997,917
Services: Business 0.7%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.606% (1 Month SOFR + 2.25%), due 9/29/31 (e)	1,755,000	1,744,031
Aretec Group, Inc.
First Lien Term Loan B3
7.856% (1 Month SOFR + 3.50%), due 8/9/30 (e)	8,669,548	8,684,451
Artera Services LLC
First Lien Tranche Term Loan C
8.796% (3 Month SOFR + 4.50%), due 2/18/31 (e)	2,977,387	2,463,788
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.78% - 6.833%
(3 Month SOFR + 2.50%), due 7/1/31 (e)	2,977,502	2,982,153
Dun & Bradstreet Corp. (The)
First Lien Incremental Term Loan B2
6.603% (1 Month SOFR + 2.25%), due 1/18/29 (e)	2,750,422	2,749,217
Orion US Finco
First Lien Term Loan
7.325% (1 Year SOFR + 3.50%), due 5/21/32 (e)	3,500,000	3,516,188
		22,139,828
Software 0.8%
VS Buyer LLC
First Lien 2025-1 Initial Term Loans
6.56% (3 Month SOFR + 2.25%), due 4/14/31	1,985,025	1,987,506
Cloud Software Group, Inc.
First Lien Initial Dollar Facility Term Loan B
7.796% (3 Month SOFR + 3.50%), due 3/30/29 (e)	9,125,751	9,140,005
McAfee Corp.
First Lien Tranche Term Loan B1
7.327% (1 Month SOFR + 3.00%), due 3/1/29 (e)	4,680,000	4,486,950

	Principal Amount	Value
Loan Assignments
Software
UKG, Inc.
First Lien Initial Term Loan
7.32% (3 Month SOFR + 3.00%), due 2/10/31 (e)	$ 8,605,000	$ 8,605,000
		24,219,461
Telecommunications 0.1%
Connect Finco SARL
First Lien First Amendment Term Loan
7.856% (1 Month SOFR + 3.50%), due 12/11/26 (e)	2,523,518	2,517,209
CSC Holdings LLC
First Lien 2022 Term Loan
8.942% (1 Month SOFR + 4.50%), due 1/18/28 (e)	1,974,684	1,969,131
		4,486,340
Utilities 0.1%
Constellation Renewables LLC
First Lien Term Loan
6.583% (3 Month SOFR + 2.25%), due 12/15/27 (e)	2,386,778	2,386,182
Total Loan Assignments (Cost $486,461,400)		477,703,467
Total Long-Term Bonds (Cost $2,846,301,972)		2,855,767,379

	Shares

Common Stocks 0.2%
Diversified Consumer Services 0.0% ‡
WW International, Inc. (j)	223	9,435
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(g)(j)	2,021	885,198
Energy Equipment & Services 0.0% ‡
Nine Energy Service, Inc. (j)	18,072	13,697
Independent Power and Renewable Electricity Producers 0.0% ‡
GenOn Energy, Inc. (i)(j)	20,915	679,737
Oil, Gas & Consumable Fuels 0.0% ‡
Gulfport Energy Corp. (j)	1,309	227,936
PetroQuest Energy, Inc. (b)(g)(j)	11,867	—
Talos Energy, Inc. (j)	71,517	611,471
		839,407

	Shares	Value
Common Stocks
Pharmaceuticals 0.2%
Endo, Inc. (j)	172,769	$ 4,075,621
Total Common Stocks (Cost $9,767,618)		6,503,095
Preferred Stock 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (b)(g)(j)	4,501	4,726,050
Total Investments (Cost $2,860,365,062)	95.2%	2,866,996,524
Other Assets, Less Liabilities	4.8	145,554,266
Net Assets	100.0%	$ 3,012,550,790

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of July 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $10,305,476, which represented 0.3% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(e)	Floating rate—Rate shown was the rate in effect as of July 31, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Non-income producing security.
Abbreviation(s):
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 19,913,352	$ —	$ 19,913,352
Corporate Bonds	—	2,358,150,560	—	2,358,150,560
Loan Assignments	—	475,559,001	2,144,466	477,703,467
Total Long-Term Bonds	—	2,853,622,913	2,144,466	2,855,767,379
Common Stocks	4,938,160	679,737	885,198	6,503,095
Preferred Stock	—	—	4,726,050	4,726,050
Total Investments in Securities	$ 4,938,160	$ 2,854,302,650	$ 7,755,714	$ 2,866,996,524

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Short Term Muni Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.2%
Long-Term Municipal Bonds 90.0%
Alabama 4.9%
Alabama Community College System, Coastal Alabama Community College, Revenue Bonds
Insured: BAM
4.00%, due 10/1/27	$ 500,000	$ 511,601
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.94%, due 4/1/53	7,195,000	7,040,503
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,946,515
Series C-1
5.25%, due 12/1/25	880,000	885,501
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,500,659
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,873,100
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (a)	1,510,000	1,625,540
Houston County Health Care Authority, Southeast Alabama Medical Center, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,011,763
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,933,574
Southeast Energy Authority A Cooperative District, Revenue Bonds (a)
Series C
5.00%, due 5/1/55	3,000,000	3,191,585
Series B
5.25%, due 3/1/55	2,500,000	2,595,720
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,641,654
State of Alabama Docks Department, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/27 (b)	1,250,000	1,290,162
		48,047,877
Arizona 3.6%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
2.17%, due 1/1/46	600,000	599,471
Series B
2.54%, due 1/1/46	2,400,000	2,400,040
Series B
2.54%, due 1/1/46	12,000,000	11,902,110

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/29	$ 12,000,000	$ 12,739,496
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/29 (b)	6,210,000	6,673,909
County of Pinal, Revenue Bonds
Insured: BAM
4.314%, due 8/1/28	350,000	349,968
Insured: BAM
4.567%, due 8/1/30	350,000	351,158
		35,016,152
California 11.1%
Alameda Corridor Transportation Authority, Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/27	4,500,000	4,078,803
Anaheim Public Financing Authority, Convention Center Expansion, Revenue Bonds
Series A, Insured: AG
2.093%, due 7/1/27	1,135,000	1,086,758
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/31 (b)	3,250,000	3,516,277
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series B
5.00%, due 1/1/55	2,000,000	2,082,874
Series D
5.00%, due 2/1/55	3,000,000	3,194,137
Series C
5.25%, due 1/1/54	4,500,000	4,697,552
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	5,500,000	5,522,741
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series B
2.326%, due 10/1/27	1,590,000	1,521,955
California Municipal Finance Authority, Waste Management, Inc. Project, Revenue Bonds
Series A
3.95%, due 11/1/46 (a)(b)	5,600,000	5,600,330
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(b)	5,000,000	5,000,259
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	11,500,000	10,496,072
Clovis Unified School District, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/25	2,500,000	2,500,000

	Principal Amount	Value
Long-Term Municipal Bonds
California
Corona-Norco Unified School District, Unlimited General Obligation
Series A
5.00%, due 8/1/44	$ 960,000	$ 960,000
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B, Insured: State Appropriations
2.246%, due 6/1/29	3,900,000	3,606,752
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/26	3,000,000	3,068,038
Series B
5.00%, due 8/1/32	1,100,000	1,234,964
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/27	675,000	693,981
Series D
5.00%, due 7/1/27	655,000	683,107
Series A
5.00%, due 7/1/28	3,000,000	3,158,994
Series A
5.00%, due 7/1/29	430,000	465,765
Series A
5.00%, due 7/1/29	5,000,000	5,415,877
Series B
5.00%, due 7/1/30	1,550,000	1,699,495
Series B
5.00%, due 7/1/31	2,000,000	2,210,033
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B
5.00%, due 7/1/29	1,000,000	1,083,949
Sacramento City Financing Authority, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/25	5,000,000	4,944,029
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	1,500,000	1,585,802
Series B
5.00%, due 7/1/29	1,750,000	1,878,720
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
5.558%, due 7/1/43	4,900,000	4,872,350
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	6,500,000	6,321,505
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/28	3,260,000	3,467,149
Series 1
5.00%, due 7/1/28	470,000	499,865

	Principal Amount	Value
Long-Term Municipal Bonds
California
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/32	$ 1,480,000	$ 1,648,956
Series 1
5.00%, due 7/1/32	2,145,000	2,389,872
Southern California Public Power Authority, Windy Point/Windy Flats Project, Revenue Bonds
Series 1
5.00%, due 7/1/29	1,220,000	1,321,474
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/30	4,225,000	4,632,493
University of California, Revenue Bonds
Series BG
1.614%, due 5/15/30	2,395,000	2,129,342
		109,270,270
Colorado 2.6%
Adams & Arapahoe Joint School District 28J, Aurora, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/26	1,000,000	1,040,379
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	5,000,000	4,931,241
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/25	5,370,000	5,401,857
Series A
5.00%, due 12/1/26	2,750,000	2,814,646
Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds
4.00%, due 6/30/27 (b)	4,475,000	4,519,541
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	4,500,000	4,490,055
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/27	600,000	622,530
Insured: BAM
5.00%, due 6/1/28	550,000	579,997
Insured: BAM
5.00%, due 6/1/29	775,000	830,096
		25,230,342
Connecticut 0.2%
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/26	2,260,000	2,263,029

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia 2.1%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	$ 1,090,000	$ 1,091,974
District of Columbia Housing Finance Agency, Wesley Hawaii LLC, Revenue Bonds
3.65%, due 7/1/28 (a)	2,620,000	2,657,960
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Revenue Bonds
Series B
5.00%, due 3/1/29 (a)	2,750,000	2,875,339
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,255,617
Series A
5.00%, due 10/1/28	1,020,000	1,083,434
Series A
5.00%, due 10/1/28	1,250,000	1,327,738
Series A
5.00%, due 10/1/29	7,000,000	7,532,939
Series A
5.00%, due 10/1/29	1,735,000	1,867,093
		20,692,094
Florida 1.2%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida, Inc. Project, Revenue Bonds
Series B-2
3.75%, due 10/1/30	1,000,000	1,000,711
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	2,000,000	2,153,080
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.25%, due 9/1/27	2,000,000	2,100,325
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	4,225,000	4,333,790
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (a)	2,000,000	2,031,955
Village Community Development District No. 12, Special Assessment
3.25%, due 5/1/26	480,000	479,871
		12,099,732
Georgia 2.4%
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/27 (b)	2,185,000	2,271,690
Decatur Housing Authority, Calvin Court Project, Revenue Bonds
3.60%, due 8/1/28 (a)	2,150,000	2,180,157

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Development Authority of Monroe County (The), Georgia Power Co. Scherer, Revenue Bonds, First Series
Series 1
1.00%, due 7/1/49 (a)	$ 1,590,000	$ 1,543,494
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 7/1/52	7,490,000	7,570,569
Series A
5.00%, due 5/1/54	2,205,000	2,338,786
Series B
5.00%, due 12/1/54	3,145,000	3,333,715
Series E
5.00%, due 5/1/55	3,645,000	3,828,751
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/26	970,000	979,172
		24,046,334
Guam 0.2%
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/28 (c)	1,325,000	1,383,136
Series F
5.00%, due 1/1/29	1,000,000	1,049,345
		2,432,481
Hawaii 0.1%
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,059,214
Idaho 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.35%, due 7/1/28	1,150,000	1,162,159
Illinois 3.8%
Chicago Board of Education, Unlimited General Obligation
Series C, Insured: AG
5.00%, due 12/1/27	1,000,000	1,037,400
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/30	1,000,000	1,051,782
Series B, Insured: AG-CR
7.375%, due 1/1/33	1,250,000	1,385,007
City of Country Club Hills, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/25	1,230,000	1,232,852

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
2.99%, due 5/1/42	$ 1,125,000	$ 1,117,641
Kane & DeKalb Counties Community Unit School District No. 302, Kaneland, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 2/1/29	2,200,000	1,946,110
La Salle & Bureau Counties Township High School District No. 120, LaSalle-Peru, Unlimited General Obligation
Insured: AG
5.00%, due 12/1/32	1,960,000	2,159,309
Peoria Tazewell Etc Counties Community College District No. 514, Unlimited General Obligation
Series B
6.25%, due 12/1/27	2,665,000	2,874,995
Series B
6.25%, due 12/1/28	2,000,000	2,220,320
Series B
6.25%, due 12/1/29	775,000	881,999
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,668,122
Series D
5.00%, due 11/1/25	5,100,000	5,128,500
Series A
5.00%, due 3/1/29	3,745,000	3,990,441
Series B
5.00%, due 10/1/29	800,000	858,059
Series C
5.00%, due 11/1/29	5,920,000	6,163,773
Series 1
6.63%, due 2/1/35	1,807,692	1,900,179
Series 3
6.725%, due 4/1/35	1,538,462	1,623,025
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/25	100,000	100,410
		37,339,924
Indiana 3.2%
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/1/26	1,805,000	1,817,180
Insured: State Intercept
5.00%, due 1/1/26	1,000,000	1,006,748
Hamilton Southeastern Schools, Limited General Obligation
Series A, Insured: State Intercept
5.00%, due 12/31/25	1,430,000	1,442,955
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series B
0.65%, due 8/1/25	1,500,000	1,500,000
Series A
0.75%, due 12/1/38 (a)	2,000,000	1,962,875

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds
Series B
3.45%, due 5/1/28 (a)	$ 1,200,000	$ 1,200,558
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series D-1
5.00%, due 10/1/64 (a)	3,750,000	4,005,416
Indiana Housing & Community Development Authority, Revenue Bonds (b)
Series B-2, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/27	1,135,000	1,143,246
Series B-2, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/28	1,000,000	1,013,086
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds (b)
Series D
5.00%, due 1/1/26	2,495,000	2,517,549
Series B-2
5.00%, due 1/1/28	3,050,000	3,204,200
Series B-2
5.00%, due 1/1/29	10,455,000	11,114,869
		31,928,682
Iowa 0.2%
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
3.875%, due 1/1/42 (a)(b)	830,000	830,798
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/28 (b)	565,000	593,851
Kirkwood Community College, Unlimited General Obligation
3.00%, due 6/1/32	500,000	480,685
		1,905,334
Kansas 0.1%
Reno County Unified School District No. 309, Nickerson, Unlimited General Obligation
Insured: AG
5.00%, due 9/1/27	775,000	809,179
Kentucky 0.8%
Kenton County Airport Board, Revenue Bonds
Series A
5.00%, due 1/1/29 (b)	1,125,000	1,196,005
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	4,245,000	4,250,039
Kentucky Higher Education Student Loan Corp., Revenue Bonds
Series A-2
5.255%, due 6/1/28	500,000	504,564
Series A-2
5.414%, due 6/1/29	1,610,000	1,632,329
		7,582,937

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana 0.6%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/26	$ 1,500,000	$ 1,544,193
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series B
5.00%, due 5/15/30	4,000,000	4,337,137
		5,881,330
Maine 0.1%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AG
5.00%, due 12/1/28 (b)	1,000,000	1,043,460
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AG State Aid Withholding
5.00%, due 7/1/26	200,000	204,125
Series C, Insured: AG State Aid Withholding
5.00%, due 7/1/27	200,000	208,888
		1,456,473
Maryland 0.8%
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
5.00%, due 7/1/26	2,515,000	2,565,034
State of Maryland, Unlimited General Obligation, Second Series
Series A
5.00%, due 8/1/29	5,000,000	5,489,136
		8,054,170
Massachusetts 0.5%
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series A
5.52%, due 7/1/35	3,000,000	3,032,456
Town of Sutton, Unlimited General Obligation
2.05%, due 6/1/26	1,950,000	1,930,281
		4,962,737
Michigan 2.9%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AG
3.65%, due 7/1/32	13,500,000	13,380,675
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	3,000,000	3,100,561
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (a)(d)	7,000,000	7,006,565
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.30%, due 6/1/28	1,775,000	1,789,942

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.45%, due 12/1/29	$ 1,490,000	$ 1,511,549
Series A
3.60%, due 12/1/30	1,110,000	1,116,698
Walled Lake Consolidated School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/26	650,000	660,746
		28,566,736
Minnesota 3.3%
City of Mankato, Unlimited General Obligation
Series A
2.125%, due 2/1/27	920,000	905,267
City of Minneapolis, Unlimited General Obligation
4.00%, due 12/1/25	5,500,000	5,527,430
County of Washington, Limited General Obligation
Series A
2.00%, due 2/1/32	1,395,000	1,255,190
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	4,000,000	3,911,751
County of Washington, Capital Improvement Plan, Unlimited General Obligation
Series A
2.10%, due 2/1/27	205,000	201,962
Duluth Independent School District No. 709, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/30	1,750,000	1,455,918
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/31	1,200,000	949,096
Metropolitan Council, Unlimited General Obligation
Series C
2.50%, due 3/1/29	5,605,000	5,487,518
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	5,155,000	4,596,325
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	8,040,000	8,040,477
St. Cloud Independent School District No. 742, Unlimited General Obligation
Series A, Insured: SD CRED PROG
(zero coupon), due 2/1/30	630,000	547,088
		32,878,022
Mississippi 0.3%
State of Mississippi, Unlimited General Obligation
Series C
4.053%, due 10/1/27	3,135,000	3,134,991

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri 0.2%
Kansas City Municipal Assistance Corp., Leasehold, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/26	$ 2,000,000	$ 1,955,065
Montana 0.7%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,116,723
City of Forsyth, Avista Corp. Colstrip Project, Revenue Bonds
Series A
3.875%, due 10/1/32	2,300,000	2,295,588
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	1,270,000	1,326,920
		6,739,231
Nevada 1.6%
Clark County School District, Limited General Obligation
Series A
5.00%, due 6/15/27	6,295,000	6,574,029
County of Clark, Department of Aviation, Revenue Bonds, Sub. Lien
Series B
5.00%, due 7/1/26 (b)	3,000,000	3,059,134
Las Vegas Convention & Visitors Authority, Convention Center Expansion and Renovation, Revenue Bonds
Series B
5.00%, due 7/1/31	5,665,000	6,182,973
		15,816,136
New Jersey 6.2%
Jersey City Redevelopment Agency, Bayfront Redeveloment Project, Revenue Notes
Series A, Insured: MUN GOVT GTD
4.50%, due 12/11/25	3,330,000	3,346,639
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series A
2.20%, due 10/1/39	3,500,000	3,164,678
Series B
3.75%, due 11/1/34	2,910,000	2,905,649
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	2,900,000	2,902,013
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b)
Series 1-B
5.00%, due 12/1/27	3,500,000	3,631,715
Series 1-B
5.00%, due 12/1/28	8,000,000	8,354,550
Series 1-B
5.00%, due 12/1/30	9,375,000	9,897,093

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
3.375%, due 4/1/29	$ 250,000	$ 252,162
Series M
3.45%, due 10/1/29	370,000	373,574
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	1,000,000	1,010,601
Series M
3.55%, due 4/1/30	400,000	403,746
Series M
3.60%, due 10/1/30	350,000	352,155
Series M
3.75%, due 4/1/31	780,000	785,246
Series M
3.75%, due 10/1/31	795,000	799,266
Series M
3.90%, due 4/1/32	1,875,000	1,884,007
Series M
3.95%, due 10/1/32	2,465,000	2,474,793
Series M
4.05%, due 4/1/33	550,000	551,826
Series M
4.10%, due 10/1/33	675,000	678,147
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	11,000,000	11,229,865
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/30	1,000,000	934,610
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/26	5,000,000	5,107,597
		61,039,932
New Mexico 0.1%
New Mexico Mortgage Finance Authority, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.45%, due 9/1/32	775,000	759,069
New York 7.2%
City of New York, Unlimited General Obligation
Series H
4.82%, due 2/1/29	2,100,000	2,139,456
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AG
3.00%, due 8/1/26	3,500,000	3,500,759
New York City Housing Development Corp., Revenue Bonds
Series F-2
3.40%, due 11/1/64 (a)	1,000,000	1,006,762

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Housing Development Corp., 8 Spruce Street Project, Revenue Bonds
Class A
5.458%, due 12/15/31	$ 12,525,000	$ 12,801,557
New York City Housing Development Corp., 8 Spruce Street, Revenue Bonds
Class B
6.033%, due 12/15/31	1,600,000	1,636,355
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series C
1.952%, due 3/15/29	4,525,000	4,195,682
New York State Dormitory Authority, Revenue Bonds
Series D
5.50%, due 3/15/30	3,152,430	3,198,557
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	7,285,000	7,257,772
New York State Energy Research & Development Authority, Revenue Bonds
Series A
5.739%, due 4/1/26	1,625,000	1,624,161
Series A
5.789%, due 4/1/27	4,000,000	3,994,062
Series A
5.822%, due 4/1/28	2,500,000	2,496,899
Series A
5.947%, due 4/1/29	1,000,000	999,129
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (a)	10,000,000	10,065,672
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/26	5,000,000	5,138,023
Insured: AG-CR
5.00%, due 12/1/29	4,000,000	4,320,944
5.00%, due 12/1/30	2,000,000	2,155,366
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/28	750,000	810,679
5.00%, due 12/1/29	700,000	770,513
TSASC, Inc., Revenue Bonds
Series A
5.00%, due 6/1/26	3,095,000	3,128,326
		71,240,674
North Carolina 2.6%
County of Orange, School, Unlimited General Obligation
Series B
2.75%, due 2/1/31	1,470,000	1,441,546
County of Wake, Unlimited General Obligation
Series C
5.00%, due 4/1/33	4,575,000	5,214,613

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AG
5.00%, due 7/1/28	$ 1,000,000	$ 1,054,335
Insured: AG
5.00%, due 7/1/29	1,165,000	1,246,240
Insured: AG
5.00%, due 7/1/30	1,100,000	1,185,159
Nash Health Care Systems, Healthcare Facilities, Revenue Bonds
5.00%, due 2/1/32	12,000,000	13,097,644
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/28	750,000	790,774
Series A
5.50%, due 6/1/29	1,300,000	1,389,996
		25,420,307
North Dakota 0.1%
North Dakota Housing Finance Agency, Revenue Bonds
Series D
5.50%, due 7/1/31	1,015,000	1,129,121
Ohio 2.1%
Cleveland Municipal School District, Unlimited General Obligation
Insured: SD CRED PROG
5.00%, due 12/1/25	1,100,000	1,108,184
Insured: SD CRED PROG
5.00%, due 12/1/26	1,300,000	1,338,301
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/30 (b)	2,000,000	2,145,396
County of Fayette, Adena Health System Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 12/1/29	600,000	652,411
Insured: AG
5.25%, due 12/1/30	600,000	659,398
Insured: AG
5.25%, due 12/1/31	1,000,000	1,106,774
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
2.52%, due 12/1/42	3,995,000	3,958,524
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Revenue Bonds, Junior Lien
Series A
5.00%, due 2/15/26	2,000,000	2,025,213
Springboro Community City School District, Unlimited General Obligation
Insured: AG
5.25%, due 12/1/25	2,000,000	2,016,189

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
State of Ohio, Unlimited General Obligation
Series A
5.00%, due 3/1/26	$ 1,275,000	$ 1,293,904
Series U
5.00%, due 5/1/27	2,580,000	2,695,826
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AG
5.00%, due 12/31/28 (b)	1,275,000	1,276,433
		20,276,553
Oregon 2.1%
City of Redmond, Airport Expansion Projects, Limited General Obligation (b)
Series A
5.00%, due 6/1/31	800,000	861,767
Series A
5.00%, due 6/1/32	500,000	539,253
Series A
5.00%, due 6/1/33	665,000	717,983
Clackamas County Service District No. 1, Revenue Bonds
2.375%, due 12/1/31	3,000,000	2,817,381
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	6,000,000	6,012,988
Oregon School Boards Association, Limited General Obligation
Series B, Insured: NATL-RE State Intercept
5.55%, due 6/30/28	3,498,224	3,553,487
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.00%, due 7/1/29 (b)	3,000,000	3,218,367
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series B
4.791%, due 5/1/31	1,145,000	1,178,170
Series B
4.891%, due 5/1/32	1,500,000	1,548,504
		20,447,900
Pennsylvania 1.9%
Armstrong School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/15/28	2,070,000	2,189,496
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
3.20%, due 3/1/29	5,000,000	5,010,544
Series 1
3.50%, due 3/1/31	1,500,000	1,505,748
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (a)	8,000,000	7,676,652

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AG
3.65%, due 7/1/27	$ 945,000	$ 936,046
West Mifflin School District, Limited General Obligation
Insured: AG State Aid Withholding
5.00%, due 4/1/28	1,000,000	1,027,476
		18,345,962
Puerto Rico 0.0% ‡
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	70,000	55,848
Rhode Island 0.3%
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/30	1,750,000	1,850,918
Series B
5.00%, due 12/1/32	1,000,000	1,056,469
		2,907,387
South Carolina 0.6%
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD Sector 202
5.00%, due 10/1/26 (a)	1,000,000	1,003,172
Tobacco Settlement Revenue Management Authority, Revenue Bonds
Series B
6.375%, due 5/15/30	4,400,000	5,018,857
		6,022,029
Tennessee 2.0%
County of Bedford, Unlimited General Obligation
Insured: BAM
3.00%, due 4/1/32	1,475,000	1,416,242
County of Campbell, Unlimited General Obligation
Insured: AG
2.00%, due 6/1/31	985,000	888,577
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	979,198
New Memphis Arena Public Building Authority, City of Memphis Project, Revenue Bonds
(zero coupon), due 4/1/27 (e)	1,000,000	976,041
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,000,000	2,108,056
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	7,650,000	7,659,749

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3-C
3.50%, due 1/1/56 (a)	$ 1,825,000	$ 1,825,432
Series 1-C
3.55%, due 1/1/29 (b)	1,195,000	1,195,053
Series 1-C
3.55%, due 7/1/29 (b)	2,235,000	2,235,459
		19,283,807
Texas 7.3%
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,088,621
Series B
5.00%, due 2/15/26	7,000,000	7,088,621
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.00%, due 8/1/26	625,000	634,774
Series A
5.00%, due 8/1/28	725,000	753,207
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,065,958
City of Mesquite, Waterworks & Sewer System, Revenue Bonds
5.00%, due 3/1/26	1,035,000	1,048,473
City of Plano, Limited General Obligation
3.00%, due 9/1/27	3,925,000	3,925,864
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/28	5,950,000	5,952,371
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AG
6.50%, due 3/1/27	390,000	410,996
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	930,000	977,189
Insured: BAM
7.00%, due 12/1/27	800,000	870,629
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
2.00%, due 9/1/32	1,300,000	1,099,923
Insured: BAM
6.00%, due 9/1/25	980,000	982,502
Insured: BAM
6.00%, due 9/1/26	980,000	1,011,156
Harris County Municipal Utility District No. 490, Unlimited General Obligation
Insured: AG
7.50%, due 9/1/29	1,420,000	1,549,740

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/25	$ 310,000	$ 310,881
Insured: BAM
7.00%, due 9/1/26	325,000	337,813
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/28	500,000	456,445
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	4,260,000	4,103,153
Midland County Fresh Water Supply District No. 1, Midland Projects, Revenue Bonds
Series A
(zero coupon), due 9/15/32	500,000	372,887
Montgomery County Municipal Utility District No. 138, Unlimited General Obligation
Insured: AG
6.375%, due 9/1/30	1,850,000	1,991,130
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/25	300,000	301,003
5.00%, due 11/1/26	280,000	284,672
5.00%, due 11/1/27	345,000	355,632
5.00%, due 11/1/28	435,000	454,078
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Revenue Bonds
3.00%, due 6/1/33	1,930,000	1,796,585
Port of Corpus Christi Authority of Nueces County, Revenue Bonds
3.737%, due 12/1/26	3,000,000	2,983,217
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	3,000,000	2,808,845
State of Texas, Unlimited General Obligation
5.00%, due 8/1/27 (b)	1,975,000	2,058,812
State of Texas, College Student Loan, Unlimited General Obligation
Series A
5.25%, due 8/1/28 (b)	2,360,000	2,522,477
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B, Insured: GNMA
3.65%, due 1/1/28	625,000	632,931
Series B, Insured: GNMA
3.80%, due 1/1/29	1,075,000	1,093,941
Series B, Insured: GNMA
3.85%, due 7/1/29	995,000	1,014,748
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.713%, due 9/15/27	10,635,000	10,653,816
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/26	500,000	506,996

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/28	$ 500,000	$ 514,450
5.00%, due 9/1/30	500,000	527,500
		71,542,036
U.S. Virgin Islands 2.0%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	4,200,000	4,205,312
Series A
5.00%, due 10/1/26	15,430,000	15,563,401
		19,768,713
Utah 1.0%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/29 (b)	2,000,000	2,100,861
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.00%, due 12/15/25	2,000,000	1,992,270
Series B
2.30%, due 12/15/28	1,000,000	984,020
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,290,032
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,770,000	1,756,058
Weber School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.125%, due 6/15/32	1,670,000	1,489,913
		9,613,154
Virginia 2.9%
Bristol Industrial Development Authority, Revenue Bonds
Series A
6.75%, due 11/1/33 (d)	1,475,000	1,471,878
Gloucester County Economic Development Authority, Waste Management Disposal Services of Virginia, Inc., Revenue Bonds
Series A
4.25%, due 9/1/38 (a)(b)	4,000,000	4,017,916
Petersburg Redevelopment & Housing Authority, PB Petersburg Owner II LLC, Revenue Bonds
4.00%, due 5/1/45 (a)	2,500,000	2,542,052
Prince William County Service Authority, Revenue Bonds
3.00%, due 7/1/31	1,000,000	1,000,163
3.00%, due 7/1/32	1,495,000	1,495,243
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	3,000,000	3,000,660
Virginia Housing Development Authority, Revenue Bonds
Series F-1
3.55%, due 1/1/27	310,000	312,006

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia Housing Development Authority, Revenue Bonds
Series F-1
3.60%, due 7/1/27	$ 800,000	$ 807,272
Series A
3.65%, due 3/1/29	2,060,000	2,062,980
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	2,000,000	1,927,145
Series A, Insured: State Intercept
3.00%, due 8/1/28	3,950,000	3,953,096
Virginia Small Business Financing Authority, Pure Salmon Virginia LLC, Revenue Bonds
4.00%, due 11/1/52 (a)(b)	2,500,000	2,501,585
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	3,000,000	2,990,141
		28,082,137
Washington 1.8%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
2.52%, due 1/1/40	10,000,000	9,884,366
Seattle Housing Authority, Northgate Plaza Project, Revenue Bonds
1.00%, due 6/1/26	895,000	875,047
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: NATL-RE
(zero coupon), due 12/1/26	5,720,000	5,526,928
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
1.90%, due 12/1/32	1,300,000	1,108,653
		17,394,994
Wisconsin 2.2%
City of Madison, Unlimited General Obligation
Series A
2.10%, due 10/1/26	6,690,000	6,616,124
Series A
2.15%, due 10/1/27	6,690,000	6,512,548
County of Dane, Unlimited General Obligation
Series A
2.00%, due 6/1/26	3,000,000	2,970,761
State of Wisconsin, Unlimited General Obligation
Series 2
5.00%, due 5/1/31	1,810,000	2,020,044
Series 4
5.00%, due 5/1/32	3,000,000	3,374,183
		21,493,660
Total Long-Term Municipal Bonds (Cost $872,212,224)		885,153,914

	Principal Amount	Value
Short-Term Municipal Notes 6.2%
California 1.8%
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B-4
2.45%, due 7/1/35 (f)	$ 10,000,000	$ 10,000,000
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A-1
2.50%, due 7/1/50 (f)	8,000,000	8,000,000
		18,000,000
Florida 1.0%
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series D
2.75%, due 11/15/54 (f)	10,000,000	10,000,000
Indiana 0.2%
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
2.59%, due 3/1/39	1,680,000	1,664,314
New Jersey 0.2%
Tender Option Bond Trust Receipts, Revenue Bonds
2.83%, due 6/15/50 (d)(f)	1,500,000	1,500,000
Ohio 1.0%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
2.55%, due 1/1/52 (f)	10,000,000	10,000,000
Pennsylvania 1.0%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-2
2.85%, due 11/1/61 (f)	10,000,000	10,000,000
Texas 1.0%
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series A
2.20%, due 11/15/50 (f)	10,000,000	10,000,000
Total Short-Term Municipal Notes (Cost $61,180,000)		61,164,314
Total Municipal Bonds (Cost $933,392,224)		946,318,228

	Principal Amount	Value
Long-Term Bonds 1.4%
Corporate Bonds 1.4%
Commercial Services 0.7%
Toll Road Investors Partnership II LP
(zero coupon), due 2/15/32 (d)	$ 10,000,000	$ 6,426,128
Healthcare-Services 0.7%
Lifespan Corp.
Series 2025
5.05%, due 2/15/30	5,000,000	5,034,287
Prime Healthcare Foundation, Inc.
Series B
7.00%, due 12/1/27	2,000,000	2,031,505
		7,065,792
Total Corporate Bonds (Cost $13,519,918)		13,491,920
Total Long-Term Bonds (Cost $13,519,918)		13,491,920

	Shares	Value
Short-Term Investment 3.1%
Unaffiliated Investment Company 3.1%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (g)	30,340,002	30,340,002
Total Short-Term Investment (Cost $30,340,002)		30,340,002
Total Investments (Cost $977,252,144)	100.7%	990,150,150
Other Assets, Less Liabilities	(0.7)	(6,770,795)
Net Assets	100.0%	$ 983,379,355

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2025.

Abbreviation(s):
AG—Assured Guaranty
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 885,153,914	$ —	$ 885,153,914
Short-Term Municipal Notes	—	61,164,314	—	61,164,314
Total Municipal Bonds	—	946,318,228	—	946,318,228
Long-Term Bonds
Corporate Bonds	—	13,491,920	—	13,491,920
Total Corporate Bonds	—	13,491,920	—	13,491,920
Short-Term Investment
Unaffiliated Investment Company	30,340,002	—	—	30,340,002
Total Investments in Securities	$ 30,340,002	$ 959,810,148	$ —	$ 990,150,150

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Strategic Muni Allocation Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.7%
Long-Term Municipal Bonds 96.1%
Alabama 4.6%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds
Series A
5.00%, due 9/1/36	$ 750,000	$ 835,073
Series A
5.00%, due 9/1/37	1,000,000	1,101,680
Alabama Housing Finance Authority, Single-Family Mortgage, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.75%, due 10/1/55	1,500,000	1,635,961
Alabama Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 4/1/56	1,480,000	1,626,207
Baldwin County Industrial Development Authority, Novelis Corp. Project, Revenue Bonds
Series A
5.00%, due 6/1/55 (a)(b)(c)	2,000,000	1,997,394
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
2.64%, due 10/1/52	1,585,000	1,561,653
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.94%, due 4/1/53	700,000	684,969
Series B-1
4.00%, due 4/1/53 (c)	640,000	644,329
Series D
5.00%, due 11/1/34	3,500,000	3,692,051
Series C-1
5.25%, due 12/1/26	1,850,000	1,896,303
Series B-2
5.25%, due 12/1/53 (c)	7,300,000	7,842,710
Series A
5.25%, due 5/1/55 (c)	1,740,000	1,837,197
Series F
5.50%, due 11/1/53 (c)	1,600,000	1,680,105
Black Belt Energy Gas District, Gas Project No.4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (c)	1,480,000	1,482,810
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (c)	9,575,000	9,645,363
Black Belt Energy Gas District, Revenue Bonds
Series C
5.00%, due 7/1/28	1,625,000	1,703,098
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.00%, due 6/1/27	200,000	206,026
Series B
5.00%, due 6/1/28	685,000	715,147

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.00%, due 12/1/30	$ 630,000	$ 671,341
Series B
5.25%, due 7/1/54 (c)	4,685,000	5,021,487
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28 (d)(e)	205,000	133,250
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.00%, due 8/1/54 (c)	7,500,000	7,927,939
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 6/1/33	1,000,000	1,060,891
Series A
5.00%, due 6/1/35	1,775,000	1,859,462
Series A
5.00%, due 11/1/35	12,250,000	12,636,588
Series C
5.00%, due 5/1/55 (c)	2,870,000	3,053,283
Series C
5.00%, due 10/1/55 (c)	3,750,000	3,982,932
Series A
5.00%, due 1/1/56 (c)	3,000,000	3,029,190
Series B
5.25%, due 3/1/55 (c)	1,370,000	1,422,455
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (c)	4,560,000	4,715,026
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (c)	1,600,000	1,702,665
State of Alabama, Docks Department, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/28 (b)	1,000,000	1,030,399
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/40	845,000	882,763
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	1,500,000	1,446,664
		91,364,411
Alaska 0.2%
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (b)
Series 3
5.25%, due 12/1/39	1,085,000	1,126,922
Series 3
5.25%, due 12/1/41	1,205,000	1,234,206

	Principal Amount	Value
Long-Term Municipal Bonds
Alaska
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (b)
Series 3
5.25%, due 12/1/42	$ 1,270,000	$ 1,294,179
Series 3
5.25%, due 12/1/43	1,340,000	1,355,969
		5,011,276
Arizona 2.4%
Arizona Industrial Development Authority, Ball Charter Schools Project, Revenue Bonds
2.65%, due 7/1/26	20,000	19,799
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/41	1,700,000	1,706,172
Series A
5.00%, due 11/1/43	1,800,000	1,761,447
Arizona Industrial Development Authority, Cottonwood Ranch Apartments LP, Revenue Bonds
5.00%, due 1/1/42 (c)	3,000,000	3,076,566
Arizona Industrial Development Authority, Glendale Senior Project, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 10/1/44 (c)	2,000,000	2,024,178
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(c)
4.00%, due 6/1/49	2,200,000	2,188,516
Series 1
5.00%, due 9/1/42	500,000	508,635
City of Buckeye, Unlimited General Obligation
5.00%, due 7/1/36	1,500,000	1,670,192
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AG
5.00%, due 7/1/42	3,180,000	3,315,365
Insured: AG
5.00%, due 7/1/43	1,825,000	1,889,381
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,158,871
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/42	1,500,000	1,572,432
City of Tucson, Water System, Revenue Bonds
5.00%, due 7/1/44	2,300,000	2,370,360
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	613,751
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase I Project, Revenue Bonds
3.10%, due 2/1/59 (c)	1,500,000	1,501,684
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	1,565,000	1,565,039
Series A
5.00%, due 7/1/46	1,335,000	1,305,441

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Industrial Development Authority of the County of Yavapai (The), Arizona Agribusiness and Equine Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/34 (a)	$ 750,000	$ 746,547
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,500,000	2,783,450
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	3,500,000	3,148,643
Maricopa County Industrial Development Authority, Waste Management, Inc. Project, Revenue Bonds
4.25%, due 12/1/31 (b)(c)	5,000,000	5,033,110
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
5.00%, due 1/1/32	2,000,000	2,049,349
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	1,000,000	1,132,081
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds
Series A
5.50%, due 10/1/33 (a)(b)(f)	1,000,000	1,029,652
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/43	1,690,000	1,739,985
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	1,170,000	1,270,460
		47,181,106
Arkansas 0.2%
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (a)(b)	1,135,000	1,045,089
Bentonville School District No. 6, Unlimited General Obligation
Series D, Insured: State Aid Withholding
2.00%, due 6/1/35	1,340,000	1,071,735
Little Rock School District, Limited General Obligation
Series A, Insured: AG State Aid Withholding
2.00%, due 2/1/36	2,000,000	1,558,138
		3,674,962
California 8.3%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/33	1,500,000	1,609,794
Series B
5.00%, due 7/1/38	1,655,000	1,704,112
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (c)
Series C
5.00%, due 8/1/55	7,235,000	7,656,874

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (c)
Series G
5.00%, due 11/1/55	$ 1,530,000	$ 1,588,209
Series C
5.25%, due 1/1/54	10,745,000	11,216,710
Series G-1
5.25%, due 11/1/54	2,000,000	2,117,299
California Community Choice Financing Authority, Revenue Bonds
Series B
5.00%, due 3/1/56 (c)	1,250,000	1,327,488
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series B
3.50%, due 8/1/40	655,000	585,904
Series A
4.00%, due 8/1/40	1,480,000	1,385,639
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (c)	1,035,000	1,039,280
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/40	2,560,000	2,637,197
California Municipal Finance Authority, Revenue Bonds
Series 1, Class A-1
3.536%, due 2/20/41 (c)	6,594,607	5,816,350
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	2,500,000	2,457,784
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (b)(c)	1,500,000	1,500,078
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (b)	1,240,000	1,268,461
California Municipal Finance Authority, CHF-Davis I LLC - West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/43	1,000,000	981,048
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.125%, due 11/1/40 (a)	250,000	250,671
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AG
5.25%, due 11/1/36	1,300,000	1,369,264
California Municipal Finance Authority, Aldersly Project, Revenue Bonds
Series C, Insured: California Mortgage Insurance
5.50%, due 11/15/27	500,000	500,170
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (a)	695,000	698,467

	Principal Amount	Value
Long-Term Municipal Bonds
California
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (a)	$ 240,000	$ 203,856
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/32 (a)	2,155,000	2,196,256
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series D
5.00%, due 11/1/25	2,575,000	2,590,498
California Statewide Communities Development Authority, Oak Park Apartments Project, Revenue Bonds, Senior Lien
Series H, Insured: FNMA
4.25%, due 9/1/67	1,000,000	1,002,792
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series D
4.75%, due 9/2/33	250,000	251,714
California Statewide Communities Development Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series M
5.00%, due 4/1/38 (c)	1,000,000	1,092,990
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,000,000	1,021,498
Central Valley Energy Authority, Revenue Bonds
5.00%, due 12/1/55 (c)	1,730,000	1,848,477
City of Beaumont, Community Facilities District No. 2021-1, Special Tax
Series 1
5.00%, due 9/1/39	400,000	409,220
City of Corona, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	107,115
City of Los Angeles, Department of Airports, Revenue Bonds
Series A
4.00%, due 5/15/41 (b)	7,000,000	6,472,694
Series E
5.00%, due 5/15/41	5,760,000	6,208,068
Series A
5.25%, due 5/15/42 (b)	1,395,000	1,453,035
Series A
5.25%, due 5/15/44 (b)	3,150,000	3,240,167
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	1,000,000	1,097,045
Clovis Unified School District, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/30	1,500,000	1,291,723
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	104,514
5.00%, due 9/1/30	175,000	188,517
5.00%, due 9/1/32	175,000	187,004

	Principal Amount	Value
Long-Term Municipal Bonds
California
Foothill-De Anza Community College District, Election of 1999, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	$ 1,045,000	$ 937,239
Kern Community College District, Election of 2016, Unlimited General Obligation
Series D
5.25%, due 8/1/37	1,500,000	1,648,458
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/28	590,000	621,269
Series A
5.00%, due 7/1/28	1,385,000	1,473,006
Series A
5.00%, due 7/1/29	1,000,000	1,083,175
Series D
5.00%, due 7/1/29	1,100,000	1,191,493
Series E
5.00%, due 7/1/29	2,000,000	2,166,351
Series A
5.00%, due 7/1/30	270,000	287,935
Series A
5.00%, due 7/1/30	570,000	582,720
Series D
5.00%, due 7/1/30	1,915,000	2,019,424
Series E
5.00%, due 7/1/30	3,230,000	3,541,527
Series A
5.00%, due 7/1/31	2,030,000	2,243,183
Series C
5.00%, due 7/1/31	535,000	591,184
Series D
5.00%, due 7/1/32	820,000	866,790
Series E
5.00%, due 7/1/32	655,000	727,625
Series A
5.00%, due 7/1/33	500,000	514,118
Series A
5.00%, due 7/1/33	1,980,000	2,206,167
Series B
5.00%, due 7/1/33	720,000	731,532
Series B
5.00%, due 7/1/33	705,000	707,651
Series B
5.00%, due 7/1/33	420,000	465,303
Series E
5.00%, due 7/1/33	5,000,000	5,571,128
Series A
5.00%, due 7/1/34	1,155,000	1,239,879

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series B
5.00%, due 7/1/34	$ 540,000	$ 560,056
Series B
5.00%, due 7/1/34	460,000	479,407
Series A
5.00%, due 7/1/35	425,000	433,433
Series B
5.00%, due 7/1/35	310,000	319,725
Series B
5.00%, due 7/1/35	680,000	721,388
Series A
5.00%, due 7/1/36	515,000	519,764
Series C
5.00%, due 7/1/36	1,000,000	1,078,458
Series D
5.00%, due 7/1/36	220,000	226,390
Series A
5.00%, due 7/1/37	510,000	510,764
Series B
5.00%, due 7/1/38	2,195,000	2,308,670
Series A
5.00%, due 7/1/39	275,000	278,830
Series B
5.00%, due 7/1/39	360,000	369,861
Series E
5.00%, due 7/1/39	1,575,000	1,641,395
Series C
5.00%, due 7/1/42	1,500,000	1,533,690
Series B
5.00%, due 7/1/48	215,000	214,195
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/28	310,000	326,578
Series B
5.00%, due 7/1/28	525,000	558,664
Series A
5.00%, due 7/1/30	850,000	869,206
Series B
5.00%, due 7/1/30	1,490,000	1,572,102
Series A
5.00%, due 7/1/35	555,000	566,268
Madera Unified School District, Election of 2018, Unlimited General Obligation
4.00%, due 8/1/44	100,000	90,495
Northern California Energy Authority, Revenue Bonds
5.00%, due 8/1/28	1,250,000	1,312,423

	Principal Amount	Value
Long-Term Municipal Bonds
California
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	$ 500,000	$ 455,484
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.25%, due 7/1/38	1,000,000	1,062,437
Series B
5.25%, due 7/1/41	1,700,000	1,783,032
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series C
5.00%, due 5/1/33	6,000,000	6,524,919
Series A
5.00%, due 5/1/39	6,850,000	7,038,284
Series A
5.25%, due 5/1/44	2,840,000	2,902,166
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	1,500,000	1,500,073
Series B
5.25%, due 1/15/49	1,000,000	999,996
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.50%, due 1/1/56 (c)	1,000,000	1,100,816
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	850,000	683,838
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	1,925,000	1,872,138
Southern California Public Power Authority, Milford Wind Corridor Phase I Project, Revenue Bonds
Series 1
5.00%, due 7/1/28	455,000	483,912
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/31	720,000	796,844
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1-A
5.00%, due 7/1/33	1,240,000	1,381,640
Series 1
5.00%, due 7/1/35	600,000	654,492
Series 1
5.00%, due 7/1/36	400,000	433,888
Series 1-A
5.00%, due 7/1/38	515,000	543,191
Series 2
5.00%, due 7/1/53 (c)	2,000,000	2,114,237
Series 1, Insured: BAM
5.25%, due 7/1/41	2,000,000	2,128,788

	Principal Amount	Value
Long-Term Municipal Bonds
California
State of California, Unlimited General Obligation
5.00%, due 3/1/44	$ 2,000,000	$ 2,096,484
University of California, Revenue Bonds
Series CA
5.00%, due 5/15/40	2,000,000	2,145,066
		165,288,626
Colorado 3.5%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/42	6,000,000	6,409,988
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	500,000	493,124
Arista Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/38	1,500,000	1,573,562
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,012,407
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AG
4.25%, due 12/1/54	1,350,000	1,211,792
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/43	775,000	778,864
Series A, Insured: BAM
5.00%, due 12/1/49	1,500,000	1,454,982
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/44	1,000,000	1,001,773
City & County of Denver, Airport System, Revenue Bonds (b)
Series D
5.75%, due 11/15/40	1,500,000	1,609,286
Series D
5.75%, due 11/15/41	1,715,000	1,829,308
City of Boulder, Certificate of Participation
5.00%, due 11/1/41	3,280,000	3,457,454
5.00%, due 11/1/42	2,000,000	2,087,340
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/1/49	1,000,000	1,019,790
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/36	355,000	383,346
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/37	375,000	401,633

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/38	$ 325,000	$ 345,173
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/44	1,250,000	1,268,242
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/49	1,915,000	1,921,331
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	244,605
Colorado Health Facilities Authority, SCL Health System, Revenue Bonds
Series A
4.00%, due 1/1/36	2,500,000	2,481,044
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	215,751
Series A-1, Insured: BAM
5.00%, due 8/1/35	180,000	187,545
Series A
5.25%, due 11/1/37	1,450,000	1,541,888
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 5/15/31	1,550,000	1,718,199
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A-1
5.00%, due 11/15/59 (c)	1,000,000	1,080,510
Colorado Housing and Finance Authority, Fitz Affordable Owner LLC, Revenue Bonds
Series A, Insured: FNMA
4.48%, due 3/1/44	1,500,000	1,411,069
Colorado Housing and Finance Authority, Revenue Bonds
Series J, Class III, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,500,000	1,672,856
Denver City & County School District No. 1, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	1,500,000	1,589,965
E-470 Public Highway Authority, Revenue Bonds
Series B
3.671%, due 9/1/39	1,700,000	1,698,307
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/40	1,000,000	1,052,646
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/41 (b)	1,000,000	966,109
Eagle County Housing & Development Authority, Eagle Villas Project, Revenue Bonds
3.55%, due 12/1/45 (c)	1,000,000	1,005,563
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (a)	200,000	203,591

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	$ 250,000	$ 226,823
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/37	1,640,000	1,738,017
Insured: BAM
5.00%, due 6/1/41	1,455,000	1,486,289
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series A-2
4.125%, due 12/1/40	575,000	507,492
Midtown Clear Creek Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.50%, due 12/1/43	1,200,000	1,276,245
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
5.00%, due 12/1/26	1,300,000	1,333,993
Parterre Metropolitan District No. 5, Limited General Obligation
Series A
5.875%, due 12/1/45	500,000	509,015
Prairie Center Metropolitan District No. 3, Revenue Bonds
Series A
5.00%, due 12/15/41 (a)	1,615,000	1,564,009
Ravenna Metropolitan District, Limited General Obligation
Insured: AG
5.00%, due 12/1/38	1,400,000	1,447,827
Insured: AG
5.00%, due 12/1/43	1,750,000	1,752,032
Reata South Metropolitan District, Limited General Obligation
5.375%, due 12/1/37	1,000,000	1,009,226
Regional Transportation District, Certificate of Participation
5.00%, due 6/1/40	1,195,000	1,273,034
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/29	745,000	799,965
Series A-1, Insured: AG
5.00%, due 12/1/37	1,000,000	1,047,568
Series A-1, Insured: AG
5.00%, due 12/1/40	1,150,000	1,179,243
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
3.375%, due 12/1/30	999,000	957,892
Series A
3.75%, due 12/1/40	500,000	425,970
Town of Castle Rock, Certificate of Participation
5.00%, due 12/1/38	1,000,000	1,060,963
5.25%, due 12/1/43	1,265,000	1,314,628

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	$ 580,000	$ 496,931
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	1,000,000	989,528
		68,725,733
Connecticut 0.6%
City of New Haven, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/31	1,200,000	1,310,693
Connecticut Housing Finance Authority, Revenue Bonds
Series F-1
3.50%, due 11/15/43	725,000	725,363
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/49 (c)	2,150,000	2,304,078
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B-2
5.00%, due 11/15/45 (b)(c)	2,000,000	2,017,865
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	230,000	230,097
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
4.00%, due 5/1/36	1,040,000	1,050,427
Series A
5.25%, due 7/1/40	1,500,000	1,606,044
Series A
5.25%, due 7/1/40	2,500,000	2,694,893
		11,939,460
Delaware 0.6%
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/38	770,000	782,066
Series B
5.00%, due 11/15/43	3,010,000	2,926,025
Delaware State Housing Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 7/1/55	1,000,000	1,079,986
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	1,595,000	1,731,834
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	2,000,000	2,186,950
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	2,400,000	2,653,092

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
Town of Bridgeville, Heritage Shores Special Development District, Special Tax
5.25%, due 7/1/44 (a)	$ 650,000	$ 628,211
		11,988,164
District of Columbia 0.7%
District of Columbia Housing Finance Agency, Lisner Senior Independent Owner LP, Revenue Bonds
5.00%, due 10/1/41 (c)	3,000,000	3,041,365
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	1,000,000	1,076,134
Series A
5.00%, due 10/1/38	2,000,000	2,090,284
Series A
5.00%, due 10/1/40	2,000,000	2,039,837
Series A
5.25%, due 10/1/40	2,000,000	2,119,083
Series A
5.25%, due 10/1/42	2,000,000	2,077,541
Series A
5.50%, due 10/1/44	2,000,000	2,092,148
		14,536,392
Florida 4.1%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida, Inc. Project, Revenue Bonds
Series B-3
3.625%, due 10/1/30	1,390,000	1,391,071
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
Series A
4.00%, due 5/1/42	1,500,000	1,267,296
4.50%, due 5/1/33 (a)	150,000	151,285
Capital Projects Finance Authority, PRG - UnionWest Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 6/1/39 (a)	1,875,000	1,901,035
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	500,000	469,573
Capital Trust Authority, Mason Classical Academy, Inc., Revenue Bonds
Series A
5.00%, due 6/1/39 (a)	1,000,000	962,036
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	91,831
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	635,000	636,705
City of Hallandale Beach, Unlimited General Obligation
3.00%, due 7/1/35	2,150,000	1,951,961

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	$ 75,000	$ 75,749
Series A
5.00%, due 6/1/32	100,000	104,444
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (a)	80,000	79,525
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	1,065,000	1,096,684
County of Broward, Revenue Bonds
3.00%, due 10/1/37	2,055,000	1,748,530
County of Lee, Airport, Revenue Bonds (b)
5.00%, due 10/1/35	3,000,000	3,168,657
5.25%, due 10/1/42	5,250,000	5,398,244
5.25%, due 10/1/44	2,380,000	2,428,815
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Series B
3.00%, due 10/1/34	1,000,000	937,442
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AG
4.00%, due 10/1/39 (b)	2,000,000	1,934,578
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/35 (b)	1,500,000	1,599,582
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.50%, due 9/1/37	2,040,000	2,214,921
East Nassau Stewardship District, PDP No. 4 Project, Special Assessment
5.25%, due 5/1/29	500,000	500,166
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	526,889
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/33	1,300,000	1,368,127
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
4.50%, due 5/1/31 (b)	265,000	267,695
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/34	325,000	352,258
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/42	7,115,000	7,095,361
5.25%, due 10/1/41	1,200,000	1,254,102
5.25%, due 10/1/43	7,080,000	7,285,259

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series B
5.00%, due 10/1/34	$ 1,565,000	$ 1,698,651
Series B
5.25%, due 10/1/41	1,200,000	1,254,102
Series B
5.25%, due 10/1/44	1,700,000	1,739,897
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series C
5.00%, due 11/15/34	2,000,000	2,234,290
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	65,000	65,400
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	105,000	105,779
JEA Water & Sewer System, Revenue Bonds
Series A
5.25%, due 10/1/49	2,255,000	2,328,839
Lakewood Ranch Stewardship District, Azario Project, Special Assessment
4.00%, due 5/1/40	580,000	521,601
Lakewood Ranch Stewardship District, Northeast Sector Project Phase 1B, Special Assessment
5.30%, due 5/1/39	1,295,000	1,296,144
Lee County Industrial Development Authority, Lee Health System, Inc. Obligated Group, Revenue Bonds
Series A-2
5.00%, due 4/1/33 (c)	1,000,000	1,003,071
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue Bonds
5.00%, due 7/1/31	1,605,000	1,553,069
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (c)	1,575,000	1,600,164
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	2,000,000	1,894,138
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/40	500,000	501,747
Newfield Community Development District, Special Assessment
5.00%, due 5/1/35	795,000	812,226
Palm Beach County Housing Finance Authority, Everglades Townhomes LP, Revenue Bonds
5.00%, due 2/1/27 (c)	994,000	1,003,928
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	100,000	100,469
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	93,394
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	87,389

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	$ 385,000	$ 360,226
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	255,819
Southern Groves Community Development District No. 5, 2021 Assessment Area, Special Assessment
2.80%, due 5/1/31	425,000	405,493
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	465,439
Tampa Bay Water, Revenue Bonds
5.00%, due 10/1/40	1,580,000	1,663,860
Series A
5.00%, due 10/1/49	1,820,000	1,849,142
Two Lakes Community Development District, Expansion Area Project, Special Assessment
3.375%, due 12/15/30	1,510,000	1,458,207
3.75%, due 12/15/39	2,990,000	2,562,360
4.00%, due 12/15/49	2,200,000	1,710,614
V-Dana Community Development District, Assessment Area Two-2025 Project, Special Assessment
5.375%, due 5/1/45	250,000	237,513
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	10,000	9,876
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,261,191
Village Community Development District No. 14, Special Assessment
5.125%, due 5/1/37	655,000	670,344
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (a)	100,000	101,604
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	100,000	91,283
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	210,000	196,765
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	101,786
		81,555,641
Georgia 3.5%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (a)	665,000	637,223
Atlanta Urban Residential Finance Authority, Englewood Multi-Family Apartments Project, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.45%, due 2/1/29 (c)	7,850,000	7,935,526
Atlanta Urban Residential Finance Authority, TBG Englewood Senior LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 5/1/28 (c)	1,440,000	1,491,784
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/34 (b)	450,000	481,180

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project, Revenue Bonds (c)
Series A
3.60%, due 1/1/40	$ 2,565,000	$ 2,596,882
Series E
3.60%, due 11/1/45	1,835,000	1,858,575
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 5/1/52 (c)	3,000,000	3,017,697
Series E-2
4.621%, due 12/1/53	5,000,000	5,034,085
Series A
5.00%, due 6/1/53 (c)	9,000,000	9,468,719
Series B
5.00%, due 7/1/53 (c)	8,000,000	8,446,838
Series D
5.00%, due 4/1/54 (c)	3,250,000	3,448,244
Series E
5.00%, due 5/1/55 (c)	20,120,000	21,134,283
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,031,724
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	1,700,000	1,763,653
		69,346,413
Guam 0.7%
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/33	200,000	209,386
Series A
5.25%, due 10/1/35	100,000	105,316
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,500,000	1,499,963
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	650,000	702,885
Series A
5.00%, due 10/1/35	1,100,000	1,194,753
Series A
5.00%, due 10/1/38	1,350,000	1,357,769
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	384,744
Series D
5.00%, due 11/15/27	365,000	366,112
Series D
5.00%, due 11/15/32	1,000,000	1,001,474

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	$ 2,700,000	$ 2,384,468
Series G
5.00%, due 1/1/36 (g)	1,150,000	1,218,077
Series G
5.25%, due 1/1/39 (g)	1,000,000	1,047,157
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,014,845
Series A
5.00%, due 12/1/34	1,750,000	1,768,481
		14,255,430
Hawaii 0.3%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	80,000	79,979
Kauai County Community Facilities District No. 2008-1, Kukui'Ula Development Project, Special Tax
4.00%, due 5/15/29	440,000	441,726
State of Hawaii, Airports System, Revenue Bonds
Series C
5.00%, due 7/1/42 (b)	4,500,000	4,523,028
		5,044,733
Idaho 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,870,000	1,807,009
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.15%, due 1/1/26	815,000	814,630
		2,621,639
Illinois 7.0%
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/37	1,215,000	1,119,503
Series B
4.00%, due 12/1/41	5,750,000	4,931,443
Series B
5.00%, due 12/1/31	1,000,000	1,035,080
Series A
5.00%, due 12/1/33	500,000	510,875
Series B
5.00%, due 12/1/33	1,500,000	1,500,015
Series A, Insured: AG
5.00%, due 12/1/35	500,000	505,229
Series A
5.00%, due 12/1/37	1,085,000	1,065,538

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series D
5.00%, due 12/1/46	$ 1,485,000	$ 1,324,065
Series D
5.00%, due 12/1/46	1,000,000	890,515
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series D
5.00%, due 12/1/31	655,000	661,608
Series H
5.00%, due 12/1/36	500,000	485,324
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	1,000,000	1,011,969
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/35	450,000	450,003
Series C
5.25%, due 12/1/39	6,900,000	6,778,862
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/36	4,340,000	4,356,823
Series D
5.00%, due 1/1/36	1,000,000	1,076,152
Series D
5.00%, due 1/1/37	1,000,000	1,065,042
Series B
5.00%, due 1/1/39	1,350,000	1,383,431
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (b)
Series C
5.00%, due 1/1/39	1,995,000	2,044,154
Series A
5.25%, due 1/1/41	2,150,000	2,219,308
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (b)	3,500,000	3,291,902
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/39	1,195,000	1,260,725
Chicago Transit Authority, Revenue Bonds
Series A
5.00%, due 12/1/49	3,500,000	3,403,117
City of Chicago, City Colleges, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/27	850,000	814,908
City of Chicago, Grace Manor LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 11/1/26 (c)	5,000,000	5,024,027
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/32	1,500,000	1,569,499

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/44	$ 2,000,000	$ 1,876,478
Series A
6.00%, due 1/1/38	2,500,000	2,539,773
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 1/1/42	450,000	452,181
City of Chicago Heights, Olympic Village LLC, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4) GNMA
2.875%, due 8/1/27 (c)	1,000,000	1,000,000
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,083,276
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,034,575
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.375%, due 6/1/45	1,850,000	1,761,513
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/38	4,210,000	3,681,800
Fox Lake Public Library District, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/28	1,175,000	1,164,199
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	2,350,000	2,205,340
Illinois Finance Authority, Centerpoint Joliet Terminal Railroad Project, Revenue Bonds (a)(b)(c)
4.125%, due 12/1/50	6,250,000	5,991,227
4.80%, due 12/1/43	4,350,000	4,348,656
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
4.25%, due 7/1/41	1,725,000	1,668,744
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	268,885
Illinois Finance Authority, Noble Network of Charter Schools, Revenue Bonds
Series A
5.00%, due 9/1/34	500,000	523,130
Series A
5.00%, due 9/1/37	500,000	512,407
Illinois Finance Authority, Clean Water Initiative, Revenue Bonds
Series A
5.00%, due 7/1/42	250,000	259,019
Series A
5.00%, due 7/1/43	1,000,000	1,035,277

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	$ 3,400,000	$ 3,403,147
Illinois Housing Development Authority, Social Bonds, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
3.00%, due 4/1/51	895,000	885,062
Illinois Housing Development Authority, Congressman Collins, Revenue Bonds
3.15%, due 2/1/29 (c)	3,250,000	3,255,319
Illinois Housing Development Authority, Heart of Uptown Apartments Project, Revenue Bonds
3.45%, due 12/1/67 (c)	7,000,000	7,025,901
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.375%, due 10/1/41	755,000	731,346
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	2,190,000	2,416,529
Illinois Housing Development Authority, Island Terrace 4% Preservation Associates LP, Revenue Bonds
5.00%, due 2/1/27 (c)	6,000,000	6,059,930
Illinois Housing Development Authority, Lakeview Landing LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 11/1/27 (c)	1,310,000	1,343,385
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	1,500,000	1,499,591
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,044,199
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/38	2,395,000	2,394,926
Series C
5.00%, due 1/1/39	1,825,000	1,818,634
Series A
5.00%, due 1/1/40	1,000,000	999,732
Series B
5.00%, due 1/1/40	1,000,000	1,000,440
Lake County Consolidated High School District No. 120, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	876,897
Madison County Community Unit School District No. 7, Unlimited General Obligation
Series D, Insured: BAM
5.00%, due 12/1/25	1,500,000	1,510,003
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
4.00%, due 12/15/42	650,000	569,344
Series A
5.00%, due 12/15/28	2,000,000	2,082,086
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	1,000,000	1,010,920

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	$ 1,285,000	$ 1,333,038
Sales Tax Securitization Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/44	3,370,000	3,414,169
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/36	2,000,000	2,100,896
Southwestern Illinois Development Authority, Traid Community Unit School District No. 2 Project, Revenue Bonds
Series B, Insured: BAM
5.50%, due 4/1/45	2,370,000	2,462,712
St. Clair County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 1/1/27	130,000	134,019
Series B, Insured: AG
5.00%, due 1/1/36	265,000	284,610
Series B, Insured: AG
5.00%, due 1/1/37	225,000	239,352
Series A, Insured: AG
5.00%, due 1/1/39	350,000	370,353
Series B, Insured: AG
5.00%, due 1/1/40	210,000	216,502
Series A, Insured: AG
5.00%, due 1/1/42	500,000	513,331
Series B, Insured: AG
5.00%, due 1/1/43	250,000	252,841
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	1,040,000	932,826
Series D
5.00%, due 11/1/28	1,000,000	1,042,613
5.50%, due 5/1/39	500,000	519,681
Village of Bradley, Unlimited General Obligation
Insured: AG
5.00%, due 12/15/42	700,000	704,186
Insured: AG
5.00%, due 12/15/43	800,000	801,299
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	186,909
Insured: BAM
5.50%, due 1/1/43	1,825,000	1,930,032
		139,552,357

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana 2.1%
Avon Community School Building Corp., First Mortgage Bonds, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/37	$ 1,000,000	$ 1,090,848
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/42	1,000,000	1,042,772
City of Lafayette, Local Income Tax, Revenue Bonds
Insured: BAM State Intercept
3.00%, due 12/31/33	1,195,000	1,066,259
City of Valparaiso, Pratt Paper LLC, Revenue Bonds
4.50%, due 1/1/34 (a)(b)	1,255,000	1,267,764
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/40	1,300,000	1,452,878
Series B, Insured: State Intercept
6.00%, due 1/15/43	1,170,000	1,278,603
Indiana Finance Authority, Indiana University Health, Revenue Bonds (c)
Series L
0.70%, due 12/1/46	655,000	648,892
Series D-4
5.00%, due 10/1/57	2,870,000	3,126,538
Series D-3
5.00%, due 10/1/59	2,000,000	2,204,130
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds (c)
Series B
0.95%, due 12/1/38 (b)	4,525,000	4,446,905
Series A
1.40%, due 8/1/29	250,000	226,162
Indiana Finance Authority, Southern Indiana Gas & Electric Co., Revenue Bonds
Series A
4.00%, due 3/1/38 (b)(c)	2,000,000	2,021,951
Indiana Finance Authority, Franciscan Alliance, Inc., Revenue Bonds
Series B
5.00%, due 11/1/41	3,715,000	3,715,903
Indiana Housing & Community Development Authority, Tower Portfolio Project, Revenue Bonds
Insured: FHA 223(F)
5.00%, due 10/1/26 (c)	1,500,000	1,502,984
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	2,756,000	2,832,276
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds (b)
Series B-2
5.00%, due 1/1/31	2,260,000	2,437,741
Series B-2
5.00%, due 1/1/32	1,765,000	1,910,216
Series B-2
5.00%, due 1/1/37	455,000	479,582

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indianapolis Local Public Improvement Bond Bank, Indiana Public Transportation Corporation Project, Revenue Bonds
Series A
5.00%, due 7/15/38	$ 1,000,000	$ 1,074,125
Series A
5.00%, due 7/15/42	1,650,000	1,704,395
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/40	1,850,000	1,932,769
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.00%, due 7/1/39	1,670,000	1,752,742
Insured: BAM
5.00%, due 7/1/42	1,000,000	1,022,809
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/43	2,000,000	2,107,377
		42,346,621
Iowa 1.5%
City of Des Moines, Unlimited General Obligation
Series D
1.50%, due 6/1/34	1,200,000	918,359
Series D
1.75%, due 6/1/38	540,000	363,646
Series F
2.00%, due 6/1/35	2,375,000	1,899,532
Series F
2.00%, due 6/1/36	2,415,000	1,865,853
County of Polk, Unlimited General Obligation
Series A
3.00%, due 6/1/32	2,000,000	1,930,612
County of Polk, Capital Loan Notes, Unlimited General Obligation
Series A
5.00%, due 6/1/26 (b)	1,785,000	1,815,680
Hampton-Dumont Community School District, Revenue Bonds
Insured: AG
6.00%, due 6/1/29	930,000	1,000,743
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	565,000	418,249
2.50%, due 6/1/39	1,035,000	742,364
Insured: BAM
2.50%, due 6/1/39	500,000	376,036
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series G, Insured: GNMA / FHLMC
6.25%, due 7/1/54	1,000,000	1,104,414
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/29	500,000	527,007

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/30	$ 615,000	$ 647,430
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.00%, due 9/1/41	7,413,000	6,877,406
Series A
4.125%, due 9/1/42	2,900,000	2,689,918
Series A
4.25%, due 9/1/43	1,750,000	1,632,550
Series A
4.25%, due 9/1/44	2,000,000	1,849,575
Series A
4.375%, due 9/1/45	1,750,000	1,645,923
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/36	1,000,000	772,610
Series B
2.125%, due 6/1/39	1,000,000	708,286
		29,786,193
Kansas 0.1%
City of Manhattan, Unlimited General Obligation
Series A
5.00%, due 11/1/42	1,635,000	1,677,956
Kentucky 4.4%
Adair County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.25%, due 9/1/36	1,495,000	1,513,998
Anderson County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.125%, due 2/1/32	1,015,000	1,044,067
Beechwood Independent School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 8/1/31	645,000	660,585
Bullitt County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
1.875%, due 12/1/36	970,000	723,476
City of Ashland, Royal Blue Health LLC Obligated Group, Revenue Bonds
Insured: AG
3.00%, due 2/1/40	2,600,000	2,175,968
City of Ashland, Ashland Hospital Corp., Revenue Bonds
Series A
5.00%, due 2/1/40	500,000	491,730
City of Bowling Green, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 9/1/44	500,000	290,551

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
City of Henderson, Pratt Paper LLC Project, Revenue Bonds
Series B
3.70%, due 1/1/32 (a)(b)	$ 345,000	$ 339,408
Commonwealth of Kentucky, State Office Building Project, Certificate of Participation
Series A
4.00%, due 4/15/27	1,000,000	1,020,559
County of Boyle, Centre College of Kentucky, Revenue Bonds
5.00%, due 6/1/29	1,000,000	1,034,002
County of Warren, Unlimited General Obligation
Insured: BAM
1.75%, due 12/1/35	695,000	529,237
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
Series A
4.00%, due 10/1/29	665,000	665,458
Fayette County School District Finance Corp., Fayette County School District, Revenue Bonds
Series D, Insured: State Intercept
5.00%, due 8/1/31	3,000,000	3,000,000
Hopkins County School District Finance Corp., School Building, Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,500,000	1,043,896
Jefferson County Kentucky Capital Projects Corp., Administrative Office of the Courts, Revenue Bonds
Series A, Insured: AG
4.375%, due 6/1/27	1,050,000	1,051,492
Series A, Insured: AG
4.375%, due 6/1/28	1,605,000	1,607,272
Jefferson County School District Finance Corp., Jefferson County Board of Education, Revenue Bonds
Series B, Insured: State Intercept
4.00%, due 7/1/26	4,000,000	4,004,511
Jefferson County School District Finance Corp., Kentucky School Facilities Construction Commission, Revenue Bonds
Series A, Insured: State Intercept
4.50%, due 4/1/32	1,075,000	1,076,056
Kenton County Airport Board, Revenue Bonds (b)
Series A
5.25%, due 1/1/40	1,200,000	1,240,127
Series A
5.25%, due 1/1/42	2,250,000	2,286,061
Kenton County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
3.00%, due 2/1/31	2,040,000	2,022,555
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds
Series B
5.00%, due 9/1/27	1,585,000	1,648,692
Kentucky Bond Development Corp., Baptist Healthcare System, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/15/55 (c)	4,200,000	4,605,111
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/40	2,145,000	2,144,486

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/45	$ 3,200,000	$ 3,132,526
Kentucky Higher Education Student Loan Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/26 (b)	600,000	607,682
Kentucky Municipal Energy Agency, Energy Center I Project, Revenue Bonds
5.00%, due 1/1/41	1,045,000	1,081,488
Insured: AG
5.00%, due 1/1/45	1,000,000	1,016,712
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
5.00%, due 9/1/35	1,545,000	1,592,553
Kentucky Municipal Power Agency, Revenue Bonds
Series A, Insured: NATL-RE
5.00%, due 9/1/42	1,690,000	1,690,919
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (c)
Series C
4.00%, due 2/1/50	2,600,000	2,612,092
Series A-1
5.25%, due 4/1/54	2,500,000	2,681,472
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 1/1/55 (c)	14,455,000	15,296,082
Kentucky Rural Water Finance Corp., Flexible Term Program, Revenue Bonds
Series F
4.00%, due 2/1/27	125,000	125,106
Series F
4.00%, due 2/1/28	130,000	130,111
Series F
4.00%, due 2/1/29	140,000	140,109
Series D, Insured: NATL-RE
4.50%, due 8/1/27	290,000	290,367
Series D, Insured: NATL-RE
4.60%, due 8/1/28	245,000	245,295
Series D, Insured: NATL-RE
4.625%, due 8/1/29	315,000	315,375
Kentucky Rural Water Finance Corp., Revenue Bonds
Series C
4.00%, due 2/1/28	175,000	175,149
Series C
4.00%, due 2/1/29	100,000	100,078
Kentucky State Property & Building Commission, Revenue Bonds
Series A
5.00%, due 11/1/26	2,485,000	2,562,277
Kentucky State Property & Building Commission, Project No. 115, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,037,986

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series B
5.00%, due 7/1/28	$ 900,000	$ 962,150
Series B
5.00%, due 7/1/33	2,925,000	2,967,694
Lewis County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,600,000	1,113,489
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
3.125%, due 6/1/41	1,000,000	810,250
Louisville and Jefferson County Metropolitan Sewer District, Revenue Bonds
Series A
5.00%, due 5/15/38	1,000,000	1,074,349
Louisville Regional Airport Authority, Revenue Bonds (b)
Series A
5.00%, due 7/1/26	2,325,000	2,332,247
Series A
5.00%, due 7/1/27	1,895,000	1,896,088
Louisville/Jefferson County Metropolitan Government, Louisville Gas and Electric Co., Revenue Bonds
Series A
2.00%, due 10/1/33	1,000,000	829,603
Murray State University, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 9/1/35	1,230,000	1,101,174
Pulaski County School District Finance Corp., Pulaski County School District, Revenue Bonds
Insured: State Intercept
4.125%, due 6/1/34	1,510,000	1,539,254
University of Kentucky, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 4/1/39	2,715,000	2,296,556
		87,975,531
Louisiana 0.9%
City of New Orleans, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/33	1,250,000	1,352,765
City of Shreveport, Unlimited General Obligation
Insured: AG
5.00%, due 3/1/37	625,000	662,132
Greater New Orleans Expressway Commission, Revenue Bonds
Insured: AG
5.00%, due 11/1/42	1,500,000	1,504,634
Jefferson Davis Parish Road Sales Tax District No. 1, Revenue Bonds
Insured: AG
4.00%, due 2/1/26	915,000	919,949

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	$ 260,000	$ 230,180
Louisiana Housing Corp., Tivoli Place Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/26	6,000,000	6,107,323
Louisiana Local Government Environmental Facilities & Community Development Authority, Christwood Project, Revenue Bonds
4.25%, due 11/15/30 (a)	250,000	249,674
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series B
5.00%, due 5/15/30	4,000,000	4,337,137
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds
Series B
5.00%, due 1/1/43 (b)	2,000,000	1,958,156
		17,321,950
Maine 0.6%
Maine Health & Higher Educational Facilities Authority, MaineHealth Obligated Group, Revenue Bonds
Series B, Insured: AG
5.25%, due 7/1/41	5,155,000	5,448,782
Series B, Insured: AG
5.25%, due 7/1/43	2,275,000	2,369,617
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AG State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,081,076
Maine State Housing Authority, Revenue Bonds
Series G
1.85%, due 11/15/30	1,000,000	895,523
Maine Turnpike Authority, Revenue Bonds
Insured: AG
5.00%, due 7/1/31	940,000	1,040,324
Insured: AG
5.00%, due 7/1/33	490,000	544,890
		11,380,212
Maryland 1.1%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	100,484
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	776,970
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	410,000	360,805
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	1,000,000	1,008,086
Maryland Department of Housing & Community Development, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	750,000	842,094

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Economic Development Corp., Morgan State University Harper-Tubman Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/45	$ 1,500,000	$ 1,507,275
Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	507,731
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
Insured: AG
4.25%, due 7/1/39	1,860,000	1,843,598
Insured: AG
4.25%, due 7/1/40	1,015,000	990,530
Insured: AG
5.00%, due 7/1/37	3,160,000	3,409,938
Insured: AG
5.00%, due 7/1/41	4,000,000	4,148,880
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	1,820,000	1,839,245
Maryland State Transportation Authority, Passenger Facility Charge, Revenue Bonds
Series A
4.00%, due 6/1/29 (b)	335,000	335,079
Maryland Transportation Authority Passenger Facility Charge, Qualified Airport, Revenue Bonds
3.00%, due 6/1/36 (b)	1,500,000	1,282,067
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A, Insured: FHA 542(C)
3.85%, due 7/1/34	1,500,000	1,492,606
State of Maryland Department of Transportation, BWI International Thurgood Marshall Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 8/1/40 (b)	1,275,000	1,335,277
		21,780,665
Massachusetts 0.8%
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	817,428
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 7/1/48	2,500,000	2,587,015
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,213,300
5.00%, due 10/1/34	1,500,000	1,505,859
Massachusetts Development Finance Agency, Berkshire Retirement Community, Revenue Bonds
5.00%, due 7/1/31	1,250,000	1,251,036
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	481,227
Massachusetts Development Finance Agency, Harvard University, Revenue Bonds
Series A-1
5.00%, due 5/15/55 (c)	3,000,000	3,357,344

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Seven Hills Foundation and Affiliates Issue, Revenue Bonds
5.25%, due 9/1/31	$ 1,390,000	$ 1,499,976
5.25%, due 9/1/38	640,000	662,092
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds
Series B
2.00%, due 7/1/37 (b)	600,000	489,452
Massachusetts Housing Finance Agency, Revenue Bonds
Series 222, Insured: GNMA / FNMA / FHLMC
3.00%, due 6/1/51	2,170,000	2,141,278
		16,006,007
Michigan 1.8%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	243,858
Charter Township of Emmett, Unlimited General Obligation
Insured: AG
3.00%, due 4/1/34	1,045,000	958,294
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	290,914
5.50%, due 4/1/40	430,000	444,418
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,117,866
Four Lakes Special Assessment District, Special Assessment
Insured: AG County Guaranteed
5.00%, due 6/1/40	2,130,000	2,196,256
Gerald R Ford International Airport Authority, Revenue Bonds (b)
Insured: County Guaranteed
5.00%, due 1/1/42	1,100,000	1,105,689
Insured: County Guaranteed
5.00%, due 1/1/44	1,100,000	1,088,501
Grand Blanc Community Schools, Unlimited General Obligation
Insured: Q-SBLF
2.375%, due 11/1/42	1,475,000	971,368
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	810,000	817,297
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/46	1,000,000	993,498
Ida Public Schools, Limited General Obligation
Insured: BAM
5.00%, due 5/1/31	1,235,000	1,316,739
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (c)	2,000,000	2,067,041

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (a)(c)	$ 3,440,000	$ 3,443,226
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	978,720
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	1,250,000	1,290,049
Michigan State Building Authority, Revenue Bonds
Series I
5.00%, due 4/15/41	1,000,000	1,008,025
Michigan State Housing Development Authority, 24 East Ltd. Dividend Housing Association LP, Revenue Bonds
3.625%, due 4/1/42 (c)	1,760,000	1,770,702
Michigan State Housing Development Authority, Traditions of Holland Apartments Ltd. Dividend Housing Association LLC, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 11/1/26 (c)	2,000,000	2,030,222
Michigan State Housing Development Authority, Revenue Bonds
Series D
6.25%, due 6/1/55	605,000	666,401
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
Insured: AG
4.25%, due 12/31/38 (b)	500,000	482,947
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 12/31/43 (b)	2,000,000	1,940,551
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	752,390
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44	2,000,000	2,121,590
Universal Academy, Revenue Bonds
4.00%, due 12/1/40	2,215,000	1,921,802
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds (b)
Series C
5.00%, due 12/1/39	1,475,000	1,472,856
Series B, Insured: AG
5.50%, due 12/1/40	1,595,000	1,710,157
Wayne County Airport Authority, Revenue Bonds
Series B
5.50%, due 12/1/41 (b)	1,000,000	1,061,483
		36,262,860
Minnesota 1.0%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	230,396
City of Minneapolis, Unlimited General Obligation
3.00%, due 12/1/33	1,290,000	1,225,040

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/33 (b)	$ 3,000,000	$ 3,244,392
Minneapolis-St. Paul Metropolitan Airports Commission, Private Activity, Revenue Bonds
Series B
5.00%, due 1/1/35 (b)	1,000,000	1,069,518
Minnesota Housing Finance Agency, Residential Housing, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
3.50%, due 7/1/50	1,930,000	1,931,690
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	2,765,000	2,798,228
Minnesota Housing Finance Agency, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
3.80%, due 7/1/38 (b)	1,995,000	1,855,289
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,400,000	2,696,590
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,335,000	2,612,504
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	1,000,000	1,111,817
Worthington Independent School District No. 518, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/34	1,210,000	1,137,313
		19,912,777
Mississippi 0.2%
Mississippi Development Bank, Greenwood Leflore Consolidated School District, Revenue Bonds
Insured: BAM
5.00%, due 3/1/38	830,000	865,172
Insured: BAM
5.00%, due 3/1/42	1,380,000	1,394,955
Mississippi Development Bank, Lamar County School District Project, Revenue Bonds
5.25%, due 6/1/44	1,140,000	1,170,067
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	1,000,000	1,031,730
		4,461,924
Missouri 1.4%
City of St. Louis, Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/49	1,060,000	1,087,165
County of Phelps, Phelps Health, Revenue Bonds
5.00%, due 12/1/34	1,250,000	1,351,810
5.00%, due 12/1/38	1,825,000	1,888,436
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
Series C
5.00%, due 11/15/47	3,070,000	3,015,665

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	$ 2,000,000	$ 2,095,176
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A
4.00%, due 3/1/40 (b)	1,740,000	1,593,007
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue Bonds
Series B-2
4.325%, due 8/15/47	390,000	370,610
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.75%, due 5/1/56	2,400,000	2,615,942
Missouri Housing Development Commission, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 5/1/54	9,280,000	10,392,565
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/40	1,450,000	1,467,445
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	1,500,000	1,355,039
		27,232,860
Montana 0.0% ‡
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
4.00%, due 10/15/32	650,000	557,853
Series A
4.00%, due 10/15/41	145,000	94,413
		652,266
Nebraska 0.5%
Central Plains Energy Project, Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/27	1,000,000	1,030,168
Series A
5.00%, due 9/1/29	1,000,000	1,048,451
Nebraska Investment Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
2.15%, due 3/1/31	1,150,000	1,041,495
Nebraska Public Power District, Revenue Bonds
Series D
5.00%, due 1/1/41	2,275,000	2,282,511
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/42	835,000	838,279

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Omaha Public Power District, Nebraska City Station Unit 2, Revenue Bonds
Series A
5.00%, due 2/1/46	$ 700,000	$ 699,923
Series A
5.25%, due 2/1/42	1,500,000	1,501,305
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/35	1,500,000	1,127,434
		9,569,566
Nevada 0.2%
City of Sparks, Special Improvement District No. 1, Special Assessment
5.00%, due 6/1/39	425,000	425,508
County of Washoe, Sierra Pacific Power Co., Revenue Bonds
Series G
3.625%, due 3/1/36 (c)	1,000,000	997,836
Henderson Local Improvement District No. T-22, Rainbow Canyon Phase II, Special Assessment
5.00%, due 3/1/26	300,000	302,063
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/39 (b)	725,000	757,830
State of Nevada, Highway Improvement, Revenue Bonds
Series C
3.00%, due 12/1/41	1,000,000	805,700
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/33	500,000	526,101
		3,815,038
New Hampshire 1.5%
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	1,791,240	1,632,185
Series 1, Class A
4.168%, due 1/20/41 (c)	2,632,396	2,486,924
Series 4, Class A
4.183%, due 11/20/39 (c)	5,969,032	5,657,594
Series 2
4.25%, due 7/20/41	1,231,071	1,169,115
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (b)	365,000	360,566
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.163%, due 10/20/41	3,578,287	3,271,191
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/38	175,000	184,125
Series C
5.25%, due 7/1/39	895,000	932,766

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/40	$ 1,285,000	$ 1,323,329
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds
Series C
3.30%, due 6/1/38 (c)	1,045,000	1,050,737
New Hampshire Health and Education Facilities Authority Act, Dartmouth-Hitchcock Obligated Group, Revenue Bonds
Series B, Insured: BAM
4.00%, due 8/1/33	2,750,000	2,751,992
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp., Revenue Bonds (b)
Series B
5.00%, due 11/1/27	500,000	517,410
Series B
5.00%, due 11/1/28	550,000	577,142
New Hampshire Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	965,000	1,056,527
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	2,900,000	3,288,687
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/56	3,000,000	3,402,203
		29,662,493
New Jersey 1.5%
City of Atlantic City, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/1/42	1,215,000	1,220,301
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/37 (b)	1,500,000	1,506,252
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	250,000	250,263
New Jersey Educational Facilities Authority, Princeton University, Revenue Bonds
Series A-2
5.00%, due 7/1/64 (c)	3,200,000	3,588,194
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b)
Series B
4.25%, due 12/1/45	1,000,000	971,589
Series 1-B
4.50%, due 12/1/45	3,000,000	2,960,112
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	2,250,000	2,273,853
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/42	10,000,000	10,223,543
Series AA
5.25%, due 6/15/43	2,790,000	2,816,219

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/42	$ 1,000,000	$ 1,031,091
Series C
5.00%, due 1/1/45	3,230,000	3,304,077
		30,145,494
New Mexico 0.1%
City of Farmington, Public Service Co. of New Mexico, Revenue Bonds
Series B
3.875%, due 6/1/40 (c)	1,800,000	1,831,013
New York 5.9%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	215,000	198,436
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	900,000	900,370
Build NYC Resource Corp., TrIPs Obligated Group, Revenue Bonds
5.50%, due 7/1/42 (b)	1,135,000	1,164,290
City of New York, Unlimited General Obligation
Series C-1, Insured: BAM
5.00%, due 9/1/47	1,500,000	1,514,344
Series G-1
5.25%, due 2/1/45	1,490,000	1,546,716
Series C
5.25%, due 3/1/47	1,000,000	1,025,094
Series B-1
5.25%, due 10/1/47	1,500,000	1,534,223
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AG
4.00%, due 2/15/47	540,000	468,809
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	2,880,000	2,886,820
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (c)	3,185,000	3,075,788
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	750,000	726,984
Series A
5.00%, due 11/15/44	4,000,000	3,990,989
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/29	500,000	508,562
Series A-1
5.00%, due 11/15/32	1,295,000	1,311,398

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	$ 750,000	$ 738,709
New York City Housing Development Corp., Revenue Bonds
Series C, Insured: HUD Sector 8 FNMA
2.40%, due 8/1/40	1,500,000	1,041,560
Series F-2
3.40%, due 11/1/64 (c)	1,100,000	1,107,438
Series C-2
3.75%, due 5/1/65 (c)	2,750,000	2,787,182
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (c)	500,000	500,059
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series DD-2
5.00%, due 6/15/40	1,000,000	1,017,484
Series DD-1
5.00%, due 6/15/49	305,000	305,308
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series CC
5.00%, due 6/15/46	1,500,000	1,525,273
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-1
5.00%, due 11/1/38	3,000,000	3,006,780
Series F-1
5.00%, due 5/1/42	750,000	752,708
Series C
5.25%, due 5/1/48	2,000,000	2,053,693
Series C
5.50%, due 5/1/41	2,000,000	2,159,555
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/40	1,500,000	1,500,431
New York City Transitional Finance Authority, Revenue Bonds
Series H-1
5.00%, due 11/1/42	2,500,000	2,602,902
Series B
5.00%, due 5/1/46	2,500,000	2,523,363
Series H-1
5.00%, due 11/1/46	1,100,000	1,119,964
Series E
5.00%, due 11/1/47	3,550,000	3,597,530
Series D
5.25%, due 5/1/48	2,750,000	2,841,891
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (c)	5,500,000	5,736,832
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	462,285

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: AG-CR
2.75%, due 11/15/41	$ 370,000	$ 269,729
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,350,348
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds (a)
Class 1
5.00%, due 11/15/44	2,445,000	2,343,984
Class 2
5.375%, due 11/15/40	2,000,000	1,973,610
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	200,956
Series E
4.00%, due 3/15/45	1,950,000	1,706,421
Series B
5.00%, due 2/15/40	5,000	5,253
Series B
5.00%, due 2/15/40	1,295,000	1,318,688
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.00%, due 10/1/34	1,625,000	1,728,938
Insured: AG
5.00%, due 10/1/39	1,500,000	1,582,971
Insured: AG
5.25%, due 10/1/40	1,500,000	1,596,109
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	1,500,000	1,524,615
New York State Dormitory Authority, Iona University, Revenue Bonds
Insured: AG
5.50%, due 7/1/43	1,000,000	1,047,161
New York State Environmental Facilities Corp., State of New York State Revolving Fund, Revenue Bonds
Series A
5.00%, due 6/15/33	1,265,000	1,285,520
New York State Housing Finance Agency, Personal Income Tax, Revenue Bonds
Series A-2
3.35%, due 6/15/54 (c)	1,000,000	1,002,652
New York State Housing Finance Agency, Revenue Bonds
Series B-2, Insured: SONYMA HUD Sector 8
3.60%, due 11/1/64 (c)	2,000,000	2,016,431
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	1,000,000	1,001,079
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 1/1/36	1,000,000	930,011
4.375%, due 10/1/45	1,250,000	1,085,507

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
Series A
5.00%, due 12/1/25 (b)	$ 1,400,000	$ 1,408,305
New York Transportation Development Corp., Delta Air Lines, Inc., Revenue Bonds (b)
5.00%, due 1/1/29	1,230,000	1,257,456
5.00%, due 1/1/33	1,550,000	1,573,495
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	4,000,000	3,808,348
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: AG-CR
5.25%, due 6/30/37	1,000,000	1,055,949
Insured: AG
5.50%, due 6/30/38	1,580,000	1,688,899
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
5.50%, due 6/30/41 (b)	1,700,000	1,728,216
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/36 (b)	865,000	872,659
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/40	500,000	536,404
Port Authority of New York & New Jersey, Consolidated 234th, Revenue Bonds
Series 234
5.00%, due 8/1/38 (b)	3,500,000	3,578,294
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds (b)
Series 189
3.45%, due 10/1/27	2,950,000	2,941,998
Series 189
3.50%, due 4/1/28	2,680,000	2,671,952
Series 189
3.50%, due 10/1/28	3,465,000	3,455,815
Series 189
3.60%, due 10/1/29	1,955,000	1,949,695
Town of Colonie, Limited General Obligation
Insured: AG
2.00%, due 3/1/29	985,000	930,113
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AG-CR
2.00%, due 5/15/45 (c)	250,000	239,880
Series C
5.25%, due 11/15/40	1,000,000	1,076,211
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-3
5.00%, due 11/15/38	640,000	642,202
Series A
5.00%, due 11/15/40	3,005,000	3,008,631

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/33	$ 850,000	$ 855,575
		117,483,850
North Carolina 2.2%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,569,645
County of Alamance, Unlimited General Obligation
2.00%, due 5/1/35	1,500,000	1,216,805
County of Gaston, Unlimited General Obligation
5.00%, due 3/1/39	1,250,000	1,364,953
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.75%, due 12/1/27 (b)(c)	3,000,000	3,000,592
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Series A, Insured: AG
5.00%, due 7/1/30	1,500,000	1,616,126
Insured: AG
5.25%, due 7/1/40	500,000	517,567
Nash Health Care Systems, Healthcare Facilities, Revenue Bonds
5.50%, due 2/1/44	500,000	519,928
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds
5.00%, due 12/31/37 (b)	1,125,000	1,125,378
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
2.00%, due 7/1/35	1,575,000	1,241,880
Series 55-C, Insured: GNMA / FNMA / FHLMC
3.20%, due 7/1/56 (c)	4,905,000	4,907,434
Series 38-B
3.85%, due 7/1/37	2,510,000	2,410,096
Series 50, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/54	905,000	970,711
Series 54-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	990,000	1,102,376
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	500,000	559,547
North Carolina Medical Care Commission, EveryAge Obligated Group, Revenue Bonds
Series B
4.00%, due 9/1/34	1,000,000	966,410
North Carolina Medical Care Commission, Penick Village Obligated Group, Revenue Bonds
Series B-3
4.25%, due 9/1/28	160,000	160,028
North Carolina Medical Care Commission, Duke University Health System, Revenue Bonds
Series A
5.00%, due 6/1/42	2,320,000	2,403,081
Series B
5.00%, due 6/1/55 (c)	1,530,000	1,649,408

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/30	$ 4,875,000	$ 5,255,084
Series A
5.50%, due 6/1/31	3,250,000	3,521,740
Series A
5.50%, due 6/1/32	3,000,000	3,257,431
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
5.00%, due 1/1/36	1,545,000	1,606,485
Insured: AG
5.00%, due 1/1/49	1,000,000	998,408
		42,941,113
North Dakota 0.3%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AG-CR
4.00%, due 12/1/37	310,000	295,021
Series A, Insured: AG
5.00%, due 12/1/30	700,000	756,151
Series A, Insured: AG
5.00%, due 12/1/31	650,000	705,186
Series A, Insured: AG
5.00%, due 12/1/32	800,000	869,987
Series A, Insured: AG
5.00%, due 12/1/33	1,000,000	1,087,090
North Dakota Housing Finance Agency, Revenue Bonds
Series D
6.00%, due 7/1/55	1,000,000	1,106,963
Series C
6.25%, due 1/1/55	985,000	1,097,408
		5,917,806
Ohio 1.4%
American Municipal Power, Inc., Meldahl Hydroelectric Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/41	925,000	838,372
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series A
5.00%, due 2/15/41	3,000,000	3,009,323
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	1,000,000	669,181
City of Norwood, Rockwood Exchange Project, Tax Allocation
4.375%, due 12/1/30	640,000	642,829
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AG
5.25%, due 12/1/35	1,000,000	1,095,190

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AG
5.25%, due 12/1/37	$ 750,000	$ 806,664
City of Upper Arlington, Various Purpose, Limited General Obligation
5.75%, due 12/1/38	700,000	707,170
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	780,459
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.25%, due 1/1/43 (b)	2,300,000	2,348,996
Euclid City School District, Classroom Facilities & School Improvement, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.25%, due 1/15/44	2,000,000	2,005,378
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	490,105
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds
Series B
2.50%, due 11/1/42 (b)(c)	1,000,000	948,100
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series D
2.875%, due 2/1/26	250,000	248,423
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds (b)
Series D
3.70%, due 10/1/28	2,000,000	1,995,300
Series A
3.75%, due 1/1/29	1,000,000	998,214
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds (a)(b)
3.75%, due 1/15/28	520,000	521,216
4.25%, due 1/15/38	1,000,000	951,803
4.50%, due 1/15/48	750,000	655,565
Ohio Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	1,500,000	1,661,399
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56 (g)	1,000,000	1,130,256
Ohio Water Development Authority, Water Pollution Control, Revenue Bonds
Series D
5.00%, due 12/1/37	4,000,000	4,388,949
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AG
5.00%, due 12/31/35 (b)	1,000,000	1,000,624
		27,893,516
Oklahoma 0.4%
Carter County Public Facilities Authority, Carter County Independent School District No. 19 Ardmore, Revenue Bonds
5.00%, due 9/1/32	1,070,000	1,104,039

	Principal Amount	Value
Long-Term Municipal Bonds
Oklahoma
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	$ 3,500,000	$ 3,955,269
Oklahoma Turnpike Authority, Revenue Bonds
Series A
5.00%, due 1/1/41	1,500,000	1,578,214
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue Bonds
6.25%, due 12/1/35 (b)	1,000,000	1,104,941
		7,742,463
Oregon 1.3%
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 12/1/47	1,000,000	1,010,404
City of Redmond, Airport Expansion Projects, Limited General Obligation (b)
Series A
5.00%, due 6/1/36	1,485,000	1,566,886
Series A
5.25%, due 6/1/42	1,395,000	1,431,154
County of Clackamas, Limited General Obligation
1.875%, due 6/1/39	1,070,000	718,813
Multnomah County School District No. 1J, Portland Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	2,000,000	1,747,117
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/38	1,250,000	1,373,152
Series A
5.00%, due 4/1/40	2,500,000	2,685,696
Port of Portland, Airport, Revenue Bonds (b)
Series 30-A
5.25%, due 7/1/44	8,000,000	8,126,150
Series 29
5.50%, due 7/1/48	500,000	512,301
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	1,000,000	883,708
State of Oregon, Article XI-H Pollution Control, Unlimited General Obligation
Series D
5.00%, due 5/1/40	860,000	920,033
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.00%, due 6/1/41	1,750,000	1,854,541
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.25%, due 5/1/45	2,500,000	2,641,028

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	$ 1,075,000	$ 1,197,865
		26,668,848
Pennsylvania 2.5%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series B-1
3.90%, due 6/1/30	2,250,000	2,226,975
Allegheny County Airport Authority, Pittsburgh International Airport, Revenue Bonds (b)
Series A, Insured: AG
5.00%, due 1/1/33	1,480,000	1,600,567
Series A, Insured: AG
5.00%, due 1/1/35	2,500,000	2,690,846
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AG
5.50%, due 1/1/42	2,000,000	2,094,850
Series A, Insured: AG
5.50%, due 1/1/43	1,500,000	1,562,580
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/27	170,000	174,278
5.00%, due 5/1/32	220,000	223,388
5.00%, due 5/1/42	1,175,000	1,150,064
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (a)	500,000	511,131
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	311,828
5.00%, due 7/1/35	300,000	309,792
Chester County Industrial Development Authority, Collegium Charter School Project, Revenue Bonds
5.00%, due 10/15/32 (a)	250,000	250,322
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/34 (a)	705,000	727,519
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.125%, due 10/15/37	2,000,000	1,891,555
Coatesville School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.25%, due 11/15/37	5,000,000	5,202,682
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	1,000,000	934,778
County of Allegheny, Unlimited General Obligation
Series C-76
5.00%, due 11/1/41	1,000,000	1,010,332
Cumberland Valley School District, Limited General Obligation
Series A, Insured: AG State Aid Withholding
5.00%, due 11/15/44	1,275,000	1,290,582

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds
5.00%, due 10/15/30 (a)	$ 1,000,000	$ 870,308
Doylestown Hospital Authority, Doylestown Hospital Obligated Group, Revenue Bonds
5.00%, due 7/1/31 (a)	250,000	263,924
Geisinger Authority, Geisinger Health System, Revenue Bonds
Series A
4.00%, due 6/1/41	4,400,000	3,952,674
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	264,802
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	1,300,000	1,406,284
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.25%, due 6/30/36	2,000,000	2,090,109
5.50%, due 6/30/37	250,000	262,637
5.50%, due 6/30/38	500,000	520,325
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien (b)
Series 1-A
5.00%, due 6/1/29	1,550,000	1,632,036
Series 1-A
5.00%, due 6/1/31	1,900,000	2,000,585
Series 1-A
5.00%, due 6/1/33	1,190,000	1,249,432
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
5.00%, due 8/15/34	1,000,000	1,115,723
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, Revenue Bonds
5.00%, due 12/1/38	1,000,000	1,000,656
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	1,690,000	1,650,743
Pennsylvania Housing Finance Agency, Darby Townhouses, Revenue Bonds
Insured: FNMA
4.90%, due 6/1/41	500,000	499,831
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 145-A
6.00%, due 10/1/54	995,000	1,081,872
Pennsylvania Turnpike Commission, Revenue Bonds
Series A
5.50%, due 12/1/46	1,155,000	1,163,180
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds
4.50%, due 6/15/29 (a)	400,000	402,161
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (a)	435,000	443,695
Philadelphia Gas Works Co., Revenue Bonds
Series 14
5.00%, due 10/1/30	1,680,000	1,718,318

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AG
5.00%, due 9/1/35	$ 1,200,000	$ 1,307,917
		49,061,281
Puerto Rico 3.4%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	6,725,058	4,186,349
(zero coupon), due 11/1/51	20,534,965	12,962,696
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	563,717	538,059
Series A-1
4.00%, due 7/1/41	6,059,081	5,285,029
Series A-1
4.00%, due 7/1/46	710,000	592,588
Series A-1
5.625%, due 7/1/27	625,000	644,321
Series A-1
5.75%, due 7/1/31	291,000	316,084
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	2,466,642	2,372,065
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
4.00%, due 7/1/42	2,760,000	2,383,844
Series A
4.00%, due 7/1/42	600,000	518,227
Series A
5.00%, due 7/1/33	1,000,000	1,048,013
Series A
5.00%, due 7/1/35	3,000,000	3,092,642
Series A
5.00%, due 7/1/47	1,000,000	942,261
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/42	7,685,000	6,637,623
Series B
5.00%, due 7/1/28	1,000,000	1,031,848
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	22,472,000	20,916,733
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	4,355,000	4,118,892
		67,587,274

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island 2.5%
City of Providence, Unlimited General Obligation
Series A, Insured: AG
3.625%, due 1/15/29	$ 975,000	$ 975,534
Series A, Insured: AG
3.75%, due 1/15/30	2,010,000	2,011,065
Series A, Insured: AG
3.75%, due 1/15/32	1,000,000	1,000,142
Providence Redevelopment Agency, Port Providence Lease, Revenue Bonds
Series A, Insured: AG
5.00%, due 4/1/26	1,680,000	1,683,214
Rhode Island Health and Educational Building Corp., Town of Smithfield, Revenue Bonds
Series H, Insured: AG-CR
3.00%, due 5/15/38	1,000,000	829,667
Rhode Island Health and Educational Building Corp., City of Pawtucket, Revenue Bonds
Series B, Insured: BAM
3.00%, due 5/15/39	2,350,000	1,963,172
Series C, Insured: MUN GOVT GTD
4.00%, due 5/15/26	415,000	415,379
Rhode Island Health and Educational Building Corp., City of East Providence, Revenue Bonds
Series B, Insured: MUN GOVT GTD
3.625%, due 5/15/32	1,000,000	989,280
Rhode Island Health and Educational Building Corp., Town of Coventry, Revenue Bonds
Series B, Insured: AG MUN GOVT GTD
3.75%, due 5/15/28	600,000	600,177
Series B, Insured: AG MUN GOVT GTD
4.00%, due 5/15/33	1,000,000	1,000,153
Rhode Island Health and Educational Building Corp., Providence Public Building Authority, Revenue Bonds
Series B, Insured: AG State Appropriations
4.00%, due 5/15/30	1,500,000	1,501,045
Rhode Island Health and Educational Building Corp., City of Cranston, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
4.00%, due 5/15/30	1,170,000	1,170,815
Rhode Island Health and Educational Building Corp., University of Rhode Island, Revenue Bonds
Series A, Insured: BAM
4.00%, due 9/15/42	2,000,000	1,815,481
Rhode Island Health and Educational Building Corp., Exeter-West Greenwich Regional School District, Revenue Bonds
Series B, Insured: State Aid Withholding
4.50%, due 5/15/39	1,150,000	1,162,694
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/28	875,000	885,037
Rhode Island Health and Educational Building Corp., Higher Education Facility, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/15/30	2,500,000	2,503,755
Rhode Island Health and Educational Building Corp., Town of Johnston, Revenue Bonds
Series F
5.00%, due 5/15/34	1,045,000	1,134,733

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	$ 1,500,000	$ 1,557,748
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development, Revenue Bonds
Series 3-B, Insured: FHA
3.40%, due 10/1/29	1,000,000	1,000,017
Series A
4.625%, due 10/1/25	40,000	40,051
Series A
5.00%, due 10/1/30	215,000	215,523
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 82-A, Insured: GNMA
3.80%, due 4/1/35	1,420,000	1,383,008
Series 80-A, Insured: GNMA
4.15%, due 10/1/38	1,150,000	1,095,118
Series 79-A, Insured: GNMA
4.40%, due 10/1/38	1,500,000	1,473,309
Series 82-A, Insured: GNMA
5.00%, due 10/1/41	1,215,000	1,241,245
Rhode Island Infrastructure Bank, City of Pawtucket Water Supply Board, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/28	1,730,000	1,735,722
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series A
4.125%, due 12/1/43	1,460,000	1,325,981
Series B
4.125%, due 12/1/43	2,500,000	2,252,676
Series A
5.00%, due 12/1/44	3,500,000	3,370,519
State of Rhode Island, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/31	2,000,000	1,987,635
Series A, Insured: BAM
3.00%, due 5/1/32	2,000,000	1,953,439
State of Rhode Island, Plantations, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/36	1,000,000	908,457
State of Rhode Island, Eleanor Slater Hospital Project, Certificate of Participation
Series B
4.00%, due 11/1/32	1,000,000	1,019,735
Town of Bristol, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/38	1,200,000	1,033,352
Series A, Insured: BAM
3.50%, due 8/1/31	865,000	873,368
Town of Cumberland, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.625%, due 11/1/31	500,000	500,508

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Town of Hopkinton, Unlimited General Obligation
4.375%, due 8/15/31	$ 350,000	$ 350,035
Town of Johnston, Unlimited General Obligation
Series A
3.45%, due 6/1/29	1,020,000	1,020,158
Series A
3.70%, due 6/1/33	1,020,000	1,016,317
Town of West Greenwich, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 8/15/26	1,175,000	1,175,113
		50,170,377
South Carolina 1.3%
Charleston County Airport District, Revenue Bonds
Series A
5.25%, due 7/1/43 (b)	1,215,000	1,240,664
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.821%, due 2/1/54	6,000,000	6,206,106
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/42	1,400,000	1,293,753
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Foundation, Revenue Bonds
4.00%, due 3/1/62 (c)	1,300,000	1,254,656
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.00%, due 11/15/29	315,000	330,512
5.00%, due 11/15/33	685,000	709,098
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/40	2,335,000	2,442,521
Series B
5.00%, due 12/1/43	4,000,000	4,049,304
Series B
5.00%, due 12/1/46	1,500,000	1,499,084
South Carolina Public Service Authority, Revenue Bonds
Series A
5.00%, due 12/1/44	1,000,000	1,007,061
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD Sector 202
5.00%, due 10/1/26 (c)	1,335,000	1,339,235
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,595,000	1,808,068
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,725,000	1,954,140
		25,134,202

	Principal Amount	Value
Long-Term Municipal Bonds
South Dakota 0.2%
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	$ 1,245,000	$ 1,385,078
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	1,000,000	1,111,997
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	1,000,000	1,131,822
		3,628,897
Tennessee 1.7%
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue Bonds
5.00%, due 10/1/35	820,000	820,656
Chattanooga Health Educational & Housing Facility Board, Erlanger Health Obligated Group, Revenue Bonds
Insured: BAM
5.00%, due 12/1/36	5,555,000	5,950,545
County of Knox, Unlimited General Obligation
Series B
2.80%, due 6/1/31	1,000,000	968,495
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (c)	500,000	509,308
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (c)	500,000	509,308
Knox County Health Educational & Housing Facility Board, Revenue Bonds
4.05%, due 12/1/27 (c)	3,000,000	3,044,632
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Northview Project, Revenue Bonds
Series B
3.60%, due 2/1/45 (c)	8,000,000	8,133,823
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	3,500,000	3,592,253
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/35	5,000,000	5,350,127
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (c)	2,300,000	2,424,265
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3-C
3.50%, due 1/1/56 (c)	3,190,000	3,190,755
		34,494,167
Texas 8.6%
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44 (c)	1,000,000	1,009,572

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/45	$ 2,250,000	$ 2,292,195
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Insured: PSF-GTD
4.00%, due 2/15/44	1,000,000	894,610
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A
4.25%, due 8/15/34	500,000	491,683
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/41	1,115,000	1,160,247
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	1,000,000	955,564
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (b)	1,000,000	1,062,347
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/27	1,900,000	1,816,738
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series C
5.00%, due 1/1/27	1,145,000	1,154,946
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/34	1,150,000	1,276,493
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A
5.00%, due 8/15/39	1,185,000	1,221,155
Series B
5.00%, due 8/15/42 (c)	1,700,000	1,823,382
City of Amarillo, Limited General Obligation
2.00%, due 2/15/41	1,000,000	667,793
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AG
5.00%, due 2/15/43	250,000	250,418
City of Bryan, Limited General Obligation
2.00%, due 8/15/32	1,060,000	926,823
City of Celina, The Lakes at Mustang Ranch Public Improvement Distric Major Improvement Area & Phases 2-7 Project, Special Assessment
Insured: AG
5.00%, due 9/1/34	400,000	425,889
Insured: AG
5.00%, due 9/1/35	330,000	348,681
Insured: AG
5.00%, due 9/1/39	700,000	725,089
Insured: AG
5.00%, due 9/1/45	1,750,000	1,749,499

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of College Station, Limited General Obligation
2.00%, due 2/15/36	$ 1,000,000	$ 782,029
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/28	1,000,000	1,065,812
5.00%, due 7/15/31	1,000,000	1,104,721
5.00%, due 7/15/32	1,000,000	1,111,096
Insured: AG
5.00%, due 7/15/34	1,000,000	1,117,364
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	1,000,000	1,012,660
Series B
5.00%, due 2/15/26	2,110,000	2,136,713
Series B
5.00%, due 2/15/27	1,000,000	1,036,843
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.25%, due 8/1/39	850,000	867,573
Series A
5.50%, due 8/1/42	385,000	394,668
City of Greenville, Waterworks & Sewer System, Revenue Bonds
Insured: AG
5.00%, due 2/15/41	1,245,000	1,280,418
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series A
5.00%, due 11/15/26	1,000,000	1,032,979
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	390,632
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/38 (g)	1,400,000	1,482,940
Series A
5.25%, due 7/1/40 (g)	2,000,000	2,079,243
Series A, Insured: AG
5.25%, due 7/1/41	1,000,000	1,029,992
Series A
5.25%, due 7/1/41 (g)	2,000,000	2,060,582
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (b)	1,000,000	1,033,088
City of Lavon, Trails of Lavon Public Improvement District Projects, Special Assessment
5.75%, due 9/15/45 (a)(g)	875,000	876,948
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: AG
4.00%, due 9/1/43	1,615,000	1,405,719
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment
4.50%, due 12/31/35 (a)	1,000,000	1,002,001

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.25%, due 2/15/41	$ 2,000,000	$ 1,390,953
Dallas College, Unlimited General Obligation
3.00%, due 2/15/28	1,575,000	1,578,485
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	250,000	222,174
Series B
5.00%, due 11/1/36	1,000,000	1,077,135
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/42	1,500,000	956,251
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	2,000,000	1,430,891
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	4,000,000	4,081,231
El Paso County Hospital District, Limited General Obligation
5.00%, due 8/15/28	1,000,000	1,027,978
El Paso County Hospital District, Revenue Bonds
Insured: BAM
5.00%, due 2/15/34	780,000	856,068
Forney Independent School District, Unlimited General Obligation (g)
Insured: PSF-GTD
5.00%, due 8/15/39	625,000	663,979
Insured: PSF-GTD
5.25%, due 8/15/42	750,000	792,827
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (c)	2,130,000	2,174,655
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/34	3,720,000	4,111,447
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/26	300,000	308,474
Series A, Insured: BAM
7.25%, due 4/1/27	300,000	320,015
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: AG
6.50%, due 9/1/29	1,000,000	1,066,390
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	2,290,000	2,299,353

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Water Control & Improvement District No. 159, Unlimited General Obligation
Insured: BAM
6.375%, due 9/1/30	$ 2,000,000	$ 2,147,179
Headwaters Municipal Utility, Unlimited General Obligation
Series A, Insured: AG
6.00%, due 8/15/29	3,885,000	4,101,806
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	1,000,000	946,475
Irving Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/38	3,000,000	3,177,575
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/16/30	2,560,000	2,151,439
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/35	2,000,000	1,356,557
Lewisville Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	943,397
Lovejoy Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/39	1,000,000	718,349
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	1,500,000	1,444,772
4.25%, due 5/1/30 (b)	1,500,000	1,553,345
Mesquite Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 8/15/35	1,530,000	1,530,799
Series A, Insured: PSF-GTD
4.00%, due 8/15/37	1,655,000	1,655,864
Nederland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/37	780,000	681,982
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/27	520,000	520,233
4.00%, due 8/15/29	1,240,000	1,236,049
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (a)
Series A
4.00%, due 8/15/34	1,205,000	1,133,568
Series A
4.50%, due 8/15/44	2,590,000	2,220,841
New Hope Cultural Education Facilities Finance Corp., Bella Vida Forefront Living Program, Revenue Bonds
Series B-3
4.25%, due 10/1/30	1,000,000	1,002,061
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/31	630,000	668,259

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/49	$ 250,000	$ 213,415
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/36	2,950,000	2,958,392
North Texas Municipal Water District, Water System, Revenue Bonds
5.00%, due 9/1/31	2,000,000	2,237,328
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	1,000,000	863,905
Series A
5.25%, due 1/1/38	1,000,000	1,068,863
Pecos Barstow Toyah Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/39	515,000	517,555
Insured: PSF-GTD
5.00%, due 2/15/41	1,500,000	1,504,979
Prosper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/40	1,400,000	1,171,190
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	1,500,000	1,570,256
Sherman Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/38 (g)	1,675,000	1,797,698
State of Texas, College Student Loan, Unlimited General Obligation (b)
4.00%, due 8/1/30	5,000,000	5,000,376
4.00%, due 8/1/31	3,000,000	2,999,840
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/35	5,000,000	5,170,572
State of Texas, Transportation Commission, Unlimited General Obligation
Series A
5.00%, due 10/1/36	4,000,000	4,006,678
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Revenue Bonds
Series C
5.00%, due 11/15/64 (g)	10,500,000	11,508,724
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 1/1/56	2,870,000	3,151,761
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.713%, due 9/15/27	600,000	601,062
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/27	1,315,000	1,363,747

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	$ 3,000,000	$ 3,193,751
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/34	2,585,000	2,752,949
5.00%, due 1/1/55 (c)	12,000,000	12,637,657
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.125%, due 12/31/35	1,440,000	1,497,040
5.50%, due 6/30/40	2,400,000	2,465,304
5.50%, due 6/30/41	1,500,000	1,531,020
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/32	400,000	422,411
Travis County Development Authority, Longview 71 Public Improvement District Improvement Area No. 1 Project, Special Assessment
5.00%, due 9/1/44 (a)	600,000	565,277
		170,877,751
U.S. Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	867,435
Series A
5.00%, due 10/1/30	2,460,000	2,522,386
Series A
5.00%, due 10/1/39	1,305,000	1,302,868
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AG-CR
5.00%, due 10/1/30	100,000	100,288
		4,792,977
Utah 3.0%
Canyons School District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
1.50%, due 6/15/34	2,000,000	1,544,171
Central Utah Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/39	1,000,000	939,467
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/33	5,640,000	6,116,750
Series A
5.00%, due 7/1/38	1,500,000	1,515,730
Series A
5.00%, due 7/1/42	2,870,000	2,852,527
Series A
5.25%, due 7/1/43	2,000,000	2,025,297

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
City of Salt Lake City, Public Utilities, Revenue Bonds
5.00%, due 2/1/45	$ 1,000,000	$ 1,040,110
County of Iron, Sales Tax, Revenue Bonds
5.00%, due 10/1/49	2,925,000	2,939,476
County of Utah, Intermountain Healthcare, Inc., Revenue Bonds
Series B
5.00%, due 5/15/46	1,390,000	1,362,708
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.00%, due 6/1/37	1,770,000	1,840,048
Series A, Insured: AG
5.25%, due 6/1/43	2,300,000	2,409,855
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.00%, due 6/1/38	1,300,000	1,405,170
Series B, Insured: AG
5.25%, due 6/1/45	500,000	518,008
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/36	3,395,000	3,597,093
Series A
5.00%, due 7/1/41	900,000	917,091
Series A
5.00%, due 7/1/42	750,000	760,562
Series A
5.00%, due 7/1/44	500,000	503,006
Series A
5.25%, due 7/1/43	2,080,000	2,130,096
Jordan School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/37	1,315,000	1,056,430
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds
Series A-1
5.875%, due 3/1/45	1,000,000	1,001,289
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (a)	500,000	449,603
Utah Charter School Finance Authority, Mountain West Montessori Academy, Inc., Revenue Bonds
Series A
3.125%, due 6/15/29 (a)	750,000	709,725
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	227,765
Utah Housing Corp., Barcelona Properties LLC, Revenue Bonds
Insured: FHLMC
3.40%, due 7/1/30	2,900,000	2,899,990
Utah Housing Corp., Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,475,000	1,644,681

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Housing Corp., Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/54	$ 2,630,000	$ 2,885,603
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,495,000	1,671,016
Series E, Insured: GNMA / FNMA / FHLMC
6.75%, due 7/1/55	1,900,000	2,171,660
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/31	500,000	498,922
4.00%, due 10/15/33	425,000	416,327
4.00%, due 10/15/33	500,000	494,565
4.00%, due 10/15/35	700,000	668,259
4.00%, due 10/15/36	1,000,000	953,835
4.00%, due 10/15/38	1,440,000	1,316,356
4.00%, due 10/15/39	700,000	637,316
4.00%, due 10/15/42	975,000	837,520
Series A
5.00%, due 10/15/28	460,000	475,365
5.50%, due 10/15/33	1,000,000	1,107,891
Utah Infrastructure Agency, Revenue Bonds
Series A
5.25%, due 10/15/33	1,565,000	1,606,909
Utah Transit Authority, Revenue Bonds
5.00%, due 12/15/42	2,000,000	2,108,594
		60,256,786
Virginia 0.9%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AG
5.00%, due 7/1/41	1,000,000	1,003,603
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	3,000,000	2,326,639
County of Fairfax, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 10/1/28	1,040,000	1,050,154
Halifax County Industrial Development Authority, Virginia Electric and Power Co., Revenue Bonds
Series A
3.80%, due 12/1/41 (c)	1,000,000	1,015,308
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 7/1/43	950,000	975,561
Insured: AG
5.25%, due 7/1/48	1,500,000	1,511,927
Virginia Housing Development Authority, Revenue Bonds
Series F
3.625%, due 7/1/55 (c)	2,120,000	2,119,949

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia Port Authority, Revenue Bonds
Series B
5.00%, due 7/1/41 (b)	$ 500,000	$ 509,171
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 1/1/36	2,395,000	2,460,041
5.00%, due 7/1/37	1,000,000	1,015,617
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 7/1/42	1,000,000	917,415
Winchester Economic Development Authority, Valley Health System, Revenue Bonds
Series A
5.00%, due 1/1/28	1,100,000	1,157,985
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (c)	1,500,000	1,495,071
		17,558,441
Washington 1.1%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
2.52%, due 1/1/40	655,000	647,426
Franklin County School District No. 1, Pasco, Unlimited General Obligation
Insured: School Bond Guaranty
5.50%, due 12/1/40	1,000,000	1,088,373
King County Housing Authority, Revenue Bonds
5.375%, due 7/1/45	2,000,000	2,013,700
Port of Seattle, Revenue Bonds
Series B
5.50%, due 8/1/47 (b)	3,500,000	3,571,652
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (b)	925,000	928,543
Skagit County Public Hospital District No. 1, Revenue Bonds
5.50%, due 12/1/38	450,000	475,099
Snohomish County Public Utility District No. 1, Electric System, Revenue Bonds
5.00%, due 12/1/40	1,500,000	1,511,664
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	1,000,000	1,046,423
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/40	5,000,000	5,054,685
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Center, Revenue Bonds
Series A
4.00%, due 3/1/41	850,000	778,862
Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds
Series B-2, Insured: AG
5.00%, due 8/15/55 (c)	1,000,000	1,070,408

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 7/1/36	$ 1,000,000	$ 995,041
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.221%, due 3/1/50 (c)	1,741,170	1,602,802
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/39 (a)	1,500,000	1,551,364
		22,336,042
West Virginia 0.8%
West Virginia Economic Development Authority, Appalachian Power Co., Revenue Bonds
Series A
3.375%, due 3/1/40 (c)	1,000,000	1,005,353
West Virginia Hospital Finance Authority, West Virginia United Health System Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/38	1,550,000	1,630,080
Series A
5.00%, due 6/1/39	2,000,000	2,082,866
Series A
5.00%, due 6/1/40	1,700,000	1,751,502
Series A
5.25%, due 6/1/43	2,000,000	2,053,423
Series A
5.25%, due 6/1/45	1,750,000	1,778,500
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,127,257
West Virginia Hospital Finance Authority, Revenue Bonds
Series B
5.00%, due 6/1/55 (c)	1,300,000	1,384,961
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AG
5.125%, due 9/1/42	1,250,000	1,288,423
West Virginia Housing Development Fund, Revenue Bonds
Series A
3.65%, due 11/1/33	1,095,000	1,081,069
		15,183,434
Wisconsin 1.6%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	6,677,571	6,665,772
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	493,394
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (a)	1,160,000	1,123,366

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
5.875%, due 4/1/45	$ 2,000,000	$ 1,935,900
Public Finance Authority, Pinecrest Academy of Nevada, Revenue Bonds (a)
Series A
4.00%, due 7/15/34	200,000	190,508
Series A
4.00%, due 7/15/39	250,000	220,293
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	2,225,000	2,090,176
Public Finance Authority, WFCS Holdings LLC, Revenue Bonds
Series A-1
4.50%, due 1/1/35 (a)	2,125,000	2,031,083
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/25	555,000	555,926
Series A
5.00%, due 10/1/28	335,000	346,182
Series A
5.00%, due 10/1/34	250,000	254,149
Public Finance Authority, Campus Real Estate Holding Corp. LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/35	1,250,000	1,292,694
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/15/38	355,000	368,315
Series A
5.25%, due 6/15/45	250,000	250,805
Wisconsin Center District, Revenue Bonds, Junior Lien
Series D, Insured: AG Moral Obligation
(zero coupon), due 12/15/37	2,220,000	1,305,029
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	365,000	369,989
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,180,717
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series A
3.00%, due 3/1/52	3,120,000	3,084,182
Series A, Insured: GNMA / FNMA / FHLMC
3.625%, due 3/1/34	1,500,000	1,470,497
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/54	965,000	1,043,653
Wisconsin Housing & Economic Development Authority, Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
4.25%, due 9/1/44	700,000	627,276
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	1,000,000	1,033,943

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Wisconsin Housing & Economic Development Authority, New Hampton Apartment LLC, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 12/1/27 (c)	$ 3,500,000	$ 3,595,225
		31,529,074
Wyoming 0.3%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,880,000	1,627,354
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AG-CR
5.00%, due 6/15/28	3,000,000	3,189,576
Wyoming Community Development Authority, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.30%, due 12/1/40	1,000,000	968,429
		5,785,359
Total Long-Term Municipal Bonds (Cost $1,920,373,053)		1,910,951,427
Short-Term Municipal Notes 1.6%
Georgia 0.6%
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds
Series 1
2.80%, due 11/1/52 (h)	11,000,000	11,000,000
Ohio 0.5%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
2.55%, due 1/1/52 (h)	10,000,000	10,000,000
Pennsylvania 0.5%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-2
2.85%, due 11/1/61 (h)	10,000,000	10,000,000
Total Short-Term Municipal Notes (Cost $31,000,000)		31,000,000
Total Municipal Bonds (Cost $1,951,373,053)		1,941,951,427

	Shares	Value
Short-Term Investment 2.6%
Unaffiliated Investment Company 2.6%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (i)	52,271,216	$ 52,271,216
Total Short-Term Investment (Cost $52,271,216)		52,271,216
Total Investments (Cost $2,003,644,269)	100.3%	1,994,222,643
Other Assets, Less Liabilities	(0.3)	(6,925,977)
Net Assets	100.0%	$ 1,987,296,666

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(g)	Delayed delivery security.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2025.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(310)	September 2025	$ (34,732,320)	$ (35,054,219)	$ (321,899)
U.S. Treasury Long Bonds	(220)	September 2025	(24,654,579)	(25,121,250)	(466,671)
Net Unrealized Depreciation					$ (788,570)

1.	As of July 31, 2025, cash in the amount of $1,604,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.

Abbreviation(s):
AG—Assured Guaranty
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company

FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,910,951,427	$ —	$ 1,910,951,427
Short-Term Municipal Notes	—	31,000,000	—	31,000,000
Total Municipal Bonds	—	1,941,951,427	—	1,941,951,427
Short-Term Investment
Unaffiliated Investment Company	52,271,216	—	—	52,271,216
Total Investments in Securities	$ 52,271,216	$ 1,941,951,427	$ —	$ 1,994,222,643
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (788,570)	$ —	$ —	$ (788,570)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Total Return Bond Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.4%
Asset-Backed Securities 10.2%
Automobile Asset-Backed Securities 3.1%
Exeter Automobile Receivables Trust (a)
Series 2021-2A, Class E
2.90%, due 7/17/28	$ 1,040,000	$ 1,023,243
Series 2021-3A, Class E
3.04%, due 12/15/28	2,090,000	2,050,830
Series 2022-2A, Class E
6.34%, due 10/15/29	1,605,000	1,485,935
Flagship Credit Auto Trust (a)
Series 2021-3, Class E
3.32%, due 12/15/28	1,115,000	1,034,634
Series 2020-1, Class E
3.52%, due 6/15/27	1,569,157	1,567,560
Series 2021-4, Class E
4.03%, due 3/15/29	515,000	448,703
Series 2022-2, Class D
5.80%, due 4/17/28	1,420,000	1,306,275
Ford Credit Auto Owner Trust
Series 2023-1, Class D
6.26%, due 8/15/35 (a)	755,000	772,215
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class E
8.35%, due 10/15/29 (a)	665,000	690,194
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,255,000	1,209,253
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class E
11.848% (SOFR 30A + 7.50%), due 10/20/32 (a)(b)	611,881	613,041
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	610,000	607,041
Santander Drive Auto Receivables Trust
Series 2025-1, Class D
5.43%, due 3/17/31	610,000	615,962
		13,424,886
Other Asset-Backed Securities 7.1%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.705% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	600,000	601,566
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.875% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	250,000	250,572
AIMCO CLO
Series 2018-AA, Class B1R
5.972% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	700,000	701,847

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	$ 983,760	$ 902,777
Series 2016-2, Class A
3.65%, due 6/15/28	1,214,000	1,150,135
Series 2019-1, Class B
3.85%, due 2/15/28	666,012	644,607
Apidos CLO
Series 2018-18A, Class BR2
6.032% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	860,000	863,982
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.875% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	390,000	390,315
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.075% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	400,000	400,229
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	542,517	545,562
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.275% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	349,101
BCC Middle Market CLO LLC
Series 2025-1A, Class A1
5.725% (3 Month SOFR + 1.62%), due 7/17/37 (a)(b)	610,000	611,372
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,550,217	1,401,665
BXDL Static CLO LLC
Series 2025-1A, Class A1
5.618% (3 Month SOFR + 1.30%), due 7/20/35 (a)(b)	850,000	850,093
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	716,260	592,654
Series 2020-1, Class A1
1.69%, due 7/15/60	1,518,275	1,302,309
Consolidated Communications LLC
Series 2025-1A, Class C
9.408%, due 5/20/55 (a)	1,000,000	1,042,520
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	4,176	4,177
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.895% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	700,000	701,378
Golub Capital Partners CLO 67M
Series 2023-67A, Class CR
6.43% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)(c)	600,000	600,083

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.688% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	$ 500,000	$ 501,780
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.705% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	930,000	928,421
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.798% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	795,000	795,823
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	505,000	509,803
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.918% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	350,000	350,341
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	584,001	508,956
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.589% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	1,000,000	1,000,108
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	1,255,000	979,215
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.695% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	500,000	500,997
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.419% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	475,000	470,099
Point Broadband Funding LLC
Series 2025-1A, Class B
5.727%, due 7/20/55 (a)	695,000	695,504
Progress Residential Trust
Series 2025-SFR3, Class D
3.39%, due 7/17/42 (a)	925,000	824,613
QTS Issuer ABS I LLC
Series 2025-1A, Class A2
5.439%, due 5/25/55 (a)	800,000	803,968
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.968% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	700,000	701,890
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.722% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	500,000	501,041
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.729% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	450,000	451,589

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.268% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	$ 350,000	$ 352,334
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	7,738,486	274,474
Subway Funding LLC (a)
Series 2024-3A, Class A2II
5.566%, due 7/30/54	818,812	805,883
Series 2024-3A, Class A23
5.914%, due 7/30/54	694,750	678,579
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.019% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	475,000	476,181
Tricon American Homes
Series 2020-SFR1, Class D
2.548%, due 7/17/38 (a)	740,000	721,928
Tricon Residential Trust
Series 2024-SFR4, Class C
4.80%, due 11/17/41 (a)	929,000	909,238
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	734,973	748,964
Zayo Issuer LLC
Series 2025-1A, Class A2
5.648%, due 3/20/55 (a)	1,295,000	1,307,754
		30,706,427
Total Asset-Backed Securities (Cost $44,614,119)		44,131,313
Corporate Bonds 24.6%
Agriculture 0.4%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,593,112
Airlines 0.9%
American Airlines, Inc. (a)
5.50%, due 4/20/26	361,250	360,920
5.75%, due 4/20/29	860,000	859,698
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	930,000	864,900
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	92,876	92,648
4.75%, due 10/20/28	1,855,000	1,856,140
		4,034,306

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 1.7%
American Honda Finance Corp.
5.15%, due 7/9/32	$ 1,005,000	$ 1,015,541
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	610,000	594,284
6.054%, due 11/5/31	285,000	285,163
6.80%, due 5/12/28	700,000	722,470
6.95%, due 3/6/26	670,000	675,265
7.20%, due 6/10/30	360,000	378,750
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,170,798
4.30%, due 4/6/29	940,000	923,020
5.625%, due 4/4/32	130,000	132,046
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,545,000	1,482,512
		7,379,849
Banks 6.8%
Australia & New Zealand Banking Group Ltd.
5.816% (1 Year Treasury Constant Maturity Rate + 1.35%), due 6/18/36 (a)(b)	920,000	933,234
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, due 12/10/29 (a)	830,000	851,580
Banco Santander SA
5.294%, due 8/18/27	600,000	607,685
Bank of America Corp.
2.496%, due 2/13/31 (f)	755,000	689,157
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(g)	1,760,000	1,672,372
5.367%, due 2/25/31 (f)	780,000	796,844
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(b)(g)	745,000	667,359
BPCE SA
6.714%, due 10/19/29 (a)(f)	410,000	433,698
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	680,000	665,780
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(g)	700,000	661,244
Deutsche Bank AG
3.035%, due 5/28/32 (f)	890,000	801,342
5.619% (SOFR + 1.219%), due 11/16/27 (b)	1,325,000	1,327,637
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,640,489
First Horizon Corp.
5.514%, due 3/7/31 (f)	570,000	579,922
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (f)	740,000	642,034
6.75%, due 10/1/37	405,000	444,794
Huntington Bancshares, Inc.
6.141% (5 Year Treasury Constant Maturity Rate + 1.70%), due 11/18/39 (b)	575,000	587,780

	Principal Amount	Value
Corporate Bonds
Banks
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	$ 435,000	$ 437,688
KeyBank NA
4.90%, due 8/8/32	715,000	695,926
KeyCorp
6.401%, due 3/6/35 (f)	425,000	454,236
Lloyds Banking Group plc
4.582%, due 12/10/25	2,643,000	2,641,491
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	520,000	517,208
M&T Bank Corp. (f)
5.385%, due 1/16/36	330,000	328,802
6.082%, due 3/13/32	465,000	489,314
Morgan Stanley (f)
2.484%, due 9/16/36	1,945,000	1,657,897
2.511%, due 10/20/32	510,000	446,449
Santander Holdings USA, Inc. (f)
6.342%, due 5/31/35	130,000	136,676
6.499%, due 3/9/29	630,000	655,903
Societe Generale SA (a)(b)(g)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	389,769
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,155,000	1,069,883
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	695,000	698,704
UBS Group AG (a)
3.091%, due 5/14/32 (f)	1,070,000	972,160
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	1,520,000	1,362,306
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	340,000	341,122
Wells Fargo & Co.
3.35% (SOFR), due 3/2/33 (f)	700,000	640,801
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,633,000	1,431,222
		29,370,508
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	431,730
Building Materials 0.1%
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	140,000	140,479
6.125%, due 7/31/32	235,000	237,436
		377,915
Chemicals 0.8%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	864,969
Celanese US Holdings LLC
7.20%, due 11/15/33 (h)	780,000	814,325

	Principal Amount	Value
Corporate Bonds
Chemicals
Huntsman International LLC
4.50%, due 5/1/29	$ 1,759,000	$ 1,671,844
		3,351,138
Commercial Services 0.5%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)(i)	640,000	627,668
Belron UK Finance plc
5.75%, due 10/15/29 (a)	900,000	908,446
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	550,000	568,445
		2,104,559
Computers 0.1%
Dell International LLC
3.375%, due 12/15/41	575,000	431,188
Cosmetics & Personal Care 0.2%
Coty, Inc.
4.75%, due 1/15/29 (a)	985,000	965,936
Diversified Financial Services 2.8%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	1,565,000	1,523,529
Aircastle Ltd.
5.00%, due 9/15/30 (a)	750,000	748,641
Ally Financial, Inc. (f)
5.548%, due 7/31/33	945,000	946,310
6.992%, due 6/13/29	270,000	283,906
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,311,374
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,363,257
3.25%, due 2/15/27	1,740,000	1,696,458
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	635,000	674,533
Capital One Financial Corp. (f)
6.051%, due 2/1/35	330,000	343,798
6.312%, due 6/8/29	905,000	945,449
Citadel Finance LLC
5.90%, due 2/10/30 (a)	460,000	461,908
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	195,000	203,712
OneMain Finance Corp.
7.50%, due 5/15/31	645,000	672,199

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Synchrony Financial
5.45%, due 3/6/31 (f)	$ 805,000	$ 810,600
		11,985,674
Electric 2.7%
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,281,649
3.35%, due 5/15/50	1,320,000	892,898
Calpine Corp.
5.125%, due 3/15/28 (a)	495,000	492,605
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	957,819
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	545,000	522,385
Evergy Metro, Inc.
5.40%, due 4/1/34	560,000	572,248
Eversource Energy
5.95%, due 7/15/34	535,000	559,405
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	354,327
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,465,889
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	445,000	455,573
Southern California Edison Co.
4.00%, due 4/1/47	975,000	709,433
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	684,928
Vistra Operations Co. LLC (a)
6.00%, due 4/15/34	435,000	451,487
6.875%, due 4/15/32	455,000	472,766
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	551,000	533,413
7.25%, due 1/15/29 (i)	740,000	754,655
8.375%, due 1/15/31 (i)	520,000	545,427
		11,706,907
Food 1.0%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	860,000	881,908
MARB BondCo plc
3.95%, due 1/29/31 (a)	1,240,000	1,100,333
Post Holdings, Inc. (a)
4.50%, due 9/15/31	205,000	189,484
4.625%, due 4/15/30	452,000	431,752

	Principal Amount	Value
Corporate Bonds
Food
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	$ 965,000	$ 952,851
5.20%, due 4/1/29	580,000	581,679
		4,138,007
Gas 0.9%
Boston Gas Co.
3.757%, due 3/16/32 (a)	505,000	466,875
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	725,000	768,328
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,622,078
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	620,000	546,675
Southern California Gas Co.
5.60%, due 4/1/54	625,000	611,162
		4,015,118
Insurance 0.2%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	725,000	741,774
Internet 0.4%
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)	985,000	965,283
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	810,000	886,883
		1,852,166
Iron & Steel 0.0% ‡
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (j)	145,000	142,442
Lodging 0.2%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	215,000	220,644
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	760,000	702,632
		923,276
Media 0.2%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)(i)	960,000	933,066

	Principal Amount	Value
Corporate Bonds
Mining 0.3%
Vedanta Resources Finance II plc
9.475%, due 7/24/30 (a)	$ 505,000	$ 497,748
9.85%, due 4/24/33 (a)	365,000	366,353
Series Reg S
10.875%, due 9/17/29	575,000	587,571
		1,451,672
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
6.323% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	955,000	857,990
Oil & Gas 0.3%
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	135,000	129,678
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,115,000	1,095,248
		1,224,926
Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	649,000	634,802
Pipelines 1.8%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,135,000	933,550
Columbia Pipelines Operating Co. LLC (a)
5.962%, due 2/15/55	475,000	456,031
6.544%, due 11/15/53	310,000	320,153
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,052,111
Energy Transfer LP
5.35%, due 5/15/45	940,000	844,938
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,903,988
ONEOK, Inc.
5.625%, due 1/15/28 (a)	475,000	484,050
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	1,240,000	1,040,360
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,095,000	746,378
		7,781,559
Real Estate 0.1%
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	200,000	204,408

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 0.9%
GLP Capital LP
4.00%, due 1/15/30	$ 1,205,000	$ 1,152,551
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	990,000	840,367
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	430,000	445,070
8.25%, due 1/23/37 (a)	675,000	720,225
Uniti Group LP
10.50%, due 2/15/28 (a)	668,000	705,995
		3,864,208
Retail 0.7%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	970,000	999,100
AutoNation, Inc.
4.75%, due 6/1/30	491,000	486,655
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,065,000	1,090,124
Sally Holdings LLC
6.75%, due 3/1/32 (i)	320,000	328,427
		2,904,306
Semiconductors 0.2%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	980,000	976,369
Total Corporate Bonds (Cost $112,184,571)		106,378,911
Foreign Government Bonds 1.0%
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	527,000	469,891
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,205,077
Mexico 0.6%
Petroleos Mexicanos
6.50%, due 3/13/27	2,075,000	2,075,818
6.75%, due 9/21/47	715,000	553,856
		2,629,674
Total Foreign Government Bonds (Cost $4,817,657)		4,304,642

	Principal Amount	Value
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.456% (1 Month SOFR + 4.00%), due 11/2/27 (b)	$ 585,572	$ 562,881
Media 0.3%
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.706% (1 Month SOFR + 3.25%), due 1/31/29 (b)	1,220,000	1,211,020
Total Loan Assignments (Cost $1,790,932)		1,773,901
Mortgage-Backed Securities 27.9%
Agency (Collateralized Mortgage Obligations) 11.1%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,247,441	807,181
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	2,046,155	49,571
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	286,190	5,734
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	635,016	524,835
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	467,280	383,385
REMIC, Series 5363
(zero coupon), due 12/25/53	530,681	451,531
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	556,815	453,463
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	791,887	531,755
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	528,630	452,912
REMIC, Series 5471, Class SK
1.00% (SOFR 30A + 5.35%), due 8/25/54 (b)(d)	2,785,321	115,543
REMIC, Series 4988, Class LP
1.25%, due 6/25/50	1,028,354	762,445
REMIC, Series 4993, Class KS
1.586% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	2,786,415	353,912
REMIC, Series 4994, Class TS
1.636% (SOFR 30A + 5.986%), due 7/25/50 (b)(d)	1,309,176	166,179
REMIC, Series 4358, Class Z
3.00%, due 6/15/44	648,150	587,565
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	1,313,172	243,022
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (d)	1,116,462	180,782

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (d)	$ 1,024,318	$ 165,118
REMIC, Series 5160
3.00%, due 10/25/51 (d)	1,053,268	121,202
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,317,641	1,202,581
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	489,932	454,442
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	787,326	601,015
Series 402
(zero coupon), due 9/25/53	726,577	594,591
Series 311, Class S1
1.496% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	2,233,528	224,428
Series 397, Class C61
5.50%, due 1/25/53 (d)	1,260,185	283,034
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	542,106	432,079
REMIC, Series 2023-45
(zero coupon), due 10/25/53	651,990	507,802
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	808,132	658,552
REMIC, Series 2022-10, Class SA
1.40% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	1,946,243	218,584
REMIC, Series 2016-57, Class SN
1.586% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	1,189,335	122,424
REMIC, Series 2020-70, Class SD
1.786% (SOFR 30A + 6.136%), due 10/25/50 (b)(d)	1,318,206	176,546
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	910,600	145,450
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (d)	5,412,488	760,809
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	386,340	47,070
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (d)	7,101,947	1,189,915
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	2,631,826	473,414
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,337,990	1,205,645
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	1,609,065	344,296
FNMA, Strips (d)
Series 426, Class C32
1.50%, due 2/25/52	3,190,135	303,522

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA, Strips (d)
Series 429, Class C5
3.00%, due 10/25/52	$ 3,293,803	$ 602,206
Series 440, Class C46
4.00%, due 10/25/53	3,046,030	668,921
Series 438, Class C34
6.00%, due 8/25/53	1,734,819	418,515
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	2,154,964	23,173
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(d)	2,893,805	40,977
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	3,357,368	29,041
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,772,979	1,168,066
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	3,225,862	29,690
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	3,979,436	44,537
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	2,536,046	77,014
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	4,930,599	73,439
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	2,715,151	8,202
REMIC, Series 2022-34, Class HS
(zero coupon) (SOFR 30A + 4.10%), due 2/20/52 (b)(d)	3,979,636	181,827
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	1,788,458	25,596
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	3,443,916	42,430
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	1,723,843	21,238
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	8,712,346	115,517
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,119,835	863,311
REMIC, Series 2023-53
(zero coupon), due 4/20/53	381,761	300,718
REMIC, Series 2024-51, Class SX
0.852% (SOFR 30A + 5.20%), due 3/20/54 (b)(d)	8,673,427	338,931
REMIC, Series 2023-80, Class SA
0.902% (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	3,686,892	131,219
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	1,152,213	837,471
REMIC, Series 2021-96, Class GP
1.00%, due 6/20/51	861,068	654,223

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-146, Class SA
1.835% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	$ 1,463,311	$ 203,419
REMIC, Series 2020-167, Class SN
1.835% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	755,698	106,124
REMIC, Series 2021-179, Class SA
1.835% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	2,197,777	304,576
REMIC, Series 2020-189, Class SU
1.835% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	506,034	70,956
REMIC, Series 2021-46, Class QS
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	880,918	110,895
REMIC, Series 2021-46, Class TS
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,064,951	134,775
REMIC, Series 2021-57, Class SA
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	3,112,367	391,639
REMIC, Series 2021-57, Class SD
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	5,280,946	683,563
REMIC, Series 2021-96, Class NS
1.835% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	2,796,744	370,061
REMIC, Series 2021-96, Class SN
1.835% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	1,985,118	239,208
REMIC, Series 2021-97, Class SM
1.835% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	2,116,712	306,891
REMIC, Series 2021-122, Class HS
1.835% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	1,874,106	252,008
REMIC, Series 2021-96, Class JS
1.885% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	1,517,076	210,664
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	1,101,426	136,687
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	1,732,164	207,237
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,484,761	922,534
REMIC, Series 2023-86, Class SE
2.302% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	1,338,052	196,992
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	662,164	100,555
REMIC, Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	791,307	641,992
REMIC, Series 2021-188
2.50%, due 10/20/51 (d)	2,667,988	447,369
REMIC, Series 2022-1, Class CF
2.50% (SOFR 30A + 0.80%), due 1/20/52 (b)	1,144,231	938,470
REMIC, Series 2023-60, Class ES
2.504% (SOFR 30A + 11.20%), due 4/20/53 (b)	810,749	716,871
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (d)	1,596,940	267,283

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	$ 2,375,430	$ 391,163
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	1,052,858	180,394
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	293,244	44,366
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	1,005,476	175,918
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (d)	1,930,782	322,229
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (d)	6,708,533	1,201,182
REMIC, Series 2022-207
3.00%, due 8/20/51 (d)	1,618,505	263,513
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	361,279	320,609
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,056,465	937,096
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	374,604	332,064
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	387,766	344,447
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	979,581	868,281
REMIC, Series 2021-96, Class FG
3.50% (SOFR 30A + 0.30%), due 6/20/51 (b)	404,780	358,701
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	1,693,738	300,790
REMIC, Series 2025-2, Class Z
3.50%, due 1/20/55	1,684,175	1,272,562
REMIC, Series 2023-66, Class MP
3.604% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,038,115	951,508
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (d)	1,425,353	343,044
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	329,370	309,531
REMIC, Series 2024-164, Class PB
4.50%, due 1/20/54	786,440	772,039
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	289,444	289,221
REMIC, Series 2023-38, Class WT
6.517%, due 12/20/51 (k)	478,175	500,235
REMIC, Series 2023-59, Class YC
7.13%, due 9/20/51 (k)	1,192,262	1,305,128
REMIC, Series 2023-55, Class CG
7.658%, due 7/20/51 (k)	694,034	770,171

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-55, Class LB
7.803%, due 11/20/51 (k)	$ 644,956	$ 730,405
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
7.45% (SOFR 30A + 3.10%), due 5/25/55	700,000	701,750
Series 2019-01, Class B10
9.964% (SOFR 30A + 5.614%), due 10/25/49	1,690,000	1,715,143
Series 2020-01, Class CE
11.964% (SOFR 30A + 7.614%), due 3/25/50	1,350,000	1,398,239
		48,059,094
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.3%
1301 Trust
Series 2025-1301, Class D
1.00%, due 8/11/30 (k)	1,075,000	1,075,000
BANK
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	1,145,000	875,264
Series 2019-BN20, Class C
3.651%, due 9/15/62 (e)	285,000	222,961
Series 2019-BN19, Class C
4.026%, due 8/15/61 (e)	1,935,000	1,410,631
BBCMS Mortgage Trust
Series 2018-C2, Class D
3.00%, due 12/15/51 (a)	650,000	510,898
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.087%, due 10/10/51 (a)(e)	630,000	457,289
Series 2019-B11, Class A5
3.542%, due 5/15/52	625,000	594,110
Series 2019-B9, Class C
4.971%, due 3/15/52 (k)	1,105,000	962,870
BMO Mortgage Trust
Series 2024-C9, Class A5
5.759%, due 7/15/57	820,000	857,492
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.311% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	980,000	983,654
BX Trust
Series 2025-VLT7, Class E
8.05% (1 Month SOFR + 3.75%), due 7/15/44 (a)(b)	1,200,000	1,202,250
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(e)	1,000,000	771,063
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	1,150,000	959,414

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CFCRE Commercial Mortgage Trust (a)(e)
Series 2016-C3, Class D
3.052%, due 1/10/48	$ 730,000	$ 679,366
Series 2016-C4, Class D
4.842%, due 5/10/58	895,000	848,662
Commercial Mortgage Trust (a)
Series 2014-CR20, Class D
3.222%, due 11/10/47	1,255,000	945,115
Series 2016-DC2, Class D
3.93%, due 2/10/49 (e)	1,208,000	1,142,929
CSMC OA LLC
Series 2014-USA, Class E
4.373%, due 9/15/37 (a)	1,120,000	742,000
DBGS Mortgage Trust
Series 2018-5BP, Class A
5.234% (1 Month SOFR + 0.892%), due 6/15/33 (a)(b)	610,000	579,500
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.098%, due 5/10/44 (a)(e)	1,250,000	849,975
FHLMC (a)(b)
REMIC, Series 2025-MN10, Class M2
7.169% (SOFR 30A + 2.85%), due 2/25/45	1,345,000	1,331,545
REMIC, Series 2024-MN8, Class M2
8.60% (SOFR 30A + 4.25%), due 5/25/44	660,000	690,158
FHLMC MSCR Trust
REMIC, Series 2025-MN11, Class M2
6.988% (SOFR 30A + 2.65%), due 7/25/45 (a)(b)	1,215,000	1,214,272
GNMA (d)
REMIC, Series 2025-112
0.564%, due 3/16/66 (e)	6,632,363	335,368
REMIC, Series 2023-194, Class CI
0.817%, due 10/16/65 (e)	3,428,823	218,252
REMIC, Series 2020-177
0.82%, due 6/16/62 (e)	4,052,577	239,325
REMIC, Series 2023-159, Class CI
0.953%, due 7/16/65 (k)	4,475,825	322,048
REMIC, Series 2020-168, Class IA
0.98%, due 12/16/62 (e)	2,371,530	168,753
REMIC, Series 2021-47
0.992%, due 3/16/61 (e)	5,571,757	370,465
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (e)	2,002,724	140,516
REMIC, Series 2023-172
1.382%, due 2/16/66 (e)	3,057,998	283,456
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	1,550,000	1,123,735

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GS Mortgage Securities Trust
Series 2014-GC22, Class B
4.391%, due 6/10/47 (k)	$ 1,040,000	$ 901,805
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A
3.905%, due 5/5/30 (a)	766,391	707,954
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	240,000	179,881
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C
4.174%, due 10/15/50 (e)	655,000	585,543
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
3.984%, due 4/15/48 (a)(e)	1,590,000	993,814
NCMF Trust
Series 2025-MFS, Class D
6.618%, due 6/10/33 (a)(e)	1,465,000	1,477,758
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,845,000	1,940,756
SKY Trust
Series 2025-LINE, Class B
8.029% (1 Month SOFR + 3.687%), due 4/15/42 (a)(b)	790,816	790,810
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	590,000	467,413
Series 2018-C9, Class C
4.944%, due 3/15/51 (e)	710,000	478,692
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	200,169
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	1,590,000	1,404,130
Series 2019-C51, Class C
4.289%, due 6/15/52 (k)	775,000	641,251
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(e)	800,000	704,501
Series 2016-NXS5, Class D
4.953%, due 1/15/59 (e)	1,310,000	1,197,864
		35,780,677
Whole Loan (Collateralized Mortgage Obligations) 8.5%
Angel Oak Mortgage Trust
Series 2025-3, Class A1
5.42%, due 3/25/70 (a)(h)	732,593	729,525

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(h)	$ 501,374	$ 488,380
CIM Trust (a)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (d)(k)	28,548,212	364,681
Series 2025-NR1, Class A1
5.00%, due 6/25/64 (h)	669,958	654,548
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
6.05% (SOFR 30A + 1.70%), due 1/25/45	610,000	608,670
Series 2025-R02, Class 1B1
6.30% (SOFR 30A + 1.95%), due 2/25/45	550,000	553,544
Series 2024-R05, Class 2B1
6.35% (SOFR 30A + 2.00%), due 7/25/44	920,000	923,410
Series 2023-R07, Class 2M2
7.60% (SOFR 30A + 3.25%), due 9/25/43	600,000	624,916
Series 2021-R03, Class 1B2
9.85% (SOFR 30A + 5.50%), due 12/25/41	745,000	776,553
Series 2022-R01, Class 1B2
10.35% (SOFR 30A + 6.00%), due 12/25/41	1,075,000	1,127,739
Series 2020-SBT1, Class 1B1
11.214% (SOFR 30A + 6.864%), due 2/25/40	1,395,000	1,480,444
Series 2022-R02, Class 2B2
12.00% (SOFR 30A + 7.65%), due 1/25/42	1,015,000	1,087,085
Series 2019-HRP1, Class B1
13.714% (SOFR 30A + 9.364%), due 11/25/39	1,964,000	2,117,742
Series 2022-R03, Class 1B2
14.20% (SOFR 30A + 9.85%), due 3/25/42	615,000	684,758
FHLMC STACR REMIC Trust (a)(b)
Series 2025-DNA1, Class M2
5.70% (SOFR 30A + 1.35%), due 1/25/45	1,276,000	1,274,507
Series 2025-HQA1, Class M2
6.00% (SOFR 30A + 1.65%), due 2/25/45	735,000	737,903
Series 2024-HQA1, Class M2
6.35% (SOFR 30A + 2.00%), due 3/25/44	505,000	511,310
Series 2022-DNA2, Class B1
9.10% (SOFR 30A + 4.75%), due 2/25/42	605,000	634,921
Series 2020-HQA1, Class B2
9.564% (SOFR 30A + 5.214%), due 1/25/50	1,377,000	1,515,568
Series 2021-HQA3, Class B2
10.60% (SOFR 30A + 6.25%), due 9/25/41	1,270,000	1,323,659
Series 2021-HQA4, Class B2
11.35% (SOFR 30A + 7.00%), due 12/25/41	1,805,000	1,910,315
Series 2022-DNA1, Class B2
11.45% (SOFR 30A + 7.10%), due 1/25/42	1,705,000	1,815,165
Series 2021-DNA7, Class B2
12.15% (SOFR 30A + 7.80%), due 11/25/41	1,550,000	1,657,043

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.157%, due 8/25/48 (a)(k)	$ 937,312	$ 722,495
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR2, Class B2
11.864% (SOFR 30A + 7.514%), due 11/25/48	600,000	698,662
REMIC, Series 2019-FTR1, Class B2
12.814% (SOFR 30A + 8.464%), due 1/25/48	870,000	1,031,450
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ1, Class A4
2.50%, due 6/25/51 (a)(k)	817,023	654,914
J.P. Morgan Mortgage Trust (a)(e)
Series 2021-4, Class B1
2.879%, due 8/25/51	1,230,855	988,734
Series 2022-1, Class B3
3.085%, due 7/25/52	1,295,225	1,034,108
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
3.15% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,455,000	1,454,991
Mill City Mortgage Loan Trust (a)(k)
Series 2018-3, Class B2
3.25%, due 8/25/58	1,581,628	1,194,365
Series 2018-3, Class B4
3.654%, due 8/25/58	558,809	345,597
New Residential Mortgage Loan Trust
Series 2020-RPL1, Class B3
3.845%, due 11/25/59 (a)(k)	1,190,000	912,286
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(k)	1,136,423	915,430
STACR Trust
Series 2018-HRP1, Class B2
16.214% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,298,588	1,573,317
Towd Point Mortgage Trust (a)(k)
Series 2017-4, Class B5
3.658%, due 6/25/57	716,324	452,194
Series 2018-2, Class B5
3.736%, due 3/25/58	2,403,729	1,020,958
		36,601,887
Total Mortgage-Backed Securities (Cost $119,270,122)		120,441,658
U.S. Government & Federal Agencies 34.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.0%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	412,811	377,351

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, Other
4.00%, due 6/1/42	$ 733,696	$ 699,740
UMBS Pool, 30 Year
2.00%, due 9/1/51	2,013,492	1,581,267
4.00%, due 10/1/52	615,684	568,946
4.00%, due 3/1/53	1,662,605	1,537,860
5.00%, due 3/1/54	889,233	866,516
5.50%, due 7/1/53	2,042,178	2,036,145
5.50%, due 7/1/53	658,023	659,232
5.50%, due 11/1/54	1,350,200	1,349,408
5.50%, due 11/1/54	1,121,387	1,116,364
6.00%, due 10/1/53	348,791	356,347
6.00%, due 11/1/53	786,563	800,915
6.00%, due 4/1/55	882,271	894,755
		12,844,846
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.3%
FNMA, Other
4.00%, due 3/1/42	429,247	407,807
4.00%, due 1/1/43	767,871	731,418
4.38%, due 7/1/28	1,000,000	1,003,761
6.00%, due 4/1/37	2,816	2,898
UMBS, 30 Year
2.00%, due 10/1/50	1,876,291	1,474,891
2.00%, due 3/1/52	4,638,024	3,641,350
2.00%, due 3/1/52	226,901	177,744
2.50%, due 4/1/52	2,597,990	2,134,472
2.50%, due 5/1/52	2,392,577	1,965,711
3.00%, due 7/1/52	2,500,000	2,143,571
3.50%, due 12/1/44	548,776	508,589
3.50%, due 11/1/50	76,087	68,253
4.50%, due 1/1/54	909,477	863,712
5.00%, due 3/1/53	1,343,781	1,313,683
5.00%, due 5/1/53	1,108,028	1,082,428
5.50%, due 8/1/53	846,497	848,052
5.50%, due 5/1/54	662,531	659,615
5.50%, due 6/1/54	612,802	610,152
6.00%, due 8/1/53	682,084	697,838
6.00%, due 8/1/53	910,541	924,595
6.00%, due 9/1/53	469,177	479,710
6.00%, due 9/1/53	1,021,287	1,037,990
		22,778,240
Government National Mortgage Association (Mortgage Pass-Through Security) 0.1%
GNMA II, 30 Year
2.00%, due 6/20/51	802,772	628,311

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 3.0%
U.S. Treasury Bonds
4.75%, due 5/15/55	$ 2,025,000	$ 1,980,703
5.00%, due 5/15/45	10,795,000	10,953,552
		12,934,255
United States Treasury Notes 22.9%
U.S. Treasury Notes
3.875%, due 7/31/27	13,705,000	13,687,334
3.875%, due 7/15/28	5,215,000	5,213,370
3.875%, due 7/31/30	21,935,000	21,856,171
4.00%, due 7/31/32	43,610,000	43,235,227
4.25%, due 5/15/35	15,385,000	15,250,381
		99,242,483
Total U.S. Government & Federal Agencies (Cost $148,489,187)		148,428,135
Total Long-Term Bonds (Cost $431,166,588)		425,458,560

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	5
Total Common Stocks (Cost $0)		5
Short-Term Investments 1.3%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 4.215% (l)	3,237,596	3,237,596
Unaffiliated Investment Companies 0.6%
Allspring Government Money Market Fund, 4.299% (l)(m)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.342% (l)(m)	1,461,378	1,461,378
		2,461,378
Total Short-Term Investments (Cost $5,698,974)		5,698,974
Total Investments (Cost $436,865,562)	99.7%	431,157,539
Other Assets, Less Liabilities	0.3	1,241,761
Net Assets	100.0%	$ 432,399,300

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2025.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2025.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2025.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(i)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $2,387,027. The Fund received cash collateral with a value of $2,461,378.
(j)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(l)	Current yield as of July 31, 2025.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,532	$ 140,695	$ (139,989)	$ —	$ —	$ 3,238	$ 117	$ —	3,238
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	13	September 2025	$ 2,691,841	$ 2,690,797	$ (1,044)
U.S. Treasury 5 Year Notes	287	September 2025	31,039,194	31,045,328	6,134
U.S. Treasury 10 Year Ultra Bonds	10	September 2025	1,140,335	1,130,781	(9,554)
U.S. Treasury Long Bonds	111	September 2025	12,376,836	12,674,813	297,977
U.S. Treasury Ultra Bonds	164	September 2025	18,780,124	19,239,250	459,126
Total Long Contracts					752,639
Short Contracts
Canada 5 Year Bonds	(201)	September 2025	(16,526,614)	(16,421,189)	105,425

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 10 Year Notes	(31)	September 2025	$ (3,458,210)	$ (3,442,938)	$ 15,272
Total Short Contracts					120,697
Net Unrealized Appreciation					$ 873,336

1.	As of July 31, 2025, cash in the amount of $1,803,605 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 44,131,313	$ —	$ 44,131,313
Corporate Bonds	—	106,378,911	—	106,378,911
Foreign Government Bonds	—	4,304,642	—	4,304,642
Loan Assignments	—	1,773,901	—	1,773,901
Mortgage-Backed Securities	—	120,441,658	—	120,441,658
U.S. Government & Federal Agencies	—	148,428,135	—	148,428,135
Total Long-Term Bonds	—	425,458,560	—	425,458,560
Common Stocks	5	—	—	5
Short-Term Investments
Affiliated Investment Company	3,237,596	—	—	3,237,596
Unaffiliated Investment Companies	2,461,378	—	—	2,461,378
Total Short-Term Investments	5,698,974	—	—	5,698,974
Total Investments in Securities	5,698,979	425,458,560	—	431,157,539
Other Financial Instruments
Futures Contracts (b)	883,934	—	—	883,934
Total Investments in Securities and Other Financial Instruments	$ 6,582,913	$ 425,458,560	$ —	$ 432,041,473
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (10,598)	$ —	$ —	$ (10,598)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Utah Muni Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 100.7%
Long-Term Municipal Bonds 100.7%
Education 21.7%
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (a)	$ 2,500,000	$ 2,655,868
Grand County School District Local Building Authority, Revenue Bonds
Insured: AG
5.00%, due 12/15/34	1,665,000	1,675,177
Ogden City School District Municipal Building Authority, Revenue Bonds
5.00%, due 1/15/30	1,125,000	1,178,289
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/46	1,000,000	850,971
Series A, Insured: UT CSCE
5.00%, due 4/15/39	1,470,000	1,505,907
Utah Charter School Finance Authority, George Washington Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	1,500,000	1,500,589
Utah Charter School Finance Authority, Good Foundations Academy Charter School, Revenue Bonds (b)
Series A
5.55%, due 11/15/34	1,655,000	1,655,458
Series A
5.85%, due 11/15/44	3,280,000	3,185,524
Utah Charter School Finance Authority, Hawthorn Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/46	3,795,000	3,700,665
Utah Charter School Finance Authority, Karl G Maeser Preparatory Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	350,000	371,093
Insured: UT CSCE
5.00%, due 4/15/40	450,000	457,791
Insured: UT CSCE
5.125%, due 4/15/45	390,000	387,482
Utah Charter School Finance Authority, Lakeview Academy of Science Arts & Technology, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/35	1,300,000	1,301,908
Utah Charter School Finance Authority, Legacy Preparatory Academy, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/37	1,000,000	964,027
Insured: UT CSCE
5.00%, due 4/15/29	1,400,000	1,401,378
Utah Charter School Finance Authority, Monticello Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	1,000,000	1,000,690
Utah Charter School Finance Authority, Promontory School of Expeditionary Learning, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.60%, due 10/15/33	1,420,000	1,378,129

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Utah Charter School Finance Authority, Quest Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	$ 500,000	$ 501,974
Utah Charter School Finance Authority, Salt Lake Arts Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/40	1,000,000	779,905
Utah Charter School Finance Authority, Utah Charter Academies, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/25	500,000	501,716
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/29	855,000	855,662
Insured: UT CSCE
5.00%, due 10/15/34	1,095,000	1,095,349
Insured: UT CSCE
5.00%, due 10/15/38	1,095,000	1,095,052
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/35	1,080,000	1,052,720
Utah Charter School Finance Authority, Voyage Academy, Revenue Bonds (b)
5.00%, due 3/15/27	295,000	295,027
5.50%, due 3/15/37	2,350,000	2,284,922
5.60%, due 3/15/47	4,600,000	4,181,099
Utah State University, Revenue Bonds
Series B, Insured: BAM
3.00%, due 12/1/36	2,055,000	1,825,691
Weber State University, Student Facilities System, Revenue Bonds
Insured: AG
5.00%, due 4/1/29	750,000	803,771
		40,443,834
General 6.1%
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (b)	1,500,000	1,458,620
City of Eagle Mountain City, Assessment Area 2013-1, Special Assessment
5.25%, due 5/1/28	70,000	70,102
City of Mesquite, Special Improvement District Canyon Crest, Special Assessment
5.50%, due 8/1/25	5,000	5,000
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,158,360	731,214
County of Weber, Summit Mountain Assessment Area, Special Assessment
5.50%, due 1/15/28	900,000	901,931
5.75%, due 1/15/33	3,700,000	3,707,820
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (b)	1,500,000	1,522,384
Washington County Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/32	500,000	513,748
5.00%, due 10/1/37	500,000	513,748

	Principal Amount	Value
Long-Term Municipal Bonds
General
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	$ 2,000,000	$ 1,954,749
		11,379,316
General Obligation 4.1%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,112,857	1,315,253
County of Pennington, Limited General Obligation
Series A
5.00%, due 12/1/46	1,000,000	1,004,061
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/32	1,300,000	1,018,529
Logan City School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	1,385,000	1,385,550
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	979,198
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation
4.25%, due 6/1/41 (b)	2,205,000	1,870,777
		7,573,368
Hospital 2.8%
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series A
5.00%, due 5/15/43	1,690,000	1,703,986
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/35	1,500,000	1,605,038
Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds
Series B-2, Insured: AG
5.00%, due 8/15/55 (c)	1,750,000	1,873,214
		5,182,238
Housing 4.2%
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/48	1,060,000	1,089,435
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Insured: BAM
3.00%, due 6/1/36	1,375,000	1,223,370
Insured: AG
5.00%, due 6/1/30	1,800,000	1,802,970
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.221%, due 3/1/50 (c)	2,487,386	2,289,717

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/35 (b)	$ 1,335,000	$ 1,434,996
		7,840,488
Other Revenue 40.6%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,000,000	1,004,558
City of Dallas Housing Finance Corp., 8004 West Virginia Drive Owner LP, Revenue Bonds
Series A, Insured: FNMA
4.35%, due 10/1/41	3,825,000	3,692,890
City of Herriman City, Revenue Bonds
Series B
4.00%, due 8/1/30	2,135,000	2,137,237
Series B
5.00%, due 8/1/33	1,515,000	1,517,077
City of Mapleton City, Revenue Bonds
3.00%, due 6/15/36	1,255,000	1,094,017
City of West Valley City, Sales Tax, Revenue Bonds
(zero coupon), due 7/15/35	3,075,000	1,786,738
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electric Facilities Improvement Lease, Revenue Bonds
Series A
5.00%, due 6/1/31	1,000,000	1,005,560
County of Tooele, Sales Tax, Revenue Bonds
5.00%, due 9/1/41	750,000	768,918
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds
Series C
5.00%, due 7/15/35 (b)	1,000,000	1,002,279
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.00%, due 6/1/31	1,375,000	1,508,511
Series B, Insured: AG
5.00%, due 6/1/34	1,000,000	1,102,069
Series B, Insured: AG
5.00%, due 6/1/38	500,000	540,450
Series B, Insured: AG
5.25%, due 6/1/42	1,000,000	1,054,670
Series B, Insured: AG
5.25%, due 6/1/43	1,000,000	1,047,763
Duchesne County School District, Revenue Bonds
4.00%, due 6/1/38	750,000	724,621
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	293,501	282,247
King County Housing Authority, Revenue Bonds
5.375%, due 7/1/45	1,000,000	1,006,850
Lehi Local Building Authority, Revenue Bonds
5.00%, due 6/15/30	500,000	545,558

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Northview Project, Revenue Bonds
Series B
3.60%, due 2/1/45 (c)	$ 1,375,000	$ 1,398,001
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	750,000	710,302
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (c)	2,000,000	2,086,121
Ogden City Municipal Building Authority, Revenue Bonds
Series A
5.00%, due 1/15/43	1,000,000	1,027,212
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds
Series A-1
5.875%, due 3/1/45	1,000,000	1,001,289
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	995,000	1,106,950
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	2,000,000	2,223,995
Southeast Alaska Power Agency, Revenue Bonds
5.25%, due 6/1/30	1,170,000	1,172,153
Tennergy Corp., Revenue Bonds
Series A
4.00%, due 12/1/51 (c)	1,370,000	1,377,624
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A-1
5.00%, due 5/1/53 (c)	1,750,000	1,803,575
Tennessee Housing Development Agency, Revenue Bonds
Series 2-B
3.95%, due 1/1/38	1,300,000	1,243,955
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3-C
3.50%, due 1/1/56 (c)	910,000	910,215
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	1,200,000	1,277,501
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (c)	4,000,000	4,212,552
Utah Associated Municipal Power Systems, Veyo Heat Recovery Project, Revenue Bonds
5.00%, due 3/1/30	795,000	796,129
5.00%, due 3/1/32	905,000	906,270
5.00%, due 3/1/34	745,000	745,960
Utah Housing Corp., Revenue Bonds
Series D-2, Insured: FHA
4.00%, due 1/1/36	480,000	478,376
Series C, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	2,000,000	1,886,702

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Utah Housing Corp., Revenue Bonds
Series B-1, Class I
4.60%, due 7/1/34	$ 455,000	$ 455,240
Series B-1, Class II
4.625%, due 7/1/32	15,000	15,006
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	905,000	976,569
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,455,000	3,852,457
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	2,015,000	2,252,239
Series E, Insured: GNMA / FNMA / FHLMC
6.75%, due 7/1/55	1,545,000	1,765,902
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/30	1,000,000	1,004,589
4.00%, due 10/15/34	1,380,000	1,349,457
5.25%, due 10/15/36	535,000	571,200
5.25%, due 10/15/39	555,000	576,685
5.50%, due 10/15/44	750,000	767,875
5.50%, due 10/15/48	750,000	757,354
Utah Infrastructure Agency, Cedar Hills Project, Revenue Bonds
4.00%, due 10/15/32	1,115,000	1,134,553
4.25%, due 10/15/42	1,125,000	1,057,490
Utah Infrastructure Agency, City of Layton Service Contract, Revenue Bonds
5.00%, due 10/15/30	500,000	529,676
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/36	1,000,000	953,835
4.00%, due 10/15/42	1,000,000	858,995
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,000,000	992,123
3.00%, due 5/15/29	1,000,000	999,981
Utah Transit Authority, Revenue Bonds
(zero coupon), due 12/15/32	3,000,000	2,224,925
5.00%, due 12/15/42	2,000,000	2,108,594
Series C, Insured: AG
5.25%, due 6/15/32	195,000	216,412
West Jordan Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/34	1,000,000	1,018,901
West Valley City Municipal Building Authority, Revenue Bonds
Insured: AG
5.00%, due 2/1/34	1,000,000	1,025,571
		75,652,524
Transportation 11.4%
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (a)
Series A
5.50%, due 8/1/42	1,200,000	1,230,135

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (a)
Series A
5.50%, due 8/1/43	$ 550,000	$ 561,644
City of Houston, Airport System, Revenue Bonds
Series A
5.25%, due 7/1/39 (a)(d)	1,350,000	1,416,372
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (a)	1,000,000	1,033,088
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/46	2,000,000	1,953,220
Series A
5.25%, due 7/1/38	1,500,000	1,573,138
City of Salt Lake City, International Airport, Revenue Bonds
Series A
5.25%, due 7/1/41 (a)	2,000,000	2,065,471
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AG
4.00%, due 10/1/41 (a)	1,000,000	940,870
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.25%, due 10/1/44 (a)	2,000,000	2,046,938
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (a)
Series A
5.00%, due 10/1/31	1,000,000	1,087,632
Series A
5.25%, due 10/1/42	1,850,000	1,921,726
Port of Seattle, Revenue Bonds
Series B
5.50%, due 8/1/47 (a)	2,000,000	2,040,944
Reno-Tahoe Airport Authority, Tahoe International Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/34	1,200,000	1,275,434
Series A
5.25%, due 7/1/49	2,075,000	2,071,728
		21,218,340
Utilities 4.7%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,500,000	1,298,421
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/35	1,185,000	1,256,783
Series A
5.00%, due 7/1/37	1,000,000	1,050,449

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/42	$ 1,770,000	$ 1,794,926
Series A
5.00%, due 7/1/42	110,000	111,513
Series A
5.25%, due 7/1/43	1,740,000	1,781,907
Series A
5.25%, due 7/1/45	1,535,000	1,556,115
		8,850,114
Water & Sewer 5.1%
Central Valley Water Reclamation Facility, Sustainable Bond, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 3/1/32	1,215,000	1,189,291
Series B, Insured: AG-CR
3.00%, due 3/1/33	1,025,000	982,785
City of Fairview, Water & Sewer, Revenue Bonds
4.00%, due 6/15/46	725,000	558,528
City of Knoxville, Water System, Revenue Bonds
Series EE
2.00%, due 3/1/29	1,555,000	1,494,590
City of Salt Lake City, Public Utilities, Revenue Bonds
4.00%, due 2/1/37	500,000	506,365
5.00%, due 2/1/35	1,000,000	1,008,132
5.00%, due 2/1/44	2,215,000	2,310,686
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds
Insured: AG
5.00%, due 10/1/31	500,000	500,936
San Jacinto River Authority, Woodlands Waste Disposal System Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/30	1,000,000	1,001,321
		9,552,634
Total Municipal Bonds (Cost $189,768,176)		187,692,856

	Shares	Value
Short-Term Investment 2.1%
Unaffiliated Investment Company 2.1%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (e)	3,854,167	$ 3,854,167
Total Short-Term Investment (Cost $3,854,167)		3,854,167
Total Investments (Cost $193,622,343)	102.8%	191,547,023
Other Assets, Less Liabilities	(2.8)	(5,137,767)
Net Assets	100.0%	$ 186,409,256

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(d)	Delayed delivery security.
(e)	Current yield as of July 31, 2025.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(45)	September 2025	$ (5,056,928)	$ (5,088,516)	$ (31,588)
U.S. Treasury Long Bonds	(30)	September 2025	(3,384,740)	(3,425,625)	(40,885)
Net Unrealized Depreciation					$ (72,473)

1.	As of July 31, 2025, cash in the amount of $225,750 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
AG—Assured Guaranty
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
PSF-GTD—Permanent School Fund Guaranteed
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 187,692,856	$ —	$ 187,692,856
Short-Term Investment
Unaffiliated Investment Company	3,854,167	—	—	3,854,167
Total Investments in Securities	$ 3,854,167	$ 187,692,856	$ —	$ 191,547,023
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (72,473)	$ —	$ —	$ (72,473)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Moderate Allocation Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.5%
Equity Funds 58.0%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,667,144	$ 19,654,460
NYLI Candriam International Equity ETF (a)	606,126	19,605,873
NYLI Candriam U.S. Large Cap Equity ETF (a)	786,360	39,206,573
NYLI Candriam U.S. Mid Cap Equity ETF (a)	728,242	23,935,130
NYLI Epoch Capital Growth Fund Class I	172,205	2,718,525
NYLI Epoch International Choice Fund Class I (a)	488,193	21,489,423
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,486,357	33,414,189
NYLI Fiera SMID Growth Fund Class R6 (a)	1,416,367	23,759,692
NYLI FTSE International Equity Currency Neutral ETF	528,678	15,569,567
NYLI MacKay Convertible Fund Class I	780,421	15,645,871
NYLI PineStone International Equity Fund Class R6	951,038	15,962,689
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,805,040	35,844,312
NYLI Winslow Large Cap Growth ETF (a)	764,441	40,230,772
NYLI WMC Enduring Capital Fund Class R6 (a)	788,834	31,301,015
NYLI WMC Growth Fund Class R6 (a)	737,407	41,855,940
NYLI WMC International Research Equity Fund Class I (a)	2,357,684	21,453,508
NYLI WMC Small Companies Fund Class I (a)	680,218	17,654,783
NYLI WMC Value Fund Class R6 (a)	943,395	31,506,176
Total Equity Funds (Cost $332,250,715)		450,808,498
Fixed Income Funds 31.5%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	1,984,639	15,665,348
NYLI Floating Rate Fund Class R6 (a)	2,205,950	19,433,321
NYLI MacKay Core Plus Bond ETF (a)	2,377,304	50,150,179
NYLI MacKay High Income ETF (a)	339,729	8,956,955
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,718,136	8,929,325
NYLI MacKay Securitized Income ETF (a)	1,506,337	38,915,011
NYLI MacKay Short Duration High Income Fund Class I	571,838	5,436,462
NYLI MacKay Total Return Bond Fund Class R6 (a)	5,500,399	50,304,997
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	5,151,601	39,192,348
NYLI Short Term Bond Fund Class I (a)	849,784	7,755,893
Total Fixed Income Funds (Cost $243,687,921)		244,739,839
Total Affiliated Investment Companies (Cost $575,938,636)		695,548,337
Short-Term Investment 10.2%
Affiliated Investment Company 10.2%
NYLI U.S. Government Liquidity Fund, 4.215% (a)(b)	78,926,158	78,926,158
Total Short-Term Investment (Cost $78,926,158)	10.2%	78,926,158
Total Investments (Cost $654,864,794)	99.7%	774,474,495
Other Assets, Less Liabilities	0.3	2,577,724
Net Assets	100.0%	$ 777,052,219

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 3,174	$ —	$ (3,099)	$ 572	$ (647)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Debt Fund Class I	—	17,000	(1,486)	(7)	158	15,665	438	—	1,985
NYLI Candriam Emerging Markets Equity Fund Class R6	19,847	948	(3,287)	283	1,863	19,654	138	—	1,667
NYLI Candriam International Equity ETF	19,670	1,915	(3,838)	106	1,753	19,606	450	—	606
NYLI Candriam U.S. Large Cap Equity ETF	39,203	1,030	(3,345)	328	1,991	39,207	332	—	786
NYLI Candriam U.S. Mid Cap Equity ETF	24,692	2,584	(3,658)	166	151	23,935	223	—	728
NYLI CBRE NextGen Real Estate ETF	3,126	—	(3,085)	236	(277)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	2,811	127	(275)	16	40	2,719	17	111	172
NYLI Epoch International Choice Fund Class I	20,169	2,801	(3,400)	13	1,906	21,489	332	—	488
NYLI Epoch U.S. Equity Yield Fund Class R6	34,543	3,859	(3,540)	(177)	(1,271)	33,414	669	2,530	1,486
NYLI Fiera SMID Growth Fund Class R6	25,172	4,498	(5,742)	133	(301)	23,760	—	671	1,416
NYLI Floating Rate Fund Class R6	20,491	1,541	(2,428)	(76)	(95)	19,433	1,074	—	2,206
NYLI FTSE International Equity Currency Neutral ETF	15,934	635	(2,545)	532	1,014	15,570	378	8	529
NYLI MacKay Convertible Fund Class I	16,205	792	(1,869)	45	473	15,646	499	293	780
NYLI MacKay Core Plus Bond ETF (a)	52,436	2,655	(4,761)	(281)	101	50,150	2,057	—	2,377
NYLI MacKay High Income ETF (b)	9,371	341	(616)	(12)	(127)	8,957	498	125	340
NYLI MacKay High Yield Corporate Bond Fund Class R6	9,387	573	(1,019)	(1)	(11)	8,929	431	—	1,718
NYLI MacKay Securitized Income ETF	40,573	2,189	(3,822)	(11)	(14)	38,915	1,684	86	1,506
NYLI MacKay Short Duration High Income Fund Class I	22,080	615	(17,287)	(89)	117	5,436	516	—	572
NYLI MacKay Total Return Bond Fund Class R6	52,374	3,842	(5,928)	(887)	904	50,305	1,999	—	5,500
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	40,659	2,967	(4,654)	(31)	251	39,192	1,362	—	5,152
NYLI PineStone International Equity Fund Class R6	16,850	3,571	(4,316)	80	(222)	15,963	124	—	951
NYLI PineStone U.S. Equity Fund Class R6	36,453	1,458	(3,236)	(95)	1,264	35,844	213	363	1,805
NYLI Short Term Bond Fund Class I	8,151	596	(1,002)	(2)	13	7,756	266	—	850
NYLI U.S. Government Liquidity Fund	82,483	109,124	(112,681)	—	—	78,926	2,395	—	78,926
NYLI Winslow Large Cap Growth ETF	20,711	14,454	—	—	5,066	40,231	—	338	764
NYLI Winslow Large Cap Growth Fund Class R6	20,897	2,878	(22,751)	10,011	(11,035)	—	—	2,878	—
NYLI WMC Enduring Capital Fund Class R6	32,215	2,203	(3,728)	85	526	31,301	183	—	789
NYLI WMC Growth Fund Class R6	40,362	3,285	(6,836)	438	4,607	41,856	—	1,546	737
NYLI WMC International Research Equity Fund Class I	21,512	1,137	(4,120)	213	2,712	21,454	389	—	2,358
NYLI WMC Small Companies Fund Class I	19,209	4,649	(7,024)	590	231	17,655	68	—	680
NYLI WMC Value Fund Class R6	32,325	1,908	(2,292)	(63)	(372)	31,506	514	1,075	943
	$803,085	$196,175	$(247,670)	$12,115	$10,769	$774,474	$17,249	$10,024

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(b)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	33,971	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.47%	12/1/25	Daily	13,149	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.00%	12/1/25	Daily	(15,493)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	15,418	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF minus 0.13% - plus 0.13%	6/18/26	Daily	(5,834)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(35,235)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(7,291)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	6,874	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	38,427	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of July 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	3,249	426,051	—	1.25
Advanced Micro Devices Inc.	4,448	583,193	—	1.72
Alphabet Inc.	3,825	501,564	—	1.48
Amazon.com Inc.	3,716	487,193	—	1.43
Amdocs Ltd.	3,254	426,609	—	1.26
American Tower Corp.	3,276	429,549	—	1.26
Amphenol Corp.	3,770	494,339	—	1.46
Applied Materials Inc.	3,430	449,799	—	1.32
AppLovin Corp.	3,835	502,781	—	1.48
Arista Networks Inc.	4,236	555,421	—	1.64
Astera Labs Inc.	5,337	699,745	—	2.06
Autodesk Inc.	3,401	445,963	—	1.31
Automatic Data Processing Inc.	3,478	455,999	—	1.34
Best Buy Co Inc.	3,320	435,374	—	1.28
Booking Holdings Inc.	3,323	435,721	—	1.28
CCC Intelligent Solutions Holdings Inc.	3,614	473,820	—	1.39
Ciena Corp.	4,019	527,005	—	1.55
Cognex Corp.	4,449	583,318	—	1.72
Cognizant Technology Solutions Corp.	3,183	417,419	—	1.23
Coherent Corp.	4,242	556,169	—	1.64
Comcast Corp.	3,222	422,503	—	1.24
Corning Inc.	4,200	550,639	—	1.62
Corteva Inc.	3,360	440,595	—	1.30
Crown Castle Inc.	3,558	466,487	—	1.37
Dell Technologies Inc.	3,790	496,911	—	1.46
Docusign Inc.	3,404	446,362	—	1.31
DoorDash Inc.	3,512	460,470	—	1.36
Eaton Corp Plc	3,758	492,744	—	1.45
eBay Inc.	4,250	557,202	—	1.64
EPAM Systems Inc.	3,118	408,819	—	1.20
ExlService Holdings Inc.	3,428	449,487	—	1.32
Expedia Group Inc.	3,690	483,857	—	1.42
Fidelity National Information Services Inc.	3,382	443,489	—	1.31
Fiserv Inc.	2,814	368,935	—	1.09
GoDaddy Inc.	3,117	408,669	—	1.20
Hims & Hers Health Inc.	4,678	613,324	—	1.81
HP Inc.	3,515	460,897	—	1.36
Informatica Inc.	3,525	462,146	—	1.36

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Maplebear Inc.	3,704	485,658	—	1.43
Mastercard Inc.	3,518	461,216	—	1.36
Match Group Inc.	3,768	494,042	—	1.45
McKesson Corp.	3,286	430,824	—	1.27
Micron Technology Inc.	3,092	405,429	—	1.19
MKS Instruments Inc.	3,368	441,613	—	1.30
Monolithic Power Systems Inc.	3,388	444,216	—	1.31
Moody's Corp.	3,596	471,447	—	1.39
MSCI Inc.	3,395	445,209	—	1.31
Nasdaq Inc.	3,749	491,529	—	1.45
NetApp Inc.	3,397	445,410	—	1.31
Northrop Grumman Corp.	4,007	525,362	—	1.55
nVent Electric Plc	3,774	494,813	—	1.46
NVIDIA Corp.	3,965	519,920	—	1.53
PayPal Holdings Inc.	3,221	422,400	—	1.24
Pegasystems Inc.	3,796	497,748	—	1.47
Pinterest Inc.	3,752	492,019	—	1.45
PTC Inc.	4,346	569,907	—	1.68
Q2 Holdings, Inc.	3,027	396,899	—	1.17
QUALCOMM Inc.	3,224	422,713	—	1.24
Reddit Inc.	3,732	489,376	—	1.44
S&P Global Inc.	3,643	477,694	—	1.41
Salesforce Inc.	3,314	434,478	—	1.28
SBA Communications Corp.	3,327	436,173	—	1.28
Seagate Technology Holdings Plc	3,790	496,988	—	1.46
SS&C Technologies Holdings Inc.	3,593	471,121	—	1.39
Uber Technologies Inc.	3,289	431,275	—	1.27
Upstart Holdings Inc.	4,448	583,284	—	1.72
Vertiv Holdings Co.	3,996	523,924	—	1.54
Visa Inc.	3,403	446,219	—	1.31
Western Digital Corp.	4,331	567,821	—	1.67
Zebra Technologies Corp.	3,800	498,251	—	1.47
Zoom Communications Inc.	3,320	435,286	—	1.28

1.	As of July 31, 2025, cash in the amount $2,400,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 450,808,498	$ —	$ —	$ 450,808,498
Fixed Income Funds	244,739,839	—	—	244,739,839
Total Affiliated Investment Companies	695,548,337	—	—	695,548,337
Short-Term Investment
Affiliated Investment Company	78,926,158	—	—	78,926,158
Total Investments in Securities	$ 774,474,495	$ —	$ —	$ 774,474,495

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI WMC Growth Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Aerospace & Defense 1.9%
GE Aerospace	72,635	$ 19,689,896
Automobiles 1.9%
Tesla, Inc. (a)	64,544	19,896,979
Broadline Retail 6.3%
Amazon.com, Inc. (a)	275,041	64,389,848
Capital Markets 7.9%
Ares Management Corp.	59,240	10,990,797
Goldman Sachs Group, Inc. (The)	11,384	8,237,348
KKR & Co., Inc.	122,898	18,014,389
MSCI, Inc.	7,114	3,993,515
Nasdaq, Inc.	120,076	11,553,713
S&P Global, Inc.	32,787	18,068,916
Tradeweb Markets, Inc., Class A	75,885	10,513,867
		81,372,545
Commercial Services & Supplies 0.5%
Waste Connections, Inc.	25,285	4,719,951
Communications Equipment 1.4%
Arista Networks, Inc. (a)	120,878	14,894,587
Consumer Finance 1.0%
American Express Co.	34,617	10,361,214
Electrical Equipment 1.4%
GE Vernova, Inc.	21,302	14,065,498
Entertainment 4.3%
Netflix, Inc. (a)	24,591	28,510,806
Spotify Technology SA (a)	24,706	15,479,297
		43,990,103
Financial Services 5.0%
Corpay, Inc. (a)	8,018	2,590,215
Mastercard, Inc., Class A	67,570	38,276,378
Visa, Inc., Class A	32,135	11,101,678
		51,968,271
Ground Transportation 1.0%
Uber Technologies, Inc. (a)	115,404	10,126,701
Health Care Equipment & Supplies 2.3%
Boston Scientific Corp. (a)	85,828	9,005,074

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	11,364	$ 5,467,107
Stryker Corp.	24,516	9,628,168
		24,100,349
Health Care REITs 1.8%
Welltower, Inc.	109,680	18,104,878
Hotels, Restaurants & Leisure 2.9%
Chipotle Mexican Grill, Inc. (a)	227,212	9,742,850
DraftKings, Inc., Class A (a)	227,231	10,234,484
Hilton Worldwide Holdings, Inc.	36,309	9,733,717
		29,711,051
Interactive Media & Services 10.3%
Alphabet, Inc., Class C	274,443	52,929,076
Meta Platforms, Inc., Class A	68,570	53,034,781
		105,963,857
IT Services 1.9%
Gartner, Inc. (a)	23,350	7,907,478
Shopify, Inc., Class A (a)	94,435	11,540,901
		19,448,379
Pharmaceuticals 2.6%
Eli Lilly & Co.	35,584	26,334,651
Professional Services 1.0%
TransUnion	105,989	10,089,093
Semiconductors & Semiconductor Equipment 22.0%
Analog Devices, Inc.	43,097	9,680,879
ARM Holdings plc, ADR (a)	21,542	3,045,500
ASML Holding NV (Registered)	13,576	9,431,383
Broadcom, Inc.	187,788	55,153,336
KLA Corp.	12,155	10,684,610
Monolithic Power Systems, Inc.	9,584	6,816,524
NVIDIA Corp.	680,913	121,113,995
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	42,247	10,207,720
		226,133,947
Software 15.5%
Figma, Inc., Class A (a)	2,700	311,850
HubSpot, Inc. (a)	21,856	11,357,471
Intuit, Inc.	17,040	13,378,615
Microsoft Corp.	184,064	98,198,144
Salesforce, Inc.	40,822	10,545,547
ServiceNow, Inc. (a)	14,159	13,353,636

	Shares	Value
Common Stocks
Software
Synopsys, Inc. (a)	19,073	$ 12,082,173
		159,227,436
Specialty Retail 1.6%
O'Reilly Automotive, Inc. (a)	64,504	6,342,033
TJX Cos., Inc. (The)	83,933	10,452,177
		16,794,210
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	229,196	47,574,214
Total Common Stocks (Cost $518,762,733)		1,018,957,658
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	11,152,441	11,152,441
Total Short-Term Investment (Cost $11,152,441)		11,152,441
Total Investments (Cost $529,915,174)	100.2%	1,030,110,099
Other Assets, Less Liabilities	(0.2)	(1,700,848)
Net Assets	100.0%	$ 1,028,409,251

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 25,349	$ 191,491	$ (205,688)	$ —	$ —	$ 11,152	$ 598	$ —	11,152
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,018,957,658	$ —	$ —	$ 1,018,957,658
Short-Term Investment
Affiliated Investment Company	11,152,441	—	—	11,152,441
Total Investments in Securities	$ 1,030,110,099	$ —	$ —	$ 1,030,110,099

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI WMC International Research Equity Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.5%
Australia 4.0%
ANZ Group Holdings Ltd. (Banks)	79,981	$ 1,567,892
Challenger Ltd. (Financial Services)	134,899	714,018
Commonwealth Bank of Australia (Banks)	8,158	926,733
Evolution Mining Ltd. (Metals & Mining)	191,859	872,191
Glencore plc (Metals & Mining)	306,960	1,231,602
Macquarie Group Ltd. (Capital Markets)	7,894	1,089,439
Orora Ltd. (Containers & Packaging)	128,612	170,798
Stockland (Diversified REITs)	462,713	1,639,672
		8,212,345
Austria 1.4%
BAWAG Group AG (Banks) (a)	12,956	1,630,040
Erste Group Bank AG (Banks)	14,506	1,326,389
		2,956,429
Belgium 1.9%
Anheuser-Busch InBev SA/NV (Beverages)	17,930	1,037,535
KBC Group NV (Banks)	19,352	2,026,513
UCB SA (Pharmaceuticals)	4,182	892,634
		3,956,682
Brazil 2.8%
B3 SA - Brasil Bolsa Balcao (Capital Markets)	206,719	464,417
Banco Santander Brasil SA (Banks)	265,154	1,251,533
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	60,162	1,163,691
MercadoLibre, Inc. (Broadline Retail) (b)	758	1,799,408
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)	54,900	350,898
Rumo SA (Ground Transportation)	254,029	750,353
		5,780,300
Canada 2.7%
Barrick Mining Corp. (Metals & Mining)	18,761	396,044
Constellation Software, Inc. (Software)	335	1,155,740
iA Financial Corp., Inc. (Insurance)	3,551	347,591
Intact Financial Corp. (Insurance)	2,864	591,982
Kinross Gold Corp. (Metals & Mining)	22,103	353,654
Methanex Corp. (Chemicals)	8,910	297,857
Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	26,514	985,473
Shopify, Inc., Class A (IT Services) (b)	11,522	1,408,402
		5,536,743
Chile 0.7%
Antofagasta plc (Metals & Mining)	30,621	756,620
Lundin Mining Corp. (Metals & Mining)	68,124	695,694
		1,452,314
China 7.9%
Airtac International Group (Machinery)	25,000	712,463
Alibaba Group Holding Ltd. (Broadline Retail)	166,542	2,456,639

	Shares	Value
Common Stocks
China
BOC Aviation Ltd. (Trading Companies & Distributors) (a)	65,862	$ 600,495
BYD Co. Ltd., Class H (Automobiles)	9,737	143,238
China Merchants Bank Co. Ltd., Class H (Banks)	226,522	1,472,247
China Pacific Insurance Group Co. Ltd., Class H (Insurance)	98,420	397,108
ENN Energy Holdings Ltd. (Gas Utilities)	107,959	881,144
Haitian International Holdings Ltd. (Machinery)	66,000	177,535
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Pharmaceuticals) (b)	42,400	424,642
KE Holdings, Inc., ADR (Real Estate Management & Development)	82,730	1,523,887
Minth Group Ltd. (Automobile Components)	216,934	717,484
People's Insurance Co. Group of China Ltd. (The), Class H (Insurance)	460,000	354,162
Pony AI, Inc., ADR (Software) (b)(c)	16,208	217,836
Tencent Holdings Ltd. (Interactive Media & Services)	83,427	5,848,266
Zhongsheng Group Holdings Ltd. (Specialty Retail)	245,500	414,372
		16,341,518
Denmark 0.6%
AP Moller - Maersk A/S, Class B (Marine Transportation)	290	572,009
Novo Nordisk A/S, Class B (Pharmaceuticals)	13,169	607,858
		1,179,867
Finland 0.6%
Sampo OYJ, Class A (Insurance)	116,229	1,246,003
France 9.7%
Accor SA (Hotels, Restaurants & Leisure)	18,539	942,179
Airbus SE (Aerospace & Defense)	6,063	1,214,063
Arkema SA (Chemicals)	4,464	304,301
Capgemini SE (IT Services)	2,045	304,653
Cie de Saint-Gobain SA (Building Products)	11,164	1,273,378
Danone SA (Food Products)	9,891	811,336
Engie SA (Multi-Utilities)	81,667	1,834,895
Hermes International SCA (Textiles, Apparel & Luxury Goods)	484	1,182,429
JCDecaux SE (Media)	35,069	575,962
Kering SA (Textiles, Apparel & Luxury Goods)	1,003	246,956
Klepierre SA (Retail REITs)	61,753	2,354,749
Legrand SA (Electrical Equipment)	7,387	1,094,739
Pernod Ricard SA (Beverages)	8,168	839,844
Renault SA (Automobiles)	15,668	570,992
Rexel SA (Trading Companies & Distributors)	27,061	815,029
Societe Generale SA (Banks)	32,267	2,054,325
TotalEnergies SE (Oil, Gas & Consumable Fuels)	41,141	2,444,648
Valeo SE (Automobile Components)	26,914	293,987
Vinci SA (Construction & Engineering)	7,121	986,251
		20,144,716
Germany 5.6%
adidas AG (Textiles, Apparel & Luxury Goods)	8,334	1,597,682
Allianz SE (Registered) (Insurance)	982	388,917

	Shares	Value
Common Stocks
Germany
Bayerische Motoren Werke AG (Automobiles)	1,524	$ 145,947
Brenntag SE (Trading Companies & Distributors)	6,623	411,850
Commerzbank AG (Banks)	21,148	772,928
Continental AG (Automobile Components)	6,292	540,048
Daimler Truck Holding AG (Machinery)	14,584	712,476
Deutsche Post AG (Air Freight & Logistics)	9,930	446,717
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	46,863	1,679,646
E.ON SE (Multi-Utilities)	110,372	2,010,477
Siemens AG (Registered) (Industrial Conglomerates)	5,758	1,476,595
Talanx AG (Insurance)	10,023	1,332,817
		11,516,100
Hong Kong 1.3%
AIA Group Ltd. (Insurance)	146,177	1,367,702
Prudential plc (Insurance)	103,516	1,310,201
		2,677,903
Hungary 0.6%
OTP Bank Nyrt. (Banks)	15,246	1,236,277
India 2.4%
Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	23,443	364,332
Axis Bank Ltd. (Banks)	101,763	1,237,372
Havells India Ltd. (Electrical Equipment)	21,320	364,321
HDFC Bank Ltd., ADR (Banks)	20,913	1,605,491
Larsen & Toubro Ltd. (Construction & Engineering)	12,159	502,251
Mahindra & Mahindra Ltd. (Automobiles)	6,587	239,412
SBI Life Insurance Co. Ltd. (Insurance) (a)	27,681	578,302
		4,891,481
Indonesia 0.5%
Bank Central Asia Tbk. PT (Banks)	1,542,071	769,213
United Tractors Tbk. PT (Oil, Gas & Consumable Fuels)	128,700	187,156
		956,369
Ireland 0.3%
AIB Group plc (Banks)	88,168	692,872
Israel 0.8%
Bank Leumi Le-Israel BM (Banks)	57,072	1,055,546
Wix.com Ltd. (IT Services) (b)	3,951	537,454
		1,593,000
Italy 1.7%
Coca-Cola HBC AG (Beverages)	8,718	453,491
DiaSorin SpA (Health Care Equipment & Supplies)	883	86,107
Eurogroup Laminations SpA (Electrical Equipment) (c)	52,963	215,732
FinecoBank Banca Fineco SpA (Banks)	68,115	1,452,017

	Shares	Value
Common Stocks
Italy
UniCredit SpA (Banks)	17,531	$ 1,289,765
		3,497,112
Japan 13.5%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	23,604	1,581,782
Asahi Group Holdings Ltd. (Beverages)	39,213	496,751
Asics Corp. (Textiles, Apparel & Luxury Goods)	18,500	431,313
Chiba Bank Ltd. (The) (Banks) (c)	57,402	535,240
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	16,400	799,189
Concordia Financial Group Ltd. (Banks)	77,449	513,193
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	35,179	862,235
Denso Corp. (Automobile Components)	8,470	114,580
eGuarantee, Inc. (Financial Services)	21,100	208,793
FANUC Corp. (Machinery)	31,652	886,764
Hitachi Ltd. (Industrial Conglomerates)	82,041	2,520,404
Honda Motor Co. Ltd. (Automobiles) (c)	62,390	644,144
Isuzu Motors Ltd. (Automobiles)	49,823	638,818
Koito Manufacturing Co. Ltd. (Automobile Components)	32,050	408,685
Marubeni Corp. (Trading Companies & Distributors)	59,100	1,208,825
MISUMI Group, Inc. (Machinery)	35,200	507,265
Mitsubishi Electric Corp. (Electrical Equipment)	21,470	471,474
Mitsubishi Heavy Industries Ltd. (Machinery)	7,844	186,784
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	181,512	1,627,625
Mizuho Financial Group, Inc. (Banks)	53,432	1,567,389
MS&AD Insurance Group Holdings, Inc. (Insurance)	22,296	474,958
Nomura Holdings, Inc. (Capital Markets)	85,859	565,528
Osaka Gas Co. Ltd. (Gas Utilities)	43,027	1,083,074
Otsuka Holdings Co. Ltd. (Pharmaceuticals)	26,130	1,258,531
Pan Pacific International Holdings Corp. (Broadline Retail)	13,984	468,499
Recruit Holdings Co. Ltd. (Professional Services)	12,296	729,527
SoftBank Group Corp. (Wireless Telecommunication Services)	17,600	1,361,375
Sompo Holdings, Inc. (Insurance)	13,255	388,454
Sony Group Corp. (Household Durables)	152,410	3,688,429
Sumitomo Rubber Industries Ltd. (Automobile Components)	23,450	267,071
Terumo Corp. (Health Care Equipment & Supplies)	32,145	543,493
Toray Industries, Inc. (Chemicals)	97,299	664,651
Toyota Tsusho Corp. (Trading Companies & Distributors)	16,400	374,047
		28,078,890
Luxembourg 0.1%
CVC Capital Partners plc (Capital Markets) (a)	7,000	134,083
Mexico 0.1%
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation Infrastructure)	5,380	163,080
Netherlands 3.3%
Adyen NV (Financial Services) (a)(b)	422	722,731
Akzo Nobel NV (Chemicals)	4,415	275,918

	Shares	Value
Common Stocks
Netherlands
Argenx SE (Biotechnology) (b)	2,403	$ 1,607,383
Argenx SE, ADR (Biotechnology) (b)	410	274,835
ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,339	2,316,952
Heineken NV (Beverages)	4,859	381,983
IMCD NV (Trading Companies & Distributors)	3,314	362,579
Koninklijke KPN NV (Diversified Telecommunication Services)	180,550	807,034
		6,749,415
Nigeria 0.5%
Airtel Africa plc (Wireless Telecommunication Services) (a)	420,069	1,130,746
Portugal 0.9%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	77,351	1,884,938
Republic of Korea 3.1%
Doosan Enerbility Co. Ltd. (Electrical Equipment) (b)	2,227	104,950
Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	836	597,577
HD Hyundai Heavy Industries Co. Ltd. (Machinery)	971	341,647
KT Corp. (Diversified Telecommunication Services)	27,001	1,073,078
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	37,867	1,935,843
Shinhan Financial Group Co. Ltd. (Banks)	27,402	1,336,969
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	4,958	961,490
		6,351,554
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (b)(d)(e)	11,171	27,760
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (d)(e)	80,528	—
		27,760
Singapore 1.8%
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	517,967	1,544,372
United Overseas Bank Ltd. (Banks)	82,093	2,262,138
		3,806,510
South Africa 1.2%
Anglo American plc (Metals & Mining)	48,698	1,376,555
Discovery Ltd. (Insurance)	24,305	286,989
Harmony Gold Mining Co. Ltd. (Metals & Mining)	47,072	631,216
Sibanye Stillwater Ltd., ADR (Metals & Mining) (b)	27,427	229,290
		2,524,050
Spain 0.9%
Banco Santander SA (Banks)	116,018	996,823
Industria de Diseno Textil SA (Specialty Retail)	19,312	923,264
		1,920,087
Sweden 0.9%
Atlas Copco AB, Class A (Machinery)	61,987	939,288

	Shares	Value
Common Stocks
Sweden
Sandvik AB (Machinery)	42,543	$ 1,036,231
		1,975,519
Switzerland 2.2%
Baloise Holding AG (Registered) (Insurance)	2,567	612,994
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	8,420	1,370,208
DSM-Firmenich AG (Chemicals)	2,317	222,957
Galderma Group AG (Pharmaceuticals)	7,452	1,157,186
Tecan Group AG (Registered) (Life Sciences Tools & Services)	1,854	367,493
UBS Group AG (Registered) (Capital Markets)	22,278	827,859
		4,558,697
Taiwan 5.5%
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	106,554	1,529,143
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	257,893	9,961,943
		11,491,086
Thailand 0.0% ‡
PTT Global Chemical PCL (Chemicals)	45,700	32,705
United Arab Emirates 0.2%
Aldar Properties PJSC (Real Estate Management & Development)	179,592	462,797
United Kingdom 12.1%
Allfunds Group plc (Capital Markets)	92,890	643,302
Anglogold Ashanti plc (Metals & Mining)	15,008	694,120
AstraZeneca plc (Pharmaceuticals)	14,772	2,154,531
BAE Systems plc (Aerospace & Defense)	50,993	1,213,737
Beazley plc (Insurance)	85,260	1,004,566
British American Tobacco plc (Tobacco)	50,199	2,687,164
BT Group plc (Diversified Telecommunication Services)	535,635	1,462,170
Coca-Cola Europacific Partners plc (Beverages)	5,958	585,265
Croda International plc (Chemicals)	5,090	175,203
easyJet plc (Passenger Airlines)	121,339	789,647
HSBC Holdings plc (Banks)	199,144	2,420,210
ICG plc (Capital Markets)	18,863	540,316
Imperial Brands plc (Tobacco)	35,112	1,368,789
Inchcape plc (Distributors)	60,608	560,757
London Stock Exchange Group plc (Capital Markets)	6,053	738,330
National Grid plc (Multi-Utilities)	56,559	794,527
Next plc (Broadline Retail)	5,048	819,343
Reckitt Benckiser Group plc (Household Products)	13,450	1,004,958
Rolls-Royce Holdings plc (Aerospace & Defense)	76,763	1,082,770
Sage Group plc (The) (Software)	13,306	213,693
Tesco plc (Consumer Staples Distribution & Retail)	408,288	2,291,844
Trainline plc (Hotels, Restaurants & Leisure) (a)(b)	88,093	317,823
Unilever plc (Personal Care Products)	17,493	1,017,432

	Shares	Value
Common Stocks
United Kingdom
Wise plc, Class A (Financial Services) (b)	39,680	$ 530,595
		25,111,092
United States 5.4%
CyberArk Software Ltd. (Software) (b)	1,154	474,836
Experian plc (Professional Services)	10,460	551,285
GSK plc (Pharmaceuticals)	75,498	1,390,491
Haleon plc (Pharmaceuticals)	115,061	541,915
Novartis AG (Registered) (Pharmaceuticals)	10,437	1,181,429
QIAGEN NV (Life Sciences Tools & Services)	20,381	1,019,970
Roche Holding AG (Pharmaceuticals)	5,041	1,581,733
Shell plc (Oil, Gas & Consumable Fuels)	121,587	4,362,822
		11,104,481
Zambia 0.3%
First Quantum Minerals Ltd. (Metals & Mining) (b)	36,858	619,531
Total Common Stocks (Cost $185,014,396)		201,995,052
Exchange-Traded Fund 1.4%
United States 1.4%
iShares MSCI ACWI ex U.S. ETF	47,999	2,892,420
Total Exchange-Traded Fund (Cost $2,953,419)		2,892,420

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (b)(d)(e)	442	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 1.5%
Affiliated Investment Company 1.5%
United States 1.5%
NYLI U.S. Government Liquidity Fund, 4.215% (f)	3,020,431	3,020,431

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Invesco Government & Agency Portfolio, 4.342% (f)(g)	37,884	$ 37,884
Total Short-Term Investments (Cost $3,058,315)		3,058,315
Total Investments (Cost $191,026,130)	100.4%	207,945,787
Other Assets, Less Liabilities	(0.4)	(732,382)
Net Assets	100.0%	$ 207,213,405

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $1,319,106; the total market value of collateral held by the Fund was $1,500,885. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,463,001. The Fund received cash collateral with a value of $37,884.
(d)	Illiquid security—As of July 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $27,760, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of July 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 46,959	$ (43,939)	$ —	$ —	$ 3,020	$ 26	$ —	3,020
Abbreviation(s):
ACWI—All Country World Index
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 8,212,345	$ —	$ 8,212,345
Austria	—	2,956,429	—	2,956,429
Belgium	—	3,956,682	—	3,956,682
Chile	695,694	756,620	—	1,452,314
China	1,741,723	14,599,795	—	16,341,518
Denmark	—	1,179,867	—	1,179,867
Finland	—	1,246,003	—	1,246,003
France	—	20,144,716	—	20,144,716
Germany	—	11,516,100	—	11,516,100
Hong Kong	—	2,677,903	—	2,677,903
Hungary	—	1,236,277	—	1,236,277
India	1,605,491	3,285,990	—	4,891,481
Indonesia	—	956,369	—	956,369
Ireland	—	692,872	—	692,872
Israel	537,454	1,055,546	—	1,593,000
Italy	—	3,497,112	—	3,497,112
Japan	—	28,078,890	—	28,078,890
Luxembourg	—	134,083	—	134,083
Netherlands	274,835	6,474,580	—	6,749,415
Nigeria	—	1,130,746	—	1,130,746
Portugal	—	1,884,938	—	1,884,938
Republic of Korea	—	6,351,554	—	6,351,554
Singapore	—	3,806,510	—	3,806,510
South Africa	229,290	2,294,760	—	2,524,050
Spain	—	1,920,087	—	1,920,087
Sweden	—	1,975,519	—	1,975,519
Switzerland	—	4,558,697	—	4,558,697
Taiwan	—	11,491,086	—	11,491,086
Thailand	—	32,705	—	32,705
United Arab Emirates	—	462,797	—	462,797
United Kingdom	694,120	24,416,972	—	25,111,092
United States	474,836	10,629,645	—	11,104,481
All Other Countries	12,099,654	—	27,760	12,127,414
Total Common Stocks	18,353,097	183,614,195	27,760	201,995,052
Warrants	—	—	—	—
Exchange-Traded Fund	2,892,420	—	—	2,892,420
Short-Term Investments
Affiliated Investment Company	3,020,431	—	—	3,020,431
Unaffiliated Investment Company	37,884	—	—	37,884
Total Short-Term Investments	3,058,315	—	—	3,058,315
Total Investments in Securities	$ 24,303,832	$ 183,614,195	$ 27,760	$ 207,945,787

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI S&P 500 Index Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 2.2%
Axon Enterprise, Inc. (a)	2,313	$ 1,747,449
Boeing Co. (The) (a)	23,582	5,231,431
GE Aerospace	33,352	9,041,060
General Dynamics Corp.	7,879	2,455,175
Howmet Aerospace, Inc.	12,625	2,269,596
Huntington Ingalls Industries, Inc.	1,227	342,161
L3Harris Technologies, Inc.	5,847	1,606,873
Lockheed Martin Corp.	6,522	2,745,632
Northrop Grumman Corp.	4,231	2,439,637
RTX Corp.	41,783	6,583,747
Textron, Inc.	5,642	438,778
TransDigm Group, Inc.	1,757	2,826,064
		37,727,603
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	3,713	428,183
Expeditors International of Washington, Inc.	4,283	497,856
FedEx Corp.	6,894	1,540,740
United Parcel Service, Inc., Class B	22,948	1,977,200
		4,443,979
Automobile Components 0.0% ‡
Aptiv plc (a)	6,810	467,438
Automobiles 1.8%
Ford Motor Co.	122,153	1,352,234
General Motors Co.	30,069	1,603,880
Tesla, Inc. (a)	87,641	27,017,091
		29,973,205
Banks 3.5%
Bank of America Corp.	204,940	9,687,514
Citigroup, Inc.	58,414	5,473,392
Citizens Financial Group, Inc.	13,563	647,226
Fifth Third Bancorp	20,876	867,815
Huntington Bancshares, Inc.	45,563	748,600
JPMorgan Chase & Co.	86,918	25,748,588
KeyCorp	30,849	552,814
M&T Bank Corp.	5,020	947,274
PNC Financial Services Group, Inc. (The)	12,372	2,354,021
Regions Financial Corp.	28,091	711,545
Truist Financial Corp.	40,956	1,790,187
U.S. Bancorp	48,728	2,190,811
Wells Fargo & Co.	101,776	8,206,199
		59,925,986
Beverages 1.1%
Brown-Forman Corp., Class B	5,696	164,329

	Shares	Value
Common Stocks
Beverages
Coca-Cola Co. (The)	121,149	$ 8,224,806
Constellation Brands, Inc., Class A	4,787	799,620
Keurig Dr Pepper, Inc.	42,478	1,386,907
Molson Coors Beverage Co., Class B	5,358	261,042
Monster Beverage Corp. (a)	21,961	1,290,209
PepsiCo, Inc.	42,881	5,914,147
		18,041,060
Biotechnology 1.6%
AbbVie, Inc.	55,245	10,442,410
Amgen, Inc.	16,817	4,962,697
Biogen, Inc. (a)	4,583	586,624
Gilead Sciences, Inc.	38,904	4,368,530
Incyte Corp. (a)	5,025	376,322
Moderna, Inc. (a)	10,644	314,637
Regeneron Pharmaceuticals, Inc.	3,248	1,771,654
Vertex Pharmaceuticals, Inc. (a)	8,031	3,669,123
		26,491,997
Broadline Retail 4.1%
Amazon.com, Inc. (a)	295,492	69,177,632
eBay, Inc.	14,418	1,322,852
		70,500,484
Building Products 0.5%
A O Smith Corp.	3,635	257,322
Allegion plc	2,686	445,661
Builders FirstSource, Inc. (a)	3,456	439,361
Carrier Global Corp.	24,936	1,711,108
Johnson Controls International plc	20,581	2,161,005
Lennox International, Inc.	999	608,391
Masco Corp.	6,597	449,454
Trane Technologies plc	6,975	3,055,608
		9,127,910
Capital Markets 3.4%
Ameriprise Financial, Inc.	2,978	1,543,170
Bank of New York Mellon Corp. (The)	22,376	2,270,045
BlackRock, Inc.	4,555	5,037,876
Blackstone, Inc.	22,820	3,946,947
Cboe Global Markets, Inc.	3,275	789,406
Charles Schwab Corp. (The)	53,417	5,220,443
CME Group, Inc.	11,270	3,136,216
Coinbase Global, Inc., Class A (a)	6,612	2,497,749
FactSet Research Systems, Inc.	1,187	478,242
Franklin Resources, Inc.	9,697	232,728
Goldman Sachs Group, Inc. (The)	9,597	6,944,293
Intercontinental Exchange, Inc.	17,940	3,315,850
Invesco Ltd.	13,998	294,098

	Shares	Value
Common Stocks
Capital Markets
KKR & Co., Inc.	21,170	$ 3,103,099
MarketAxess Holdings, Inc.	1,173	241,052
Moody's Corp.	4,839	2,495,617
Morgan Stanley	38,635	5,503,942
MSCI, Inc.	2,420	1,358,491
Nasdaq, Inc.	12,928	1,243,932
Northern Trust Corp.	6,084	790,920
Raymond James Financial, Inc.	5,679	949,131
S&P Global, Inc.	9,817	5,410,149
State Street Corp.	8,915	996,251
T. Rowe Price Group, Inc.	6,890	698,991
		58,498,638
Chemicals 1.1%
Air Products and Chemicals, Inc.	6,960	2,003,645
Albemarle Corp.	3,680	249,688
CF Industries Holdings, Inc.	5,067	470,369
Corteva, Inc.	21,335	1,538,893
Dow, Inc.	22,107	514,872
DuPont de Nemours, Inc.	13,089	941,099
Eastman Chemical Co.	3,611	262,195
Ecolab, Inc.	7,892	2,065,810
International Flavors & Fragrances, Inc.	8,000	568,240
Linde plc	14,722	6,775,948
LyondellBasell Industries NV, Class A	8,042	465,873
Mosaic Co. (The)	9,922	357,291
PPG Industries, Inc.	7,100	749,050
Sherwin-Williams Co. (The)	7,211	2,385,976
		19,348,949
Commercial Services & Supplies 0.5%
Cintas Corp.	10,734	2,388,852
Copart, Inc. (a)	27,496	1,246,394
Republic Services, Inc.	6,353	1,465,319
Rollins, Inc.	8,791	503,461
Veralto Corp.	7,752	812,642
Waste Management, Inc.	11,453	2,624,569
		9,041,237
Communications Equipment 0.9%
Arista Networks, Inc. (a)	32,209	3,968,793
Cisco Systems, Inc.	124,423	8,470,718
F5, Inc. (a)	1,796	562,902
Motorola Solutions, Inc.	5,220	2,291,476
		15,293,889
Construction & Engineering 0.1%
Quanta Services, Inc.	4,635	1,882,413

	Shares	Value
Common Stocks
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,885	$ 1,083,649
Vulcan Materials Co.	4,132	1,134,936
		2,218,585
Consumer Finance 0.6%
American Express Co.	17,310	5,181,056
Capital One Financial Corp.	20,005	4,301,075
Synchrony Financial	11,905	829,421
		10,311,552
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	13,876	13,038,445
Dollar General Corp.	6,879	721,607
Dollar Tree, Inc. (a)	6,178	701,512
Kroger Co. (The)	19,159	1,343,046
Sysco Corp.	15,161	1,206,816
Target Corp.	14,210	1,428,105
Walgreens Boots Alliance, Inc.	22,447	261,283
Walmart, Inc.	135,125	13,239,547
		31,940,361
Containers & Packaging 0.2%
Amcor plc	71,665	670,068
Avery Dennison Corp.	2,445	410,198
Ball Corp.	8,676	496,788
International Paper Co.	16,510	771,677
Packaging Corp. of America	2,794	541,337
Smurfit WestRock plc	15,510	688,334
		3,578,402
Distributors 0.1%
Genuine Parts Co.	4,341	559,468
LKQ Corp.	8,074	237,941
Pool Corp.	1,176	362,373
		1,159,782
Diversified Telecommunication Services 0.7%
AT&T, Inc.	225,046	6,168,511
Verizon Communications, Inc.	131,857	5,638,205
		11,806,716
Electric Utilities 1.5%
Alliant Energy Corp.	8,034	522,290
American Electric Power Co., Inc.	16,707	1,890,230
Constellation Energy Corp.	9,802	3,409,528
Duke Energy Corp.	24,309	2,956,947
Edison International	12,034	627,212
Entergy Corp.	13,959	1,262,312
Evergy, Inc.	7,196	509,477

	Shares	Value
Common Stocks
Electric Utilities
Eversource Energy	11,490	$ 759,489
Exelon Corp.	31,574	1,418,936
FirstEnergy Corp.	16,065	686,136
NextEra Energy, Inc.	64,385	4,575,198
NRG Energy, Inc.	6,115	1,022,428
PG&E Corp.	68,734	963,651
Pinnacle West Capital Corp.	3,734	338,375
PPL Corp.	23,121	825,188
Southern Co. (The)	34,373	3,247,561
Xcel Energy, Inc.	18,038	1,324,711
		26,339,669
Electrical Equipment 1.0%
AMETEK, Inc.	7,221	1,334,802
Eaton Corp. plc	12,238	4,708,203
Emerson Electric Co.	17,592	2,559,812
GE Vernova, Inc.	8,536	5,636,235
Generac Holdings, Inc. (a)	1,842	358,619
Hubbell, Inc.	1,669	730,154
Rockwell Automation, Inc.	3,525	1,239,778
		16,567,603
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	37,831	4,029,380
CDW Corp.	4,118	718,097
Corning, Inc.	24,108	1,524,590
Jabil, Inc.	3,357	749,182
Keysight Technologies, Inc. (a)	5,405	885,933
TE Connectivity plc	9,275	1,908,331
Teledyne Technologies, Inc. (a)	1,466	807,795
Trimble, Inc. (a)	7,462	625,987
Zebra Technologies Corp., Class A (a)	1,588	538,364
		11,787,659
Energy Equipment & Services 0.2%
Baker Hughes Co.	30,986	1,395,919
Halliburton Co.	26,888	602,291
Schlumberger NV	46,971	1,587,620
		3,585,830
Entertainment 1.6%
Electronic Arts, Inc.	7,137	1,088,321
Live Nation Entertainment, Inc. (a)	4,929	728,013
Netflix, Inc. (a)	13,310	15,431,614
Take-Two Interactive Software, Inc. (a)	5,299	1,180,246
TKO Group Holdings, Inc.	2,096	352,149
Walt Disney Co. (The)	56,225	6,696,960
Warner Bros Discovery, Inc. (a)	70,414	927,353
		26,404,656

	Shares	Value
Common Stocks
Financial Services 4.2%
Apollo Global Management, Inc.	14,120	$ 2,051,918
Berkshire Hathaway, Inc., Class B (a)	57,351	27,062,790
Block, Inc. (a)	16,853	1,302,063
Corpay, Inc. (a)	2,205	712,325
Fidelity National Information Services, Inc.	16,432	1,304,865
Fiserv, Inc. (a)	17,340	2,409,220
Global Payments, Inc.	7,627	609,779
Jack Henry & Associates, Inc.	2,277	386,669
Mastercard, Inc., Class A	25,369	14,370,777
PayPal Holdings, Inc. (a)	30,416	2,091,404
Visa, Inc., Class A	53,512	18,486,791
		70,788,601
Food Products 0.5%
Archer-Daniels-Midland Co.	15,026	814,109
Bunge Global SA	4,204	335,311
Campbell's Co. (The)	6,155	196,468
Conagra Brands, Inc.	14,930	272,622
General Mills, Inc.	17,126	838,831
Hershey Co. (The)	4,628	861,410
Hormel Foods Corp.	9,115	256,040
J M Smucker Co. (The)	3,328	357,227
Kellanova	8,409	671,290
Kraft Heinz Co. (The)	27,022	742,024
Lamb Weston Holdings, Inc.	4,408	251,565
McCormick & Co., Inc. (Non-Voting)	7,903	558,189
Mondelez International, Inc., Class A	40,496	2,619,686
Tyson Foods, Inc., Class A	8,952	468,190
		9,242,962
Gas Utilities 0.0% ‡
Atmos Energy Corp.	4,968	774,611
Ground Transportation 0.9%
CSX Corp.	58,752	2,088,046
JB Hunt Transport Services, Inc.	2,455	353,643
Norfolk Southern Corp.	7,051	1,960,178
Old Dominion Freight Line, Inc.	5,816	868,038
Uber Technologies, Inc. (a)	65,402	5,739,026
Union Pacific Corp.	18,686	4,147,731
		15,156,662
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	54,414	6,866,503
Align Technology, Inc. (a)	2,131	274,920
Baxter International, Inc.	16,050	349,248
Becton Dickinson & Co.	8,964	1,597,833
Boston Scientific Corp. (a)	46,270	4,854,648

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Cooper Cos., Inc. (The) (a)	6,255	$ 442,166
DexCom, Inc. (a)	12,263	990,483
Edwards Lifesciences Corp. (a)	18,346	1,455,021
GE HealthCare Technologies, Inc.	14,321	1,021,374
Hologic, Inc. (a)	6,970	465,735
IDEXX Laboratories, Inc. (a)	2,515	1,343,790
Insulet Corp. (a)	2,201	634,768
Intuitive Surgical, Inc. (a)	11,210	5,393,019
Medtronic plc	40,112	3,619,707
ResMed, Inc.	4,586	1,247,117
Solventum Corp. (a)	4,329	308,917
STERIS plc	3,073	696,004
Stryker Corp.	10,757	4,224,597
Zimmer Biomet Holdings, Inc.	6,188	567,130
		36,352,980
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	7,465	1,158,717
Cencora, Inc.	5,395	1,543,402
Centene Corp. (a)	15,563	405,727
Cigna Group (The)	8,355	2,233,960
CVS Health Corp.	39,564	2,456,924
DaVita, Inc. (a)	1,299	182,341
Elevance Health, Inc.	7,066	2,000,243
HCA Healthcare, Inc.	5,417	1,917,564
Henry Schein, Inc. (a)	3,807	257,544
Humana, Inc.	3,775	943,259
Labcorp Holdings, Inc.	2,618	680,889
McKesson Corp.	3,913	2,713,822
Molina Healthcare, Inc. (a)	1,695	267,590
Quest Diagnostics, Inc.	3,491	584,428
UnitedHealth Group, Inc.	28,371	7,080,267
Universal Health Services, Inc., Class B	1,789	297,779
		24,724,456
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	4,815	368,011
Healthpeak Properties, Inc.	21,728	368,072
Ventas, Inc.	14,115	948,246
Welltower, Inc.	19,430	3,207,310
		4,891,639
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	21,696	341,061
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A (a)	13,499	1,787,403
Booking Holdings, Inc.	1,018	5,603,133

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc. (a)	6,504	$ 173,527
Carnival Corp. (a)	32,838	977,587
Chipotle Mexican Grill, Inc. (a)	42,139	1,806,920
Darden Restaurants, Inc.	3,660	738,112
Domino's Pizza, Inc.	1,071	496,098
DoorDash, Inc., Class A (a)	10,723	2,683,431
Expedia Group, Inc.	3,803	685,377
Hilton Worldwide Holdings, Inc.	7,435	1,993,175
Las Vegas Sands Corp.	10,620	556,488
Marriott International, Inc., Class A	7,110	1,875,831
McDonald's Corp.	22,363	6,710,465
MGM Resorts International (a)	6,469	235,795
Norwegian Cruise Line Holdings Ltd. (a)	13,974	357,175
Royal Caribbean Cruises Ltd.	7,814	2,483,836
Starbucks Corp.	35,541	3,168,836
Wynn Resorts Ltd.	2,752	300,051
Yum! Brands, Inc.	8,693	1,253,096
		33,886,336
Household Durables 0.3%
DR Horton, Inc.	8,647	1,235,137
Garmin Ltd.	4,817	1,053,767
Lennar Corp., Class A	7,262	814,651
Mohawk Industries, Inc. (a)	1,619	185,392
NVR, Inc. (a)	91	687,004
PulteGroup, Inc.	6,268	707,782
		4,683,733
Household Products 0.9%
Church & Dwight Co., Inc.	7,702	722,217
Clorox Co. (The)	3,855	484,034
Colgate-Palmolive Co.	25,346	2,125,262
Kimberly-Clark Corp.	10,378	1,293,306
Procter & Gamble Co. (The)	73,327	11,033,514
		15,658,333
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	22,265	292,785
Vistra Corp.	10,613	2,213,235
		2,506,020
Industrial Conglomerates 0.4%
3M Co.	16,832	2,511,671
Honeywell International, Inc.	20,100	4,469,235
		6,980,906
Industrial REITs 0.2%
Prologis, Inc.	29,021	3,098,862

	Shares	Value
Common Stocks
Insurance 1.9%
Aflac, Inc.	15,218	$ 1,512,060
Allstate Corp. (The)	8,282	1,683,317
American International Group, Inc.	18,025	1,399,281
Aon plc, Class A	6,754	2,402,465
Arch Capital Group Ltd.	11,673	1,004,578
Arthur J. Gallagher & Co.	8,010	2,300,873
Assurant, Inc.	1,585	296,871
Brown & Brown, Inc.	8,765	800,858
Chubb Ltd.	11,656	3,100,962
Cincinnati Financial Corp.	4,888	721,029
Erie Indemnity Co., Class A	780	277,867
Everest Group Ltd.	1,328	445,942
Globe Life, Inc.	2,582	362,694
Hanover Insurance Group, Inc. (The)	8,885	1,105,205
Loews Corp.	5,443	492,809
Marsh & McLennan Cos., Inc.	15,410	3,069,672
MetLife, Inc.	17,636	1,339,454
Principal Financial Group, Inc.	6,451	502,081
Progressive Corp. (The)	18,334	4,437,561
Prudential Financial, Inc.	11,072	1,146,838
Travelers Cos., Inc. (The)	7,086	1,844,061
W R Berkley Corp.	9,373	644,956
Willis Towers Watson plc	3,101	979,327
		31,870,761
Interactive Media & Services 6.8%
Alphabet, Inc.
Class A	182,014	34,928,486
Class C	146,830	28,317,634

Match Group, Inc.	7,670	262,851
Meta Platforms, Inc., Class A	67,900	52,516,576
		116,025,547
IT Services 1.0%
Accenture plc, Class A	19,579	5,229,551
Akamai Technologies, Inc. (a)	4,573	348,966
Cognizant Technology Solutions Corp., Class A	15,417	1,106,324
EPAM Systems, Inc. (a)	1,772	279,462
Gartner, Inc. (a)	2,407	815,130
GoDaddy, Inc., Class A (a)	4,456	720,000
International Business Machines Corp.	29,067	7,358,311
VeriSign, Inc.	2,526	679,166
		16,536,910
Leisure Products 0.0% ‡
Hasbro, Inc.	4,120	309,659

	Shares	Value
Common Stocks
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	8,917	$ 1,023,761
Bio-Techne Corp.	4,903	268,341
Charles River Laboratories International, Inc. (a)	1,536	260,567
Danaher Corp.	19,921	3,927,624
IQVIA Holdings, Inc. (a)	5,140	955,321
Mettler-Toledo International, Inc. (a)	650	801,892
Revvity, Inc.	3,686	324,000
Thermo Fisher Scientific, Inc.	11,806	5,521,430
Waters Corp. (a)	1,861	537,382
West Pharmaceutical Services, Inc.	2,247	537,617
		14,157,935
Machinery 1.6%
Caterpillar, Inc.	14,709	6,442,836
Cummins, Inc.	4,308	1,583,707
Deere & Co.	7,894	4,139,377
Dover Corp.	4,288	776,728
Fortive Corp.	10,630	509,496
IDEX Corp.	2,363	386,374
Illinois Tool Works, Inc.	8,339	2,134,534
Ingersoll Rand, Inc.	12,619	1,067,946
Nordson Corp.	1,691	362,229
Otis Worldwide Corp.	12,344	1,057,757
PACCAR, Inc.	16,418	1,621,442
Parker-Hannifin Corp.	3,996	2,924,672
Pentair plc	5,146	525,921
Snap-on, Inc.	1,635	525,146
Stanley Black & Decker, Inc.	4,839	327,358
Westinghouse Air Brake Technologies Corp.	5,352	1,027,852
Xylem, Inc.	7,611	1,100,703
		26,514,078
Media 0.5%
Charter Communications, Inc., Class A (a)	2,985	804,040
Comcast Corp., Class A	116,478	3,870,564
Fox Corp.
Class A	6,694	373,257
Class B	4,126	211,004

Interpublic Group of Cos., Inc. (The)	11,564	284,474
News Corp.
Class A	11,797	345,888
Class B	3,486	116,502

Omnicom Group, Inc.	6,102	439,649
Paramount Global, Class B	18,821	236,580
Trade Desk, Inc. (The), Class A (a)	14,060	1,222,658
		7,904,616
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	44,918	1,807,501

	Shares	Value
Common Stocks
Metals & Mining
Newmont Corp.	34,810	$ 2,161,701
Nucor Corp.	7,217	1,032,536
Steel Dynamics, Inc.	4,318	550,804
		5,552,542
Multi-Utilities 0.6%
Ameren Corp.	8,453	854,852
CenterPoint Energy, Inc.	20,414	792,471
CMS Energy Corp.	9,355	690,399
Consolidated Edison, Inc.	11,268	1,166,238
Dominion Energy, Inc.	26,671	1,558,920
DTE Energy Co.	6,490	898,281
NiSource, Inc.	14,721	624,906
Public Service Enterprise Group, Inc.	15,606	1,401,263
Sempra	20,397	1,666,027
WEC Energy Group, Inc.	9,981	1,088,728
		10,742,085
Office REITs 0.0% ‡
BXP, Inc.	4,556	298,099
Oil, Gas & Consumable Fuels 2.7%
APA Corp. (b)	11,286	217,707
Chevron Corp.	59,683	9,050,330
ConocoPhillips	39,482	3,764,214
Coterra Energy, Inc.	23,871	582,214
Devon Energy Corp.	20,082	667,124
Diamondback Energy, Inc.	5,848	869,364
EOG Resources, Inc.	17,070	2,048,741
EQT Corp.	18,722	1,006,307
Expand Energy Corp.	6,773	709,675
Exxon Mobil Corp.	134,797	15,048,737
Kinder Morgan, Inc.	60,461	1,696,536
Marathon Petroleum Corp.	9,608	1,635,185
Occidental Petroleum Corp.	22,161	973,754
ONEOK, Inc.	19,536	1,604,101
Phillips 66	12,743	1,574,780
Targa Resources Corp.	6,785	1,129,092
Texas Pacific Land Corp.	590	571,197
Valero Energy Corp.	9,796	1,345,089
Williams Cos., Inc. (The)	38,188	2,289,371
		46,783,518
Passenger Airlines 0.2%
Delta Air Lines, Inc.	20,421	1,086,601
Southwest Airlines Co.	17,823	551,265
United Airlines Holdings, Inc. (a)	10,215	902,087
		2,539,953

	Shares	Value
Common Stocks
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	7,325	$ 683,716
Kenvue, Inc.	60,046	1,287,386
		1,971,102
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	63,648	2,756,595
Eli Lilly & Co.	24,602	18,207,202
Johnson & Johnson	75,251	12,396,850
Merck & Co., Inc.	78,534	6,135,076
Pfizer, Inc.	177,813	4,141,265
Viatris, Inc.	36,707	320,819
Zoetis, Inc.	13,924	2,029,980
		45,987,787
Professional Services 0.6%
Automatic Data Processing, Inc.	12,695	3,929,103
Broadridge Financial Solutions, Inc.	3,674	909,352
Dayforce, Inc. (a)	5,000	288,350
Equifax, Inc.	3,884	933,053
Jacobs Solutions, Inc.	3,758	533,147
Leidos Holdings, Inc.	4,026	642,751
Paychex, Inc.	10,026	1,447,053
Paycom Software, Inc.	1,524	352,867
Verisk Analytics, Inc.	4,375	1,219,356
		10,255,032
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A (a)	9,184	1,430,316
CoStar Group, Inc. (a)	13,195	1,256,032
		2,686,348
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,447	828,387
Camden Property Trust	3,341	364,837
Equity Residential	10,695	675,924
Essex Property Trust, Inc.	2,014	524,003
Invitation Homes, Inc.	17,828	546,428
Mid-America Apartment Communities, Inc.	3,661	521,436
UDR, Inc.	9,429	370,466
		3,831,481
Retail REITs 0.2%
Federal Realty Investment Trust	2,428	223,764
Kimco Realty Corp.	21,158	449,184
Realty Income Corp.	28,244	1,585,336
Regency Centers Corp.	5,110	364,854
Simon Property Group, Inc.	9,596	1,571,729
		4,194,867

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 13.3%
Advanced Micro Devices, Inc. (a)	50,710	$ 8,940,680
Analog Devices, Inc.	15,512	3,484,461
Applied Materials, Inc.	25,409	4,575,145
Broadcom, Inc.	147,048	43,187,998
Enphase Energy, Inc. (a)	4,094	132,482
First Solar, Inc. (a)	3,354	586,044
Intel Corp.	136,424	2,701,195
KLA Corp.	4,136	3,635,668
Lam Research Corp.	40,005	3,794,074
Microchip Technology, Inc.	16,821	1,136,931
Micron Technology, Inc.	34,953	3,814,771
Monolithic Power Systems, Inc.	1,497	1,064,726
NVIDIA Corp.	762,692	135,660,026
NXP Semiconductors NV	7,901	1,688,997
ON Semiconductor Corp. (a)	13,070	736,625
QUALCOMM, Inc.	34,315	5,036,069
Skyworks Solutions, Inc.	4,695	321,795
Teradyne, Inc.	5,017	538,976
Texas Instruments, Inc.	28,413	5,144,458
		226,181,121
Software 11.7%
Adobe, Inc. (a)	13,330	4,768,008
Autodesk, Inc. (a)	6,691	2,028,109
Cadence Design Systems, Inc. (a)	8,540	3,113,428
Crowdstrike Holdings, Inc., Class A (a)	7,790	3,541,100
Datadog, Inc., Class A (a)	9,992	1,398,680
Fair Isaac Corp. (a)	761	1,093,344
Fortinet, Inc. (a)	19,869	1,984,913
Gen Digital, Inc.	17,070	503,394
Intuit, Inc.	8,743	6,864,392
Microsoft Corp.	232,444	124,008,874
Oracle Corp.	50,868	12,908,772
Palantir Technologies, Inc., Class A (a)	66,527	10,534,550
Palo Alto Networks, Inc. (a)	20,708	3,594,909
PTC, Inc. (a)	3,751	805,752
Roper Technologies, Inc.	3,363	1,850,995
Salesforce, Inc.	30,008	7,751,967
ServiceNow, Inc. (a)	6,474	6,105,759
Synopsys, Inc. (a)	5,770	3,655,122
Tyler Technologies, Inc. (a)	1,349	788,571
Workday, Inc., Class A (a)	6,775	1,554,050
		198,854,689
Specialized REITs 0.8%
American Tower Corp.	14,641	3,051,038
Crown Castle, Inc.	13,619	1,431,221
Digital Realty Trust, Inc.	9,901	1,746,933

	Shares	Value
Common Stocks
Specialized REITs
Equinix, Inc.	3,059	$ 2,401,835
Extra Space Storage, Inc.	6,637	891,747
Iron Mountain, Inc.	9,228	898,438
Public Storage	4,938	1,342,840
SBA Communications Corp.	3,361	755,284
VICI Properties, Inc.	33,049	1,077,397
Weyerhaeuser Co.	22,683	568,209
		14,164,942
Specialty Retail 1.7%
AutoZone, Inc. (a)	523	1,970,863
Best Buy Co., Inc.	6,025	391,987
CarMax, Inc. (a)	4,753	269,067
Home Depot, Inc. (The)	31,086	11,424,416
Lowe's Cos., Inc.	17,505	3,913,593
O'Reilly Automotive, Inc. (a)	26,735	2,628,585
Ross Stores, Inc.	10,284	1,404,177
TJX Cos., Inc. (The)	34,919	4,348,463
Tractor Supply Co.	16,582	944,345
Ulta Beauty, Inc. (a)	1,412	727,194
Williams-Sonoma, Inc.	3,845	719,207
		28,741,897
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc. (c)	467,100	96,955,947
Dell Technologies, Inc., Class C	9,370	1,243,305
Hewlett Packard Enterprise Co.	41,083	850,007
HP, Inc.	29,483	731,178
NetApp, Inc.	6,362	662,475
Seagate Technology Holdings plc	6,637	1,042,075
Super Micro Computer, Inc. (a)	16,053	946,646
Western Digital Corp.	10,911	858,587
		103,290,220
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	4,747	503,989
Lululemon Athletica, Inc. (a)	3,457	693,232
NIKE, Inc., Class B	36,846	2,752,028
Ralph Lauren Corp.	1,247	372,541
Tapestry, Inc.	6,496	701,763
		5,023,553
Tobacco 0.7%
Altria Group, Inc.	52,682	3,263,123
Philip Morris International, Inc.	48,681	7,986,118
		11,249,241
Trading Companies & Distributors 0.3%
Fastenal Co.	35,881	1,655,191

	Shares	Value
Common Stocks
Trading Companies & Distributors
United Rentals, Inc.	2,033	$ 1,795,017
WW Grainger, Inc.	1,367	1,421,051
		4,871,259
Water Utilities 0.1%
American Water Works Co., Inc.	6,099	855,324
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	14,915	3,555,885
Total Common Stocks (d) (Cost $306,455,715)		1,680,503,216

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)	1,477	1,507
Total Rights (Cost $1,507)		1,507

	Shares

Short-Term Investments 1.3%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 4.215% (f)	23,163	23,163

	Principal Amount

U.S. Treasury Debt 1.3%
U.S. Treasury Bills
4.247%, due 9/23/25 (c)(g)	$ 22,000,000	21,861,133
Total Short-Term Investments (Cost $21,887,218)		21,884,296
Total Investments (Cost $328,344,440)	100.0%	1,702,389,019
Other Assets, Less Liabilities	0.0‡	48,803
Net Assets	100.0%	$ 1,702,437,822

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

(b)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $195,909. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $202,011.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Fund’s net assets.
(e)	Illiquid security—As of July 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,507, which represented less than one-tenth of a percent of the Fund’s net assets.
(f)	Current yield as of July 31, 2025.
(g)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 104	$ 14,139	$ (14,220)	$ —	$ —	$ 23	$ 4	$ —	23
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	68	September 2025	$ 21,018,475	$ 21,672,450	$ 653,975

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,680,503,216	$ —	$ —	$ 1,680,503,216
Rights	—	1,507	—	1,507
Short-Term Investments
Affiliated Investment Company	23,163	—	—	23,163
U.S. Treasury Debt	—	21,861,133	—	21,861,133
Total Short-Term Investments	23,163	21,861,133	—	21,884,296
Total Investments in Securities	1,680,526,379	21,862,640	—	1,702,389,019
Other Financial Instruments
Futures Contracts (b)	653,975	—	—	653,975
Total Investments in Securities and Other Financial Instruments	$ 1,681,180,354	$ 21,862,640	$ —	$ 1,703,042,994

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Small Companies Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 94.1%
Aerospace & Defense 1.8%
Hexcel Corp.	83,207	$ 4,984,931
Automobile Components 1.5%
Goodyear Tire & Rubber Co. (The) (a)	396,159	4,072,514
Banks 10.2%
Banner Corp.	57,004	3,538,523
Enterprise Financial Services Corp.	49,464	2,729,918
First Interstate BancSystem, Inc., Class A	90,632	2,609,295
Old National Bancorp	211,185	4,458,115
Prosperity Bancshares, Inc.	44,425	2,959,594
Renasant Corp.	75,463	2,764,964
Stellar Bancorp, Inc.	110,781	3,271,363
United Community Banks, Inc.	98,498	3,004,189
WSFS Financial Corp.	54,610	2,994,813
		28,330,774
Biotechnology 7.4%
89bio, Inc. (a)	18,084	171,798
ACADIA Pharmaceuticals, Inc. (a)	18,627	443,881
ADMA Biologics, Inc. (a)	34,859	651,863
Agios Pharmaceuticals, Inc. (a)	8,147	303,231
Akebia Therapeutics, Inc. (a)	36,748	135,416
Akero Therapeutics, Inc. (a)	10,441	510,043
Alkermes plc (a)	24,484	648,581
Amicus Therapeutics, Inc. (a)	41,142	246,441
Apogee Therapeutics, Inc. (a)	4,718	180,511
Arcellx, Inc. (a)	5,382	384,221
Arcutis Biotherapeutics, Inc. (a)	16,087	234,548
Ardelyx, Inc. (a)	32,902	139,504
Arrowhead Pharmaceuticals, Inc. (a)	17,331	273,830
ARS Pharmaceuticals, Inc. (a)	8,123	143,615
Aurinia Pharmaceuticals, Inc. (a)	17,960	166,040
Avidity Biosciences, Inc. (a)	16,735	614,342
Beam Therapeutics, Inc. (a)(b)	13,126	258,713
BioCryst Pharmaceuticals, Inc. (a)	31,383	255,458
Biohaven Ltd. (a)	12,696	191,710
Bridgebio Pharma, Inc. (a)	23,658	1,118,314
CareDx, Inc. (a)	7,835	96,253
Catalyst Pharmaceuticals, Inc. (a)	17,296	368,924
Celldex Therapeutics, Inc. (a)	9,715	213,536
CG oncology, Inc. (a)	8,216	219,285
Cidara Therapeutics, Inc. (a)(b)	2,663	168,595
Crinetics Pharmaceuticals, Inc. (a)	13,131	375,415
CRISPR Therapeutics AG (a)(b)	11,741	660,549
Cytokinetics, Inc. (a)	17,149	645,488
Denali Therapeutics, Inc. (a)	19,131	264,582

	Shares	Value
Common Stocks
Biotechnology
Disc Medicine, Inc. (a)	3,662	$ 218,841
Dynavax Technologies Corp. (a)	15,737	172,792
Dyne Therapeutics, Inc. (a)	13,577	133,733
Geron Corp. (a)	86,506	99,482
GRAIL, Inc. (a)	4,807	164,447
Ideaya Biosciences, Inc. (a)	12,074	294,002
Immunovant, Inc. (a)	9,962	160,189
Intellia Therapeutics, Inc. (a)(b)	14,286	166,289
Janux Therapeutics, Inc. (a)	5,670	136,165
Krystal Biotech, Inc. (a)	3,663	563,626
Kymera Therapeutics, Inc. (a)	6,963	304,631
Madrigal Pharmaceuticals, Inc. (a)	2,486	752,040
MannKind Corp. (a)	45,511	172,032
Mirum Pharmaceuticals, Inc. (a)	6,517	336,799
Novavax, Inc. (a)(b)	21,991	146,240
Nurix Therapeutics, Inc. (a)	10,616	119,536
Nuvalent, Inc., Class A (a)	6,323	495,407
Protagonist Therapeutics, Inc. (a)	8,571	461,634
PTC Therapeutics, Inc. (a)	11,558	602,287
Recursion Pharmaceuticals, Inc., Class A (a)(b)	50,340	299,523
Rhythm Pharmaceuticals, Inc. (a)	8,032	684,567
Scholar Rock Holding Corp. (a)	11,720	434,226
Soleno Therapeutics, Inc. (a)	5,848	505,677
TG Therapeutics, Inc. (a)	21,545	764,847
Travere Therapeutics, Inc. (a)	13,415	207,262
Twist Bioscience Corp. (a)	8,654	290,515
Vaxcyte, Inc. (a)	18,697	634,763
Vera Therapeutics, Inc. (a)	7,491	155,738
Veracyte, Inc. (a)	11,803	277,489
Vericel Corp. (a)	7,606	265,754
Viridian Therapeutics, Inc. (a)	9,821	172,064
Xenon Pharmaceuticals, Inc. (a)	11,093	338,780
		20,616,064
Commercial Services & Supplies 1.5%
Brady Corp., Class A	58,289	4,113,455
Communications Equipment 1.5%
NetScout Systems, Inc. (a)	196,201	4,202,625
Construction & Engineering 1.5%
Ameresco, Inc., Class A (a)	252,945	4,279,829
Consumer Finance 2.5%
Enova International, Inc. (a)	67,573	7,065,433

	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail 1.3%
Grocery Outlet Holding Corp. (a)	266,120	$ 3,504,800
Containers & Packaging 1.4%
Greif, Inc., Class A	59,653	3,783,790
Diversified Consumer Services 2.4%
Laureate Education, Inc. (a)	293,982	6,643,993
Electronic Equipment, Instruments & Components 3.0%
TTM Technologies, Inc. (a)	85,754	4,051,877
Vishay Intertechnology, Inc.	267,706	4,387,701
		8,439,578
Energy Equipment & Services 1.7%
Helix Energy Solutions Group, Inc. (a)	436,244	2,586,927
Tidewater, Inc. (a)(b)	42,662	2,133,527
		4,720,454
Financial Services 5.2%
Federal Agricultural Mortgage Corp., Class C	19,573	3,371,841
Remitly Global, Inc. (a)	283,844	4,683,426
Repay Holdings Corp. (a)	379,851	1,868,867
Shift4 Payments, Inc., Class A (a)(b)	45,356	4,671,668
		14,595,802
Food Products 0.8%
Freshpet, Inc. (a)	30,787	2,103,368
Gas Utilities 1.5%
New Jersey Resources Corp.	90,421	4,151,228
Ground Transportation 2.2%
Ryder System, Inc.	33,865	6,018,149
Health Care Equipment & Supplies 4.3%
Artivion, Inc. (a)	194,115	6,000,095
Lantheus Holdings, Inc. (a)	47,439	3,377,182
SI-BONE, Inc. (a)	146,942	2,502,422
		11,879,699
Health Care Providers & Services 1.6%
Progyny, Inc. (a)	184,343	4,333,904
Health Care REITs 1.7%
CareTrust REIT, Inc.	144,513	4,595,513

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.4%
Life Time Group Holdings, Inc. (a)	137,091	$ 3,937,254
Household Durables 1.6%
Champion Homes, Inc. (a)	73,153	4,455,018
IT Services 1.0%
Grid Dynamics Holdings, Inc. (a)	279,255	2,650,130
Machinery 3.2%
Blue Bird Corp. (a)	115,529	5,174,544
Greenbrier Cos., Inc. (The)	80,078	3,643,549
		8,818,093
Marine Transportation 1.4%
Kirby Corp. (a)	42,051	4,007,881
Media 3.0%
Magnite, Inc. (a)	365,918	8,419,773
Metals & Mining 3.2%
Kaiser Aluminum Corp.	60,683	4,691,403
Lundin Mining Corp.	406,930	4,155,643
		8,847,046
Oil, Gas & Consumable Fuels 1.7%
Excelerate Energy, Inc., Class A	184,690	4,739,145
Pharmaceuticals 1.5%
Amneal Pharmaceuticals, Inc. (a)	22,090	172,744
Amphastar Pharmaceuticals, Inc. (a)	5,544	116,147
ANI Pharmaceuticals, Inc. (a)	2,703	171,235
Avadel Pharmaceuticals plc, ADR (a)	13,643	143,388
Axsome Therapeutics, Inc. (a)	6,016	609,902
Collegium Pharmaceutical, Inc. (a)	4,825	144,075
Edgewise Therapeutics, Inc. (a)	10,759	153,423
Harmony Biosciences Holdings, Inc. (a)	6,617	232,786
Harrow, Inc. (a)	4,730	150,225
Indivior plc (a)(b)	17,554	354,591
Innoviva, Inc. (a)	9,588	174,214
Ligand Pharmaceuticals, Inc. (a)	2,841	373,819
Ocular Therapeutix, Inc. (a)(b)	20,834	241,258
Pacira BioSciences, Inc. (a)	6,969	146,976
Prestige Consumer Healthcare, Inc. (a)	7,552	558,470
Supernus Pharmaceuticals, Inc. (a)	8,033	281,958
Tarsus Pharmaceuticals, Inc. (a)	5,770	223,991
		4,249,202

	Shares	Value
Common Stocks
Professional Services 3.6%
Maximus, Inc.	80,103	$ 5,916,408
Verra Mobility Corp. (a)	167,750	4,237,365
		10,153,773
Real Estate Management & Development 1.1%
Marcus & Millichap, Inc.	97,124	3,026,384
Retail REITs 1.6%
Macerich Co. (The)	273,725	4,573,945
Semiconductors & Semiconductor Equipment 2.8%
Ichor Holdings Ltd. (a)	138,337	2,737,689
Tower Semiconductor Ltd. (a)	110,235	5,043,251
		7,780,940
Software 5.2%
A10 Networks, Inc.	242,908	4,474,365
RingCentral, Inc., Class A (a)	124,020	3,161,270
SEMrush Holdings, Inc., Class A (a)	256,890	2,301,735
Verint Systems, Inc. (a)	216,633	4,609,950
		14,547,320
Specialized REITs 1.5%
EPR Properties	75,020	4,129,101
Specialty Retail 1.1%
Upbound Group, Inc.	151,384	3,123,809
Trading Companies & Distributors 4.2%
MRC Global, Inc. (a)	468,967	6,884,435
Xometry, Inc., Class A (a)(b)	148,285	4,795,537
		11,679,972
Total Common Stocks (Cost $242,060,605)		261,574,689
Exchange-Traded Fund 4.1%
iShares Russell 2000 ETF (b)	51,527	11,304,509
Total Exchange-Traded Fund (Cost $10,959,825)		11,304,509
Short-Term Investments 2.4%
Affiliated Investment Company 1.9%
NYLI U.S. Government Liquidity Fund, 4.215% (c)	5,465,326	5,465,326

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.5%
Invesco Government & Agency Portfolio, 4.342% (c)(d)	1,333,072	$ 1,333,072
Total Short-Term Investments (Cost $6,798,398)		6,798,398
Total Investments (Cost $259,818,828)	100.6%	279,677,596
Other Assets, Less Liabilities	(0.6)	(1,603,007)
Net Assets	100.0%	$ 278,074,589

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $11,084,818; the total market value of collateral held by the Fund was $11,370,107. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $10,037,035. The Fund received cash collateral with a value of $1,333,072.
(c)	Current yield as of July 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,276	$ 80,361	$ (78,172)	$ —	$ —	$ 5,465	$ 99	$ —	5,465
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 261,574,689	$ —	$ —	$ 261,574,689
Exchange-Traded Fund	11,304,509	—	—	11,304,509
Short-Term Investments
Affiliated Investment Company	5,465,326	—	—	5,465,326
Unaffiliated Investment Company	1,333,072	—	—	1,333,072
Total Short-Term Investments	6,798,398	—	—	6,798,398
Total Investments in Securities	$ 279,677,596	$ —	$ —	$ 279,677,596

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Short Term Bond Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.4%
Asset-Backed Securities 5.9%
Other Asset-Backed Securities 5.9%
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.668% (3 Month SOFR + 1.35%), due 1/25/38 (a)(b)	$ 500,000	$ 500,947
Cloud Capital Holdco LP
Series 2024-1A, Class A2
5.781%, due 11/22/49 (a)	500,000	505,581
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (a)	674,036	687,094
CyrusOne Data Centers Issuer I LLC (a)
Series 2023-2A, Class A2
5.56%, due 11/20/48	675,000	679,511
Series 2025-1A, Class A2
5.91%, due 2/20/50	500,000	509,628
Empower CLO Ltd.
Series 2023-2A, Class A1
6.518% (3 Month SOFR + 2.20%), due 7/15/36 (a)(b)	1,000,000	1,003,304
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1
1.48%, due 1/20/51 (a)	650,648	636,575
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (a)	500,000	507,475
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (a)	303,973	279,274
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (a)	511,125	493,330
SVC ABS LLC
Series 2023-1A, Class A
5.15%, due 2/20/53 (a)	775,514	765,546
Trafigura Securitisation Finance plc
Series 2024-1A, Class A2
5.98%, due 11/15/27 (a)	1,000,000	1,007,686
Total Asset-Backed Securities (Cost $7,407,522)		7,575,951
Corporate Bonds 28.6%
Aerospace & Defense 0.7%
BAE Systems plc
5.125%, due 3/26/29 (a)	590,000	603,574
General Electric Co.
4.30%, due 7/29/30	280,000	278,664
		882,238

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 1.4%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	$ 285,000	$ 291,183
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	505,000	500,723
General Motors Financial Co., Inc.
6.05%, due 10/10/25	735,000	736,652
Hyundai Capital America
4.875%, due 6/23/27 (a)	250,000	250,802
		1,779,360
Banks 13.2%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	255,000	259,639
Banco Santander SA
5.565%, due 1/17/30	600,000	620,474
Bank of America Corp. (c)
5.08%, due 1/20/27	1,720,000	1,725,113
Series FIX
5.162%, due 1/24/31	245,000	250,658
5.202%, due 4/25/29	380,000	387,084
Bank of New York Mellon (The)
4.729%, due 4/20/29 (c)	640,000	646,753
Barclays plc
5.829%, due 5/9/27 (c)	210,000	211,699
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	990,000	1,046,998
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	335,000	339,344
5.61%, due 9/29/26 (c)	1,040,000	1,041,268
Credit Agricole SA
5.23%, due 1/9/29 (a)(c)	685,000	694,004
Goldman Sachs Group, Inc. (The) (c)
5.218%, due 4/23/31	160,000	163,605
6.484%, due 10/24/29	785,000	829,903
HSBC Holdings plc
7.336%, due 11/3/26 (c)	840,000	845,434
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (c)	470,000	479,798
JPMorgan Chase & Co. (c)
5.103%, due 4/22/31	1,010,000	1,032,902
5.571%, due 4/22/28	340,000	346,018
KeyCorp
5.121%, due 4/4/31 (c)	470,000	475,048
Lloyds Banking Group plc
5.087% (1 Year Treasury Constant Maturity Rate + 0.85%), due 11/26/28 (b)	345,000	348,748
Morgan Stanley (c)
5.656%, due 4/18/30	360,000	373,043
6.138%, due 10/16/26	380,000	380,999

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	$ 280,000	$ 281,262
PNC Financial Services Group, Inc. (The) (c)
4.758%, due 1/26/27	125,000	125,017
4.899%, due 5/13/31	360,000	363,948
6.615%, due 10/20/27	295,000	301,972
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	285,000	286,519
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	285,000	282,659
U.S. Bancorp
6.787%, due 10/26/27 (c)	440,000	451,553
UBS Group AG
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (a)(b)	625,000	639,695
Wells Fargo & Co. (c)
4.54%, due 8/15/26	780,000	779,823
4.97%, due 4/23/29	700,000	708,214
5.15%, due 4/23/31	255,000	260,211
		16,979,405
Beverages 0.3%
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	380,000	379,905
Biotechnology 0.7%
Amgen, Inc.
5.15%, due 3/2/28	665,000	677,193
5.25%, due 3/2/30	265,000	272,257
		949,450
Commercial Services 0.3%
Equifax, Inc.
4.80%, due 9/15/29	380,000	382,461
Computers 0.2%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	230,000	228,652
Diversified Financial Services 1.3%
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	370,000	389,056
Ares Management Corp.
6.375%, due 11/10/28	485,000	510,678
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	355,000	365,044

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	$ 390,000	$ 411,572
		1,676,350
Electric 1.9%
Duke Energy Corp.
2.45%, due 6/1/30	235,000	212,898
Florida Power & Light Co.
5.05%, due 4/1/28	595,000	606,973
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	280,000	285,289
Pacific Gas and Electric Co.
5.45%, due 6/15/27	225,000	227,837
6.10%, due 1/15/29	505,000	522,287
Southern California Edison Co.
5.85%, due 11/1/27	255,000	260,638
Southern Co. (The)
5.15%, due 10/6/25	280,000	280,083
		2,396,005
Healthcare-Products 0.7%
GE HealthCare Technologies, Inc.
4.80%, due 8/14/29	280,000	283,200
Solventum Corp.
5.45%, due 2/25/27	670,000	680,391
		963,591
Healthcare-Services 0.4%
HCA, Inc.
5.625%, due 9/1/28	445,000	456,599
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	555,000	541,920
Insurance 2.3%
Corebridge Global Funding
5.20%, due 1/12/29 (a)	625,000	636,136
Equitable America Global Funding
4.95%, due 6/9/30 (a)	400,000	403,183
GA Global Funding Trust
5.40%, due 1/13/30 (a)	565,000	578,236
Jackson National Life Global Funding
5.35%, due 1/13/30 (a)	315,000	324,219
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	375,000	384,196

	Principal Amount	Value
Corporate Bonds
Insurance
Principal Life Global Funding II
4.60%, due 8/19/27 (a)	$ 635,000	$ 636,255
		2,962,225
Investment Companies 0.6%
Antares Holdings LP (a)
3.95%, due 7/15/26	250,000	246,427
7.95%, due 8/11/28	250,000	263,531
Blackstone Private Credit Fund
7.05%, due 9/29/25	205,000	205,656
		715,614
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	205,000	181,611
6.10%, due 6/1/29	155,000	161,690
		343,301
Office & Business Equipment 0.3%
CDW LLC
5.10%, due 3/1/30	380,000	382,736
Oil & Gas 0.1%
Patterson-UTI Energy, Inc.
5.15%, due 11/15/29	186,000	183,898
Pipelines 0.9%
Cheniere Energy Partners LP
4.00%, due 3/1/31	265,000	253,119
Energy Transfer LP
5.55%, due 2/15/28	290,000	297,165
ONEOK, Inc.
5.55%, due 11/1/26	265,000	267,781
5.85%, due 1/15/26	275,000	276,400
		1,094,465
Semiconductors 1.1%
Broadcom Corp.
3.875%, due 1/15/27	500,000	495,708
Broadcom, Inc.
5.05%, due 4/15/30	535,000	546,628
Intel Corp.
4.875%, due 2/10/28	320,000	322,298
		1,364,634
Software 0.6%
Oracle Corp.
2.95%, due 4/1/30	845,000	786,213

	Principal Amount	Value
Corporate Bonds
Telecommunications 0.6%
AT&T, Inc.
1.70%, due 3/25/26	$ 780,000	$ 765,845
Transportation 0.3%
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	370,000	375,123
Total Corporate Bonds (Cost $36,004,244)		36,589,990
Mortgage-Backed Securities 9.8%
Agency (Collateralized Mortgage Obligations) 1.6%
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (d)	2,617,931	519,041
REMIC, Series 2020-74, Class IE
3.50%, due 5/16/50 (d)	3,036,463	609,926
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	500,000	496,468
REMIC, Series 2025-41, Class MB
6.748% (SOFR 30A + 2.40%), due 11/20/54 (b)	450,409	447,914
		2,073,349
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.9%
ALA Trust
Series 2025-OANA, Class A
6.085% (1 Month SOFR + 1.743%), due 6/15/40 (a)(b)	750,000	754,219
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A
6.263% (1 Month SOFR + 1.921%), due 8/15/41 (a)(b)	750,000	753,281
BX
Series 2024-BRVE, Class A
6.183% (1 Month SOFR + 1.841%), due 4/15/26 (a)(b)	729,968	730,879
BX Trust
Series 2025-VLT7, Class A
6.00% (1 Month SOFR + 1.70%), due 7/15/44 (a)(b)	700,000	702,405
FNMA, ACES
Series 2019-M12, Class X3
0.603%, due 6/25/29 (d)(e)	13,000,000	276,554
GNMA
REMIC, Series 2024-32
0.70%, due 6/16/63 (d)(e)	11,991,808	587,298
ORL Trust
Series 2024-GLKS, Class A
5.834% (1 Month SOFR + 1.493%), due 12/15/39 (a)(b)	500,000	500,443

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
SHR Trust
Series 2024-LXRY, Class A
6.292% (1 Month SOFR + 1.95%), due 10/15/41 (a)(b)	$ 750,000	$ 750,000
		5,055,079
Whole Loan (Collateralized Mortgage Obligations) 4.3%
A&D Mortgage Trust (a)
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	452,049	452,460
Series 2023-NQM5, Class A1
7.049%, due 11/25/68 (f)	586,121	592,568
Series 2023-NQM4, Class A1
7.472%, due 9/25/68 (f)	557,238	564,935
EFMT
Series 2025-NQM1, Class A1
5.668%, due 1/25/70 (a)(g)	455,643	457,058
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(f)	506,984	511,556
HOMES Trust
Series 2025-AFC2, Class A1A
5.471%, due 6/25/60 (a)(f)	490,093	489,235
J.P. Morgan Mortgage Trust
Series 2024-10, Class A3
5.00%, due 3/25/55 (a)(g)	399,191	386,041
OBX Trust
Series 2025-NQM9, Class A1
5.658%, due 1/25/65 (a)(f)	490,802	493,359
PRKCM
Series 2025-HOME1, Class A1A
5.546%, due 2/25/60 (a)(f)	483,091	482,867
PRKCM Trust
Series 2024-HOME1, Class A1
6.431%, due 5/25/59 (a)(f)	581,400	585,873
PRPM Trust
Series 2025-NQM1, Class A1
5.802%, due 11/25/69 (a)(f)	450,510	451,460
		5,467,412
Total Mortgage-Backed Securities (Cost $12,547,653)		12,595,840
U.S. Government & Federal Agencies 52.1%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.3%
UMBS, 30 Year
5.50%, due 11/1/52	440,269	440,917
6.00%, due 11/1/52	612,694	624,836

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, Single Family, 30 Year TBA
5.50%, due 8/25/55 (h)	$ 650,000	$ 646,558
		1,712,311
United States Treasury Notes 50.8%
U.S. Treasury Notes
3.875%, due 3/31/27	40,025,000	39,945,262
3.875%, due 7/15/28	19,150,000	19,144,016
3.875%, due 6/30/30	100,000	99,641
3.875%, due 7/31/30	1,450,000	1,444,789
4.00%, due 6/30/32	830,000	823,256
4.25%, due 5/15/35	3,675,000	3,642,844
		65,099,808
Total U.S. Government & Federal Agencies (Cost $66,890,324)		66,812,119
Total Long-Term Bonds (Cost $122,849,743)		123,573,900

	Shares

Exchange-Traded Fund 2.1%
iShares 1-5 Year Investment Grade Corporate Bond ETF	50,301	2,647,342
Total Exchange-Traded Fund (Cost $2,524,219)		2,647,342
Total Investments (Cost $125,373,962)	98.5%	126,221,242
Other Assets, Less Liabilities	1.5	1,894,308
Net Assets	100.0%	$ 128,115,550

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2025.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2025.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.

(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2025, the total net market value was $646,558, which represented 0.5% of the Fund’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	178	September 2025	$ 36,896,120	$ 36,843,219	$ (52,901)
Short Contracts
U.S. Treasury 5 Year Notes	(177)	September 2025	(19,098,705)	(19,146,422)	(47,717)
U.S. Treasury 10 Year Notes	(11)	September 2025	(1,208,214)	(1,221,687)	(13,473)
U.S. Treasury 10 Year Ultra Bonds	(43)	September 2025	(4,781,614)	(4,862,359)	(80,745)
U.S. Treasury Long Bonds	(5)	September 2025	(550,928)	(570,938)	(20,010)
Total Short Contracts					(161,945)
Net Unrealized Depreciation					$ (214,846)

1.	As of July 31, 2025, cash in the amount of $395,911 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SVC—El Salvador Colon
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 7,575,951	$ —	$ 7,575,951
Corporate Bonds	—	36,589,990	—	36,589,990
Mortgage-Backed Securities	—	12,595,840	—	12,595,840
U.S. Government & Federal Agencies	—	66,812,119	—	66,812,119
Total Long-Term Bonds	—	123,573,900	—	123,573,900
Exchange-Traded Fund	2,647,342	—	—	2,647,342
Total Investments in Securities	$ 2,647,342	$ 123,573,900	$ —	$ 126,221,242
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (214,846)	$ —	$ —	$ (214,846)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI PineStone Global Equity Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.6%
Denmark 1.0%
Novo Nordisk A/S, Class B (Pharmaceuticals)	8,668	$ 400,100
France 2.9%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,161	1,161,933
India 1.8%
HDFC Bank Ltd., ADR (Banks)	9,685	743,518
Japan 3.1%
Keyence Corp. (Electronic Equipment, Instruments & Components)	3,467	1,253,497
Netherlands 2.9%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,721	1,194,212
Switzerland 4.9%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	7,094	1,154,425
Geberit AG (Registered) (Building Products)	1,076	822,269
		1,976,694
Taiwan 8.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	14,391	3,477,153
United Kingdom 5.6%
Diageo plc (Beverages)	25,379	619,736
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	11,171	1,287,168
Intertek Group plc (Professional Services)	5,756	374,234
		2,281,138
United States 67.9%
Alphabet, Inc., Class A (Interactive Media & Services)	14,686	2,818,243
AutoZone, Inc. (Specialty Retail) (a)	560	2,110,293
Carrier Global Corp. (Building Products)	14,368	985,932
CME Group, Inc. (Capital Markets)	5,879	1,636,008
Copart, Inc. (Commercial Services & Supplies) (a)	16,300	738,879
Graco, Inc. (Machinery)	9,432	792,099
Johnson & Johnson (Pharmaceuticals)	5,654	931,440
Mastercard, Inc., Class A (Financial Services)	3,560	2,016,633
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	782	964,738
Microsoft Corp. (Software)	6,281	3,350,914
Moody's Corp. (Capital Markets)	4,110	2,119,650
MSCI, Inc. (Capital Markets)	2,374	1,332,669
Nestle SA (Registered) (Food Products)	12,066	1,052,276
Oracle Corp. (Software)	8,127	2,062,389
Otis Worldwide Corp. (Machinery)	10,662	913,627
PepsiCo, Inc. (Beverages)	5,977	824,348
Sherwin-Williams Co. (The) (Chemicals)	3,730	1,234,182

	Shares	Value
Common Stocks
United States
TJX Cos., Inc. (The) (Specialty Retail)	11,013	$ 1,371,449
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,633	407,532
		27,663,301
Total Common Stocks (Cost $30,955,674)		40,151,546
Total Investments (Cost $30,955,674)	98.6%	40,151,546
Other Assets, Less Liabilities	1.4	558,194
Net Assets	100.0%	$ 40,709,740

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 22,634	$ (22,634)	$ —	$ —	$ —	$ 6	$ —	—
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Denmark	$ —	$ 400,100	$ —	$ 400,100
France	—	1,161,933	—	1,161,933
Japan	—	1,253,497	—	1,253,497
Netherlands	—	1,194,212	—	1,194,212
Switzerland	—	1,976,694	—	1,976,694
United Kingdom	—	2,281,138	—	2,281,138
United States	26,611,025	1,052,276	—	27,663,301
All Other Countries	4,220,671	—	—	4,220,671
Total Investments in Securities	$ 30,831,696	$ 9,319,850	$ —	$ 40,151,546

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI PineStone International Equity Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Australia 1.2%
Commonwealth Bank of Australia (Banks)	87,525	$ 9,942,666
Canada 2.8%
Canadian National Railway Co. (Ground Transportation)	246,709	23,054,956
Denmark 2.3%
Novo Nordisk A/S, Class B (Pharmaceuticals)	409,735	18,912,654
France 17.0%
Air Liquide SA (Chemicals)	155,970	30,700,622
Air Liquide SA, Loyalty Shares (Chemicals)	66,712	13,131,370
EssilorLuxottica SA (Health Care Equipment & Supplies)	132,346	39,257,916
L'Oreal SA (Personal Care Products)	53,230	23,583,913
L'Oreal SA, Loyalty Shares (Registered) (Personal Care Products)	9,600	4,253,345
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	55,202	29,681,183
		140,608,349
Germany 6.1%
Rational AG (Machinery)	17,076	13,243,253
SAP SE (Software)	131,710	37,702,500
		50,945,753
India 2.2%
HDFC Bank Ltd., ADR (Banks)	237,718	18,249,611
Japan 5.3%
Keyence Corp. (Electronic Equipment, Instruments & Components)	99,720	36,053,851
Shimano, Inc. (Leisure Products)	30,021	3,282,322
Unicharm Corp. (Household Products)	673,233	4,704,231
		44,040,404
Netherlands 4.4%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	52,277	36,275,316
Spain 3.7%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	378,504	30,384,524
Sweden 0.8%
Atlas Copco AB, Class A (Machinery)	467,118	7,078,228
Switzerland 10.1%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	202,115	32,890,692
Geberit AG (Registered) (Building Products)	30,144	23,035,769
Schindler Holding AG (Machinery)	76,032	27,518,283
		83,444,744

	Shares	Value
Common Stocks
Taiwan 9.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	313,834	$ 75,828,571
United Kingdom 22.0%
Ashtead Group plc (Trading Companies & Distributors)	229,939	15,381,434
Diageo plc (Beverages)	695,211	16,976,532
Howden Joinery Group plc (Trading Companies & Distributors)	1,601,313	18,572,289
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	353,612	40,744,608
Intertek Group plc (Professional Services)	271,218	17,633,601
London Stock Exchange Group plc (Capital Markets)	379,680	46,312,429
Spirax Group plc (Machinery)	120,741	10,088,615
Unilever plc (Personal Care Products)	289,592	16,890,444
		182,599,952
United States 12.7%
Alcon AG (Health Care Equipment & Supplies)	241,434	21,177,108
Aon plc, Class A (Insurance)	59,287	21,088,979
Nestle SA (Registered) (Food Products)	378,716	33,027,841
S&P Global, Inc. (Capital Markets)	54,383	29,970,471
		105,264,399
Total Common Stocks (Cost $722,781,651)		826,630,127
Total Investments (Cost $722,781,651)	99.7%	826,630,127
Other Assets, Less Liabilities	0.3	2,160,866
Net Assets	100.0%	$ 828,790,993

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 8,248	$ 238,576	$ (246,824)	$ —	$ —	$ —	$ 239	$ —	—
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 9,942,666	$ —	$ 9,942,666
Denmark	—	18,912,654	—	18,912,654
France	23,756,758	116,851,591	—	140,608,349
Germany	—	50,945,753	—	50,945,753
Japan	—	44,040,404	—	44,040,404
Netherlands	—	36,275,316	—	36,275,316
Spain	—	30,384,524	—	30,384,524
Sweden	—	7,078,228	—	7,078,228
Switzerland	—	83,444,744	—	83,444,744
United Kingdom	—	182,599,952	—	182,599,952
United States	51,059,450	54,204,949	—	105,264,399
All Other Countries	117,133,138	—	—	117,133,138
Total Investments in Securities	$ 191,949,346	$ 634,680,781	$ —	$ 826,630,127

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI PineStone U.S. Equity Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.8%
Beverages 2.9%
PepsiCo, Inc.	116,909	$ 16,124,089
Building Products 2.7%
Carrier Global Corp.	219,034	15,030,113
Capital Markets 17.2%
CME Group, Inc.	85,070	23,673,280
FactSet Research Systems, Inc.	30,397	12,246,951
Moody's Corp.	81,267	41,911,830
MSCI, Inc.	31,534	17,701,926
		95,533,987
Chemicals 6.8%
Linde plc	40,388	18,588,981
Sherwin-Williams Co. (The)	57,342	18,973,321
		37,562,302
Commercial Services & Supplies 2.6%
Copart, Inc. (a)	316,100	14,328,813
Financial Services 5.8%
Mastercard, Inc., Class A	57,306	32,462,130
Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	38,283	9,553,906
Hotels, Restaurants & Leisure 3.1%
Hilton Worldwide Holdings, Inc.	65,300	17,505,624
Household Products 1.5%
Colgate-Palmolive Co.	99,253	8,322,364
Interactive Media & Services 8.4%
Alphabet, Inc., Class A	244,819	46,980,766
Life Sciences Tools & Services 3.0%
Mettler-Toledo International, Inc. (a)	13,580	16,753,374
Machinery 4.5%
Graco, Inc.	147,202	12,362,024
Otis Worldwide Corp.	150,258	12,875,608
		25,237,632
Pharmaceuticals 2.8%
Johnson & Johnson	94,777	15,613,563

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	73,928	$ 16,606,447
Software 18.4%
Adobe, Inc. (a)	23,014	8,231,878
Microsoft Corp.	110,277	58,832,779
Oracle Corp.	138,543	35,158,057
		102,222,714
Specialty Retail 13.6%
AutoZone, Inc. (a)	9,976	37,593,359
Lowe's Cos., Inc.	79,067	17,677,009
TJX Cos., Inc. (The)	162,211	20,200,136
		75,470,504
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc., Class B	133,936	10,003,680
Total Common Stocks (Cost $437,124,760)		555,312,008
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	1,422,487	1,422,487
Total Short-Term Investment (Cost $1,422,487)		1,422,487
Total Investments (Cost $438,547,247)	100.0%	556,734,495
Other Assets, Less Liabilities	(0.0)‡	(165,501)
Net Assets	100.0%	$ 556,568,994

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,526	$ 55,069	$ (55,173)	$ —	$ —	$ 1,422	$ 62	$ —	1,422

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 555,312,008	$ —	$ —	$ 555,312,008
Short-Term Investment
Affiliated Investment Company	1,422,487	—	—	1,422,487
Total Investments in Securities	$ 556,734,495	$ —	$ —	$ 556,734,495

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

456

New York Life Investments Funds Trust
Notes to Portfolios of Investments July 31, 2025 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2025, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of July 31, 2025, and can change at any time.